                               TABLE OF CONTENTS

President's Letter..........................................        3
Performance Summary and Policy Values.......................        4
NYLIAC Corporate Sponsored Variable Universal Life Separate
  Account - I
CSVUL Policies
  Statement of Assets and Liabilities.......................        6
  Statement of Operations...................................        8
  Statement of Changes in Total Equity......................       14
  Notes to Financial Statements.............................       21
CESVUL Policies
  Statement of Assets and Liabilities.......................       32
  Statement of Operations...................................       33
  Statement of Changes in Total Equity......................       33
  Notes to Financial Statements.............................       35
MainStay VP Series Fund, Inc.
Chairman's Letter...........................................      M-1
Portfolio Managers' Comments................................      M-2
Glossary....................................................     M-34
Capital Appreciation Portfolio..............................     M-38
Cash Management Portfolio...................................     M-42
Convertible Portfolio.......................................     M-47
Government Portfolio........................................     M-55
High Yield Corporate Bond Portfolio.........................     M-59
International Equity Portfolio..............................     M-71
Total Return Portfolio......................................     M-76
Value Portfolio.............................................     M-84
Bond Portfolio..............................................     M-88
Growth Equity Portfolio.....................................     M-92
Indexed Equity Portfolio....................................     M-97
American Century Income & Growth Portfolio..................    M-107
Dreyfus Large Company Value Portfolio.......................    M-114
Eagle Asset Management Growth Equity Portfolio..............    M-119
Lord Abbett Developing Growth Portfolio*....................    M-123
Notes to Financial Statements...............................    M-129
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Small Capitalization Portfolio
Calvert Social Balanced Portfolio
Fidelity VIP Contrafund(R) (Initial Class) Portfolio
Fidelity VIP Equity-Income (Initial Class) Portfolio
Janus Aspen Series Balanced Portfolio
Janus Aspen Series Worldwide Growth Portfolio
Morgan Stanley UIF Emerging Markets Equity Portfolio
T. Rowe Price Equity Income Portfolio

---------------
* The MainStay VP Lord Abbett Developing Growth Portfolio is not available under the CSVUL policy.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

TO THE OWNERS OF NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE POLICIES:

I am pleased to present the NYLIAC Corporate Sponsored Variable Universal Life (CSVUL) Semi-Annual Report for the period ending June 30, 2001. NYLIAC Corporate Sponsored Variable Universal Life Separate Account I serves as the Separate Account for these policies.

This Semi-Annual Report contains valuable information, including performance data, portfolio manager commentary, individual portfolio holdings and Separate Account financial statements for each of the 22 available Investment Divisions in this Separate Account.

This report includes Semi-Annual Reports from:

MainStay VP Series Fund, Inc.
The Alger American Fund
Calvert Variable Series, Inc.
Fidelity Variable Insurance Products Fund
Janus Aspen Series
The Universal Institutional Funds, Inc.
T. Rowe Price Equity Series, Inc.

Recent market performance should remind us of basic investment principles. Because the market is cyclical, it may be to your advantage to consider a variety of Investment Divisions, including value, growth and bond portfolios, to minimize the potential negative impact of a drop in any one market sector. Most importantly, invest for the long term. The longer you stay in the market, the less any individual year's returns can affect your policy's overall performance.

One of the most attractive features of your Corporate Sponsored Variable Universal Life policy is the ability to create, within limits, your own premium payment schedule, including the amount and frequency of premium payments you intend to make. The policy's fees and charges are deducted from the available cash value, and your life insurance coverage remains in effect as long as your cash surrender value is sufficient to cover these deductions. To help optimize potential investment results for the future, you may opt to increase your planned premium payments or make additional unplanned premium payments. (Note:
Higher premium funding may maximize the policy's investment potential and reduce the likelihood that your policy could terminate due to lower than anticipated investment performance.) Your registered representative can assist you in evaluating the effect(s) of different premium funding options.

We owe our financial strength to our valued customers, who continue to place their trust in us. Our financial strength, in turn, allows us to keep our financial promises. Ultimately, we are dedicated to one overriding purpose: to be there when our clients need us.

Thank you for making us "The Company You Keep(R)."

federicksievertSIG

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY*
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2001
--------------------------------------------------------------------------------

                                                           INVESTMENT
                                              PORTFOLIO     DIVISION
                                              INCEPTION    INCEPTION      1       3         6                   1         SINCE
            INVESTMENT DIVISIONS                 DATE         DATE      MONTH   MONTHS    MONTHS     YTD       YEAR    INCEPTION(C)
MAINSTAY VP SERIES FUND:
  American Century Income & Growth(a)         05/01/1998          N/A    N/A      N/A       N/A        N/A       N/A         N/A
  Bond                                        01/23/1984   03/27/1998   0.26%    0.39%     3.58%      3.58%     9.95%       5.19%
  Capital Appreciation                        01/29/1993   03/27/1998   -2.99%   2.72%    -17.37%   -17.37%   -28.13%       2.70%
  Cash Management(b)                          01/29/1993   03/27/1998   0.27%    0.88%     2.10%      2.10%     4.90%       4.58%
  Convertible                                 10/01/1996   11/07/2000   0.00%    0.00%     0.70%      0.70%      N/A       -6.15%
  Dreyfus Large Company Value                 05/01/1998   03/02/2000   -2.21%   3.93%    -3.35%     -3.35%     6.04%       6.58%
  Eagle Asset Management Growth Equity        05/01/1998   03/02/2000   -0.71%   7.73%    -10.66%   -10.66%   -28.83%     -22.69%
  Government                                  01/29/1993   04/28/1998   0.21%   -0.54%     1.69%      1.69%     8.90%       5.52%
  Growth Equity                               01/23/1984   04/14/1998   -1.90%   4.71%    -11.41%   -11.41%   -16.57%       5.93%
  High Yield Corporate Bond                   05/01/1995   04/28/1998   -2.71%  -1.34%     2.49%      2.49%    -5.71%       1.30%
  Indexed Equity                              01/29/1993   03/27/1998   -2.52%   5.64%    -7.14%     -7.14%   -15.46%       3.71%
  International Equity                        05/01/1995   03/27/1998   -1.42%   0.59%    -12.67%   -12.67%   -21.75%      -1.19%
  Total Return                                01/29/1993   11/23/1999   -1.64%   1.85%    -9.38%     -9.38%   -15.30%      -6.73%
  Value                                       05/01/1995   04/28/1998   -3.20%   3.86%     0.85%      0.85%    19.91%       0.01%
Alger American Small Capitalization           09/20/1988   04/28/1998   -0.75%   7.22%    -21.35%   -21.35%   -42.93%      -4.41%
Calvert Social Balanced                       09/02/1986   04/28/1998   -0.56%   3.96%    -3.44%     -3.44%    -9.26%       3.43%
Fidelity VIP Contrafund(R)                    01/03/1995   04/28/1998   -2.56%   3.38%    -10.25%   -10.25%   -15.37%       6.11%
Fidelity VIP Equity Income                    10/09/1986   04/14/1998   -3.36%   5.29%    -1.25%     -1.25%     9.62%       3.30%
Janus Aspen Series Balanced                   09/13/1993   04/14/1998   -1.15%   2.09%    -3.75%     -3.75%    -6.93%      11.28%
Janus Aspen Series Worldwide Growth           09/13/1993   04/29/1998   -3.99%   3.82%    -13.80%   -13.80%   -29.02%       8.06%
Morgan Stanley UIF Emerging Markets Equity    10/01/1996   07/15/1999   -1.92%   4.75%    -4.28%     -4.28%   -38.81%     -10.54%
T. Rowe Price Equity Income                   03/31/1994   01/13/2000   -1.98%   5.53%     2.29%      2.29%    18.48%      11.13%

*The values shown are unaudited.

(a) No performance information is shown for the American Century Income and Growth Investment Division because as of 6/30/01, the Separate Account had no money invested in this Investment Division.

(b) An investment in the MainStay VP Cash Management Investment Division is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the MainStay VP Cash Management Investment Division seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money.

(c) These figures are calculated from the Investment Division Inception Date, which is the date money was first invested into each Investment Division.

Past performance is no guarantee of future results. Due to current market volatility, the current performance may be less than the figures shown. The investment return and the accumulation value of your policy will fluctuate so that your contract, when surrendered, may be worth more or less than the original cost. Performance reflects the percentage change for the period shown with capital gains and dividends reinvested.

Performance reflects the deduction of the policy's current mortality and expense risk charge of .70% for policy years one through ten and total fund operating expenses. However, it does not reflect the policy fees or charges. These include the cost of insurance, surrender charges, monthly contract charges, sales expense charges, and state and federal tax charges. Had these expenses been deducted, total returns would have been lower.

The advisers to some of the Portfolios have assumed or reduced some of those Portfolios' fees and expenses. Had these expenses not been assumed or reduced, the total returns for these Investment Divisions would have been lower.

This is not valid unless accompanied by the NYLIAC CSVUL Policy Value pages.

     ISSUED BY NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                  CORPORATION)
              DISTRIBUTED BY NYLIFE DISTRIBUTORS INC., MEMBER NASD
                     51 MADISON AVENUE, NEW YORK, NY 10010

NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
POLICY VALUES
BASED ON HISTORICAL INVESTMENT RESULTS THROUGH THE QUARTER ENDING JUNE 30, 2001 $350,000 OF INITIAL INSURANCE PROTECTION AND CURRENT CHARGES
--------------------------------------------------------------------------------

                                                                                                   SINCE INVESTMENT DIVISION
                                                     PAST 1 YEAR              PAST 3 YEARS              INCEPTION DATE
                                                              IF THE      POLICY      IF THE
                                              POLICY CASH    POLICY IS     CASH      POLICY IS      POLICY     IF THE POLICY
            INVESTMENT DIVISIONS                 VALUE      SURRENDERED    VALUE    SURRENDERED   CASH VALUE   IS SURRENDERED
MAINSTAY VP SERIES FUND:
  American Century Income & Growth**               N/A           N/A          N/A         N/A          N/A            N/A
  Bond                                          $7,106        $6,082      $21,581     $20,557      $28,643        $27,619
  Capital Appreciation                          $4,560        $3,537      $16,607     $15,583      $23,264        $22,240
  Cash Management                               $6,762        $5,739      $20,986     $19,962      $28,158        $27,134
  Convertible                                      N/A           N/A          N/A         N/A      $ 6,889        $ 5,865
  Dreyfus Large Company Value                   $6,721        $5,697          N/A         N/A      $13,877        $12,853
  Eagle Asset Management Growth Equity          $4,465        $3,411          N/A         N/A      $11,278        $10,254
  Government                                    $7,042        $6,018      $21,559     $20,535      $28,580        $27,556
  Growth Equity                                 $5,285        $4,261      $19,016     $17,993      $26,298        $25,274
  High Yield Corporate Bond                     $6,052        $5,028      $18,824     $17,801      $26,420        $25,396
  Indexed Equity                                $5,371        $4,347      $17,966     $16,942      $25,325        $24,301
  International Equity                          $4,886        $3,862      $16,246     $15,222      $22,036        $21,012
  Total Return                                  $5,411        $4,388          N/A         N/A      $11,955        $10,931
  Value                                         $7,678        $6,654      $20,750     $19,726      $28,319        $27,295
Alger American Small Capitalization             $3,437        $2,413      $12,968     $11,945      $20,040        $19,016
Calvert Social Balanced                         $5,805        $4,781      $18,950     $17,926      $26,211        $25,187
Fidelity VIP Contrafund(R)                      $5,374        $4,351      $18,414     $17,390      $25,877        $24,853
Fidelity VIP Equity Income                      $6,985        $5,962      $20,258     $19,234      $27,845        $26,821
Janus Aspen Series Balanced                     $5,962        $4,938      $21,231     $20,207      $29,075        $28,051
Janus Aspen Series Worldwide Growth             $4,380        $3,356      $18,524     $17,501      $26,009        $24,985
Morgan Stanley UIF Emerging Markets Equity      $3,699        $2,675      $13,881     $12,857      $20,218        $19,194
T. Rowe Price Equity Income                     $7,552        $6,528          N/A         N/A      $14,666        $13,642

This table is designed to demonstrate how the actual investment experience of NYLIAC's CSVUL Separate Account I would have affected the Policy Cash Value and Cash Surrender Value ("If the Policy is Surrendered") of hypothetical policies held for specified time periods ending June 30, 2001. The illustration assumes a $7,500 annual premium that is allocated to each individual Investment Division. It also assumes that the insured is a 35 year-old Male, Medical Issue, Non-Smoker, the policy has a level death benefit option, the policy face amount is $350,000 and that all policies were purchased on the first day that the Investment Division was made available for NYLIAC's CSVUL Separate Account I.

Current charges, which include a sales expense charge (2.25%), state tax (2%), federal tax (1.25%), monthly contract charges ($7.50), cost of insurance, separate account charges for mortality and expense risk (.70% for policy years 1-10 and .30% for policy years 11 and subsequent) and total fund operating expenses have been used to determine policy values. If guaranteed charges were used, the results would be lower. Current charges represent the amount we charge today. Guaranteed charges represent the amount we have the right to charge.

** No performance information is shown for the American Century Income and Growth Investment Division because as of 6/30/01, the Separate Account had no money invested in this Investment Division.

This is not valid unless accompanied by the NYLIAC Corporate Sponsored Variable
                  Universal Life (CSVUL) Performance Summary.

     ISSUED BY NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE
                                  CORPORATION)
              DISTRIBUTED BY NYLIFE DISTRIBUTORS INC., MEMBER NASD
                     51 MADISON AVENUE, NEW YORK, NY 10010

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001
(Unaudited)

                                       MAINSTAY VP      MAINSTAY VP
                                         CAPITAL            CASH         MAINSTAY VP      MAINSTAY VP
                                       APPRECIATION      MANAGEMENT      CONVERTIBLE       GOVERNMENT
                                      -----------------------------------------------------------------
ASSETS:
  Investment at net asset value.....   $ 27,788,886     $    141,899     $         --     $    479,378

LIABILITIES:
  Liability to New York Life
    Insurance and Annuity
    Corporation for mortality and
    expense risk charges............         51,647              168               --              119
                                       ------------     ------------     ------------     ------------
      Total equity..................   $ 27,737,239     $    141,731     $         --     $    479,259
                                       ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners............   $ 27,737,239     $    141,731     $         --     $    479,259
                                       ============     ============     ============     ============
    Variable accumulation unit
      value.........................   $      10.91     $       1.16     $         --     $      11.86
                                       ============     ============     ============     ============
Identified Cost of Investment.......   $ 35,779,898     $    141,899     $         --     $    481,717
                                       ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP
                                         DREYFUS        EAGLE ASSET         ALGER
                                          LARGE          MANAGEMENT        AMERICAN         CALVERT
                                         COMPANY           GROWTH           SMALL            SOCIAL
                                          VALUE            EQUITY       CAPITALIZATION      BALANCED
                                      -----------------------------------------------------------------
ASSETS:
  Investment at net asset value.....   $    337,354     $    258,184     $     90,890     $     19,350

LIABILITIES:
  Liability to New York Life
    Insurance and Annuity
    Corporation for mortality and
    expense risk charges............            610              480              167               35
                                       ------------     ------------     ------------     ------------
      Total equity..................   $    336,744     $    257,704     $     90,723     $     19,315
                                       ============     ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners............   $    336,744     $    257,704     $     90,723     $     19,315
                                       ============     ============     ============     ============
    Variable accumulation unit
      value.........................   $      10.88     $       7.10     $       8.67     $      11.13
                                       ============     ============     ============     ============
Identified Cost of Investment.......   $    344,155     $    343,506     $    116,220     $     22,452
                                       ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                                        MAINSTAY VP      MAINSTAY VP
      HIGH YIELD     INTERNATIONAL        TOTAL         MAINSTAY VP      MAINSTAY VP         GROWTH          INDEXED
    CORPORATE BOND       EQUITY           RETURN           VALUE             BOND            EQUITY           EQUITY
    --------------------------------------------------------------------------------------------------------------------
     $    533,558     $ 13,938,561     $    731,658     $        834     $  2,401,152     $ 34,720,506     $104,200,762

              209           26,643            1,328                2            1,256           66,287          198,318
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $    533,349     $ 13,911,918     $    730,330     $        832     $  2,399,896     $ 34,654,219     $104,002,444
     ============     ============     ============     ============     ============     ============     ============
     $    533,349     $ 13,911,918     $    730,330     $        832     $  2,399,896     $ 34,654,219     $104,002,444
     ============     ============     ============     ============     ============     ============     ============
     $      10.42     $       9.62     $       8.94     $      10.01     $      11.80     $      12.04     $      11.26
     ============     ============     ============     ============     ============     ============     ============
     $    547,128     $ 16,853,521     $    877,605     $        743     $  2,413,219     $ 41,537,425     $116,179,841
     ============     ============     ============     ============     ============     ============     ============

                                                                        MORGAN STANLEY
                                                        JANUS ASPEN          UIF
       FIDELITY         FIDELITY       JANUS ASPEN         SERIES          EMERGING
         VIP              VIP             SERIES         WORLDWIDE         MARKETS       T. ROWE PRICE
    CONTRAFUND(R)    EQUITY-INCOME       BALANCED          GROWTH           EQUITY       EQUITY INCOME
    ---------------------------------------------------------------------------------------------------
     $    326,120     $    987,923     $ 10,481,694     $    309,045     $     16,515     $    204,740

              587            2,997           16,660              570               11              377
---  ------------     ------------     ------------     ------------     ------------     ------------
     $    325,533     $    984,926     $ 10,465,034     $    308,475     $     16,504     $    204,363
     ============     ============     ============     ============     ============     ============
     $    325,533     $    984,926     $ 10,465,034     $    308,475     $     16,504     $    204,363
     ============     ============     ============     ============     ============     ============
     $      12.07     $      11.10     $      14.10     $      12.79     $       8.04     $      11.67
     ============     ============     ============     ============     ============     ============
     $    380,576     $    965,098     $ 10,076,974     $    404,943     $     17,411     $    197,544
     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                     MAINSTAY VP                                     MAINSTAY VP
                                                CAPITAL APPRECIATION                               CASH MANAGEMENT
                                    ---------------------------------------------   ---------------------------------------------
                                       2001             2000             1999          2001             2000             1999
                                    ----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................  $        --      $        --      $        --   $     2,056      $     4,176      $     2,695
  Mortality and expense risk
    charges.......................     (103,101)        (266,832)        (172,109)         (289)            (493)            (392)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net investment income
        (loss)....................     (103,101)        (266,832)        (172,109)        1,767            3,683            2,303
                                    -----------      -----------      -----------   -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
    investments...................      361,941          793,977          391,958         2,335            3,737            3,325
  Cost of investments sold........     (430,199)        (736,532)        (319,280)       (2,335)          (3,737)          (3,325)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net realized gain (loss) on
        investments...............      (68,258)          57,445           72,678            --               --               --
  Realized gain distribution
    received......................           --        2,492,571        1,406,017            --               --               --
  Change in unrealized
    appreciation (depreciation)
    on investments................   (5,678,344)      (6,613,986)       4,253,400            --               --               --
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net gain (loss) on
        investments...............   (5,746,602)      (4,063,970)       5,732,095            --               --               --
                                    -----------      -----------      -----------   -----------      -----------      -----------
        Net increase (decrease) in
          total equity resulting
          from operations.........  $(5,849,703)     $(4,330,802)     $ 5,559,986   $     1,767      $     3,683      $     2,303
                                    ===========      ===========      ===========   ===========      ===========      ===========

                                                     MAINSTAY VP                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY                                TOTAL RETURN
                                    ---------------------------------------------   ---------------------------------------------
                                       2001             2000             1999          2001             2000            1999(B)
                                    ----------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.................  $   118,412      $   117,130      $    67,803   $       111      $    11,186      $     4,687
  Mortality and expense risk
    charges.......................      (52,546)        (125,681)         (88,960)       (2,404)          (3,793)            (206)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net investment income
        (loss)....................       65,866           (8,551)         (21,157)       (2,293)           7,393            4,481
                                    -----------      -----------      -----------   -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN
  (LOSS):
  Proceeds from sale of
    investments...................      731,732          383,949          221,451        15,671           28,415            1,945
  Cost of investments sold........     (866,316)        (343,452)        (202,843)      (19,312)         (29,113)          (1,982)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net realized gain (loss) on
        investments...............     (134,584)          40,497           18,608        (3,641)            (698)             (37)
  Realized gain distribution
    received......................       43,972          937,980          411,627         1,065           46,019            7,214
  Change in unrealized
    appreciation (depreciation)
    on investments................   (2,075,282)      (4,758,034)       3,903,987       (69,325)         (75,606)          (1,015)
                                    -----------      -----------      -----------   -----------      -----------      -----------
      Net gain (loss) on
        investments...............   (2,165,894)      (3,779,557)       4,334,222       (71,901)         (30,285)           6,162
                                    -----------      -----------      -----------   -----------      -----------      -----------
        Net increase (decrease) in
          total equity resulting
          from operations.........  $(2,100,028)     $(3,788,108)     $ 4,313,065   $   (74,194)     $   (22,892)     $    10,643
                                    ===========      ===========      ===========   ===========      ===========      ===========

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
                  MAINSTAY VP                               MAINSTAY VP                               HIGH YIELD
                  CONVERTIBLE                               GOVERNMENT                              CORPORATE BOND
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001         2000(E)        1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        74   $        --   $         6   $     1,069   $       729   $        60   $    10,501   $    14,109
             (1)           (3)           --          (152)         (113)          (85)         (344)         (846)         (334)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (1)           71            --          (146)          956           644          (284)        9,655        13,775
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          2,055           956            --           866         1,513         1,313        30,888       115,781         5,751
         (2,318)       (1,045)           --          (838)       (1,502)       (1,290)      (35,863)     (132,327)       (5,796)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (263)          (89)           --            28            11            23        (4,975)      (16,546)          (45)
             --            61            --            --            --            --            --             5         2,440
            281          (282)           --        (2,321)          833          (931)        2,565        (2,743)      (12,839)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             18          (310)           --        (2,293)          844          (908)       (2,410)      (19,284)      (10,444)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $        17   $      (239)  $        --   $    (2,439)  $     1,800   $      (264)  $    (2,694)  $    (9,629)  $     3,331
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                  MAINSTAY VP                               MAINSTAY VP                               MAINSTAY VP
                     VALUE                                     BOND                                  GROWTH EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        12   $       868   $       167   $    31,906   $    22,577   $        --   $   226,021   $   213,860
             (4)          (59)         (434)       (2,130)       (3,080)       (2,417)     (126,888)     (290,150)     (178,385)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             (4)          (47)          434        (1,963)       28,826        20,160      (126,888)      (64,129)       35,475
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            166        61,659         2,311        10,047        14,663        13,568     2,015,849       959,323       442,575
           (151)      (67,964)       (2,187)      (10,473)      (15,533)      (13,870)   (2,418,909)     (848,499)     (393,827)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             15        (6,305)          124          (426)         (870)         (302)     (403,060)      110,824        48,748
              2            30            --            --            --            33            --     3,611,754     3,588,900
             (5)       (1,821)        1,915        10,998        13,763       (26,901)   (4,129,065)   (5,297,014)    2,604,396
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             12        (8,096)        2,039        10,572        12,893       (27,170)   (4,532,125)   (1,574,436)    6,242,044
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $         8   $    (8,143)  $     2,473   $     8,609   $    41,719   $    (7,010)  $(4,659,013)  $(1,638,565)  $ 6,277,519
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                         MAINSTAY VP                                  MAINSTAY VP
                                                        INDEXED EQUITY                        DREYFUS LARGE COMPANY VALUE
                                          ------------------------------------------   ------------------------------------------
                                              2001           2000           1999           2001         2000(D)          1999
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $  1,101,066   $  1,143,199   $         --   $      2,107   $         --
  Mortality and expense risk charges....      (372,764)      (858,106)      (596,406)        (1,149)        (1,540)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (372,764)       242,960        546,793         (1,149)           567             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     2,814,532      2,581,459      1,383,257          7,446        124,454             --
  Cost of investments sold..............    (3,107,142)    (2,450,763)    (1,194,347)        (7,052)      (114,710)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................      (292,610)       130,696        188,910            394          9,744             --
  Realized gain distribution received...        32,846      2,128,739      1,816,656          5,197          5,261             --
  Change in unrealized appreciation
    (depreciation) on investments.......    (7,533,244)   (15,022,320)    10,506,330        (15,902)         9,101             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....    (7,793,008)   (12,762,885)    12,511,896        (10,311)        24,106             --
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in total
          equity resulting from
          operations....................  $ (8,165,772)  $(12,519,925)  $ 13,058,689   $    (11,460)  $     24,673   $         --
                                          ============   ============   ============   ============   ============   ============

                                                         FIDELITY VIP                                 FIDELITY VIP
                                                        CONTRAFUND(R)                                EQUITY-INCOME
                                          ------------------------------------------   ------------------------------------------
                                              2001           2000           1999           2001           2000           1999
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $      2,671   $        292   $         95   $     22,239   $     14,806   $      5,735
  Mortality and expense risk charges....        (1,140)        (2,122)          (246)        (5,410)        (8,853)        (5,667)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......         1,531         (1,830)          (151)        16,829          5,953             68
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        20,798        157,929          4,562        778,614        115,117         57,842
  Cost of investments sold..............       (22,826)      (163,492)        (3,703)      (791,131)      (119,861)       (57,435)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................        (2,028)        (5,563)           859        (12,517)        (4,744)           407
  Realized gain distribution received...         9,428         10,595            696         62,481         55,781         12,677
  Change in unrealized appreciation
    (depreciation) on investments.......       (45,671)       (21,313)         9,974        (93,897)        71,557         46,820
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....       (38,271)       (16,281)        11,529        (43,933)       122,594         59,904
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in total
          equity resulting from
          operations....................  $    (36,740)  $    (18,111)  $     11,378   $    (27,104)  $    128,547   $     59,972
                                          ============   ============   ============   ============   ============   ============

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                  MAINSTAY VP
                  EAGLE ASSET                             ALGER AMERICAN                                CALVERT
           MANAGEMENT GROWTH EQUITY                    SMALL CAPITALIZATION                         SOCIAL BALANCED
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001         2000(D)        1999          2001          2000          1999          2001          2000          1999
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $        --   $        44   $        --   $        --   $        --   $       694   $     1,575
           (896)       (1,537)           --          (287)       (1,040)         (162)          (86)         (558)         (114)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (896)       (1,537)           --          (243)       (1,040)         (162)          (86)          136         1,461
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          7,594       119,502            --        18,050        52,723         4,505        20,701        55,038         3,830
         (9,823)     (127,244)           --       (49,667)      (99,810)       (3,930)      (23,277)      (57,843)       (3,672)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         (2,229)       (7,742)           --       (31,617)      (47,087)          575        (2,576)       (2,805)          158
             --        32,092            --            --        55,354           932            --         1,224         5,394
        (27,375)      (57,948)           --        16,682       (61,609)       19,023         2,058        (2,653)       (2,502)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (29,604)      (33,598)           --       (14,935)      (53,342)       20,530          (518)       (4,234)        3,050
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $   (30,500)  $   (35,135)  $        --   $   (15,178)  $   (54,382)  $    20,368   $      (604)  $    (4,098)  $     4,511
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                  JANUS ASPEN                               JANUS ASPEN                           MORGAN STANLEY UIF
                SERIES BALANCED                       SERIES WORLDWIDE GROWTH                   EMERGING MARKETS EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000         1999(A)
    ---------------------------------------------------------------------------------------------------------------------------
    $   133,925   $   242,823   $   160,050   $       676   $     1,169   $        65   $        --   $        --   $        --
        (31,836)      (62,365)      (46,529)         (997)       (1,543)         (190)          (25)         (210)          (42)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        102,089       180,458       113,521          (321)         (374)         (125)          (25)         (210)          (42)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        134,300       373,515       231,425         9,182        75,502         1,217         6,168        15,676         1,392
       (111,235)     (284,436)     (185,276)      (13,971)      (68,951)       (1,101)       (9,667)      (20,837)       (1,290)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         23,065        89,079        46,149        (4,789)        6,551           116        (3,499)       (5,161)          102
             --       763,919            --            --        21,352            --            --         3,940            --
       (474,539)   (1,335,416)    1,433,564       (32,485)      (79,916)       16,496         3,922       (13,494)        8,678
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (451,474)     (482,418)    1,479,713       (37,274)      (52,013)       16,612           423       (14,715)        8,780
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $  (349,385)  $  (301,960)  $ 1,593,234   $   (37,595)  $   (52,387)  $    16,487   $       398   $   (14,925)  $     8,738
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)


                                                                     T. ROWE PRICE EQUITY INCOME
                                                              ------------------------------------------
                                                                  2001         2000(C)          1999
                                                              ------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $      1,463   $      1,494   $         --
  Mortality and expense risk charges........................          (615)          (458)            --
                                                              ------------   ------------   ------------
      Net investment income (loss)..........................           848          1,036             --
                                                              ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        19,575         54,673             --
  Cost of investments sold..................................       (16,449)       (51,598)            --
                                                              ------------   ------------   ------------
      Net realized gain (loss) on investments...............         3,126          3,075             --
  Realized gain distribution received.......................         1,686          4,673             --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        (1,077)         8,273             --
                                                              ------------   ------------   ------------
      Net gain (loss) on investments........................         3,735         16,021             --
                                                              ------------   ------------   ------------
        Net increase (decrease) in total equity resulting
          from operations...................................  $      4,583   $     17,057   $         --
                                                              ============   ============   ============

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN TOTAL EQUITY
For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                MAINSTAY VP
                                                                            CAPITAL APPRECIATION
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              --------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $   (103,101)     $   (266,832)     $   (172,109)
   Net realized gain (loss) on investments..................       (68,258)           57,445            72,678
   Realized gain distribution received......................            --         2,492,571         1,406,017
   Change in unrealized appreciation (depreciation) on
     investments............................................    (5,678,344)       (6,613,986)        4,253,400
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity
       resulting from operations............................    (5,849,703)       (4,330,802)        5,559,986
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        86,586           200,246           111,544
   Cost of insurance........................................      (220,129)         (408,724)         (280,644)
   Policyowners' surrenders.................................        (3,945)               --                --
   Net transfers from (to) Fixed Account....................        18,275               814        32,649,991
   Transfers between Investment Divisions...................            --           (43,118)               --
   Policyowners' death benefits.............................       (35,673)          (76,225)               --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................      (154,886)         (327,007)       32,480,891
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................         3,866            12,807            (8,056)
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................    (6,000,723)       (4,645,002)       38,032,821
TOTAL EQUITY:
   Beginning of period......................................    33,737,962        38,382,964           350,143
                                                              ------------      ------------      ------------
   End of period............................................  $ 27,737,239      $ 33,737,962      $ 38,382,964
                                                              ============      ============      ============

                                                                                MAINSTAY VP
                                                                                 HIGH YIELD
                                                                               CORPORATE BOND
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              --------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $       (284)     $      9,655      $     13,775
   Net realized gain (loss) on investments..................        (4,975)          (16,546)              (45)
   Realized gain distribution received......................            --                 5             2,440
   Change in unrealized appreciation (depreciation) on
     investments............................................         2,565            (2,743)          (12,839)
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................        (2,694)           (9,629)            3,331
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        25,023            62,556            54,602
   Cost of insurance........................................        (5,915)          (10,133)           (2,057)
   Policyowners' surrenders.................................            --            (2,928)               --
   Net transfers from (to) Fixed Account....................       (24,650)          (53,796)           66,090
   Transfers between Investment Divisions...................       463,582           (34,753)               --
   Policyowners' death benefits.............................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................       458,040           (39,054)          118,635
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................            (6)               12                (3)
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................       455,340           (48,671)          121,963
TOTAL EQUITY:
   Beginning of period......................................        78,009           126,680             4,717
                                                              ------------      ------------      ------------
   End of period............................................  $    533,349      $     78,009      $    126,680
                                                              ============      ============      ============

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                   MAINSTAY VP                                  MAINSTAY VP                           MAINSTAY VP
                 CASH MANAGEMENT                                CONVERTIBLE                           GOVERNMENT
    ------------------------------------------   ------------------------------------------   ---------------------------
        2001           2000           1999           2001         2000(E)          1999           2001           2000
    -----------------------------------------------------------------------------------------------------------------
    $      1,767   $      3,683   $      2,303   $         (1)  $         71   $         --   $       (146)  $        956
              --             --             --           (263)           (89)            --             28             11
              --             --             --             --             61             --             --             --
              --             --             --            281           (282)            --         (2,321)           833
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,767          3,683          2,303             17           (239)            --         (2,439)         1,800
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              --         14,600         14,854             --             --             --            469          4,164
          (2,238)        (3,266)        (2,954)        (1,801)          (955)            --           (801)        (1,406)
              --             --             --           (250)            --             --             --             --
          65,248             --             --             --          3,228             --              2             --
              --             --             --             --             --             --        463,582             --
              --             --             --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          63,010         11,334         11,900         (2,051)         2,273             --        463,252          2,758
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
              (3)            (6)            (3)            --             --             --              1             (3)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          64,774         15,011         14,200         (2,034)         2,034             --        460,814          4,555
          76,957         61,946         47,746          2,034             --             --         18,445         13,890
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    141,731   $     76,957   $     61,946   $         --   $      2,034   $         --   $    479,259   $     18,445
    ============   ============   ============   ============   ============   ============   ============   ============

     MAINSTAY VP
      GOVERNMENT
     ------------
         1999
     ------------
     $        644
               23
               --
             (931)
     ------------
             (264)
     ------------
            5,697
           (1,237)
               --
               94
               --
               --
     ------------
            4,554
     ------------
               --
     ------------
            4,290
            9,600
     ------------
     $     13,890
     ============

                   MAINSTAY VP                                  MAINSTAY VP                           MAINSTAY VP
               INTERNATIONAL EQUITY                             TOTAL RETURN                             VALUE
    ------------------------------------------   ------------------------------------------   ---------------------------
        2001           2000           1999           2001           2000         1999(B)          2001           2000
    -----------------------------------------------------------------------------------------------------------------
    $     65,866   $     (8,551)  $    (21,157)  $     (2,293)  $      7,393   $      4,481   $         (4)  $        (47)
        (134,584)        40,497         18,608         (3,641)          (698)           (37)            15         (6,305)
          43,972        937,980        411,627          1,065         46,019          7,214              2             30
      (2,075,282)    (4,758,034)     3,903,987        (69,325)       (75,606)        (1,015)            (5)        (1,821)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,100,028)    (3,788,108)     4,313,065        (74,194)       (22,892)        10,643              8         (8,143)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         207,560        313,209        269,368        290,755        290,757             --             --            504
        (127,126)      (218,960)      (163,674)       (13,741)       (25,358)        (1,945)          (163)          (627)
             (64)          (111)           (57)            --             --             --             --             --
           2,297         13,457     15,307,849             --             --        276,216             --            883
        (532,094)            --             --             --             --             --             --        (61,745)
         (17,638)       (32,592)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (467,065)        75,003     15,413,486        277,014        265,399        274,271           (163)       (60,985)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,687          6,438         (4,902)            33             63             (7)            --              9
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (2,565,406)    (3,706,667)    19,721,649        202,853        242,570        284,907           (155)       (69,119)
      16,477,324     20,183,991        462,342        527,477        284,907             --            987         70,106
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 13,911,918   $ 16,477,324   $ 20,183,991   $    730,330   $    527,477   $    284,907   $        832   $        987
    ============   ============   ============   ============   ============   ============   ============   ============


     MAINSTAY VP
        VALUE
     ------------
         1999
    ----------------------------------------
     $        434
              124
               --
            1,915
     ------------
            2,473
     ------------
              499
           (2,025)
               --
           68,897
               --
               --
     ------------
           67,371
     ------------
                5
     ------------
           69,849
              257
     ------------
     $     70,106
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                MAINSTAY VP
                                                                                    BOND
                                                              ------------------------------------------------
                                                                  2001              2000              1999
                                                              --------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $     (1,963)     $     28,826      $     20,160
   Net realized gain (loss) on investments..................          (426)             (870)             (302)
   Realized gain distribution received......................            --                --                33
   Change in unrealized appreciation (depreciation) on
     investments............................................        10,998            13,763           (26,901)
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................         8,609            41,719            (7,010)
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................            --            98,523            98,172
   Cost of insurance........................................        (8,256)          (11,762)          (11,291)
   Policyowners' surrenders.................................            --                --                --
   Net transfers from (to) Fixed Account....................             4                --                94
   Transfers between Investment Divisions...................     1,896,472                --                --
   Policyowners' death benefits.............................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................     1,888,220            86,761            86,975
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................           (19)              (63)                3
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................     1,896,810           128,417            79,968
TOTAL EQUITY:
   Beginning of period......................................       503,086           374,669           294,701
                                                              ------------      ------------      ------------
   End of period............................................  $  2,399,896      $    503,086      $    374,669
                                                              ============      ============      ============

                                                                                MAINSTAY VP
                                                                                EAGLE ASSET
                                                                                 MANAGEMENT
                                                                               GROWTH EQUITY
                                                              ------------------------------------------------
                                                                  2001            2000(D)             1999
                                                              --------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
 Operations:
   Net investment income (loss).............................  $       (896)     $     (1,537)     $         --
   Net realized gain (loss) on investments..................        (2,229)           (7,742)               --
   Realized gain distribution received......................            --            32,092                --
   Change in unrealized appreciation (depreciation) on
     investments............................................       (27,375)          (57,948)               --
                                                              ------------      ------------      ------------
     Net increase (decrease) in total equity resulting from
       operations...........................................       (30,500)          (35,135)               --
                                                              ------------      ------------      ------------
 Contributions and (withdrawals):
   Policyowners' premium payments...........................        30,533           233,685                --
   Cost of insurance........................................        (7,356)           (9,045)               --
   Policyowners' surrenders.................................          (226)               --                --
   Net transfers from (to) Fixed Account....................           474            75,206                --
   Transfers between Investment Divisions...................            --                --                --
                                                              ------------      ------------      ------------
     Net contributions and (withdrawals)....................        23,425           299,846                --
                                                              ------------      ------------      ------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained by
     the Separate Account...................................             2                66                --
                                                              ------------      ------------      ------------
       Increase (decrease) in total equity..................        (7,073)          264,777                --
TOTAL EQUITY:
   Beginning of period......................................       264,777                --                --
                                                              ------------      ------------      ------------
   End of period............................................  $    257,704      $    264,777      $         --
                                                              ============      ============      ============

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                                                                                              MAINSTAY VP
                   MAINSTAY VP                                  MAINSTAY VP                   DREYFUS LARGE
                  GROWTH EQUITY                                INDEXED EQUITY                 COMPANY VALUE
    ------------------------------------------   ------------------------------------------   ------------
        2001           2000           1999           2001           2000           1999           2001
    ------------------------------------------------------------------------------------------------------
    $   (126,888)  $    (64,129)  $     35,475   $   (372,764)  $    242,960   $    546,793   $     (1,149)
        (403,060)       110,824         48,748       (292,610)       130,696        188,910            394
              --      3,611,754      3,588,900         32,846      2,128,739      1,816,656          5,197
      (4,129,065)    (5,297,014)     2,604,396     (7,533,244)   (15,022,320)    10,506,330        (15,902)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,659,013)    (1,638,565)     6,277,519     (8,165,772)   (12,519,925)    13,058,689        (11,460)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,562,701      1,582,335        421,611      1,497,986      1,800,941        614,649         32,614
        (327,792)      (580,299)      (327,448)      (849,164)    (1,438,794)      (991,793)        (9,439)
            (162)          (304)          (156)        (4,647)        (2,780)        (4,156)            --
           5,093         23,612     33,527,811         53,443          9,906    111,942,387            474
      (1,515,393)            --             --     (1,458,521)         4,188             --             --
         (40,280)       (77,791)            --       (129,253)      (243,573)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (315,833)       947,553     33,621,818       (890,156)       129,888    111,561,087         23,649
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           3,245          9,030         (7,352)          (922)        30,721        (13,127)             2
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (4,971,601)      (681,982)    39,891,985     (9,056,850)   (12,359,316)   124,606,649         12,191
      39,625,820     40,307,802        415,817    113,059,294    125,418,610        811,961        324,553
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 34,654,219   $ 39,625,820   $ 40,307,802   $104,002,444   $113,059,294   $125,418,610   $    336,744
    ============   ============   ============   ============   ============   ============   ============

             MAINSTAY VP
          DREYFUS LARGE
          COMPANY VALUE
     ---------------------------
       2000(D)          1999
    --------------------------------------------------------------------------------
     $        567   $         --
            9,744             --
            5,261             --
            9,101             --
     ------------   ------------
           24,673             --
     ------------   ------------
          236,216             --
           (8,437)            --
               --             --
           72,120             --
               --             --
               --             --
     ------------   ------------
          299,899             --
     ------------   ------------
              (19)            --
     ------------   ------------
          324,553             --
               --             --
     ------------   ------------
     $    324,553   $         --
     ============   ============

                                                                                                FIDELITY
                  ALGER AMERICAN                                  CALVERT                         VIP
               SMALL CAPITALIZATION                           SOCIAL BALANCED                 CONTRAFUND(R)
    ------------------------------------------   ------------------------------------------   ------------
        2001           2000           1999           2001           2000           1999           2001
    ------------------------------------------------------------------------------------------------------
    $       (243)  $     (1,040)  $       (162)  $        (86)  $        136   $      1,461   $      1,531
         (31,617)       (47,087)           575         (2,576)        (2,805)           158         (2,028)
              --         55,354            932             --          1,224          5,394          9,428
          16,682        (61,609)        19,023          2,058         (2,653)        (2,502)       (45,671)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (15,178)       (54,382)        20,368           (604)        (4,098)         4,511        (36,740)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          32,558         62,243         46,659             --         25,977         43,733         30,532
             (32)        (5,002)        (1,502)        (1,746)        (3,113)        (1,059)        (8,473)
              --         (3,286)            --             --         (2,409)            --             --
         (15,476)       (43,929)        24,084        (18,538)       (49,024)        23,860        (11,553)
              --         37,696             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
          17,050         47,722         69,241        (20,284)       (28,569)        66,534         10,506
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
              15             94            (18)            (3)            10             (4)            35
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
           1,887         (6,566)        89,591        (20,891)       (32,657)        71,041        (26,199)
          88,836         95,402          5,811         40,206         72,863          1,822        351,732
    ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $     90,723   $     88,836   $     95,402   $     19,315   $     40,206   $     72,863   $    325,533
    ============   ============   ============   ============   ============   ============   ============

              FIDELITY
                 VIP
          CONTRAFUND(R)
     ---------------------------
         2000           1999
    -------------------------------------------------------------------------------------------------------------------------
     $     (1,830)  $       (151)
           (5,563)           859
           10,595            696
          (21,313)         9,974
     ------------   ------------
          (18,111)        11,378
     ------------   ------------
          262,846         40,292
          (12,285)        (2,570)
           (3,092)            --
           39,102         16,099
               --             --
     ------------   ------------
          286,571         53,821
     ------------   ------------
               47            (12)
     ------------   ------------
          268,507         65,187
           83,225         18,038
     ------------   ------------
     $    351,732   $     83,225
     ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2001 and the years ended
December 31, 2000, and December 31, 1999
(Unaudited)

                                                                                FIDELITY
                                                                                   VIP
                                                                              EQUITY-INCOME
                                                              ---------------------------------------------
                                                                 2001             2000             1999
                                                              ------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)............................  $    16,829      $     5,953      $        68
    Net realized gain (loss) on investments.................      (12,517)          (4,744)             407
    Realized gain distribution received.....................       62,481           55,781           12,677
    Change in unrealized appreciation (depreciation) on
      investments...........................................      (93,897)          71,557           46,820
                                                              -----------      -----------      -----------
      Net increase (decrease) in total equity
        resulting from operations...........................      (27,104)         128,547           59,972
                                                              -----------      -----------      -----------
  Contributions and (withdrawals):
    Policyowners' premium payments..........................      420,021          451,237          468,746
    Cost of insurance.......................................      (36,212)         (55,904)         (50,454)
    Policyowners' surrenders................................           --           (3,463)            (151)
    Net transfers from (to) Fixed Account...................      (20,136)         (52,164)          24,442
    Transfers between Investment Divisions..................     (708,375)              --               --
                                                              -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (344,702)         339,706          442,583
                                                              -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          (38)             (83)             (44)
                                                              -----------      -----------      -----------
        Increase (decrease) in total equity.................     (371,844)         468,170          502,511
TOTAL EQUITY:
    Beginning of period.....................................    1,356,770          888,600          386,089
                                                              -----------      -----------      -----------
    End of period...........................................  $   984,926      $ 1,356,770      $   888,600
                                                              ===========      ===========      ===========


                                                                              T. ROWE PRICE
                                                                              EQUITY INCOME
                                                              ---------------------------------------------
                                                                 2001            2000(C)           1999
                                                              ------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)............................  $       848      $     1,036      $        --
    Net realized gain (loss) on investments.................        3,126            3,075               --
    Realized gain distribution received.....................        1,686            4,673               --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       (1,077)           8,273               --
                                                              -----------      -----------      -----------
      Net increase (decrease) in total equity resulting from
        operations..........................................        4,583           17,057               --
                                                              -----------      -----------      -----------
  Contributions and (withdrawals):
    Policyowners' premium payments..........................       89,721          106,510               --
    Cost of insurance.......................................      (18,585)         (25,955)              --
    Policyowners' surrenders................................         (492)            (317)              --
    Net transfers from (to) Fixed Account...................        5,157           26,707               --
                                                              -----------      -----------      -----------
      Net contributions and (withdrawals)...................       75,801          106,945               --
                                                              -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (9)             (14)              --
                                                              -----------      -----------      -----------
        Increase (decrease) in total equity.................       80,375          123,988               --
TOTAL EQUITY:
    Beginning of period.....................................      123,988               --               --
                                                              -----------      -----------      -----------
    End of period...........................................  $   204,363      $   123,988      $        --
                                                              ===========      ===========      ===========

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                  JANUS ASPEN                               JANUS ASPEN                             MORGAN STANLEY
                    SERIES                                    SERIES                                      UIF
                   BALANCED                              WORLDWIDE GROWTH                       EMERGING MARKETS EQUITY
    ---------------------------------------   ---------------------------------------   ---------------------------------------
       2001          2000          1999          2001          2000          1999          2001          2000         1999(A)
    -----------------------------------------------------------------------------------------------------------------
    $   102,089   $   180,458   $   113,521   $      (321)  $      (374)  $      (125)  $       (25)  $      (210)  $       (42)
         23,065        89,079        46,149        (4,789)        6,551           116        (3,499)       (5,161)          102
             --       763,919            --            --        21,352            --            --         3,940            --
       (474,539)   (1,335,416)    1,433,564       (32,485)      (79,916)       16,496         3,922       (13,494)        8,678
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (349,385)     (301,960)    1,593,234       (37,595)      (52,387)       16,487           398       (14,925)        8,738
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        369,676     1,479,686     1,162,097       103,096       213,628           525            --         8,974        14,982
       (115,360)     (207,121)     (186,764)       (9,183)      (15,683)       (1,088)         (613)       (1,448)         (401)
           (251)         (820)          (97)          (56)         (113)           --            --          (899)           --
          7,819        57,910         7,877         4,713        45,736        34,531         6,205       (13,133)        8,613
      1,390,747        92,146            --            --         5,585            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,652,631     1,421,801       983,113        98,570       249,153        33,968         5,592        (6,506)       23,194
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            113           936        (2,393)           20            79           (20)           (3)           23            (7)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,303,359     1,120,777     2,573,954        60,995       196,845        50,435         5,987       (21,408)       31,925
      9,161,675     8,040,898     5,466,944       247,480        50,635           200        10,517        31,925            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $10,465,034   $ 9,161,675   $ 8,040,898   $   308,475   $   247,480   $    50,635   $    16,504   $    10,517   $    31,925
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

N
    YLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. The CSVUL Separate Account-I policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), and the T. Rowe Price Equity Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  CSVUL Separate Account-I offers the following twenty-two variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization, Calvert Social Balanced (formerly, "Calvert Socially Responsible"), Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Morgan Stanley UIF Emerging Markets Equity (formerly, "Morgan Stanley Dean Witter Emerging Markets Equity"),
T. Rowe Price Equity Income, and MainStay VP American Century Income & Growth. As of June 30, 2001 no investments have been made in the MainStay VP American Century Income & Growth Investment Division. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A
    t June 30, 2001, the investments of CSVUL Separate Account-I are as follows:

                        MAINSTAY VP        MAINSTAY VP                                               MAINSTAY VP
                          CAPITAL             CASH           MAINSTAY VP        MAINSTAY VP           HIGH YIELD
                        APPRECIATION       MANAGEMENT        CONVERTIBLE         GOVERNMENT         CORPORATE BOND
                        -----------------------------------------------------------------------------------------
Number of shares......       1,088               142                --                  46                   60
Identified cost*......    $ 35,780          $    142          $     --            $    482             $    547

                        MAINSTAY VP        MAINSTAY VP
                          DREYFUS          EAGLE ASSET           ALGER
                           LARGE           MANAGEMENT           AMERICAN             CALVERT              FIDELITY
                          COMPANY            GROWTH              SMALL                SOCIAL                VIP
                           VALUE             EQUITY          CAPITALIZATION          BALANCED          CONTRAFUND(R)
                        -----------------------------------------------------------------------------------------
Number of shares......          31                19                   5                   10                   16
Identified cost*......    $    344          $    344            $    116             $     22             $    381

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the six months ended June 30, 2001, was as follows:

                        MAINSTAY VP        MAINSTAY VP                                               MAINSTAY VP
                          CAPITAL             CASH           MAINSTAY VP        MAINSTAY VP           HIGH YIELD
                        APPRECIATION       MANAGEMENT        CONVERTIBLE         GOVERNMENT         CORPORATE BOND
                        -----------------------------------------------------------------------------------------
Purchases.............    $    105          $     67          $     --            $    464             $    489
Proceeds from sales...         362                 2                 2                   1                   31

                        MAINSTAY VP        MAINSTAY VP
                          DREYFUS          EAGLE ASSET           ALGER
                           LARGE           MANAGEMENT           AMERICAN             CALVERT              FIDELITY
                          COMPANY            GROWTH              SMALL                SOCIAL                VIP
                           VALUE             EQUITY          CAPITALIZATION          BALANCED          CONTRAFUND(R)
                        -----------------------------------------------------------------------------------------
Purchases.............    $     35          $     30            $     35             $     --             $     42
Proceeds from sales...           7                 8                  18                   21                   21

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     MAINSTAY VP                                                   MAINSTAY VP     MAINSTAY VP
    INTERNATIONAL     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP       GROWTH          INDEXED
        EQUITY       TOTAL RETURN       VALUE         BOND           EQUITY          EQUITY
    ------------------------------------------------------------------------------------------
          1,351              42             --           184           1,609           4,161
       $ 16,854        $    878       $      1      $  2,413        $ 41,537        $116,180

                                  JANUS ASPEN    MORGAN STANLEY      T. ROWE
      FIDELITY      JANUS ASPEN     SERIES            UIF             PRICE
         VIP          SERIES       WORLDWIDE    EMERGING MARKETS     EQUITY
    EQUITY-INCOME    BALANCED       GROWTH           EQUITY          INCOME
    --------------------------------------------------------------------------
            42            452            10                2              10
      $    965       $ 10,077      $    405         $     17        $    198

     MAINSTAY VP                                                   MAINSTAY VP     MAINSTAY VP
    INTERNATIONAL     MAINSTAY VP    MAINSTAY VP   MAINSTAY VP       GROWTH          INDEXED
        EQUITY       TOTAL RETURN       VALUE         BOND           EQUITY          EQUITY
    ------------------------------------------------------------------------------------------
       $    375        $    292       $     --      $  1,897        $  1,576        $  1,588
            732              16             --            10           2,016           2,815

                                  JANUS ASPEN    MORGAN STANLEY      T. ROWE
      FIDELITY      JANUS ASPEN     SERIES            UIF             PRICE
         VIP          SERIES       WORLDWIDE    EMERGING MARKETS     EQUITY
    EQUITY-INCOME    BALANCED       GROWTH           EQUITY          INCOME
    --------------------------------------------------------------------------
      $    514       $  1,890      $    108         $     12        $     98
           779            134             9                6              20

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

C
    SVUL Separate Account-I is charged for the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of .70% of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

C
    SVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T
    ransactions in accumulation units for the six months ended June 30, 2001, and the years ended December 31, 2000, and December 31, 1999 were as follows:

                                                    MAINSTAY VP             MAINSTAY VP
                                                      CAPITAL                  CASH                  MAINSTAY VP
                                                   APPRECIATION             MANAGEMENT               CONVERTIBLE
                                               ---------------------   ---------------------   -----------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000(E)   1999
                                               ------------------------------------------------------------------
Units issued on premium payments.............     8      14       9      --      13      15      --        --       --
Units redeemed on cost of insurance..........   (19)    (28)    (22)     (2)     (3)     (3)     --        --       --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................     1      --    2,561     56      --      --      --        --       --
Units issued (redeemed) on transfers between
  Investment Divisions.......................    --      (3)     --      --      --      --      --        --       --
Units redeemed on death benefits.............    (3)     (5)     --      --      --      --      --        --       --
                                               -----   -----   -----   -----   -----   -----   -----    -----    -----
  Net increase (decrease)....................   (13)    (22)   2,548     54      10      12      --        --       --
Units outstanding, beginning of period.......  2,555   2,577     29      68      58      46      --        --       --
                                               -----   -----   -----   -----   -----   -----   -----    -----    -----
Units outstanding, end of period.............  2,542   2,555   2,577    122      68      58      --        --       --
                                               =====   =====   =====   =====   =====   =====   =====    =====    =====

                                                                            MAINSTAY VP             MAINSTAY VP
                                                    MAINSTAY VP               GROWTH                  INDEXED
                                                       BOND                   EQUITY                  EQUITY
                                               ---------------------   ---------------------   ---------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000    1999
                                               ------------------------------------------------------------------
Units issued on premium payments.............    --       9       9     120     114      40     124     140       53
Units redeemed on cost of insurance..........    (1)     (1)     (1)    (27)    (41)    (27)    (74)   (111)     (80)
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................    --      --      --      --       2    2,797      5       4    9,266
Units issued (redeemed) on transfers between
  Investment Divisions.......................   160      --      --    (128)     --      --    (131)     (4)      --
Units redeemed on death benefits.............    --      --      --      (3)     (6)     --     (11)    (19)      --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................   159       8       8     (38)     69    2,810    (87)     10    9,239
Units outstanding, beginning of period.......    44      36      28    2,917   2,848     38    9,321   9,311      72
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............   203      44      36    2,879   2,917   2,848   9,234   9,321   9,311
                                               =====   =====   =====   =====   =====   =====   =====   =====   =====

                                                                                                    JANUS ASPEN
                                                     FIDELITY               JANUS ASPEN               SERIES
                                                        VIP                   SERIES                 WORLDWIDE
                                                   EQUITY-INCOME             BALANCED                 GROWTH
                                               ---------------------   ---------------------   ---------------------
                                               2001    2000    1999    2001    2000    1999    2001    2000    1999
                                               ---------------------------------------------------------------------
Units issued on premium payments.............    37      46      49      25      96      90       8      13       --
Units redeemed on cost of insurance..........    (3)     (5)     (5)     (8)    (14)    (14)     (1)     (1)      --
Units issued (redeemed) on net transfers from
  (to)
  Fixed Account..............................    (2)     --       2       1       5       1      --       2        3
Units issued (redeemed) on transfers between
  Investment Divisions.......................   (64)     (5)     --      99       5      --      --      --       --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
  Net increase (decrease)....................   (32)     36      46     117      92      77       7      14        3
Units outstanding, beginning of period.......   121      85      39     625     533     456      17       3       --
                                               -----   -----   -----   -----   -----   -----   -----   -----   -----
Units outstanding, end of period.............    89     121      85     742     625     533      24      17        3
                                               =====   =====   =====   =====   =====   =====   =====   =====   =====

     For the period July 1999 (Commencement of Investments)
(a)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(b)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(c)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(d)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(e)  through December 2000.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                 MainStay VP             MainStay VP
         MainStay VP             High Yield             International             MainStay VP              MainStay VP
         Government            Corporate Bond              Equity                Total Return                 Value
    ---------------------   ---------------------   ---------------------   -----------------------   ---------------------
    2001    2000    1999    2001    2000    1999    2001    2000    1999    2001    2000    1999(B)   2001    2000    1999
    -----------------------------------------------------------------------------------------------------------------
      --       1      --       2       5       5      20      26      26      30      28        --      --      --       --
      --      --      --      (1)     (1)     --     (12)    (19)    (14)     (1)     (2)       --      --      --       --
      --      --      --      (2)      1       7      --       1    1,436     --      --        27      --      --        8
      38      --      --      44      (9)     --     (55)     --      --      --      --        --      --      (8)      --
      --      --      --      --      --      --      (2)     (3)     --      --      --        --      --      --       --
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----    -----    -----   -----   -----
      38       1      --      43      (4)     12     (49)      5    1,448     29      26        27      --      (8)       8
       2       1       1       8      12      --    1,496   1,491     43      53      27        --      --       8       --
    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----   -----    -----    -----   -----   -----
      40       2       1      51       8      12    1,447   1,496   1,491     82      53        27      --      --        8
    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====   =====    =====    =====   =====   =====

          MAINSTAY VP               MAINSTAY VP
            DREYFUS                 EAGLE ASSET                 ALGER
             LARGE                  MANAGEMENT                AMERICAN                 CALVERT                FIDELITY
            COMPANY                   GROWTH                    SMALL                  SOCIAL                    VIP
             VALUE                    EQUITY               CAPITALIZATION             BALANCED              CONTRAFUND(R)
    -----------------------   -----------------------   ---------------------   ---------------------   ---------------------
    2001    2000(D)   1999    2001    2000(D)   1999    2001    2000    1999    2001    2000    1999    2001    2000    1999
    -----------------------------------------------------------------------------------------------------------------
       3        23      --       4        26      --       4       4       3      --       1       4       3      18        3
      (1)       (1)     --      (1)       (1)     --      --      --      --      --      --      --      (1)     (1)      --
      --         7      --      --         8      --      (2)     --       2      (2)     --       2      (1)      5        1
      --        --      --      --        --      --      --      (2)     --       1      (4)     --      --      (2)      --
      --        --      --      --        --      --      --      --      --      --      --      --      --      --       --
    -----    -----    -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
       2        29      --       3        33      --       2       2       5      (1)     (3)      6       1      20        4
      29        --      --      33        --      --       8       6       1       3       6      --      26       6        2
    -----    -----    -----   -----    -----    -----   -----   -----   -----   -----   -----   -----   -----   -----   -----
      31        29      --      36        33      --      10       8       6       2       3       6      27      26        6
    =====    =====    =====   =====    =====    =====   =====   =====   =====   =====   =====   =====   =====   =====   =====

        MORGAN STANLEY                T.ROWE
              UIF                      PRICE
       EMERGING MARKETS               EQUITY
            EQUITY                    INCOME
    -----------------------   -----------------------
    2001    2000    1999(A)   2001    2000(C)   1999
    ----------------------------------------------
      --       1         1       8        11      --
      --      --        --      (1)       (3)     --
       1      --         1      --         3      --
      --      (2)       --      --        --      --
    -----   -----    -----    -----    -----    -----
       1      (1)        2       7        11      --
       1       2        --      11        --      --
    -----   -----    -----    -----    -----
       2       1         2      18        11      --
    =====   =====    =====    =====    =====    =====

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of CSVUL Separate Account-I:

                                                                  MAINSTAY VP                          MAINSTAY VP
                                                                    CAPITAL                                CASH
                                                                  APPRECIATION                          MANAGEMENT
                                                       ----------------------------------   ----------------------------------
                                                        2001     2000     1999    1998(A)    2001     2000     1999    1998(A)
                                                       ---------------------------------------------------------
Unit value, beginning of period......................  $13.20   $14.89   $11.96   $10.00    $ 1.13   $ 1.08   $ 1.03   $ 1.00
Net investment income (loss).........................   (0.04)   (0.10)   (0.10)   (0.05)     0.02     0.06     0.04     0.04
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (2.25)   (1.59)    3.03     2.01      0.01    (0.01)    0.01    (0.01)
                                                       ------   ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $10.91   $13.20   $14.89   $11.96    $ 1.16   $ 1.13   $ 1.08   $ 1.03
                                                       ======   ======   ======   ======    ======   ======   ======   ======

                                                              MAINSTAY VP                     MAINSTAY VP
                                                             TOTAL RETURN                        VALUE
                                                       -------------------------   ----------------------------------
                                                        2001     2000    1999(D)    2001     2000     1999    1998(B)
                                                       ---------------------------------------------------------
Unit value, beginning of period......................  $ 9.87   $10.39   $10.00    $ 9.92   $ 8.85   $ 8.20   $10.00
Net investment income (loss).........................   (0.03)    0.15     0.16     (0.03)   (0.04)    0.08       --
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.90)   (0.67)    0.23      0.12     1.11     0.57    (1.80)
                                                       ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $ 8.94   $ 9.87   $10.39    $10.01   $ 9.92   $ 8.85   $ 8.20
                                                       ======   ======   ======    ======   ======   ======   ======

                                                         MAINSTAY VP        MAINSTAY VP                    ALGER
                                                        DREYFUS LARGE       EAGLE ASSET                   AMERICAN
                                                           COMPANY           MANAGEMENT                    SMALL
                                                            VALUE          GROWTH EQUITY               CAPITALIZATION
                                                       ----------------   ----------------   ----------------------------------
                                                        2001    2000(F)    2001    2000(F)    2001     2000     1999    1998(B)
                                                       ---------------------------------------------------------
Unit value, beginning of period......................  $11.26   $10.00    $ 7.95   $10.00    $11.02   $15.24   $10.70   $10.00
Net investment income (loss).........................   (0.04)    0.02     (0.03)   (0.05)    (0.03)   (0.10)   (0.08)   (0.07)
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.34)    1.24     (0.82)   (2.00)    (2.32)   (4.12)    4.62     0.77
                                                       ------   ------    ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $10.88   $11.26    $ 7.10   $ 7.95    $ 8.67   $11.02   $15.24   $10.70
                                                       ======   ======    ======   ======    ======   ======   ======   ======

     Per unit data based on average monthly units outstanding
 +   during the period.
     For the period March 1998 (Commencement of Investments)
(a)  through December 1998.
     For the period April 1998 (Commencement of Investments)
(b)  through December 1998.
     For the period July 1999 (Commencement of Investments)
(c)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(d)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(e)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(f)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(g)  through December 2000.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP                 MAINSTAY VP
      MAINSTAY VP                  MAINSTAY VP                           HIGH YIELD                 INTERNATIONAL
      CONVERTIBLE                  GOVERNMENT                          CORPORATE BOND                  EQUITY
    ----------------   -----------------------------------   -----------------------------------   ---------------
     2001    2000(G)    2001     2000     1999     1998(B)    2001     2000     1999     1998(B)    2001     2000
    --------------------------------------------------------------------------------------------------------------
    $ 9.32   $10.00    $11.66   $10.47   $10.73    $10.00    $10.17   $10.88   $ 9.71    $10.00    $11.01   $13.53
     (0.02)    0.26     (0.02)    0.65     0.56      0.53     (0.02)    0.89     3.07      0.87      0.04    (0.01)
      0.08    (0.94)     0.22     0.54    (0.82)     0.20      0.27    (1.60)   (1.90)    (1.16)    (1.43)   (2.51)
    ------   ------    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------
    $ 9.38   $ 9.32    $11.86   $11.66   $10.47    $10.73    $10.42   $10.17   $10.88    $ 9.71    $ 9.62   $11.01
    ======   ======    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======

        MAINSTAY VP
       INTERNATIONAL
          EQUITY
     -----------------
      1999     1998(A)
    --------------------------------------------------------------------------------------------------------------   ---------------
--
     $10.64    $10.00
      (0.02)     0.29
       2.91      0.35
     ------    ------
     $13.53    $10.64
     ======    ======

                                                      MAINSTAY VP                           MAINSTAY VP
                MAINSTAY VP                             GROWTH                                INDEXED
                   BOND                                 EQUITY                                EQUITY
    -----------------------------------   -----------------------------------   -----------------------------------
     2001     2000     1999     1998(A)    2001     2000     1999     1998(B)    2001     2000     1999     1998(A)
    ---------------------------------------------------------------------------------------------------------------
    $11.39   $10.44   $10.68    $10.00    $13.59   $14.15   $10.97    $10.00    $12.13   $13.47   $11.24    $10.00
     (0.03)    0.70     0.61      0.75     (0.04)   (0.02)    0.02      0.04     (0.04)    0.03     0.08      0.11
      0.44     0.25    (0.85)    (0.07)    (1.51)   (0.54)    3.16      0.93     (0.83)   (1.37)    2.15      1.13
    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------   ------    ------
    $11.80   $11.39   $10.44    $10.68    $12.04   $13.59   $14.15    $10.97    $11.26   $12.13   $13.47    $11.24
    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======   ======    ======

                  CALVERT                              FIDELITY                              FIDELITY
                  SOCIAL                                  VIP                                   VIP
                 BALANCED                            CONTRAFUND(R)                         EQUITY-INCOME
    -----------------------------------   -----------------------------------   -----------------------------------
     2001     2000     1999     1998(B)    2001     2000     1999     1998(B)    2001     2000     1999     1998(B)
    ---------------------------------------------------------------------------------------------------------------
    $11.53   $11.98   $10.75    $10.00    $13.45   $14.51   $11.76    $10.00    $11.24   $10.44   $ 9.89    $10.00
     (0.04)    0.02     0.96      0.35      0.06    (0.09)   (0.05)    (0.07)     0.12     0.05       --     (0.07)
     (0.36)   (0.47)    0.27      0.40     (1.44)   (0.97)    2.80      1.83     (0.26)    0.75     0.55     (0.04)
    ------   ------   ------    ------    ------   ------   ------    ------    ------   ------   ------    ------
    $11.13   $11.53   $11.98    $10.75    $12.07   $13.45   $14.51    $11.76    $11.10   $11.24   $10.44    $ 9.89
    ======   ======   ======    ======    ======   ======   ======    ======    ======   ======   ======    ======

--------------------------------------------------------------------------------

                                                                                                       JANUS ASPEN
                                                                  JANUS ASPEN                             SERIES
                                                                     SERIES                             WORLDWIDE
                                                                    BALANCED                              GROWTH
                                                       ----------------------------------   ----------------------------------
                                                        2001     2000     1999    1998(B)    2001     2000     1999    1998(B)
                                                       ---------------------------------------------------------
Unit value, beginning of period......................  $14.65   $15.10   $11.99   $10.00    $14.84   $17.72   $10.85   $10.00
Net investment income (loss).........................    0.16     0.31     0.23     0.29     (0.02)   (0.03)   (0.06)    0.32
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................   (0.71)   (0.76)    2.88     1.70     (2.03)   (2.85)    6.93     0.53
                                                       ------   ------   ------   ------    ------   ------   ------   ------
Unit value, end of period............................  $14.10   $14.65   $15.10   $11.99    $12.79   $14.84   $17.72   $10.85
                                                       ======   ======   ======   ======    ======   ======   ======   ======

                                                                   MORGAN STANLEY
                                                                         UIF
                                                                  EMERGING MARKETS         T. ROWE PRICE
                                                                       EQUITY              EQUITY INCOME
                                                              -------------------------   ----------------
                                                               2001     2000    1999(C)    2001    2000(E)
                                                              --------------------------------------------
Unit value, beginning of period......................         $ 8.39   $13.91   $10.00    $11.41   $10.00
Net investment income (loss).........................          (0.02)   (0.09)   (0.04)     0.05     0.16
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................          (0.33)   (5.43)    3.95      0.21     1.25
                                                              ------   ------   ------    ------   ------
Unit value, end of period............................         $ 8.04   $ 8.39   $13.91    $11.67   $11.41
                                                              ======   ======   ======    ======   ======

     Per unit data based on average monthly units outstanding
 +   during the period.
     For the period March 1998 (Commencement of Investments)
(a)  through December 1998.
     For the period April 1998 (Commencement of Investments)
(b)  through December 1998.
     For the period July 1999 (Commencement of Investments)
(c)  through December 1999.
     For the period November 1999 (Commencement of Investments)
(d)  through December 1999.
     For the period January 2000 (Commencement of Investments)
(e)  through December 2000.
     For the period March 2000 (Commencement of Investments)
(f)  through December 2000.
     For the period November 2000 (Commencement of Investments)
(g)  through December 2000.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001
(Unaudited)

                                                           MAINSTAY VP        FIDELITY       JANUS ASPEN
                                                              GROWTH            VIP             SERIES
                                                              EQUITY       CONTRAFUND(R)       BALANCED
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $     15,552     $     15,353     $     13,221

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk
    charges.............................................              2                2                2
                                                           ------------     ------------     ------------
      Total equity......................................   $     15,550     $     15,351     $     13,219
                                                           ============     ============     ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners................................   $     15,550     $     15,351     $     13,219
                                                           ============     ============     ============
    Variable accumulation unit value....................   $      10.06     $       9.93     $       9.98
                                                           ============     ============     ============
Identified Cost of Investment...........................   $     15,458     $     15,458     $     13,418
                                                           ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  CESVUL POLICIES

STATEMENT OF OPERATIONS
For the period June 20, 2001 to June 30, 2001 (Unaudited)

                                                   MAINSTAY VP    FIDELITY VIP      JANUS ASPEN
                                                  GROWTH EQUITY   CONTRAFUND(R)   SERIES BALANCED
                                                  -------------   -------------   ---------------
                                                      2001            2001             2001
                                                  -----------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...............................  $         --    $         --     $        169
  Mortality and expense risk charges............            (2)             (2)              (2)
                                                  ------------    ------------     ------------
      Net investment income (loss)..............            (2)             (2)             167
                                                  ------------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.............            --              --               --
  Cost of investments sold......................            --              --               --
                                                  ------------    ------------     ------------
      Net realized gain (loss) on investments...            --              --               --
  Realized gain distribution received...........            --              --               --
  Change in unrealized appreciation
    (depreciation) on investments...............            95            (104)            (197)
                                                  ------------    ------------     ------------
      Net gain (loss) on investments............            95            (104)            (197)
                                                  ------------    ------------     ------------
        Net increase (decrease) in total equity
          resulting from operations.............  $         93    $       (106)    $        (30)
                                                  ============    ============     ============

STATEMENT OF CHANGES IN TOTAL EQUITY
For the period June 20, 2001 to June 30, 2001 (Unaudited)

                                                   MAINSTAY VP    FIDELITY VIP      JANUS ASPEN
                                                  GROWTH EQUITY   CONTRAFUND(R)   SERIES BALANCED
                                                  -------------   -------------   ---------------
                                                      2001            2001             2001
                                                  -----------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)................  $         (2)   $         (2)    $        167
    Net realized gain (loss) on investments.....            --              --               --
    Realized gain distribution received.........            --              --               --
    Change in unrealized appreciation
      (depreciation) on investments.............            95            (104)            (197)
                                                  ------------    ------------     ------------
      Net increase (decrease) in total equity
        resulting from operations...............            93            (106)             (30)
                                                  ------------    ------------     ------------
  Contributions and (withdrawals):
    Policyowners' premium payments..............            --              --               --
    Cost of insurance...........................            --              --               --
    Policyowners' surrenders....................            --              --               --
    Net transfers from (to) Fixed Account.......        15,457          15,457           13,249
    Transfers between Investment Divisions......            --              --               --
    Policyowners' death benefits................            --              --               --
                                                  ------------    ------------     ------------
      Net contributions and (withdrawals).......        15,457          15,457           13,249
                                                  ------------    ------------     ------------
        Increase (decrease) in total equity.....        15,550          15,351           13,219
TOTAL EQUITY:
    Beginning of period.........................            --              --               --
                                                  ------------    ------------     ------------
    End of period...............................  $     15,550    $     15,351     $     13,219
                                                  ============    ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  CESVUL POLICIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

N
    YLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. The CSVUL Separate Account-I policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors Inc. NYLIFE Distributors Inc. is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), the Alger American Fund, the Calvert Variable Series, Inc. (formerly, "Acacia Capital Corporation"), the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance TrustSM, the Universal Institutional Funds, Inc. (formerly, "Morgan Stanley Dean Witter Universal Funds, Inc."), and the T. Rowe Price Equity Series, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

  CSVUL Separate Account-I offers the following 30 variable Investment Divisions, with their respective fund portfolios, for CESVUL Policyowners to invest premium payments: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP Growth Equity, MainStay VP High Yield Corporate Bond, MainStay VP Indexed Equity, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged AllCap, Alger American Small Capitalization, Calvert Social Balanced, Fidelity VIP Contrafund(R) (Initial Class), Fidelity VIP Equity-Income (Initial Class), Fidelity VIP Growth (Initial Class), Fidelity VIP Index 500 (Initial Class), Fidelity VIP Mid-Cap (Initial Class), Fidelity VIP Overseas (Initial Class), Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, MFS(R) Investors Trust Series (formerly known as MFS(R) Growth With Income Series), MFS(R) Research Series, Morgan Stanley UIF Emerging Markets Equity, T. Rowe Price Equity Income. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

  Initial premium payments received are allocated to NYLIAC's General Account until 20 days (10 days in New York) after the policy delivery date. Thereafter, premium payments are allocated to the Investment Divisions of CSVUL Separate Account-I in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of CSVUL Separate Account-I and the Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

A
    t June 30, 2001, the investments of CSVUL Separate Account-I are as follows:

                                                              MAINSTAY VP         FIDELITY          JANUS ASPEN
                                                                GROWTH               VIP              SERIES
                                                                EQUITY          CONTRAFUND(R)        BALANCED
                                                              ----------------------------------------------
Number of shares............................................        1                  1                  1
Identified cost*............................................      $15                $15                $13

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the period June 20, 2001 to June 30, 2001, was as follows:

                                                              MAINSTAY VP         FIDELITY          JANUS ASPEN
                                                                GROWTH               VIP              SERIES
                                                                EQUITY          CONTRAFUND(R)        BALANCED
                                                              ----------------------------------------------
Purchases...................................................      $15                $15                $13
Proceeds from sales.........................................       --                 --                 --

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------

C
    SVUL Separate Account-I is charged for the mortality and expense risks assumed by NYLIAC. These charges are made daily at an annual rate of .60% of the daily net asset value of each Investment Division for policy years one through ten. For policy years eleven through twenty, it is expected that these charges will be reduced to an annual rate of .20% of the daily net asset value of each Investment Division. For policy years twenty-one and later, it is expected that these charges will be reduced to an annual rate of .10% of the daily net assets value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners.

NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

C
    SVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I

  CESVUL POLICIES

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

T
    ransactions in accumulation units for the period June 20, 2001 to June 30, 2001, were as follows:

                                                         MAINSTAY VP      FIDELITY       JANUS ASPEN
                                                           GROWTH            VIP           SERIES
                                                           EQUITY       CONTRAFUND(R)     BALANCED
                                                         -----------    -------------    -----------
                                                            2001            2001            2001
                                                         -------------------------------------------
Units issued on premium payments.....................          --              --              --
Units redeemed on cost of insurance..................          --              --              --
Units issued (redeemed) on net transfers from (to)
  Fixed Account......................................           2               2               1
Units issued (redeemed) on transfers between
  Investment Divisions...............................          --              --              --
Units redeemed on death benefits.....................          --              --              --
Units redeemed on surrenders.........................          --              --              --
                                                            -----           -----           -----
  Net increase (decrease)............................           2               2               1
Units outstanding, beginning of period...............          --              --              --
                                                            -----           -----           -----
Units outstanding, end of period.....................           2               2               1
                                                            =====           =====           =====

NOTE 6--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of CSVUL Separate Account-I:

                                                         MAINSTAY VP      FIDELITY       JANUS ASPEN
                                                           GROWTH            VIP           SERIES
                                                           EQUITY       CONTRAFUND(R)     BALANCED
                                                         -----------    -------------    -----------
                                                           2001(A)         2001(A)         2001(A)
                                                         -------------------------------------------
Unit value, beginning of period......................      $10.00          $10.00          $10.00
Net investment income (loss).........................          --              --            0.01
Net realized and unrealized gains (losses) on
  security transactions and realized gain
  distributions received.............................        0.06           (0.07)          (0.03)
                                                           ------          ------          ------
Unit value, end of period............................      $10.06          $ 9.93          $ 9.98
                                                           ======          ======          ======

     Per unit data based on average monthly units outstanding
 +   during the period.
     For the period June 20, 2001 (Commencement of Operations)
(a)  through June 30, 2001.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

--------------------------------------------------------------------------------

To Policyowners:

The assets of NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, NYLIAC MFA Separate Account-I, NYLIAC MFA Separate Account-II, and NYLIAC VLI Separate Account are invested in shares of the MainStay VP Series Fund, Inc. In addition, the assets of NYLIAC Variable Annuity Separate Accounts-I, II, and III, NYLIAC Variable Universal Life Separate Account-I, and NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, may be invested in shares of The Alger American Fund, Calvert Variable Series, Inc, Fidelity Variable Insurance Products Funds, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), The Universal Institutional Funds, Inc., T. Rowe Price Equity Series, Inc., Van Eck Worldwide Insurance Trust and Variable Insurance Funds which are not affiliated with the MainStay VP Series Fund, Inc. or NYLIAC and any of its subsidiaries.

At the Annual Meeting of the Board of Directors of the Fund held on November 13, 2000, executive officers of the Fund were elected. On May 16, 2001, a dividend distribution was paid to NYLIAC Variable Annuity Separate Accounts-I, II, and III, NYLIAC Variable Universal Life Separate Account-I, NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, NYLIAC MFA Separate Accounts-I and II, and NYLIAC VLI Separate Account, as the sole shareholders of record of the MainStay VP Series Fund, Inc.

[SIGNATURE]

Chairman of the Board
and Chief Executive Officer
MAINSTAY VP SERIES FUND, INC.

MAINSTAY VP CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first six months of 2001, the equity markets faced several macroeconomic challenges. The economy was stalling and weakness appeared to be spreading overseas. The Federal Reserve has been aggressively lowering interest rates to stimulate the economy, but so far, signs of success have been limited. Corporate profits have declined significantly, spurring a continuing string of earnings disappointments. Growth companies, which typically are able to grow through economic slowdowns, have struggled to maintain prior levels of sales and earnings growth.

Political risks have also escalated during the first half of the year -- probably as a result of George Bush's narrow presidential victory and a change in Senate majority leadership. The media continues to focus on investor concerns, including energy policy, health care debates, tax reform, and mid-East relations. As long as these issues remain unresolved, we anticipate continued market uncertainty.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Capital Appreciation Portfolio returned -17.08%. Over the same period, the Portfolio underperformed the -10.68% return of the average Lipper(1) Variable Products Capital Appreciation Portfolio. Additionally, it underperformed the -6.70% return of the S&P 500(R) Index(2).

Despite lagging its peers, the Portfolio's decision to reduce technology exposure has had a positive impact on performance. The Portfolio also benefited by reducing its weighting in utilities and independent power companies, which suffered from the California energy crisis and problems in Brazil. The Portfolio has seen mixed results from increasing its financial holdings throughout the first half of the year and from a changing mix of consumer staple stocks in the second quarter of 2001. During the second quarter, the Portfolio also lowered exposure to large-cap drug companies in favor of new health care services and specialty pharmaceutical names, which we believe will have a positive impact on performance going forward.

STRONG AND WEAK PERFORMERS
Three of the Portfolio's best performing stocks were Bed Bath & Beyond, Harley-Davidson, and AOL Time Warner. Bed Bath & Beyond, a specialty home retailer, continued to show strong sales and earnings gains, despite a slowing economy. Harley-Davidson still can't produce enough motorcycles to keep up with demand for its premium brand. At the end of the reporting period, earnings and sales at the company were at record levels. AOL Time Warner's business model appears to include enough subscription revenues to deliver on-target earnings in 2001. AOL Time Warner has also benefited from less exposure to advertising and to the economic downturn than other media companies.

Not all of the Portfolio's holdings provided positive results. Corning, a leader in fiber optics and telecommunications equipment, rose rapidly in January, but suffered during the rapid decline in demand for telecommunications equipment. As the company revised earnings estimates downward, the stock fell more than 70% from its price at the beginning of the year. The Portfolio has been selling the stock to put its assets to more productive use.

EMC, a technology storage leader, took a similar but less-severe path when the huge drop-off in technology spending caused the stock price to plummet. The Portfolio has been selling the stock throughout the first half of the year. Cisco Systems, a leading network company, also did well in January, but then took a dramatic tumble. To stem the negative impact on the Portfolio, we sold portions of the Portfolio's Cisco Systems holdings in the second quarter of 2001.

SIGNIFICANT PURCHASES AND SALES
Among the new stocks we added to the Portfolio in the first half of the year were UnitedHealth Group, Pfizer, and Fannie Mae. Each of these was among the Portfolio's top-30 holdings by size, and the net impact of the purchases has been positive. The Portfolio had negative results from FleetBoston Financial and Advanced Micro Devices, both of which the Portfolio purchased during the second quarter.

Although the Portfolio has sold securities in all sectors, most sales have had a positive impact on performance in light of the general market decline. The largest sales included Genentech, Guidant and Schering-Plough, all of which positively impacted performance during the reporting period.

SECTOR WEIGHTINGS
The Portfolio has remained overweighted in health care stocks throughout the first half of 2001, because we believe health care companies are likely to provide steady growth. The sector underperformed, however, due to a combination of health care legislation concerns and declines in sales of major drug companies and medical-device manufacturers. As of June 30, 2001, the Portfolio was also overweighted in consumer cyclical stocks -- including Harley-Davidson, Bed Bath & Beyond, and Kohl's -- each of which had excellent sales and earnings. Although the Portfolio chooses stocks based on their individual merits, as a group, consumer cyclical stocks significantly outperformed the market.

The Portfolio remained underweighted in the energy sector, despite its strong performance due to high oil and gas prices. As of June 30, 2001, the Portfolio had no exposure to the telecommunications services sector. Given the problems telecommunications companies have faced, this positioning has had a generally positive impact on the Portfolio's performance.

LOOKING AHEAD
We began the year with the Portfolio defensively positioned in health care, utilities, and consumer staples. Although our caution proved correct, these defensive stocks did not perform as we had anticipated. As we look to the future, we believe investors will see continued market volatility, with stocks trading in a range with rotating sector leadership until we get a clearer indication of where the economy and corporate profits are headed.

We continue to look for companies that can give us a high degree of confidence in sales and earnings estimates. Since the bull market appears to be over, we are more focused on our selling discipline and less inclined to give companies the benefit of the doubt. In a stalled economy, it will take longer for troubled companies to recover. As a result, we believe it's prudent for the Portfolio to exit quickly from positions that show signs of fundamental deterioration.

Whatever the markets or the economy may bring, the Portfolio will continue to seek long-term growth of capital. Dividend income, if any, will remain a secondary objective.

Rudolph C. Carryl
Edmund C. Spelman
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In the United States, economic growth decelerated sharply in the first half of 2001, but aggressive easing by the Federal Reserve (the Fed) helped avert a recession. Individual consumption stayed at healthy levels and the housing market remained robust. These two factors largely offset the collapse in capital spending, especially in technology-related sectors. As the economy slowed, many manufacturing firms cut back production to pare down inventories.

During the first six months of 2001, the Federal Reserve reduced the targeted federal funds rate six times, for a total of 2.75%. The moves included two surprise rate cuts between scheduled meetings. As of June 30, 2001, the targeted federal funds rate stood at 3.75%. While the Fed was cutting interest rates, Congress was cutting taxes. After considerable debate, new tax legislation passed -- including $38 billion in rebates that taxpayers should receive in the third quarter of this year.

In the money markets, easing monetary policy brought additional liquidity, helping to calm earlier dislocations in the commercial paper market. As the targeted federal funds rate steadily declined, yield spreads narrowed between the highest-rated money market issues and those in the second-highest rating category. Supplies of commercial paper continued to shrink as corporate issuers took advantage of lower interest rates to replace short-term commercial paper with longer-term debt. As the economy slowed, however, some companies faced downgrades and were forced to draw on their bank lines to pay off maturing commercial paper.

PERFORMANCE REVIEW
For the seven-day period ended June 30, 2001, MainStay VP Cash Management Portfolio provided an effective yield of 3.74% and a current yield of 3.67%. For the six months ended June 30, 2001, the Portfolio returned 2.42%, exceeding the 2.36% return of the average Lipper(1) Variable Products Money Market Portfolio over the same period.

STRATEGIC POSITIONING
Throughout the first six months of 2001, the Portfolio maintained an average maturity somewhat longer than the average money market fund. This strategy proved effective as yields on money market instruments declined sharply with aggressive Federal Reserve easing. For example, the yield on the three-month Treasury bill fell 225 basis points(2) from 5.89% to 3.64%, while the Fed's successive easing moves reduced the targeted federal funds rate by 275 basis points.

The Portfolio's investments throughout the semi-annual period centered on floating-rate notes, bank certificates of deposit (CDs), commercial paper, and higher-yielding asset-backed securities, including asset-backed commercial paper. By industry, the Portfolio mainly invested in securities of finance, insurance, and brokerage companies, industrial issuers, banks, and bank holding companies. The Portfolio also invested in government-sponsored agency securities, such as Fannie Maes(3).

Throughout the period, we remained focused on purchasing only high-quality instruments. These are first-tier securities, or generally those money market instruments in the highest rating category. The Portfolio was not invested in any second-tier securities nor did it invest in split-rated issues (those rated in the highest rating category by one credit rating agency and in the second-highest rating category by another). The Portfolio's concentration on the highest-quality securities helped manage portfolio risk.

LOOKING AHEAD
Recent economic reports have been stronger than anticipated. As we look ahead, we see a slowdown in European economic growth and a continuing recession in Japan as just two of many downside risks. Even so, we believe that in the months ahead the U.S. economy should benefit from the monetary and fiscal stimulus already set in motion by Federal Reserve easing and the Congressional tax cuts.

The Federal Reserve has indicated that in the months ahead, the pace of monetary easing may slow. If this occurs, we are prepared to reduce the Portfolio's average maturity for the near term. We also intend to remain focused on high-quality, liquid investments, as the Portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Claude Athaide
Christopher Harms
Portfolio Managers
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(3) While some securities in the portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP CONVERTIBLE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
In the first half of 2001, the convertible market was influenced by the strength of bonds and the general weakness of equities. The Lehman Brothers Aggregate Bond Index(1) gained 3.62% during the first six months of the year. The S&P 500(R) Index,(2) on the other hand, declined 6.70% and the Nasdaq Composite Index(3) dropped 12.53% during the first six months of 2001. Since stocks typically exert more influence over convertible performance than do bonds, it is not surprising that as a whole, convertible returns were negative over the reporting period.

These results reflected two competing forces that shaped the markets during the first half of the year. On the one hand, a slowing economy caused many companies -- particularly those in technology-related industries -- to revise their earnings estimates downward. On the other hand, the Federal Reserve was concerned that the rapidly slowing economy could push the nation into recession and, therefore, moved aggressively to lower interest rates throughout the reporting period. In six separate easing moves, the Fed lowered the targeted federal funds rate from 6.50% at the beginning of January to 3.75% at the end of June 2001.

The initial easing on January 3, 2001, was well received by the stock market and helped stocks in general to rise. As the economy continued to slow, however, the euphoria faded, and equity prices began a steep decline that lasted until the beginning of April. Continuing Federal Reserve easing helped stocks rally somewhat in April, but prices remained range bound in May and June as investors reevaluated their earnings expectations and prospects for the economy. Throughout all of this, the strength of the bond market helped convertibles hold up reasonably well, with relatively stable yields and credit spreads that provided a measure of downside protection for investors.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Convertible Portfolio returned 0.58%. The Portfolio outperformed the -14.72% return of the average Lipper(4) Variable Products Specialty/Miscellaneous Portfolio over the same period. The Portfolio also outperformed the Credit Suisse First Boston Convertible Bond Index,(5) which returned -3.31% for the first six-months of 2001.

The Portfolio's outperformance of its peers may have been due to its overweighted positions among value stocks, which generally outperformed growth stocks during the reporting period. The Portfolio also benefited from selected investments in high-yield convertibles and strong performance among a few of its larger holdings.

STRONG AND WEAK PERFORMERS
One of the value stocks that performed well during the first half of 2001 was Canadian National Railway, which benefited from strong management, a very low valuation, and strong quarterly earnings. The stock appreciated 25% during the first half of 2001.(6)

Cendant, like a phoenix rising from the ashes, saw its stock rise 102% during the first six months of 2001. Having resolved its earlier accounting-related litigation problems, the company is making accretive acquisitions that resulted in positive earnings surprises. We continue to hold the company's convertibles for their earnings momentum and favorable risk/reward profile.

On the negative side, the Portfolio suffered from setbacks in the technology and telecommunications sectors. XO Communications, a local telecommunications company with a competitive strategy and compelling business plan, declined with the industry as a whole in the first quarter. As the company's ability to raise necessary capital came into question, we sold the Portfolio's position at a loss for the first half of the year. Since the price continued to drop, however, we believe the sale was prudent.

The Portfolio's convertible position in At Home, which provides high-speed Internet access for cable companies, was also a disappointment. Despite high demand and strong subscriber growth, the company's Internet portal, Excite, was experiencing cash difficulties. We believe that the company has solid assets and that its problems can be overcome, so we continue to hold the position, even though it detracted from performance during the first six months of 2001.

SECTOR WEIGHTING CHANGES
During the reporting period, the Portfolio decreased its energy holdings from 10% to 5% of net assets. The combination of rising oil and natural gas prices helped energy stocks perform well, but we were concerned that the spike in prices would stimulate drilling activity and eventually lower commodity prices. Reducing the Portfolio's energy holdings contributed positively to the Portfolio's performance, since the sector performed poorly in June.

LOOKING AHEAD
If the Federal Reserve continues its bias toward easing interest rates, it may have a positive impact on both stocks and bonds, which would be good for the convertible market. Instead of trying to predict macroeconomic conditions, however, we continue to focus on convertibles that offer an attractive risk/reward profile, seeking securities that offer greater upside potential than downside risk in most market environments.

We believe that concentrating on securities with high current yields and lower-than-average risk may provide attractive risk-adjusted returns over full market cycles. Regardless of what the economy or the markets may bring, the Portfolio will continue to seek capital appreciation together with current income.

Edward Silverstein
Edmund C. Spelman
Thomas Wynn
Portfolio Managers
MacKay Shields LLC

(1) Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. An investment cannot be made directly into an index.
(2) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) The NASDAQ Composite Index(R) is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. An investment cannot be made directly into an index.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(5) Credit Suisse First Boston Convertible Securities Index generally includes 250-300 issues. Convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by S&P; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by S&P, and have an issue size greater than $100 million. An investment cannot be made directly into an index.
(6) Returns reflect the performance for the six-month period ending 6/30/01.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP GOVERNMENT PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
Global economies ended the first six months of 2001 in a transitional period, as they moved from contraction to recovery. Following the brisk pace of investment over the past decade, especially for technology-related companies, many businesses began to wonder whether additional capital spending could propel them to higher rates of return. Many companies with excess productive capacity concluded that the answer was "no," in light of global economic conditions and the current cost of capital.

As capital spending slowed, economic conditions weakened, prompting the Federal Reserve to take aggressive action to ease the monetary supply. From January through June 2001, the Federal Reserve reduced the targeted federal funds rate six times, for a total of 275 basis points.(1) This action, combined with the continuing government buyback of Treasury securities, helped strengthen bond prices throughout the first six months of 2001.

The hazy economic outlook has caused investors to carefully evaluate whether the recovery has traction. Since bonds tend to trade on the concepts of "durability" and "robustness," rather than the stock market's concept of "growth potential," bonds may tend to outperform stocks under these conditions. In short, a qualitative recognition that a recovery is underway may be sufficient for bonds to perform well, whereas stocks often require quantitative measures of asset growth potential. With mixed market signals, quantifying growth potential has been difficult, helping strengthen bond performance.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, MainStay VP Government Portfolio returned 2.04%. The Portfolio underperformed the 2.52% return of the average Lipper(2) Variable Products General U.S. Government Portfolio over the same period. The Portfolio also underperformed the 2.27% return of the Lehman Brothers Government Bond Index(3) for the first six months of 2001.

During the reporting period, Federal Reserve easing caused the yield curve to steepen, with the yield spread between two-year and 30-year Treasuries widening by 22 basis points. With contained inflation and a dwindling supply of Treasury securities, we concluded that the yield curve had overcompensated. To take advantage of the situation, we implemented a flattening bias in the Portfolio by moving incrementally into securities with longer maturities. The Portfolio has already benefited from this position, as the yield spread between 10-year and 30-year Treasuries collapsed from 50 basis points in early May to 34 basis points at the end of June.

Mortgage-backed securities recaptured our attention during the reporting period as their yield advantages over competing products increased. As of June 30, 2001, mortgage-backed securities offered yields 100 basis points over federal agency securities of similar duration. We added exposure to mortgage-backed securities at the end of the reporting period, anticipating positive performance going forward -- particularly if the Federal Reserve's new policy of gradualism keeps the Treasury market range bound.

We have also continued to find value in asset-backed securities and have been opportunistically adding exposure to this sector during the first half of 2001. At the end of June 2001, the Portfolio was invested approximately 28% in U.S. Treasuries, 27% in agency securities, 22% in mortgage-backed securities, 8% in asset-backed securities, with the balance of net assets in cash.(4)

LOOKING AHEAD
With aggressive easing by the Federal Reserve and the economy showing signs of recovery, we believe that a flatter yield curve is inevitable. While the Fed may cut rates another 25 basis points, we believe they may then step back to allow the economy to absorb the full impact of successive rate cuts and a scheduled tax rebate.

Accordingly, we foresee short-term rates drifting higher and corporate profitability reversing its downward trend. In such an environment, we would also anticipate lower volatility, with yield emerging as the primary driver of relative returns. For this reason, we expect to favor mortgage-backed and asset-backed securities over lower-yielding Treasuries. Whatever the markets or the economy may bring, the Portfolio will continue to seek a high level of current income, consistent with safety of principal.

Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) The Lehman Brothers Government Index is an unmanaged index comprised of U.S. Government and Agency issues as well as investment-grade fixed rate debt securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) While some securities in the portfolio may carry government backing or guaranteed payment of interest and principal, shares of the Portfolio are not guaranteed and prices will fluctuate so that when shares are sold, they may be worth more or less than their original cost.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP HIGH YIELD CORPORATE BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The first half of 2001 was marked by volatility in the high-yield market. Strong gains in the first quarter of the year were offset by losses in the second. In early January, the Federal Reserve cut the targeted federal funds rate by 50 basis points(1), sparking a rally as the yield curve steepened, attracting money into the high-yield market. In the remainder of the first half of 2001, the Federal Reserve reduced the targeted federal funds rate five additional times, for a cumulative total decrease over the six-month period of 2.75%.

Enthusiasm was short-lived, however, as default rates remained at high levels and the telecommunications sector -- the largest component of the high-yield market -- suffered dramatic reversals in the second quarter of 2001.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP High Yield Corporate Bond Portfolio returned 2.84%. This outperformed the 1.10% return of the average Lipper(2) Variable Products High Current Yield Portfolio over the same period, and underperformed the 4.27% return of the Credit Suisse First Boston High Yield Index(3) for the first six months of 2001.

The Portfolio's performance relative to its peer group was due to an overweighted position in the international cable sector and to negative credit events in two of the Portfolio's larger holdings. On the other hand, the Portfolio's underweighted position in telecommunications contributed positively to performance, and several holdings were acquired by stronger credits.

STRONG AND WEAK PERFORMERS
Merger and acquisition activity had a positive impact on several of the Portfolio's best-performing securities. The Portfolio's investment in Digital Island, a provider of web hosting and caching services, rose sharply on its acquisition by Cable & Wireless. The Portfolio's position in Efficient Networks, a designer and manufacturer of DSL modems, outperformed the market when Siemens acquired it. Both companies were purchased by investment-grade firms, allowing the Portfolio to sell its positions at substantial gains.

Other top-performers were in the health care and financial-services sectors. Magellan Healthcare, a provider of mental health benefits services, continued to rebound on strong earnings and better than anticipated debt reduction. Alaris Medical, a distressed maker of infusion pumps, traded higher as it obtained contracts for its recently announced Medley pump. Conseco, an insurance products and consumer loan company, rallied as it improved liquidity and stabilized its earnings through successful asset sales. Finally, BF Saul, a mortgage property REIT affiliated with Chevy Chase Bank, moved higher with the overall market.

Two of the Portfolio's positions had a notably negative impact on performance. UIH Australia (the Portfolio's largest position as of June 30, 2001, and a wholly-owned subsidiary of United Global Communications) was the Portfolio's worst performing security in the first half of the year. As equity valuations for international cable companies declined, UIH Australia's primary asset raised fresh equity at a lower-than-expected valuation. This reduced the asset coverage on the bonds, which are secured by the equity. FRI-MRD, an operating subsidiary of Prandium Restaurants, was another poor performer. The company sold its El Torito restaurant chain and was unable to reduce overhead following the sale. Other poor performers in the Portfolio were concentrated in the telecommunications sector.

SIGNIFICANT PURCHASES AND SALES
During the reporting period, the Portfolio increased its weighting in media, international cable, and distressed investments while reducing its exposure to telecommunications and restaurants. In the primary market, the Portfolio purchased CanWest, a Canadian publisher and broadcaster, as well as Quebecor, a Canadian publisher and cable operator. We also added to the Portfolio's position in ONO, a cable operator in Spain. Among distressed investments, we added to the Portfolio's position in Crown Cork & Seal and Algoma Steel. The Portfolio's exposure to busted converts declined moderately, but we added LSI Logic, a manufacturer of specialty semiconductors, which helped to offset our sale of Digital Island and Efficient Networks.

The Portfolio sold its position in CD Radio, a provider of digital satellite radio, on concerns that technology delays would increase costs, weakening the economics of the company's business model. We also sold the Portfolio's remaining position in Advantica, the owner of the Denny's chain, as the company's prospects were declining. The Portfolio reduced its exposure to telecommunications during the second quarter rally, selling its positions in Exodus Communications and FLAG Telecom Holdings.

LOOKING AHEAD
At mid-year, the market appears to be divided between lower-quality telecommunications credits and everything else. The high-yield market has been purging itself of problem credits for the past three years, working off much of the weak issuance between 1996 and 1998.

Factors likely to impact the high-yield market over the second half of 2001 include the economy, default rates, and recovery values. The outlook for the economy remains mixed, but many believe recent economic indicators suggest the market will bottom out in the third or fourth quarter. Should the economy stabilize, default rates are likely to peak in the third or fourth quarter of the year. Although past performance is no guarantee of future results, historically the high-yield market has tended to outperform as default rates begin to decline.

One disturbing trend has been recovery rates on high-yield defaults, which have continued to decline as the types of defaulting issuers have changed. While telecommunications issues have been responsible for much of the pain in the high-yield market, at the end of the reporting period, the telecommunications sector accounted for roughly 10% of the high-yield market, compared to the 20% share of market the sector once held. This lower weighting may act as a buffer in the high-yield market until the economy rebounds.

The Portfolio continues to remain overweighted in single-B(4) issuers, which we believe are likely to outperform in a rally. We have underweighted the Portfolio in cyclicals, which may underperform in a recession. Even so, we may consider adding cyclical issues if their values reach levels that we find compelling. Whatever the markets or the economy may bring, the Portfolio will continue to seek maximum current income through investment in a diversified mix of high-yield debt securities. Capital appreciation will remain a secondary objective.

Donald E. Morgan
Portfolio Manager
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the Portfolio will not precisely match those in the index, and so, performance of the Portfolio will differ. An investment cannot be made directly into an index.
(4) Debt rated B by Standard & Poor's is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. When applied to Portfolio investments, these ratings are based solely on the credit worthiness of the bonds in the Portfolio and are not meant to represent the stability or safety of the Portfolio.

High-yield securities ("junk bonds") are generally considered speculative because they present a greater risk of loss than higher-quality debt securities and may be subject to greater price volatility. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first half of 2001, weakness and volatility were evident in most international equity markets. When Japan's new Prime Minister, Junichiro Koizumi, took office, he promptly introduced radical economic reform measures. Over the long run, this may be positive for Japanese equities, but over the short term, we believe the measures may put additional strain on an already fragile economy.

The European economy, which had been serving as an investor oasis, decelerated unexpectedly during the first six months of 2001. Asian markets outside of Japan have also seen a substantial drop-off in business activity. Many observers believe that until the U.S. economy shows clear signs of a solid recovery, the rest of the world will be hard pressed to grow.

Much of the volatility and decline in international equity markets has been focused in the telecommunications, media, and technology sectors. With earnings expectations in these sectors falling faster than stock prices, valuations appear to be stretched even after substantial declines.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP International Equity Portfolio returned -12.37%, outperforming the -14.34% return of the average Lipper(1) Variable Products International Portfolio over the same period. The Portfolio also outperformed the -14.87% return of the MSCI EAFE Index(2) for the first six months of 2001.

Some of the Portfolio's outperformance can be attributed to its new, bottom-up investment approach, implemented during the second quarter of 2001. The Portfolio was restructured to reduce holdings from over 200 stocks to about 80 issues. In addition, we positioned the Portfolio more defensively, which we believe was prudent in an uncertain global economy.

STRONG AND WEAK PERFORMERS
The stock that added the most value to the Portfolio in the first half of 2001 was Hong Kong Electric, a regulated electric utility. The stock, which was the Portfolio's largest holding as of June 30, 2001, advanced on the company's strong and highly visible earnings. Groupe Danone, a global food and beverage company with operations in both developed and emerging markets, was also a significant positive contributor to performance. The shares benefited from a flight to quality into defensive names. We continue to hold the position, believing it still has potential.

Novartis, which manufactures pharmaceuticals and nutrition products, detracted from the Portfolio's performance when the company failed to receive regulatory approval for a new gastrointestinal medicine, Zelnom. We continue to hold the shares, since we believe the setback is temporary and the stock's risk/reward profile remains compelling. Nokia also took a toll on the Portfolio's performance when the telecommunications equipment sector as a whole declined significantly. We have confidence in the company's ability to recover and have used the lower prices to accumulate more shares for the Portfolio. We anticipate a turnaround for the strongest names in the telecommunications sector in 2002.

STRATEGIC POSITIONING
The Portfolio selects stocks on a bottom-up basis, individually evaluating securities for their growth potential. As a result of this bottom-up selection process, at the end of June 2001, the Portfolio was significantly overweighted in defensive sectors, such as consumer staples, pharmaceuticals, and utilities, with a small overweighted position in financial stocks. The Portfolio benefited from its underweighted positions in telecommunications services, information technology, and industrials, all of which showed weakness during the reporting period.

The bottom-up selection process also led to regional variations in the Portfolio's holdings. We found the investment potential in Japanese stocks generally less compelling than the potential of issues in Europe and the rest of Asia. As a result, the Portfolio ended the semi-annual period underweighted in Japanese equities relative to its benchmark.

LOOKING AHEAD
We do not anticipate a major rebound in business activity in the near term and expect to maintain the Portfolio's overweighted position in defensive sectors until the global economic outlook brightens. At the same time, we remain alert and willing to take advantage of opportunities that may arise in challenged sectors, such as technology and media, should prices correct to a point where values appear compelling.

Whatever the global economy or individual markets may bring, the Portfolio will continue to seek to provide long-term growth of capital commensurate with an acceptable level of risk by investing in a portfolio consisting of primarily non-U.S. equity securities. Current income will remain a secondary objective.

Rupal Bhansali
Portfolio Manager
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) Morgan Stanley Capital International Europe, Australasia and Far East Index -- the MSCI EAFE Index -- is an unmanaged index generally considered to be representative of the international stock market. Returns assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

An investment in foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater for emerging markets than in developed markets.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP TOTAL RETURN PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
During the first six months of 2001, the equity markets faced several macroeconomic challenges. The economy was stalling and weakness appeared to be spreading overseas, particularly among technology-related companies. In an effort to keep the slowdown from turning into a recession, the Federal Reserve reduced the targeted federal funds rate six times from January through June 2001, for a cumulative total of 275 basis points(1). It may still be too early to say whether these moves will jump-start the economy. In the first half of the year, corporate profits declined significantly, spurring a continuing string of earnings disappointments. Growth companies, which typically are able to grow through economic slowdowns, have struggled to maintain prior levels of sales and earnings growth.

Political risks have also escalated during the first half of the year -- probably as a result of George Bush's narrow presidential victory and a change in Senate majority leadership. The media continues to focus on investor concerns, including energy policy, health care debates, tax reform, and mid-East relations. As long as these issues remain unresolved, we anticipate continued market uncertainty.

Federal Reserve easing had a positive impact on bond prices throughout the first six months of 2001, but the hazy economic outlook has caused income investors to carefully evaluate whether the recovery has traction. Fortunately, the qualitative perception that a recovery is underway has been enough to keep the bond markets strong, while equity investors may wait for quantitative signals that growth potential can be realized.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Total Return Portfolio returned -9.06%. The Portfolio underperformed the -1.72% return of the average Lipper(2) Variable Products Balanced Portfolio over the same period. It also underperformed the -6.70% return of the S&P 500(R) Index(3) for the first six months of 2001.

EQUITY STRATEGY
In the equity portion of the Portfolio, our decision to reduce technology exposure had a positive impact on performance. The Portfolio also benefited by reducing equity weightings in utilities and independent power companies, as both sectors suffered from the California energy crisis and problems in Brazil. We have seen mixed results from an increase in financial stock holdings throughout the first half of the year and from a change in the mix of consumer staple stocks in the second quarter of 2001. During the second quarter, we also lowered exposure to large-cap drug companies in favor of new health care services and specialty pharmaceutical names, which we believe will have a positive impact on the performance of the equity portion of the Portfolio going forward.

Three of the Portfolio's best-performing stocks were Bed Bath & Beyond, Harley-Davidson, and AOL Time Warner. Bed Bath & Beyond continued to show strong sales and earnings gains, despite a slowing economy. Harley-Davidson still can't produce enough motorcycles to keep up with demand for its premium brand. At the end of the reporting period, the company's earnings and sales were at record levels. AOL Time Warner's business model appears to include enough subscription revenues to deliver on-target earnings in 2001. AOL Time Warner has also benefited from less exposure to advertising and to the economic downturn than other media companies.

However, not all of the Portfolio's equity holdings provided positive results. Corning, a leader in fiber optics and telecommunications equipment, rose rapidly in January, but suffered during the rapid decline in demand for telecommunications equipment. As the company revised earnings estimates downward, the stock fell more than 70% from its price at the beginning of the year. The Portfolio has been selling the stock to put these assets to more productive use.

EMC, a technology storage leader, took a similar but less-severe path when the huge drop-off in technology spending caused the stock price to plummet. The Portfolio has been selling the stock throughout the first half of the year. Cisco Systems, a leading network company, also did well in January, but then took a dramatic tumble.

Among the new stocks we added to the equity portion of the Portfolio in the first half of the year were United Healthcare, Pfizer, and Fannie Mae, each of which had a positive impact on performance. The Portfolio had negative results from FleetBoston Financial and Advanced Micro Devices, both of which were purchased during the second quarter.

The Portfolio has sold stocks in most sectors. In light of the general market decline, however, most sales have had a positive impact on performance. The largest equity sales included Genentech, Guidant, Schering-Plough, and Applied Biosystems, all of which positively impacted performance during the reporting period.

The equity portion of the Portfolio remains overweighted in health care stocks, which underperformed due to concerns over health care legislation and setbacks for major drug companies and medical-device manufacturers. Although the Portfolio chooses stocks based on their individual merits, as a group, the Portfolio's consumer cyclical stocks, which were overweighted as of June 30, 2001, significantly outperformed the market.

The equity portion of the Portfolio remained underweighted in the energy sector, despite its strong performance due to high oil and gas prices. As of June 30, 2001, the Portfolio had no exposure to telecommunications services stocks.

BOND STRATEGIES
Since recent data on where the economy is headed has been inconclusive, investors have been unwilling to commit to a direction for the Treasury market. As a result, we have kept the duration of the bond portion of the Portfolio near that of the benchmark.

During the reporting period, Federal Reserve easing caused the yield curve to steepen, with the yield spread between two-year and 30-year Treasuries widening by 22 basis points. With contained inflation and a dwindling supply of Treasury securities, we concluded that the yield curve had overcompensated. To take advantage of the situation, we implemented a flattening bias in the Portfolio by moving incrementally into securities with longer maturities. The Portfolio has already benefited from this position, as the yield spread between 10-year and 30-year Treasuries collapsed from 50 basis points in early May to 34 basis points at the end of June.

Corporate bonds have recovered somewhat from the dramatic spread widening that occurred last year. While we believe risk premiums remain wide relative to a realistic outlook for corporate profitability, we have allocated the largest percentage of the bond portion of the Portfolio to the corporate market -- more than doubling the allocation at the end of 2000. We see positive potential among bonds issued by power generator companies and companies in consumer staples. We also favor businesses that can participate in the vibrant housing market. We believe the finance sector may be overpriced and have underweighted these securities, noting that yield spreads to comparable industrial issues have moved beyond historical norms.

The high-yield sector was negatively impacted by the slowing economy's effect on manufacturing and telecommunications companies. By the end of the reporting period, the average spread between high-yield bonds and comparable Treasury securities had risen to 800 basis points. If the economy shows evidence of renewed vigor, we believe the high-yield market could rally if spreads were to tighten as they did earlier in the year.

Mortgage-backed securities recaptured our attention during the reporting period, as their yield advantages over many competing products increased. As of June 30, 2001, agency mortgage-backed securities offered yields 100 basis points over federal agency debentures of similar duration. We added exposure to mortgage-backed securities at the end of the reporting period, anticipating positive performance going forward -- particularly if the Federal Reserve's new policy of gradualism keeps the Treasury market range bound.

We have also continued to find value in asset-backed securities and have been opportunistically adding exposure to this sector during the first half of 2001. At the end of June 2001, the bond portion of the Portfolio was invested approximately 16% in U.S. Treasuries, 1% in agency securities, 36% in corporate bonds, 30% in mortgage-backed securities, 7% in asset-backed securities, and 10% in floating-rate notes.

LOOKING AHEAD
As we look to the future, we believe investors will see continued market volatility, with stocks trading in a range and sector leadership rotating until we get a clearer indication of where the economy and corporate profits are headed.

In the equity portion of the Portfolio, we continue to look for companies that can give us a high degree of confidence in sales and earnings estimates. Since the bull market appears to be over, we are more focused on our selling discipline and less inclined to give companies the benefit of the doubt. In an uncertain market, we believe it's prudent for the Portfolio to exit quickly from positions that show signs of fundamental deterioration.

With aggressive easing by the Federal Reserve and the economy beginning to show signs of recovery, we believe that a flatter yield curve is inevitable. While the Fed may cut rates another 25 basis points, we believe they may then step back to allow the economy to absorb the full impact of successive rate cuts and a scheduled tax rebate.

Accordingly, we foresee short-term rates drifting higher and corporate profitability reversing its downward trend. In such an environment, we would also anticipate lower volatility, with yield emerging as the primary driver of relative returns in the bond portion of the Portfolio. For this reason, we expect to favor mortgage-backed and asset-backed securities over lower-yielding Treasuries.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize current income consistent with reasonable opportunity for future growth of capital and income.

Rudolph C. Carryl
Edmund C. Spelman
Gary Goodenough
Christopher Harms
Portfolio Managers
MacKay Shields LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP VALUE PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The equity markets showed considerable volatility in the first six months of 2001, with many companies in the technology and communication services sectors suffering severe price corrections. As the economy slowed during the first half of the year, the stock market reacted as if it were in the throes of a recession. To help prevent market concerns from becoming reality, the Federal Reserve lowered the targeted federal funds rate six times in the first six months of 2001 -- for a cumulative reduction of 2.75%.

Despite this aggressive action, disappointing corporate profit announcements and dim prospects for a rapid economic turnaround caused the stock market to continue its decline. An unprecedented build-out in many industries over the past few years had led to structural excesses. When demand suddenly contracted, the impact on operating margins and earnings was severely negative. While the Federal Reserve's aggressive easing may have avoided an even sharper downturn, economic and corporate profit data have not yet indicated that the anticipated recovery is fully underway. During the first six months of 2001, value stocks continued to outperform growth stocks and the equity market as a whole.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Value Portfolio returned 1.26%. It outperformed the -2.59% return of the average Lipper(1) Variable Products Growth and Income Portfolio over the same period. The Portfolio also outperformed the -1.26% return of the Russell 1000(R) Value Index(2) for the first six months of 2001.

The Portfolio outperformed its peers largely as a result of sticking closely to its well-defined value disciplines in a market that favored value equities with solid fundamentals and catalysts for potential improvement.

STRONG AND WEAK PERFORMERS
During the first half of 2001, the largest positive contributor to the Portfolio's performance was American Standard, a multi-industry manufacturing company. The company's stock rose 22%, as the market responded positively to new management's restructuring efforts. The Portfolio continues to hold the shares. Tosco, a major refiner and marketer of petroleum products, advanced when the company agreed to be acquired by Phillips Petroleum. When the shares reached our price target in February, we sold them at a gain of 25% from the beginning of the year. Alcoa, a major global aluminum producer, benefited from solid cost-control measures, sinking global capacity for aluminum products, and anticipation of an aluminum-price rebound in the coming quarters. The stock rose 20% over the first six months of the year. Apple Computer was also a strong performer, advancing with a new product line-up that offset earlier missteps. We sold the Portfolio's shares in April and June after they hit our price target, realizing gains of 38% to 65% year-to-date. International Business Machines
(IBM) was also a solid contributor to the Portfolio's performance, with share prices rising 34% during the first half of 2001, largely due to the company's steady earnings in a highly volatile period for most technology stocks.

Negative contributors to performance included El Paso, which dropped 26% in the first half of the year due to weaker natural gas prices, supply concerns, and problems on the West Coast. We believe the recent pullback has brought El Paso to a more realistic valuation given the company's earnings outlook, and the Portfolio continues to hold the shares. The Portfolio's decision to own Motorola appears to have been premature, as the stock decreased 18% in the first half of 2001, along with other semiconductor chip and handset manufacturers. The Portfolio continues to hold the shares since we believe they still offer good value. McDonald's was another laggard, continuing to suffer from last year's European foot-in-mouth and mad cow disease scares as well as a weakening global economy. Once again, the Portfolio has maintained the position based on our belief that the shares are attractive at current valuation levels.

STRATEGIC POSITIONING
The Portfolio uses a bottom-up approach, selecting stocks based on their individual characteristics and fundamental potential. As of June 30, 2001, this selection process caused the Portfolio to be overweighted in the basic materials and capital goods sectors. We have found stocks in both sectors that represent good values and may benefit from any rebound in economic activity. We have trimmed the Portfolio's energy holdings but remain overweighted in the energy sector, with an emphasis on large multinational oil concerns. During the reporting period, many of the Portfolio's refining stocks and exploration and production holdings were sold when they reached our price targets. The Portfolio is also overweighted in technology compared to its benchmark. We have invested in a number of companies with historically strong franchises, excellent balance sheets, cheap multiples, and lower stock prices that fit our valuation parameters.

The Portfolio remains underweighted in utilities and consumer cyclicals. Utilities seldom outperform in periods of aggressive Federal Reserve easing. As for consumer cyclicals, we are concerned that valuations are too high considering that consumers have yet to feel the full impact of increasing unemployment. In addition, many consumer cyclical companies have record high debt levels, which may negatively impact share prices in the coming months.

LOOKING AHEAD
We intend to remain somewhat defensive until we see clearer evidence that the global economy is stabilizing, although more compelling equity valuations could alter our perspective. We are cautiously optimistic that central bank easing will help strengthen the economy, but worry that structural issues may impair many companies' ability to take full advantage of additional liquidity. We also see high corporate and consumer debt levels as potential challenges to a swift recovery.

We remain committed to value-based investing and confident in our approach to it. We believe the merits of our discipline were largely proven during the first half of 2001, which showed many major indices posting negative returns while the Portfolio posted a positive total return. Of course, past performance is no guarantee of future results.

Whatever the markets or the economy may bring, the Portfolio will continue to seek to realize maximum long-term total return from a combination of capital growth and income.

Richard A. Rosen
Portfolio Manager
MacKay Shields LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which, in turn, is an unmanaged index that includes the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000(R) companies with lower price to book ratios and lower forecasted growth rates. Total returns reflect the reinvestment of all dividends and capital gains. An investment cannot be made directly into an index.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deductions of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP BOND PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
As the year began, the Federal Reserve Bank (the Fed) initiated a monetary policy of aggressive easing. Citing a bias of economic weakness, the Fed lowered short-term rates three separate times between January 3rd and March 20th. Bond market participants embraced the Fed's policy and short U.S. treasury securities rallied significantly during the first quarter. The Fed continued to ease monetary policy in the second quarter. The Fed lowered short-term interest rates three additional times during the quarter. Market participants began to anticipate the end of the Fed's easing cycle and the yield of most U.S. Treasury securities rose in the second quarter.

PERFORMANCE/MARKET REVIEW
For the six months ended June 30, 2001, the MainStay VP Bond Portfolio had a return of 3.94%, outperforming the average portfolio in its Lipper(1) peer group (Corporate Debt A Rated), which returned 3.10%. The Portfolio also outperformed the Merrill Lynch Corporate and Government Master Index(2), which returned 3.32%. Market risk was limited by maintaining a relatively neutral duration posture throughout the first half of the year. Credit risk was limited by maintaining an average quality of the investments in the Portfolio of at least Aa1(3) throughout the first half of the year.

The Federal Reserve Bank's monetary policy actions put pressure on the shape of the yield curve. The Fed lowered short-term rates six times during the first six months of the year. By mid-year, the federal funds target stood at 3.75%, down from 6.50% at the beginning of the year. The yield curve steepened by 115 basis points during the first half of 2001. At the beginning of the year, the yield on the thirty-year bond was 37 basis points more than the two-year note. By mid-year, this relationship was 152 basis points. Investment grade corporate bonds outperformed U.S. Treasury securities during the first half of the year by a significant amount, rebounding from a dismal performance last year. Lower quality corporate bonds outperformed higher quality corporate bonds as the areas hit hardest in 2000 recovered the most in the first half of 2001.

PORTFOLIO STRATEGY
The Portfolio experienced positive cashflow in the first half of the year. The majority of this cash was invested in corporate bonds as we attempted to take advantage of opportunities in the primary issue market. We increased our concentration in BBB-rated(4) and A-rated(5) credits in an effort to take advantage of performance trends in the market. The Portfolio's corporate sector weighting increased slightly during the first half of the year.

LOOKING AHEAD
We expect that the Federal Reserve Bank may remain in an easing mode at least through the summer. Our overall view toward credit spreads remains positive given our forecast of Fed policy. One of our concerns however, is that corporate securities could experience some pressure as investors seek to "lock-in" first half performance by reducing credit sector allocations in the second half of the year.

Albert R. Corapi, Jr.
Donald F. Serek
Portfolio Managers
New York Life Investment Management LLC

(1) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(2) The Merrill Lynch Corporate and Government Master Index is an unmanaged index consisting of issues of the U.S. Government and agencies as well as investment-grade corporate securities. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) Bonds rated Aa by Moody's Investor Services are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
(4) Debt rated BBB by Standard & Poor's exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

(5) Debt rated A by Standard & Poor's is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP GROWTH EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
The U.S. stock market faced a challenging period in the first six months of 2001, with several major indices reporting negative returns. Both small-cap and mid-cap equities outperformed large-cap stocks for the first half of the year. Within the large-cap sector, value-oriented stocks outperformed their growth counterparts by a wide margin. The relative outperformance of large-cap value-oriented stocks was primarily driven by the sharp inventory correction in the technology sector, and, to a lesser extent, by disappointments in the pharmaceutical sector.

During the first half of 2001, the Federal Reserve's aggressive moves to lower interest rates had a major impact on the U.S. equity market. Concerned that a slowing economy could turn to a recession, the Federal Reserve aggressively moved to reduce interest rates, lowering the targeted federal funds rate six times, from 6.50% at the beginning of January to 3.75% at the end of June
2001 -- for a total reduction of 275 basis points(1).

Although it usually takes nine to twelve months for Fed easing to provide tangible signs of recovery, in this case, Federal Reserve action helped to stabilize the equity markets by April 2001. With the expectation of a quick rebound in the economy, some of the more cyclical sectors of the market did particularly well in the first half of 2001.

Following a trend that began in March of 2000, the technology sector suffered the largest losses during the first half of 2001. Technology spending all but dried up during the first six months of 2001, as many corporate customers cut back capital outlays in response to rapidly declining business conditions. Many technology-related stocks that had reached lofty valuations fell precipitously as the year 2001 unfolded.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Growth Equity Portfolio returned -11.09%. The Portfolio underperformed the average Lipper(2) Variable Products Growth Portfolio, which returned -10.51% over the same period. It also underperformed the -6.70% return of the S&P 500(R) Index(3) for the same period.

The Portfolio's relative performance can be attributed primarily to not moving more aggressively from growth stocks into value stocks as market sentiment shifted early in 2001.

STRATEGIC POSITIONING
The Portfolio began the new year with a focus on the less cyclical sectors of the market, such as health care and consumer staples. While this positioning benefited returns in the second half of 2000, the Portfolio's overweighted position in these more-defensive stocks hurt performance when the Federal Reserve began to aggressively lower interest rates. The equity market quickly began to favor industries that tend to do well early in a recovery cycle, despite the fact that many of these companies had a disappointing earnings outlook.

We followed the market by gradually increasing weightings in sectors such as basic materials, capital goods, and consumer cyclicals. Although we anticipated better relative earnings growth in these sectors over the next 12 months, we moved cautiously and slowly, failing to foresee the strong relative performance these economically sensitive, cyclical sectors would have so early in the year. The Portfolio's telecommunications-related stocks were also a drag on performance during the first half of the year.

In addition to giving the Portfolio a more cyclical focus during the first half of 2001, we also moved from an overweighted to an underweighted position in the utilities sector by taking gains in some holdings. While we continued to like the long-term fundamentals for the utilities sector, we were concerned about a heightened risk of government intervention. The Portfolio remained underweighted in the energy sector, as we expected commodity prices in the industry to trend down from the peaks we saw during this past winter.

We maintained a neutral weighting in technology and continued to emphasize computer services and software industries that tend to have more predictable and recurring revenues. After reducing the Portfolio's exposure to semiconductor companies last year, we added to this more cyclical area during the first half of 2001. Although this sector is currently experiencing poor earnings, we expect to see improvements in the semiconductor industry as we move into 2002. We believe the Portfolio is well positioned to benefit if the technology sector experiences a turnaround.

STRONG AND WEAK PERFORMERS
Not surprisingly, some of the Portfolio's best and worst performing holdings for the semi-annual period could be found in the technology sector. Two computer-service stocks, Fiserv (+34.9%)(4) and SunGard Data Systems (+27.4%), benefited as technology investors moved toward companies with consistent earnings growth. IBM (+33.3%) also did well, as the market viewed the company as a safe haven in the technology sector, based on the solid performance of its mainframe and computer-services businesses.

On the other hand, EMC (-55.1%), a computer storage company, and Cisco Systems (-52.4%), a large networking company, were among the Portfolio's worst performing stocks during the first half of 2001. As the valuations of these stocks declined, we lowered the Portfolio's weightings in these issues, anticipating continued pressure over the short term. We continue to hold small positions in both stocks, given the dominant position the companies hold in their respective industries.

Outside of technology, USA Networks (+44.1%) and Clear Channel Communications (+29.5%), two of the Portfolio's broadcasting holdings, benefited from strong internal cash flow generation despite an advertising slowdown during the first half of the year. Mattel (+31.0%) was also a strong performer, benefiting from the stock's attractive valuation and from an improving outlook for the company's core toy business. One of the Portfolio's best performing new purchases was Lowe's (+25.3%), the large home-discount retailer. This company benefited from strong consumer spending in this segment of the retail market, despite the sluggish economy.

Nokia (-48.6%), a wireless communications company, was a poor performer for the Portfolio. The company experienced a significant slowdown in phone sales. We continue to hold its shares, however, since we expect a new upgrade cycle in the wireless business in 2002. Timely sales of declining stocks also helped the Portfolio's performance. We sold Tellabs, a telecommunications-equipment supplier, before its stock price dropped 65%. We sold the Portfolio's shares of CVS, a major drugstore chain, due to operating problems that negatively impacted the company's earnings. After the sale, the stock declined by 29%, supporting our belief that the sale was prudent.

LOOKING AHEAD
We are cautiously optimistic about the U.S. equity market for the remainder of 2001. While we believe that the equity market may have bottomed in March 2001, we also recognize that it usually takes time for markets to recover after a severe downturn. We believe that future market gains will likely be more subdued than those seen in the late 1990s. We expect that over time, overall stock returns will move closer to their historical norms. We would not be surprised if market gains repeatedly take the form of two steps forward and one step back.

We have positioned the Portfolio to take advantage of expected volatility by balancing the Portfolio rather evenly between value and growth stocks. Among value stocks, we're focusing on companies that we believe are most likely to benefit from an eventual economic recovery sometime in 2002. On the growth side, we intend to emphasize companies that we believe will meet or exceed expected earnings estimates, even in a difficult economy. No matter how the markets may move, the Portfolio will continue to seek long-term growth of capital, with income as a secondary consideration.

James Agostisi
Patricia S. Rossi
Portfolio Managers
New York Life Investment Management LLC

(1) A basis point is one one-hundredth of one percent, so 100 basis points equals 1.00%.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(4) Unless otherwise indicated, returns reflect performance for the 6-month period ended 6/30/01.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP INDEXED EQUITY PORTFOLIO

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS
U.S. equity markets were highly volatile in the first six months of 2001, with sharply divergent performance between the first and second quarters. During the first quarter, the S&P 500(R) Index(1) declined 11.86%, as evidence of a major U.S. economic slowdown emerged. The economy grew at its slowest pace in five and a half years, and corporate profits fell for the first time since 1998. Both the NASDAQ Composite Index(R)(2) and the S&P 500(R) Index struggled as technology-sector valuations collapsed. The technology correction, along with a general slowdown in capital expenditures and consumer spending, broadened to impact stocks across most industries.

During the second quarter, the U.S. stock market provided some long-awaited relief for weary equity investors when performance dramatically improved. The S&P 500(R) Index and the NASDAQ Composite Index(R) rebounded to experience their first positive results since the first quarter of 2000, with total returns of 5.85% and 17.43%, respectively. These market gains were driven primarily by the Federal Reserve's aggressive monetary easing. A renewed general optimism about future corporate earnings also helped to buoy investor enthusiasm.

The overall trend that prevailed in 2000 -- of small-cap stocks outpacing their mid-cap and large-cap counterparts -- continued through the first half of 2001. Also, value-oriented stocks continued to outperform growth-oriented stocks by a wide margin for the semi-annual period, as measured by the Russell 3000(R) Growth and Russell 3000(R) Value Indices(3). Interestingly, growth stocks did finally dethrone value stocks in the second quarter, but not by enough to alter the six-month bias favoring the value style.

PERFORMANCE REVIEW
For the six months ended June 30, 2001, the MainStay VP Indexed Equity Portfolio returned -6.81%. The Portfolio outperformed the -6.86% return of the average Lipper(4) Variable Products S&P 500(R) Index Objective Portfolio and underperformed the -6.70% return of the S&P 500(R) Index over the same period. Investors should expect the Portfolio to lag the S&P 500(R) Index somewhat, since the Portfolio incurs real-world expenses that a hypothetical index investment does not.

KEY INDUSTRIES AND SECURITIES
The industries that provided the greatest positive contribution to the return of the S&P 500(R) Index for the first half of 2001, taking both total returns and weightings into account, were computer software and services, entertainment, money centers, retail stores, and long-distance telecommunications. On the basis of total return alone, the leading industry was office equipment and supplies, followed by companies in engineering and construction, auto parts and equipment, toys, and entertainment.

Taking both returns and weightings into account, the companies that made the greatest positive contributions to the return of the S&P 500(R) Index included Microsoft (+68.3%), AOL Time Warner (+52.3%), IBM (+32.9%), Bank of America (+30.9%), and Dell Computer (+50.0%). On the basis of total return alone, the best-performing companies were J.C. Penney (+142.4%), Compuware (+123.8%), Kmart (+115.9%), Best Buy (+114.9%), and Advanced Micro Devices (+109.1%).

Electronics, health care, computer systems, drugs, and communications were the industries with the greatest negative impact on the return of the Index, taking both total returns and weightings into account. The five companies with the greatest negative impact on the Index, taking both weightings and total returns into account, were Oracle (-34.6%), Merck (-31.7%), Nortel Networks (-71.7%), EMC (-55.3%), and Cisco Systems (-52.4%). Measured by total return alone, the worst performers in the S&P 500(R) Index over the reporting period were Applera-Applied Biosystem Group (-71.6%), Nortel Networks (-71.7%), Applied Micro Circuits (-77.1%), Palm (-78.6%), and Network Appliances (-78.7%).

Standard & Poor's adjusts the constituents of the Index periodically, usually as a result of corporate actions, such as mergers, acquisitions, spin-offs and similar events. S&P 500(R) Index additions and deletions were rather moderate with only 13 changes throughout the semi-annual period, following a record number of 58 changes for the year 2000.

LOOKING AHEAD
The Federal Reserve reduced the targeted federal funds rate six times during the first six months of 2001. The U.S. equity markets responded favorably to this easing campaign, especially rallying after the surprise intermeeting rate cuts in January and April. The notion that it will take approximately six months to a year for these interest rate cuts to tangibly benefit the corporate bottom line has given investors reason for guarded optimism and thus some impetus to return, albeit cautiously, to the equity markets.

Whether the positive equity market performance seen in the second quarter of the year can be sustained remains to be seen, as investors appear to be pinning most of their hopes on improved corporate profitability and earnings between the end of this year and the middle of 2002.

As index investors, we do not evaluate or respond to changing economic and market conditions or concern ourselves with market psychology. Whatever the markets or the economy may bring, the Portfolio will continue to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500(R) Index.

Jefferson C. Boyce
Stephen B. Killian
Portfolio Managers
New York Life Investment Management LLC

(1) "Standard and Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investment Management LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation and Standard & Poor's makes no representation regarding the advisability of purchasing the product. The S&P 500 is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(2) The NASDAQ Composite Index(R) is an unmanaged, market-value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. An investment cannot be made directly into an index.
(3) The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000(R) Growth Index is an unmanaged index that measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on market capitalization. An investment cannot be made directly into an index.
(4) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP AMERICAN CENTURY INCOME & GROWTH PORTFOLIO(1)

PORTFOLIO PERFORMANCE
For the period ending June 30, 2001, the MainStay VP American Century Income & Growth Portfolio returned -4.06%, holding its value better than the -6.70% return of the S&P 500(R)(2). The Portfolio underperformed the -2.59% return of the average Lipper(3) Variable Products Growth & Income Portfolio for the same period.

Because we invest in many of the stocks in the S&P 500(R), the Portfolio declined with the Index, but our value orientation and our mid-cap holdings helped limit the Portfolio's losses. The market seems to be steadily drifting away from its narrow focus on gigantic, technology-related stocks that dominated the late 1990s and early 2000. We benefited from that change because it plays to the Portfolio's strengths that it normally holds more than 250 companies in diverse industries, with a slight tilt toward value-oriented stocks. We also select from a larger universe of stocks than the S&P 500(R), which includes medium-sized companies. As smaller stocks outperformed larger stocks, and value beat growth, the Portfolio outperformed the S&P 500(R).

In comparison to the S&P 500(R), the Portfolio experienced success in the energy sector. A stable of energy stocks combined for a gain, while the S&P 500(R)'s energy weighting fell. Two of the Portfolio's biggest overweightings relative to the S&P 500(R) were the integrated oil and gas companies Occidental Petroleum (+12% during the six months) and Kerr-McGee (unchanged). We also overweighted Chevron (+9%) and Amerada Hess (+11%).

The Portfolio also benefited from the wave of merger and acquisition activity that swept through the energy sector. We were overweighted in Ultramar Diamond Shamrock (+55%), a gas refiner, because we thought its shares were relatively undervalued. Apparently, so did Valero -- they bought Ultramar Diamond Shamrock at a healthy premium. The Portfolio also avoided some losses by not holding Enron (-41%), a natural gas company in the S&P 500(R), whose shares declined with natural gas prices and the company's legal battles in California courts, generating significant excess return for the Portfolio relative to the S&P 500(R).

PORTFOLIO POSITIONS
When we say "overweighted" or "underweighted" we mean the Portfolio held slightly more (overweighted) or slightly less (underweighted) of a particular stock, compared with the S&P 500(R). We try to beat the return of the S&P 500(R) by choosing favorable overweights and underweights, based on how we think a certain stock will perform relative to its industry and the S&P 500(R).

We find these stocks through a computer model that incorporates both growth and value characteristics. The model helps us rank the attractiveness of individual stocks and determine where we want our overweights and underweights. It's also worth noting that we believe these underweights and overweights are fairly modest. One of the hallmarks of our disciplined investment approach is that we don't take high risks on industries or individual stocks. We also use risk controls that attempt to insure that the Portfolio's return won't stray too far from that of the S&P 500(R).

Another two of our biggest overweightings were financial companies -- Citigroup, the diversified financial services company, and Loews, the insurance company. Let's start with Citigroup (+4%) because that stock was part of a larger theme in the Portfolio. We generally overweighted big banks with diversified financial businesses like Bank of America (+34%) and FleetBoston (+7%), while underweighting a couple of firms that rely heavily on equity trading and underwriting like Charles Schwab (-44%) and Merrill Lynch (-13%). We liked that risk/return tradeoff because the big banks derive revenue from a variety of businesses -- banking, securities trading, personal finance, and underwriting to name a few. We also thought Charles Schwab and Merrill Lynch would suffer from the decline in trading volume and the almost non-existent market for new stock offerings.

By investing in the big banks, we spread the Portfolio's risk over a wide range of businesses and paid what we thought was a reasonable price for their earnings growth. That positioning gave the Portfolio a big advantage over the S&P 500(R), as shares of several equity-dependent companies plummeted and big banks generally rose.

We overweighted Loews (+25%), an insurance and tobacco company, mainly because the stock seemed unreasonably cheap. Last year, the stock was trading at a price of five times earnings, which was a deep discount compared with the broader market. Loews also paid an attractive dividend, and so far this year the prospects for its tobacco and insurance operations have improved. During the period, the company also split its stock and increased its dividend payment by 10%. The market responded to those changes by bidding up the values of Loews stock, thus boosting the Portfolio's return.

We also underweighted American International Group (-14%) because its valuation looked unattractive -- that helped when the company was unable to execute its high-growth strategy, sending its stock price down.

Three mid-cap financial companies, Metris (+28%), AmeriCredit (+91%), and UnionBanCal (+42%) boosted returns, as did the biotech company IVAX (+27%). Silicon Valley Bancshares (-36%) turned out to be a misstep, as did some of our telecommunications-related mid-cap holdings, but overall, our selection of mid-cap stocks contributed a great deal to the Portfolio's outperformance of the S&P 500(R).

Tech stocks were responsible for the majority of the Portfolio's negative return, as they plummeted during the six months. The Portfolio's value orientation led to a slight underweight of the sector relative to the S&P 500(R) because tech stock prices were extremely high, especially in light of the swift deterioration in their business fundamentals. The underweighting at the sector level helped in the first quarter when techs fell, but hurt in the second quarter when they rebounded.

Our tech stock picks posted mixed results. The good news was that we entirely avoided telecommunications equipment makers like Lucent Technologies (-54%) and Tellabs (-66%) in addition to underweighting other equipment makers like Nortel (-72%) and Cisco (-52%). That contributed to the Portfolio's strong performance relative to the S&P 500(R).

The bad news was that underweighted positions in IBM (+33%) and Microsoft (+68%) offset some of the benefit of underweighting the electrical equipment makers. IBM proved to be more immune to the tech slowdown than many other companies. Microsoft benefited from the perception that a break-up of the company was less likely to be aggressively pursued under the Bush administration. IBM and Microsoft are two of the Portfolio's top ten holdings, so when they rallied, the Portfolio benefited, just not as much as the S&P 500(R). In addition, we have steadily added to our positions in those two companies as they've become a larger percentage of the overall index.

Health care stocks fell sharply. We held an underweighted position in the sector. That helped because the sector fell quite a bit farther than the overall S&P 500(R) Index. However, some of the health care stocks we chose didn't hold up as well in the downturn.

A couple of our biggest overweightings in health care, the health-management organization CIGNA (-27%) and drug-maker Merck (-31%), both were sold off when they reported weaker-than-expected financial results. That hurt the Portfolio, but an underweighted position at the sector level, part of which included avoiding plummeting Applera shares (-72%), helped offset the poor performance of other stock selections.

In addition, the Portfolio had some success with department stores. With same-store sales declining, we were pretty certain some of the big stores would take a hit. As a result, we overweighted Sears (+23%) because its shares were relatively cheap, and income from their credit card operations could make up for sluggish sales. Also, we underweighted Wal-Mart (-8%) because we thought its shares were too expensive. Those positions worked out well for the Portfolio.

LOOKING AHEAD
We believe the economic rebound will probably be rocky at best, causing more volatility in the financial markets. The economy has been sputtering and there's a great deal of debate among market participants about whether or not interest rate and tax cuts will come in time to avoid a recession. We think the eventual recovery is still a ways off, but we're portfolio managers, not economists. Whatever the scenario, we will continue the Portfolio's value orientation and broad diversification, coupled with our disciplined quantitative process and risk controls, in the months ahead.

Kurt Borgwardt
John Schneidwind
Portfolio Managers
American Century Investment Management, Inc.

(1) MainStay VP American Century Income & Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. American Century Investment Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

(3) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the Portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP DREYFUS LARGE COMPANY VALUE PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
During the Portfolio's semi-annual period ended June 30, 2001, the broad stock market continued to be volatile, but appeared to have potentially bottomed in early April. Value stocks helped to preserve capital during this period and were significantly less volatile than other investment styles. The value investment style has decidedly outperformed the growth style over the last six months.

The MainStay VP Dreyfus Large Company Value Portfolio returned -3.07% during the semi-annual period. The Portfolio's benchmark, the Russell 1000(R) Value Index(2), returned -1.26%.

Sector allocation was a positive contributor to relative returns, while security selection was a negative contributor. On an absolute basis, technology and basic materials delivered the greatest positive returns, while transportation and health care experienced the greatest negative returns. On a relative basis, technology had the best performance, with both favorable overweighting and strong security selection. Financials had the weakest relative performance, largely due to the market's preference for smaller financial stocks during the period.

PORTFOLIO MANAGEMENT DECISIONS
The best performing security in the Portfolio during the semi-annual period in terms of absolute return was IBM, the diversified technology company. The security averaged 1.60% of assets during the period, significantly overweighted versus the benchmark index, resulting in a positive contribution to relative returns as well. IBM attracted investors during the period because of its defensive characteristics: diversified lines of business and consistent returns.

The poorest performing security in the Portfolio during the semi-annual period in absolute return terms was Bristol-Myers Squibb, the pharmaceutical company. The security averaged 1.80% of assets during the period, a significant overweighting versus the benchmark index. This resulted in a negative contribution to relative returns as well. Bristol-Myers Squibb suffered from overall weakness in the health care sector, as investors favored securities more leveraged to a potentially improving economy.

There were numerous purchases during the period, many of these either adjusting the relative weights of existing security holdings, or investing the cash additions made to the Portfolio.

The most significant purchase in terms of contribution to return during the period was TXU, formerly known as Texas Utilities. This electric utility benefited from the surge in the prices for various forms of energy, and from management's efforts to restructure its asset base.

There were two securities tied for most significant sale in terms of impact on the Portfolio during the period: Lucent Technologies and Apple Computer. Both are technology companies: Lucent Technologies is telecommunications focused and Apple Computer is personal computer focused. Both stocks were effective trades in the Portfolio, owned for relatively short periods of time, but long enough to make equally significant contributions to return when sold. Both stocks were bought on the anticipation of specific catalysts that subsequently occurred. The stock prices reacted so significantly that quick sales were made, capturing significant contributions to return.

SECTOR WEIGHTING CHANGES
Changes in sector weights during the semi-annual period included reducing technology exposures while increasing the basic material, communication services, consumer cyclical and consumer staples sectors. Although technology performed better this period than in the prior six months, we believed that the risk level remained high and, indeed, stock price volatility in the sector was extreme. Basic materials and consumer cyclicals were emphasized due to the economic sensitivity inherent in these sectors. We believed that the market would begin to discount an eventual economic recovery and reflect it in these sectors. Indeed, these were two of the best performing sectors during the period. Communication services and consumer staples are two defensive and particularly inexpensive sectors that we believed would benefit if the economy remained weak. While the Portfolio's investments in both sectors modestly underperformed the benchmark, we believe that portfolio risk was reduced.

Significant overweights (greater than 100 basis points versus the benchmark index) at the end of the period were the health care, consumer staples and basic material sectors. Health care and consumer staples are primarily bottom up overweights, with a number of individual securities expected to outperform the benchmark index. Further, both are defensive sectors for an uncertain market and economic environment. The basic materials sector, on the other hand, is a play on an eventual economic recovery.

Significant underweights (greater than 100 basis points versus the benchmark index) at the end of the period were the technology and utility sectors. Many technology companies continue to carry high valuations and earnings risk. Utilities carry the risk of lower energy prices, restrained demand, and a slower pace of deregulation.

LOOKING AHEAD AND MISCELLANEOUS
The MainStay VP Dreyfus Large Company Value Portfolio specializes in value stocks with market capitalizations greater than $900 million. As of June 30, 2001, almost all holdings have market capitalizations greater than $5 billion. Our strategy is to have exposure to every economic sector, with weights not too dissimilar from the sector weights of the Russell 1000(R) Value Index, the Portfolio's benchmark. The Portfolio, therefore, is engineered to provide potentially low volatility of returns relative to this benchmark index. Most investment professionals equate low volatility of returns with low risk. In this sense, the Portfolio seeks to be a conservatively managed, value stock portfolio.

The value style of investing was generally out-of-favor with investors for a number of years until mid-year 2000. We believe that both economic and market conditions are favorable for a continuation of outperformance for the value investment style going forward. Today's stock market is paying close attention to the price paid for securities. Currently, many value stocks are experiencing strong earnings growth relative to many "growth" stocks. Further, the valuation gap between growth stocks and value stocks remains near an historic extreme. Finally, value stocks are often the first to benefit from an economic recovery, which we believe is at hand.

We see value in all sectors of the stock market.

Valerie J. Sill
The Dreyfus Corporation

(1) MainStay VP Dreyfus Large Company Value Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. The Dreyfus Corporation serves as sub-advisor to this Portfolio.
(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses. An investment cannot be made directly into an index.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the states period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP EAGLE ASSET MANAGEMENT GROWTH EQUITY PORTFOLIO(1)

MARKET & PORTFOLIO OVERVIEW
In the first half of the year, we witnessed sluggish demand, an inventory correction, job cuts, corporate earnings warnings and a general deceleration of economic growth. The Federal Reserve, however, is now in an easing mode, having cut rates six times since the beginning of the year and thereby bringing the federal funds rate down to levels not seen in years. In addition, President Bush lowered marginal tax rates and is attempting to stimulate the economy through a one-time tax rebate.

For the six months ending June 30, 2001, the Portfolio declined 10.33% which, while trailing the S&P 500(R) Index(2) which was down 6.70%, was better than the return of either of the most widely recognized large cap growth benchmarks: the Russell 1000(R) Growth Index(3) which was down 14.24% and the S&P 500(R)/Barra Growth Index(4) which was down 11.04%. The Portfolio outperformed the average Lipper(5) Variable Products Growth Portfolio, which returned -10.51% for the first half of 2001.

PORTFOLIO MANAGEMENT DECISIONS
Throughout the first half of 2001, we continued to strategically position the Portfolio by being overweighted in steady growth companies in traditionally defensive sectors such as the consumer sector. This decision bolstered performance for the period, thanks to the amazing resiliency of the American consumer. AOL Time Warner, a communications and media company, and International Game Technology, a casino and gambling company, were some of the best performers in this sector, while brewing company Adolph Coors and household products company Procter & Gamble lagged the group.

We remain moderately overweighted in the financial services sector. In the face of an easing Federal Reserve, we believe earnings prospects are still relatively good for many banks and financial companies. Citigroup, a diversified financial services provider, and Lehman Brothers, a securities and brokerage firm, performed well during the first half of 2001. Lehman Brothers holds a prominent position as one of the leading fixed-income franchises in the world, providing stability during the volatile equity markets of late. Diversified financial services provider American Express and multi-line insurance provider American International Group lagged during the first half of the year.

The Portfolio was negatively impacted by our technology and health care holdings, as earnings issues continued to plague many of the industry leaders in these sectors. Unfortunately, positive returns from Dell Computer, Microsoft and Baxter International (a biotechnology research and production company) were not enough to offset negative returns from communications technology companies Cisco Systems and EMC, and pharmaceutical manufacturers Merck, Pfizer and Pharmacia.

We recently made a few relatively minor adjustments to the Portfolio by adding positions in two semiconductor companies, LSI Logic and National Semiconductor. We believe the semiconductor cycle has virtually hit bottom and that, at current valuations, both stocks have substantial upside potential with limited downside risk when the semiconductor cycle recovers. We also liquidated our position in Motorola during the period, as poor technological decisions left the company shedding solid businesses and cutting jobs to lower costs. In the consumer sector, Gemstar-TV Guide was added during the first half of the year. The company is a leading provider of print, television and online program guides, and licenses technologies that simplify and enhance consumers' use of electronic products such as TVs, VCRs and e-books.

LOOKING AHEAD AND MISCELLANEOUS
In our view, the market backdrop is slightly more positive today than it was a year ago. While we expect continued volatility in the near-term, we believe that a recovery in the U.S. equity markets is not far off because of the decisive actions taken by the Fed in cutting interest rates, the continued strength in consumer spending, easier earnings comparisons going forward and falling energy prices. Our advice to investors is to stay the course. We believe that now is a terrific time to buy great growth companies at compelling prices that may have the potential to reward those long-term investors who had the foresight to recognize this opportunity.

Ashi Parikh
Portfolio Manager
Eagle Asset Management, Inc.

(1) MainStay VP Eagle Asset Management Growth Equity Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Eagle Asset Management, Inc. serves as sub-advisor to this Portfolio.
(2) "Standard & Poor's 500 Composite Stock Price Index(R)" and "S&P 500(R)" are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index considered generally representative of the U.S. stock market. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.
(3) Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. An investment cannot be made directly into an index.
(4) S&P 500(R)/Barra Growth Index contains companies with high price-to-book ratios. An investment cannot be made directly into an index.
(5) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the stated period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

MAINSTAY VP LORD ABBETT DEVELOPING GROWTH PORTFOLIO(1)

MARKET OVERVIEW
Despite the accommodative monetary stimulus initiated by the Federal Reserve (the Fed), the small-cap growth sector remained quite volatile during the period. Investors continued to struggle with an ongoing string of earnings disappointments and the overall cooling of the U.S. economy. While the Fed has acted aggressively, its actions are limited because too much monetary stimulus jeopardizes its mandate to promote price stability. Additionally, the effects of monetary stimulus often take at least two quarters to improve the economy. In the interim, the unemployment rate crept higher, as many companies were forced to lay off workers in response to cyclical earnings disappointments. While most of the headline announcements on earnings reports or warnings came from large-cap companies, the trickle down effect negatively impacted many small-cap growth companies across all sectors.

PORTFOLIO REVIEW
For the six months ended June 30, 2001, the Portfolio returned -4.28%, underperforming the 1.31% return of the average Lipper(2) Variable Products Small-Cap Portfolio and the 0.16% return of the Russell 2000(R) Growth Index(3) over the same period. Our underperformance versus the Russell 2000(R) Growth Index could be attributed, in part, to the impressive gains seen by the Index's smallest issues, many of which fall beneath the range of our investment guidelines.

Although many market sectors across the Index experienced poor performance during the first quarter of 2001, the stocks of technology companies initially saw the most significant declines. Because of our concerns over technology valuations, the Portfolio was underweighted in the technology sector relative to the Index, which somewhat helped performance. Overall, the portfolio holdings that declined the most in value did so primarily due to lower reported earnings. The stronger performing companies during the quarter were those thought to be relatively impervious to an economic downturn. For example, one area perceived to be recession resistant is education and training. Examples of such holdings in the portfolio include small companies involved in temporary staffing and accounts receivable management. These are some of the types of opportunities that may be more successful in a difficult economic environment. Additionally, the health care sector was one of the more "defensive" areas that provided some healthy gains in select company stocks. Careful stock selection has been the key to success in this sector.

For the first time in almost six quarters, most market sectors across the Index experienced positive performance during the second quarter of 2001, including the beleaguered technology and telecommunications areas. However, due to our ongoing short-term concerns over valuations and future earnings in these two sectors, the Portfolio was slightly underweighted relative to the Index. But due to good stock selection, the Portfolio performed somewhat better than the Index in these areas for the quarter. On the whole, our holdings in companies involved in health care proved to be the portfolio's most prolific area. Although we were underweighted in the sector versus the Index, our strong stock selection, particularly in health care services companies, generated healthy gains that aided performance. As one of the more defensive, non-cyclical areas of the portfolio, our health care holdings have proved to be reliable standbys during this period of economic uncertainty. Performance for many of our holdings in the consumer discretionary sector held back the portfolio somewhat. The retail sector once again provided mixed results during the quarter, generating some of the largest gains and deepest losses. Rising costs, slowing consumer demand and seasonal weakness stifled some of our key retail apparel holdings. However, some of the Portfolio's consumer electronics holdings managed to perform well. Although the Portfolio benefited from its technology holdings in the second quarter, it wasn't altogether immune to difficulties in the sector. Companies involved in computer hardware (e.g., semiconductors and capital equipment) declined the most in value, primarily due to lower reported earnings and a sharp slowdown in business conditions.

OUTLOOK
Going forward, we anticipate building incremental positions in select companies in the energy, home building and education services sectors. We believe there may be a sustained demand for energy and the infrastructure of the energy industry, and we will look for unique opportunities within those industries. Our research indicates that the home building industry continues to be in a period of secular growth due to an overall shortage in housing across the country. However, we believe the excessive housing prices in the coastal areas are unsustainable and that the markets in the center of the U.S. offer better value. Additionally, with the affordability of mortgages and the prospect of further Fed rate cuts, we believe this to be a promising area from an interest rate standpoint. Education spending has become a hot topic for President Bush. We believe his accommodative platform portends a period of strong growth and ample demand for education services companies.

Bracing for the summer slowdown, we will look to reduce our exposure to stocks of consumer discretionary companies that may see waning seasonal or cyclical demand. We have also begun to take profits in selected health care services and consumer electronics companies whose valuations now appear to fully discount their prospects for growth. While we remain cautious on technology and capital equipment related to technology, we plan to maintain our selective exposure to these areas. We believe that, in the near term, downward earnings revisions and negative sentiment will continue to weigh on the markets. However, as inventories are reduced and liquidity improves, opportunities for small-cap growth companies that have relatively attractive valuations and solid business models should become apparent.

Small-cap investors have cause for optimism based on several factors: first, a lower interest-rate environment can make it easier for small companies to finance growth, which in turn can boost their ability to grow profits. Second, the strength of the U.S. dollar bodes particularly well for U.S. small companies, since the majority of them concentrate on domestic business and can therefore avoid issues stemming from depreciated currency translations. Third, while the U.S. economy may not yet have responded to monetary stimuli and is no longer experiencing a euphoric outlook for GDP growth, development of new products, needed services and sectors with special characteristics remains positive. Finally, President Bush's approved tax cut creates a potential consumer spending windfall that may favor small-cap companies.

Stephen McGruder
Senior Portfolio Manager
Lord, Abbett & Co.

(1) MainStay VP Lord Abbett Developing Growth Portfolio is a Portfolio of the MainStay VP Series Fund, Inc. Lord, Abbett & Co. serves as sub-advisor to this Portfolio.
(2) The Lipper Variable Insurance Products Performance Analysis Service (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with capital gains and dividends reinvested. Results do not reflect any deduction of sales charges.
(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The index does not reflect fees or expenses. An investment cannot be made directly into an index.

The Portfolio is actively managed and subject to change.

The Portfolio invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Portfolio performance. The Portfolio may invest up to 10% of net assets in foreign securities. Securities markets of foreign countries in which the Portfolio may invest generally are not subject to the same degree of regulations and may be more volatile and less liquid than the major U.S. markets. Foreign investments may also be subject to currency exposure.

Included in the total returns is the reinvestment of all distributions at net asset value and the change in share price for the states period. Total returns for the Portfolio shown indicate past performance and are not indicative of future results. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than their original cost. These results do not reflect any deduction of sales charges, mortality and expense charges, contract charges, or administrative charges. Please refer to the Performance Summary for returns reflective of these charges.

The preceding information has not been audited.

Not all investment divisions are available under all policies.

                                    GLOSSARY

AGENCY SECURITIES: Bonds issued by government-sponsored agencies and federally related institutions.

ALLOCATION: An investment technique that diversifies a portfolio among different types of assets such as stocks, bonds, cash equivalents, precious metals, real estate and collectibles.

ASSET-BACKED SECURITIES: Securities backed by loan paper, receivables, or an anticipated income stream from the sale of merchandise or services. The securities are generally originated by banks, credit card companies, or other providers of credit and often "enhanced" by a bank letter of credit or by insurance from an institution other than the issuer.

BASIS POINT: One hundredth of one percent in the yield of an investment, i.e., 100 basis points equals 1%.

BLUE CHIP: Stocks of companies known for their long-established record of earning profits and paying dividends. Blue chips tend to be large, stable and well known.

BOTTOM-UP INVESTING: Security selection based on the specific fundamental merits of individual issues. The opposite of "top-down" investing, which starts with general economic trends, compares market sectors, and uses relative security values to narrow the range of issues to examine.

BUSTED CONVERT: A convertible security that trades like a regular income instrument because the price of the common stock to which the security converts has dropped to a level that renders the convertible feature valueless.

COLLATERALIZED SECURITIES: Securities that require some kind of collateral, i.e. cash or assets.

COMMON STOCKS: Equity securities representing shares of ownership in a company and usually carrying voting rights and earning dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

CONVERTIBLE SECURITIES: Preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

CORRECTION: A downward movement in the price of an individual stock, bond, commodity, index or the stock market as a whole.

CYCLICALS: A security or stock that tends to rise quickly with economic upturns and fall quickly when the economy slows. Examples are housing, steel, automobiles, and paper. Noncyclical industries, such as food, insurance, and pharmaceuticals, are likely to have more consistent performance regardless of economic changes.

DEBENTURE: A promissory note backed by the general credit of a company and usually not secured by any specific collateral, such as a mortgage or property.

DEFENSIVE: Stocks with investment returns that do not tend to decline as much as the market in general in times when stock prices are falling. These include companies with earnings that tend to grow despite the business cycle, such as food and drug firms, or companies that pay relatively high dividends like utilities.

DISCIPLINED: An investment strategy that follows specific guidelines, procedures and rules in making decisions.

FEDERAL FUNDS RATE: The interest rate that banks charge each other for the use of federal funds. This rate is used for overnight loans to banks that need more cash to meet bank reserve requirements. It changes daily and is the most sensitive indicator of general interest rate trends. The rate is not set directly by the Federal Reserve, but fluctuates in response to changes in supply and demand for funds.

FEDERAL RESERVE BOARD (THE FED): The seven-member governing board of the Federal Reserve System, which is the central bank of the United States. The Board sets policies on reserve requirements, bank regulations, sets the discount rate, tightens or loosens the availability of credit in the economy and regulates the purchase of securities on margin.

FEDERAL RESERVE BANK: The central bank of the U.S. that sets monetary policy. The Federal Reserve oversees money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system. Also called the Fed.

FIXED-RATE INVESTMENTS: A security that pays a fixed rate of return. This usually refers to government, corporate or municipal bonds, which pay a fixed rate of interest until the bonds mature, and to preferred stock, paying a fixed dividend.

FLOATING RATE SECURITY: Debt instrument with a variable interest rate. It provides protection against rising interest rates, but pay lower yields than fixed rate notes of the same maturity. Also known as a floater.

FUNDAMENTAL ANALYSIS: Fundamental analysis asserts that a stock's price is determined by the future course of its earnings and dividends. The fundamental analyst tries to determine what the intrinsic value of a stock's underlying business is by looking at its financial statements and its competitive position within its industry.

HIGH-COUPON:  A bond that pays a high interest rate.

LARGE-CAP: A share of a large publicly traded corporation, typically with a total market capitalization of greater than $5 billion. (Also called large-cap stocks, large-caps and blue chips.) Because of their size, large-caps tend to grow more slowly than small-cap stocks, but they also tend to be much more stable.

LIQUIDITY: Securities are said to be liquid when they can be easily bought or sold in large volume without substantially affecting their price. Some securities, such as private placements or stocks that have few shares outstanding are considered illiquid either because there are few market participants interested in buying or selling the securities or because purchases and sales may cause wide price swings.

LOCAL CURRENCY TERMS: Returns expressed in local currency terms show what investors using that currency would have earned, without any adjustment for differences in currency values. Returns expressed in U.S. dollar terms reflect any differences in the relative value of the local currency and the U.S. dollar.

LONG-TERM BOND: Treasury bonds with maturities of more than 10 years; corporate bonds with maturities more than 15 years. Long-term bonds pay higher yields but have greater inflation and credit risk.

MARKET CAPITALIZATION: The total market value of a company or stock. Market capitalization is calculated by multiplying the number of outstanding shares by their current market price. Investors generally divide the U.S. market into three basic market caps: large-cap, mid-cap and small-cap.

MONEY MARKET: A type of mutual fund that invests in stable, short-term securities. Money-market funds are easily convertible into cash and usually maintain an unchanged value of $1 a share, but they are not insured by the federal government.

MORTGAGE-BACKED SECURITIES: Securities representing interests in "pools" of mortgages in which principal and interest payments by the holders of underlying fixed- or adjustable-rate mortgages are, in effect, "passed through" to investors (net of fees paid to the issuer or guarantor of the securities).

OVERWEIGHT/UNDERWEIGHT: The proportion of a portfolio allocated to a specific security, market sector or country, i.e., a portfolio is said to be overweighed in a sector or country when that portion of the portfolio is greater than the sector's general relationship to the market as a whole, or is greater than the country's total equities relative to the international equity markets as a whole.

P/E RATIO: Price-to-earnings ratio. The price of a stock divided by its earnings per share.

POSITION:  An investor's stake in a particular security or market.

REIT: Real Estate Investment Trust, an organization similar to an investment company in some respects but concentrating its holdings in real estate investments. The yield is generally liberal since REITs are required to distribute as much as 90% of their income.

TIGHTEN/LOOSEN/EASE: When the Federal Reserve Board moves to raise interest rates, it is said to be "tightening" or making borrowing more expensive. When it moves to lower rates, it is said to be "loosening", "easing" or making borrowing more affordable.

TOTAL RETURN: The performance of an investment with all income and capital gains reinvested.

U.S. TREASURY DEBT: Debt incurred by the U.S. Treasury by way of selling U.S. Treasury bonds to the public.

VALUE-ORIENTED, VALUE INVESTING, VALUE APPROACH: A style of investing which looks for companies that have been overlooked or undervalued by the market, but with underlying sound fundamentals. Value investors typically buy stocks with high dividend yields, or ones that trade at a low price-to-earnings ratio (P/E) or low price-to-book ratio (P/B).

VOLATILITY: Fluctuations in the price of securities or markets, up or down, over a short period of time.

YIELD: The income per share (or current value of a security) paid to investors over a specified period of time. It is expressed as a percentage of the cost of the security, generally obtained by dividing the current market price for a stock or bond into the annual dividend or interest payment. As the price of a stock or bond declines, its yield rises. Mutual fund yields are expressed as a percentage of the fund's current price per share.

YIELD CURVE: This is a graph showing the yields for bonds of different maturities. When interest rates available from various short-, intermediate-, and long-term securities are plotted on a graph, the resulting line is known as a yield curve.

                                                   MAINSTAY VP SERIES FUND, INC.

                            OFFICERS AND DIRECTORS*
                        Richard M. Kernan, Jr., Chairman,
                          Chief Executive Officer and Director
                        Anne F. Pollack, President,
                          Chief Administrative Officer and Director
                        Michael J. Drabb, Director
                        Jill Feinberg, Director
                        Daniel Herrick, Director
                        Robert D. Rock, Director and Vice President
                        Roman L. Weil, Director
                        John A. Weisser, Director
                        Richard W. Zuccaro, Tax Vice President
                        Patrick J. Farrell, Treasurer, Chief Financial and Accounting Officer
                        Robert A. Anselmi, Secretary
                        Richard D. Levy, Controller

                               INVESTMENT ADVISER
                        New York Life Investment Management LLC

                                 ADMINISTRATOR
                        New York Life Investment Management LLC

                                   CUSTODIANS
                        The Bank of New York
                        The Chase Manhattan Bank, N.A.

                            INDEPENDENT ACCOUNTANTS
                        PricewaterhouseCoopers LLP

* As of June 30, 2001.

Not all investment divisions are available under all policies.

The financial information included herein is taken from the records of the Funds without examination by the Funds' independent accountants, who do not express an opinion thereon.

CAPITAL APPRECIATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


COMMON STOCKS (96.7%)+
                                    SHARES          VALUE
                                  ------------------------
BANKS (2.9%)
FleetBoston Financial Corp. ....      379,000   $   14,951,550
Mellon Financial Corp. .........      355,500       16,353,000
Washington Mutual, Inc. ........      304,300       11,426,465
                                                --------------
                                                    42,731,015
                                                --------------
BROADCAST/MEDIA (2.3%)
Clear Channel Communications,
 Inc. (a).......................      540,588       33,894,867
                                                --------------
COMMUNICATIONS--EQUIPMENT (2.7%)
Cisco Systems, Inc. (a).........    1,392,500       25,343,500
Corning, Inc. ..................      419,500        7,009,845
Nokia Corp. PLC ADR (b).........      397,700        8,765,308
                                                --------------
                                                    41,118,653
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.4%)
Electronic Data Systems
 Corp. .........................      124,300        7,768,750
Microsoft Corp. (a).............      754,600       55,085,800
Oracle Corp. (a)................    1,757,500       33,392,500
                                                --------------
                                                    96,247,050
                                                --------------
COMPUTER SYSTEMS (3.0%)
EMC Corp. (a)...................      557,800       16,204,090
Sun Microsystems, Inc. (a)......    1,862,700       29,281,644
                                                --------------
                                                    45,485,734
                                                --------------
ELECTRIC POWER COMPANIES (2.5%)
AES Corp. (The) (a).............      880,800       37,918,440
                                                --------------
ELECTRICAL EQUIPMENT (3.8%)
General Electric Co. ...........    1,152,200       56,169,750
                                                --------------
ELECTRONICS--SEMICONDUCTORS (4.8%)
Advanced Micro Devices, Inc.
 (a)............................      331,900        9,585,272
Analog Devices, Inc. (a)........      429,000       18,554,250
Intel Corp. ....................      911,400       26,658,450
Texas Instruments Inc. .........      556,100       17,517,150
                                                --------------
                                                    72,315,122
                                                --------------
ENTERTAINMENT (5.1%)
AOL Time Warner Inc. (a)........      849,550       45,026,150
Viacom, Inc. Class B (a)........      616,859       31,922,453
                                                --------------
                                                    76,948,603
                                                --------------
FINANCE (6.0%)
Citigroup Inc. .................      938,362       49,583,048
Fannie Mae......................      280,100       23,850,515
MBNA Corp. .....................      481,700       15,872,015
                                                --------------
                                                    89,305,578
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.9%)
Cardinal Health, Inc. ..........      197,100       13,599,900
                                                --------------

                                    SHARES          VALUE
                                  ------------------------

HEALTH CARE--DRUGS (5.8%)
Andrx Group (a).................       72,000   $    5,544,000
Elan Corp., PLC ADR (a)(b)......      125,200        7,637,200
IVAX Corp. (a)..................      473,375       18,461,625
King Pharmaceuticals, Inc.
 (a) ...........................      135,000        7,256,250
Merck & Co., Inc. ..............      203,100       12,980,121
Pfizer, Inc. ...................      886,900       35,520,345
                                                --------------
                                                    87,399,541
                                                --------------
HEALTH CARE--HMOs (2.7%)
UnitedHealth Group Inc. ........      648,100       40,020,175
                                                --------------
HEALTH CARE--MEDICAL
 PRODUCTS (4.8%)
Baxter International Inc. ......      829,000       40,621,000
Medtronic, Inc. ................      679,500       31,263,795
                                                --------------
                                                    71,884,795
                                                --------------
HEALTH CARE--MISCELLANEOUS (5.5%)
Allergan, Inc. .................      300,900       25,726,950
Amgen Inc. (a)..................      503,400       30,546,312
Bristol-Myers Squibb Co. .......      341,500       17,860,450
HCA-The Healthcare Co. .........      174,700        7,894,693
                                                --------------
                                                    82,028,405
                                                --------------
HOUSEHOLD PRODUCTS (3.6%)
Colgate-Palmolive Co. ..........      524,200       30,922,558
Kimberly-Clark Corp. ...........      406,100       22,700,990
                                                --------------
                                                    53,623,548
                                                --------------
INDEPENDENT POWER PRODUCER (0.7%)
Calpine Corp. (a)...............      280,000       10,584,000
                                                --------------
INSURANCE (4.1%)
American International Group,
 Inc. ..........................      441,042       37,929,612
Marsh & McLennan Cos., Inc. ....      233,000       23,533,000
                                                --------------
                                                    61,462,612
                                                --------------
INVESTMENT BANK/BROKERAGE (1.0%)
Goldman Sachs Group, Inc.
 (The)..........................      168,400       14,448,720
                                                --------------
LEISURE TIME (3.5%)
Harley-Davidson, Inc. ..........    1,126,700       53,045,036
                                                --------------
MANUFACTURING (4.8%)
Illinois Tool Works Inc. .......      113,600        7,190,880
Tyco International Ltd. ........    1,175,300       64,053,850
                                                --------------
                                                    71,244,730
                                                --------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (2.3%)
El Paso Corp. ..................      330,700       17,374,978
Enron Corp. ....................      357,500       17,517,500
                                                --------------
                                                    34,892,478
                                                --------------
OIL & GAS SERVICES (0.2%)
Transocean Sedco Forex Inc. ....       87,400        3,605,250
                                                --------------


------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES          VALUE
                                  ------------------------
PERSONAL LOANS (5.0%)
Household International,
 Inc. ..........................      686,600   $   45,796,220
Providian Financial Corp. ......      491,400       29,090,880
                                                --------------
                                                    74,887,100
                                                --------------
RETAIL (10.2%)
Bed Bath & Beyond Inc. (a)......    1,033,200       32,235,840
Best Buy Co., Inc. (a)..........      119,700        7,603,344
Costco Wholesale Corp. (a)......      208,400        8,561,072
CVS Corp. ......................      339,800       13,116,280
Home Depot, Inc. (The)..........      420,550       19,576,603
Kohl's Corp. (a)................      656,600       41,188,518
Lowe's Cos., Inc. ..............       98,000        7,109,900
Safeway Inc. (a)................      331,200       15,897,600
Staples, Inc. (a)...............      509,600        8,148,504
                                                --------------
                                                   153,437,661
                                                --------------
SPECIALIZED SERVICES (2.1%)
Omnicom Group Inc. .............      358,400       30,822,400
                                                --------------
Total Common Stocks
 (Cost $1,213,760,815)..........                 1,449,121,163
                                                --------------
SHORT-TERM INVESTMENTS (4.1%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (2.1%)
American Express Credit Corp.
 3.75%, due 7/6/01..............  $10,000,000        9,993,748
American General Corp.
 3.76%, due 7/6/01..............   15,000,000       14,990,597
Deutsche Bank Financial Inc.
 3.92%, due 7/2/01..............    7,000,000        6,998,474
                                                --------------
Total Commercial Paper
 (Cost $31,982,819).............                    31,982,819
                                                --------------

                                    SHARES          VALUE
                                  ------------------------
INVESTMENT COMPANY (2.0%)
Merrill Lynch Premier
 Institutional
 Fund...........................   29,249,630   $   29,249,630
                                                --------------
Total Investment Company
 (Cost $29,249,630).............                    29,249,630
                                                --------------
Total Short-Term Investments
 (Cost $61,232,449).............                    61,232,449
                                                --------------
Total Investments
 (Cost $1,274,993,264) (c)......        100.8%   1,510,353,612(d)
Liabilities in Excess of
 Cash and Other Assets..........         (0.8)     (12,045,403)
                                  -----------   --------------
Net Assets......................        100.0%  $1,498,308,209
                                  ===========   ==============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2001 net unrealized appreciation was $235,360,348, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $318,798,172 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $83,437,824.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,274,993,264).....   $1,510,353,612
Cash...................................              190
Receivables:
  Investment securities sold...........        3,035,000
  Fund shares sold.....................        1,907,721
  Dividends............................          922,847
                                          --------------
        Total assets...................    1,516,219,370
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......       16,560,279
  Adviser..............................          433,734
  Administrator........................          240,963
  Fund shares redeemed.................          149,449
  Custodian............................           50,017
  Directors............................               88
Accrued expenses.......................          476,631
                                          --------------
        Total liabilities..............       17,911,161
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,498,308,209
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share)
  200 million shares authorized........   $      586,433
Additional paid-in capital.............    1,318,179,146
Accumulated net investment loss........          (16,814)
Accumulated net realized loss on
  investments..........................      (55,800,904)
Net unrealized appreciation
  on investments.......................      235,360,348
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,498,308,209
                                          ==============
Shares of capital stock outstanding....       58,643,334
                                          ==============
Net asset value per share
  outstanding..........................   $        25.55
                                          ==============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a).........................   $   4,550,970
  Interest..............................         419,096
                                           -------------
        Total income....................       4,970,066
                                           -------------
Expenses:
  Advisory..............................       2,850,305
  Administration........................       1,583,503
  Shareholder communication.............         355,024
  Custodian.............................          79,097
  Professional..........................          63,085
  Directors.............................          29,043
  Miscellaneous.........................          26,823
                                           -------------
        Total expenses..................       4,986,880
                                           -------------
Net investment loss.....................         (16,814)
                                           -------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments........     (49,509,834)
Net change in unrealized appreciation
  on investments........................    (260,868,221)
                                           -------------
Net realized and unrealized loss
  on investments........................    (310,378,055)
                                           -------------
Net decrease in net assets resulting
  from operations.......................   $(310,394,869)
                                           =============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $13,288.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CAPITAL APPRECIATION PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                   2001             2000
                                                              ----------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment loss.......................................  $      (16,814)  $   (2,872,534)
  Net realized gain (loss) on investments...................     (49,509,834)      27,473,273
  Net change in unrealized appreciation on investments......    (260,868,221)    (242,233,899)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (310,394,869)    (217,633,160)
                                                              --------------   --------------
Distributions to shareholders:
  From net realized gain on investments.....................              --     (127,784,365)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     121,180,341      416,093,704
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................              --      127,784,365
                                                              --------------   --------------
                                                                 121,180,341      543,878,069
  Cost of shares redeemed...................................    (126,253,380)    (233,198,402)
                                                              --------------   --------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................      (5,073,039)     310,679,667
                                                              --------------   --------------
Net decrease in net assets..................................    (315,467,908)     (34,737,858)
NET ASSETS:
Beginning of period.........................................   1,813,776,117    1,848,513,975
                                                              --------------   --------------
End of period...............................................  $1,498,308,209   $1,813,776,117
                                                              ==============   ==============
Accumulated net investment loss at end of period............  $      (16,814)  $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                           SIX MONTHS
                                             ENDED
                                            JUNE 30,                        YEAR ENDED DECEMBER 31
                                             2001*           2000         1999         1998        1997        1996
                                           ----------------------------------------------------------------------
Net asset value at beginning of period...  $   30.81      $    36.98   $    30.61   $    22.39   $  18.39    $  15.49
                                           ----------     ----------   ----------   ----------   --------    --------
Net investment income (loss).............      (0.00)(a)(b)    (0.05)(a)    (0.02)(a)     0.03       0.00(b)     0.01
Net realized and unrealized gain (loss)
  on investments.........................      (5.26)          (3.73)        7.79         8.51       4.31        2.90
                                           ----------     ----------   ----------   ----------   --------    --------
Total from investment operations.........      (5.26)          (3.78)        7.77         8.54       4.31        2.91
                                           ----------     ----------   ----------   ----------   --------    --------
Less dividends and distributions:
  From net investment income.............         --              --           --        (0.03)     (0.00)(b)   (0.01)
  From net realized gain on
    investments..........................         --           (2.39)       (1.40)       (0.29)     (0.31)         --
                                           ----------     ----------   ----------   ----------   --------    --------
Total dividends and distributions........         --           (2.39)       (1.40)       (0.32)     (0.31)      (0.01)
                                           ----------     ----------   ----------   ----------   --------    --------
Net asset value at end of period.........  $   25.55      $    30.81   $    36.98   $    30.61   $  22.39    $  18.39
                                           ==========     ==========   ==========   ==========   ========    ========
Total investment return..................     (17.08%)(d)     (10.72%)      25.41%       38.14%     23.49%      18.75%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income (loss)...........      (0.00%)(c)+     (0.15%)      (0.05%)       0.11%      0.00%(c)    0.09%
  Net expenses...........................       0.63%+          0.63%        0.62%        0.64%      0.65%       0.73%
  Expenses (before reimbursement)........       0.63%+          0.63%        0.62%        0.64%      0.65%       0.75%
Portfolio turnover rate..................         25%             33%          37%          27%        34%         16%
Net assets at end of period (in 000's)...  $1,498,308     $1,813,776   $1,848,514   $1,236,864   $763,079    $503,622

------------
(a) Per share data based on average shares outstanding during the period.
(b) Less than one cent per share.
(c) Less than one-hundredth of a percent.
(d) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


SHORT-TERM INVESTMENTS (100.2%)+
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
ASSET-BACKED SECURITY (0.2%)
Ford Credit Auto Owner Trust
 Series 2001-A Class A2
 5.494%, due 10/15/01 (c).........  $  702,315   $    702,315
                                                 ------------
BANK NOTE (0.8%)
Bank of America NA
 4.34%, due 7/27/01 (b)(c)........   3,000,000      3,000,052
                                                 ------------
CERTIFICATES OF DEPOSIT (7.3%)
Bank of America Corp.
 3.94%, due 11/6/01 (c)...........   4,000,000      4,004,066
Bayerische Hypo-und Vereinsbank AG
 3.80%, due 9/11/01 (c)...........   4,000,000      3,999,997
Bayerische Landesbank
 5.17%, due 8/7/01 (c)............   3,000,000      3,000,054
Bayerische Landesbank Girozentrale
 4.64%, due 4/19/02 (c)...........   4,000,000      4,010,326
Bayerische Landesbank New York
 4.57%, due 10/2/01 (c)...........   4,000,000      4,000,194
Commerzbank AG New York
 6.825%, due 9/5/01 (c)...........   3,000,000      3,000,913
Lloyds TSB Bank PLC New York
 3.75%, due 12/17/01 (c)..........   4,000,000      4,002,546
                                                 ------------
                                                   26,018,096
                                                 ------------
COMMERCIAL PAPER (72.2%)
Abbey National North America
 3.75%, due 9/11/01...............   4,000,000      3,970,417
 4.60%, due 8/6/01................   3,000,000      2,986,583
ABN-AMRO North America Finance,
 Inc.
 3.82%, due 3/1/02................   4,000,000      3,897,284
 5.17%, due 7/18/01...............   3,000,000      2,993,107
AIG Funding, Inc.
 3.69%, due 9/17/01...............   4,000,000      3,968,430
 3.83%, due 8/2/01................   4,000,000      3,986,808
Allianz of America, Inc.
 3.95%, due 7/24/01...............   3,000,000      2,992,758
American Express Credit Corp.
 3.67%, due 3/11/02...............   3,000,000      2,922,930
 3.91%, due 7/26/01...............   4,000,000      3,989,573
 4.00%, due 7/13/01...............   3,000,000      2,996,333
 4.01%, due 7/10/01...............   4,000,000      3,996,436
American General Finance Corp.
 3.66%, due 12/28/01..............   2,625,000      2,577,229
 3.67%, due 7/19/01...............   4,000,000      3,993,068
 3.91%, due 7/25/01...............   4,000,000      3,990,008
 3.95%, due 7/17/01...............   3,100,000      3,094,898
ANZ (DE), Inc.
 3.70%, due 8/13/01...............   5,400,000      5,375,582
Atlantis One Funding Corp.
 3.64%, due 9/24/01 (a)...........   4,000,000      3,966,027

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------

COMMERCIAL PAPER (Continued)
BellSouth Corp.
 3.79%, due 8/17/01 (a)...........  $4,000,000   $  3,980,680
 3.80%, due 8/10/01 (a)...........   3,000,000      2,987,650
Caisse Centrale Desjardins du
 Quebec 4.67%, due 7/5/01.........   3,000,000      2,998,825
Chevron USA, Inc.
 3.71%, due 7/11/01...............   4,000,000      3,996,290
Commerzbank U.S. Finance, Inc.
 3.60%, due 9/7/01................   3,000,000      2,979,900
Deutsche Bank Financial, Inc.
 3.79%, due 8/3/01................   5,000,000      4,983,156
 5.15%, due 7/6/01................   2,200,000      2,198,741
 6.11%, due 8/30/01...............   2,500,000      2,474,966
Dexia Delaware LLC
 3.79%, due 9/5/01................   4,000,000      3,972,628
Ford Motor Credit Co.
 3.77%, due 8/14/01...............   3,000,000      2,986,491
 3.84%, due 8/8/01................   3,875,000      3,859,707
General Electric Capital Corp.
 3.68%, due 3/12/02...............   3,000,000      2,922,413
 4.10%, due 11/9/01...............   4,000,000      3,940,778
 4.20%, due 8/16/01...............   3,000,000      2,984,250
 4.49%, due 9/21/01...............   3,000,000      2,969,693
Goldman Sachs Group, Inc. (The)
 3.92%, due 8/9/01................   4,000,000      3,983,449
 4.40%, due 10/4/01...............   2,000,000      1,977,022
Halifax PLC
 3.66%, due 10/15/01..............   4,000,000      3,957,300
 3.70%, due 9/12/01...............   2,125,000      2,108,383
 3.90%, due 8/8/01................   3,500,000      3,484,320
Harvard University
 3.58%, due 9/20/01...............   4,000,000      3,968,178
 3.76%, due 9/7/01................   4,000,000      3,972,009
IBM Corp.
 3.68%, due 7/17/01...............   4,000,000      3,993,867
KFW International Finance, Inc.
 5.20%, due 7/9/01................   4,475,000      4,470,487
Lloyds TSB Bank PLC
 4.85%, due 7/6/01................   3,000,000      2,998,383
Metlife Funding, Inc.
 3.54%, due 9/27/01...............   4,100,000      4,064,925
 3.80%, due 7/13/01...............   3,575,000      3,570,849
Minnesota Mining & Manufacturing
 Co.
 3.73%, due 8/21/01...............   4,000,000      3,979,278
 3.83%, due 7/30/01...............   4,000,000      3,988,084
National Rural Utilities
 Cooperative Finance Corp.
 6.20%, due 7/20/01...............   2,000,000      1,993,800
Nationwide Building Society
 4.48%, due 9/19/01...............   3,000,000      2,970,507
 4.65%, due 7/3/01................   4,000,000      3,999,483
Pemex Capital Inc.
 3.98%, due 7/3/01................   1,475,000      1,474,837


------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM INVESTMENTS (CONTINUED)
                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------
COMMERCIAL PAPER (Continued)
Pfizer, Inc.
 3.67%, due 7/24/01...............  $4,000,000   $  3,991,029
Prudential Funding LLC
 3.58%, due 9/28/01 (a)...........   4,000,000      3,965,191
Quebec (Province of)
 4.73%, due 8/10/01...............   4,000,000      3,979,503
Receivables Capital Corp.
 4.25%, due 7/16/01 (a)...........   3,919,000      3,912,523
Rio Tinto America, Inc.
 3.91%, due 8/3/01 (a)............   3,500,000      3,487,836
 4.65%, due 7/5/01 (a)............   3,265,000      3,263,735
Salomon Smith Barney Holdings,
 Inc.
 3.82%, due 8/6/01................   4,000,000      3,985,144
Sanpaolo IMI U.S. Financial Co.
 4.27%, due 7/18/01...............   4,000,000      3,992,409
 4.61%, due 7/12/01...............   4,000,000      3,994,878
Santander Central Hispano Finance
 (Delaware), Inc.
 4.76%, due 9/6/01................   3,000,000      2,973,820
SBC Communications, Inc.
 3.65%, due 7/23/01 (a)...........   4,000,000      3,991,483
Societe Generale N.A., Inc.
 3.74%, due 9/7/01................   3,000,000      2,979,118
 4.62%, due 7/11/01...............   4,000,000      3,995,380
Svenska Handelsbanken, Inc.
 3.67%, due 8/20/01...............   2,325,000      2,313,386
 4.10%, due 10/22/01..............   4,000,000      3,948,978
 4.43%, due 10/9/01...............   4,000,000      3,951,270
Swiss Re Financial Products Corp.
 3.70%, due 11/9/01 (a)...........   3,325,000      3,280,574
 4.30%, due 7/2/01 (a)............   4,000,000      4,000,000
UBS Finance Delaware LLC
 4.00%, due 7/6/01................   4,000,000      3,998,222
 4.22%, due 7/18/01...............   4,000,000      3,992,498
Unilever Capital Corp.
 3.83%, due 7/23/01 (a)...........   4,000,000      3,991,063
United Parcel Service, Inc.
 4.50%, due 7/31/01...............   3,000,000      2,989,125
Verizon Global Funding Corp.
 3.92%, due 7/27/01 (a)...........   4,000,000      3,989,111
                                                 ------------
                                                  257,855,076
                                                 ------------
CORPORATE BONDS (2.8%)
Lilly (Eli) & Co.
 4.70%, due 3/22/02 (a)(c)........   3,000,000      3,000,000
Salomon Smith Barney Holdings,
 Inc.
 6.65%, due 7/15/01 (c)...........   4,000,000      4,002,298
Wells Fargo & Co.
 4.09%, due 9/15/01 (b)(c)........   3,000,000      3,001,470
                                                 ------------
                                                   10,003,768
                                                 ------------

                                    PRINCIPAL     AMORTIZED
                                      AMOUNT         COST
                                    ----------------------

FEDERAL AGENCIES (8.3%)
Federal Home Loan Bank
 6.505%, due 11/27/01 (c).........  $4,000,000   $  4,036,329
Federal National Mortgage
 Association
 3.64%, due 3/15/02...............   4,000,000      3,896,462
 3.72%, due 8/30/01...............   4,000,000      3,975,613
 3.75%, due 2/25/02...............   4,000,000      3,900,833
 4.00%, due 12/7/01...............   5,000,000      4,912,222
 6.02%, due 12/20/01 (c)..........   5,000,000      5,041,087
Freddie Mac
 3.60%, due 11/16/01..............   4,000,000      3,945,200
                                                 ------------
                                                   29,707,746
                                                 ------------
MEDIUM-TERM NOTES (6.3%)
Australia and New Zealand Banking
 Group Ltd.
 4.286%, due 11/2/01 (b)(c).......   3,000,000      2,999,899
Chase Manhattan Corp.
 4.959%, due 1/3/02 (b)(c)........   6,000,000      6,003,355
Donaldson, Lufkin & Jenrette, Inc.
 4.388%, due 11/30/01 (b)(c)......   2,000,000      2,002,721
 5.01%, due 1/9/02 (b)(c).........   3,500,000      3,504,902
Merrill Lynch & Co., Inc.
 3.99%, due 9/14/01 (b)(c)........   2,000,000      2,000,118
Prudential Funding LLC
 5.009%, due 10/18/01 (a)(b)(c)...   3,000,000      3,002,244
Wells Fargo & Co.
 3.89%, due 7/16/01 (b)(c)........   3,000,000      2,999,976
                                                 ------------
                                                   22,513,215
                                                 ------------


                                     SHARES
                                    ---------
INVESTMENT COMPANY (2.3%)
Merrill Lynch Premier
 Institutional Fund
 4.03%, due 12/31/01 (b)..........   8,060,000      8,060,000
                                                 ------------
Total Short-Term Investments
 (Amortized Cost $357,860,268)
 (d)..............................       100.2%   357,860,268
Liabilities in Excess of Cash and
 Other Assets.....................        (0.2)      (664,473)
                                     ---------   ------------
Net Assets........................       100.0%  $357,195,795
                                     =========   ============

------------
(a) May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at June 30, 2001.
(c) Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

The table below sets forth the diversification of Cash
Management Portfolio investments by industry.
INDUSTRY
DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT+
                              ------------------------
Auto Finance................  $  6,846,198        1.9%
Auto Lease..................       702,315        0.2
Banks #.....................   115,408,928       32.3
Commercial Services
  Specialized...............     2,989,125        0.9
Computer Systems............     3,993,867        1.1
Conglomerates...............     2,922,413        0.8
Consumer Financial
  Services..................    10,203,504        2.9
Diversified Financial
  Services..................    11,888,520        3.3
Education...................     7,940,187        2.2
Federal Agencies............    29,707,747        8.3
Finance.....................    37,275,771       10.4
Government--Foreign.........     3,979,503        1.1
Health Care--Medical
  Products..................     6,991,029        2.0
Insurance...................     3,002,244        0.9
Insurance--Life & Health....     6,542,421        1.8
Investment Bank/Brokerage...    21,455,655        6.0
Investment Company..........     8,060,000        2.3
Manufacturing--Diversified...    7,967,362        2.2
Special Purpose Finance.....    55,034,554       15.4
Telecommunication
  Services..................     7,980,595        2.2
Telephone...................     6,968,330        2.0
                               -----------    -------
                               357,860,268      100.2
Liabilities in Excess of
  Cash and Other Assets.....      (664,473)      (0.2)
                               -----------    -------
Net Assets..................  $357,195,795      100.0%
                               ===========    =======

------------
+ Percentages indicated are based on Portfolio net assets.
# The Portfolio will invest more than 25% of the market value of its total assets in the securities of banks and bank holding companies, including certificates of deposit, bankers' acceptances and securities guaranteed by banks and bank holding companies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (amortized cost $357,860,268)..........   $357,860,268
Cash.....................................         46,681
Receivables:
  Investment securities sold.............     12,850,000
  Interest...............................        770,808
  Fund shares sold.......................         58,586
                                            ------------
        Total assets.....................    371,586,343
                                            ------------
LIABILITIES:
Payables:
  Fund shares redeemed...................     12,943,820
  Adviser................................         78,634
  Shareholder communication..............         71,265
  Administrator..........................         62,908
  Custodian..............................          7,550
Accrued expenses.........................         23,827
Dividend payable.........................      1,202,544
                                            ------------
        Total liabilities................     14,390,548
                                            ------------
Net assets applicable to outstanding
  shares.................................   $357,195,795
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 700 million shares authorized...   $  3,571,974
Additional paid-in capital...............    353,622,818
Accumulated undistributed net realized
  gain on investments....................          1,003
                                            ------------
Net assets applicable to outstanding
  shares.................................   $357,195,795
                                            ============
Shares of capital stock outstanding......    357,197,428
                                            ============
Net asset value per share outstanding....   $       1.00
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  8,902,024
                                            ------------
Expenses:
  Advisory...............................        421,433
  Administration.........................        337,147
  Shareholder communication..............         78,054
  Professional...........................         23,002
  Custodian..............................         16,346
  Directors..............................          5,030
  Miscellaneous..........................         12,424
                                            ------------
        Total expenses...................        893,436
                                            ------------
Net investment income....................      8,008,588
                                            ------------
REALIZED GAIN ON INVESTMENTS:
Net realized gain on investments.........          1,425
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  8,010,013
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CASH MANAGEMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                   2001              2000
                                                              ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $     8,008,588   $    18,471,805
  Net realized gain on investments..........................            1,425               971
                                                              ---------------   ---------------
  Net increase in net assets resulting from operations......        8,010,013        18,472,776
                                                              ---------------   ---------------
Dividends and distributions to shareholders:
  From net investment income................................       (8,008,588)      (18,471,805)
  From net realized gain on investments.....................           (1,363)               --
                                                              ---------------   ---------------
    Total dividends and distributions to shareholders.......       (8,009,951)      (18,471,805)
                                                              ---------------   ---------------
Capital share transactions:
  Net proceeds from sale of shares..........................    1,053,838,793     1,228,625,528
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............        6,807,407        18,470,839
                                                              ---------------   ---------------
                                                                1,060,646,200     1,247,096,367
  Cost of shares redeemed...................................   (1,009,365,661)   (1,395,652,374)
                                                              ---------------   ---------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................       51,280,539      (148,556,007)
                                                              ---------------   ---------------
Net increase (decrease) in net assets.......................       51,280,601      (148,555,036)
NET ASSETS:
Beginning of period.........................................      305,915,194       454,470,230
                                                              ---------------   ---------------
End of period...............................................  $   357,195,795   $   305,915,194
                                                              ===============   ===============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                               SIX MONTHS
                                 ENDED
                                JUNE 30,                                YEAR ENDED DECEMBER 31
                                 2001*             2000           1999           1998           1997           1996
                              -----------------------------------------------------------------------------------------
Net asset value at beginning
  of period.................  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                              ------------     ------------   ------------   ------------   ------------   ------------
Net investment income.......          0.02             0.06           0.05           0.05           0.05           0.05
                              ------------     ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income..................         (0.02)           (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
  From net realized gain on
    investments.............         (0.00)(a)           --          (0.00)(a)      (0.00)(a)          --            --
                              ------------     ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions.............         (0.02)           (0.06)         (0.05)         (0.05)         (0.05)         (0.05)
                              ------------     ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period....................  $       1.00     $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                              ============     ============   ============   ============   ============   ============
Total investment return.....          2.42%(b)         6.06%          4.84%          5.18%          5.25%          4.95%
Ratios (to average net
  assets)/ Supplemental
  Data:
  Net investment income.....          4.75%+           5.87%          4.79%          5.05%          5.13%          4.92%
  Net expenses..............          0.53%+           0.52%          0.51%          0.54%          0.54%          0.62%
  Expenses (before
    reimbursement)..........          0.53%+           0.52%          0.51%          0.54%          0.54%          0.64%
Net assets at end of period
  (in 000's)................  $    357,196     $    305,915   $    454,470   $    231,552   $    140,782   $    118,347

------------
(a)  Less than one cent per share.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

CONVERTIBLE SECURITIES (75.0%)+
CONVERTIBLE BONDS (52.9%)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
ADVERTISING & MARKETING SERVICES (1.1%)
Getty Images, Inc.
 5.00%, due 3/15/07...............  $1,180,000   $    926,300
Lamar Advertising Co.
 5.25%, due 9/15/06...............   1,100,000      1,287,000
                                                 ------------
                                                    2,213,300
                                                 ------------
BANKS (3.2%)
European Bank for Reconstruction &
 Development
 0.75%, due 7/2/01 (d)............   1,250,000      1,215,625
Mitsubishi Bank Ltd. International
 Finance (Bermuda) Trust
 3.00%, due 11/30/02..............   1,000,000      1,000,000
UBS AG Stamford Connecticut Branch
 Series NDQ
 0.25%, due 4/14/08 (c)...........   1,200,000      1,272,000
 Series SPX
 1.00%, due 4/12/06 (c)...........   2,500,000      2,625,000
                                                 ------------
                                                    6,112,625
                                                 ------------
BIOTECHNOLOGY (2.6%)
Affymetrix, Inc.
 5.00%, due 10/1/06...............   2,160,000      1,566,000
COR Therapeutics, Inc.
 5.00%, due 3/1/07................     300,000        309,750
Gilead Sciences, Inc.
 5.00%, due 12/15/07..............     350,000        489,125
Human Genome Sciences, Inc.
 3.75%, due 3/15/07...............     710,000        575,100
Vertex Pharmaceuticals, Inc.
 5.00%, due 9/19/07...............   2,390,000      1,971,750
                                                 ------------
                                                    4,911,725
                                                 ------------
BROADCAST/MEDIA (1.2%)
Clear Channel Communications, Inc.
 1.50%, due 12/1/02...............     300,000        288,750
 2.625%, due 4/1/03...............     750,000        820,312
News America Holdings, Inc.
 (zero coupon), due 2/28/21
 (c)(e)...........................   2,600,000      1,290,250
                                                 ------------
                                                    2,399,312
                                                 ------------
CABLE TV (2.0%)
Adelphia Communications Corp.
 6.00%, due 2/15/06...............   1,000,000        973,750
Cox Enterprises, Inc.
 2.00%, due 2/15/21 (c)...........   1,200,000      1,218,000
Mediacom Communications Corp.
 5.25%, due 7/1/06................   1,470,000      1,626,187
                                                 ------------
                                                    3,817,937
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
COMMUNICATIONS--EQUIPMENT (1.2%)
American Tower Corp.
 5.00%, due 2/15/10...............  $1,480,000   $  1,172,900
Aspect Communications Corp.
 (zero coupon), due 8/10/18.......     500,000        102,500
Comverse Technology, Inc.
 1.50%, due 12/1/05...............     500,000        418,750
Corning, Inc.
 (zero coupon), due 11/8/15.......   1,095,000        617,306
                                                 ------------
                                                    2,311,456
                                                 ------------
COMPUTER SOFTWARE & SERVICES (1.2%)
i2 Technologies, Inc.
 5.25%, due 12/15/06..............     180,000        157,950
Manugistics Group, Inc.
 5.00%, due 11/1/07...............     300,000        267,375
Mercury Interactive Corp.
 4.75%, due 7/1/07................   1,000,000        875,000
RadiSys Corp.
 5.50%, due 8/15/07...............     450,000        312,750
Rational Software Corp.
 5.00%, due 2/1/07................     430,000        460,638
Safeguard Scientifics, Inc.
 5.00%, due 6/15/06...............     250,000        141,563
Siebel Systems, Inc.
 5.50%, due 9/15/06...............      60,000        129,225
                                                 ------------
                                                    2,344,501
                                                 ------------
COMPUTERS--NETWORKING (0.1%)
ONI Systems Corp.
 5.00%, due 10/15/05..............     350,000        266,000
                                                 ------------
CONGLOMERATES (0.3%)
Berkshire Hathaway, Inc.
 1.00%, due 12/2/01...............     155,000        489,219
                                                 ------------
ELECTRICAL EQUIPMENT (0.7%)
ASE Test Ltd.
 1.00%, due 7/1/04 (c)............   1,250,000      1,335,938
                                                 ------------
ELECTRONICS--COMPONENTS (2.8%)
Arrow Electronics, Inc.
 (zero coupon), due 2/21/21.......   2,780,000      1,174,550
Cypress Semiconductor Corp.
 4.00%, due 2/1/05................     420,000        387,450
SCI Systems, Inc.
 3.00%, due 3/15/07...............   1,220,000        979,050
SPX Corp.
 (zero coupon), due 2/6/21 (e)....   1,620,000      1,099,575
TransSwitch Corp.
 4.50%, due 9/12/05...............     820,000        602,700
TriQuint Semiconductor, Inc.
 4.00%, due 3/1/07................   1,500,000      1,076,250
                                                 ------------
                                                    5,319,575
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (3.2%)
Advanced Energy Industries, Inc.
 5.25%, due 11/15/06..............     325,000        346,125
Brooks Automation, Inc.
 4.75%, due 6/1/08 (c)............   1,360,000      1,259,700

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Cymer, Inc.
 7.25%, due 8/6/04................  $  750,000   $    748,125
EMCORE Corp.
 5.00%, due 5/15/06 (c)...........   1,130,000      1,025,475
General Semiconductor, Inc.
 5.75%, due 12/15/06..............     350,000        322,875
GlobeSpan, Inc.
 5.25%, due 5/15/06 (c)...........     610,000        460,550
Kulicke & Soffa Industries, Inc.
 4.75%, due 12/15/06..............   1,250,000      1,189,063
Photronics, Inc.
 6.00%, due 6/1/04................     130,000        136,338
SONICblue, Inc.
 5.75%, due 10/1/03...............   1,000,000        683,750
                                                 ------------
                                                    6,172,001
                                                 ------------
ENTERTAINMENT (0.4%)
America Online, Inc.
 (zero coupon), due 12/6/19.......   1,400,000        759,500
                                                 ------------
FINANCE (1.3%)
Belgelec Finance S.A.
 1.50%, due 8/4/04 (d)............  E  167,640        156,831
Hutchison Whampoa International
 Ltd.
 2.00%, due 1/12/04 (c)...........  $  775,000        722,688
JMH Finance Ltd.
 4.75%, due 9/6/07 (c)............   1,500,000      1,563,750
                                                 ------------
                                                    2,443,269
                                                 ------------
FINANCIAL--MISCELLANEOUS (2.1%)
Franklin Resourses, Inc.
 (zero coupon), due 5/11/31
   (c)(e).........................   2,420,000      1,388,475
Morgan Stanley Dean Witter & Co.
 (zero coupon), due 8/17/05.......     800,000        760,000
Stillwell Financial, Inc.
 (zero coupon), due 4/30/31
   (c)(e).........................   2,310,000      1,850,887
                                                 ------------
                                                    3,999,362
                                                 ------------
FOOD (0.9%)
Safeway, Inc.
 1.00%, due 11/15/05..............   2,000,000      1,815,000
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (1.7%)
AmeriSource Health Corp.
 5.00%, due 12/1/07...............   1,530,000      1,954,575
Fleming Companies, Inc.
 5.25%, due 3/15/09 (c)...........     920,000      1,244,300
                                                 ------------
                                                    3,198,875
                                                 ------------
HEALTH CARE--DRUGS (3.5%)
Cell Therapeutics, Inc.
 5.75%, due 6/15/08 (c)...........     900,000        886,500
CV Therapeutics, Inc.
 4.75%, due 3/7/07................   1,300,000      1,386,125
Medarex, Inc.
 4.50%, due 7/1/06................     780,000        779,025

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------

HEALTH CARE--DRUGS (Continued)
Roche Holdings AG
 Series DTC
 (zero coupon), due 4/20/10
   (c)(e).........................  $1,500,000   $    855,000
 (zero coupon), due 1/19/15
   (c)(e).........................   1,000,000        742,500
Teva Pharmaceutical
 Finance Ltd.
 1.50%, due 10/15/05..............   1,990,000      2,022,337
                                                 ------------
                                                    6,671,487
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (2.2%)
Province Healthcare Co.
 4.50%, due 11/20/05..............   2,300,000      2,530,000
Universal Health Services, Inc.
 0.426%, due 6/23/20..............   2,700,000      1,606,500
                                                 ------------
                                                    4,136,500
                                                 ------------
HEALTH CARE--MISCELLANEOUS (0.9%)
ALZA Corp.
 (zero coupon), due 7/14/14 (e)...   1,390,000      1,761,825
                                                 ------------
HEALTH CARE--SERVICES (1.0%)
Health Management Associates, Inc.
 0.25%, due 8/16/20...............   2,760,000      2,018,250
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (0.5%)
First American Corp.
 4.50%, due 4/15/08 (c)...........   1,045,000      1,019,711
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.9%)
At Home Corp.
 4.75%, due 12/15/06..............   2,640,000        887,700
Internet Capital Group, Inc.
 5.50%, due 12/21/04..............   2,000,000        710,000
Juniper Networks, Inc.
 4.75%, due 3/15/07...............     310,000        222,812
                                                 ------------
                                                    1,820,512
                                                 ------------
INVESTMENT BANK/BROKERAGE (1.9%)
Lehman Brothers Holdings, Inc.
 0.25%, due 7/8/03................   1,500,000      1,276,875
Merrill Lynch & Co., Inc.
 (zero coupon), due 5/23/31.......   1,800,000        920,250
 0.25%, due 5/10/06...............     800,000        839,000
 1.00%, due 7/20/06...............     850,000        687,437
                                                 ------------
                                                    3,723,562
                                                 ------------
MANUFACTURING--DIVERSIFIED (1.8%)
Danaher Corp.
 (zero coupon), due 1/22/21 (e)...   1,730,000      1,020,700
Tyco International Ltd.
 (zero coupon), due 11/17/20
   (e)(f).........................   3,200,000      2,444,000
                                                 ------------
                                                    3,464,700
                                                 ------------
METALS--PROCESSORS & FABRICATORS (0.4%)
Shaw Group, Inc. (The)
 (zero coupon), due 5/1/21
   (c)(e).........................   1,290,000        724,013
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------
MISCELLANEOUS (0.1%)
Calpine Corp.
 (zero coupon), due 4/30/21 (c)...  $  270,000   $    255,825
                                                 ------------
OIL & GAS--DRILLING (0.9%)
Global Marine, Inc.
 (zero coupon), due 6/23/20.......   2,000,000        955,000
Weatherford International, Inc.
 (zero coupon), due 6/30/20.......   1,200,000        739,500
                                                 ------------
                                                    1,694,500
                                                 ------------
OIL & GAS--WELL EQUIPMENT & SERVICE (1.4%)
Nabors Industries, Inc.
 (zero coupon), due 6/20/20.......   1,160,000        720,650
Pride International, Inc.
 (zero coupon), due 4/24/18.......   4,450,000      1,919,062
                                                 ------------
                                                    2,639,712
                                                 ------------
PERSONAL LOANS (0.5%)
Countrywide Credit Industries,
 Inc.
 (zero coupon), due 2/8/31
   (c)(e).........................   1,400,000        978,250
                                                 ------------
POLLUTION CONTROL (1.0%)
Waste Management, Inc.
 4.00%, due 2/1/02................   2,000,000      1,982,500
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.3%)
Pinnacle Holdings, Inc.
 5.50%, due 9/15/07 (c)...........   1,250,000        523,438
                                                 ------------
SPECIALIZED SERVICES (3.3%)
Cendant Corp.
 (zero coupon), due 2/13/21 (c)...   2,105,000      1,552,437
CUC International, Inc.
 3.00%, due 2/15/02...............   4,000,000      3,950,000
Omnicom Group, Inc.
 (zero coupon), due 2/7/31 (e)....     800,000        815,000
                                                 ------------
                                                    6,317,437
                                                 ------------
SPECIALTY PRINTING (0.4%)
World Color Press, Inc.
 6.00%, due 10/1/07...............     775,000        835,063
                                                 ------------
TECHNOLOGY (1.4%)
Lehman Brothers Technology
 0.25%, due 1/5/06................   3,000,000      2,643,750
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (1.9%)
China Mobile Ltd.
 2.25%, due 11/3/05...............   1,000,000      1,006,250
CIENA Corp.
 3.75%, due 2/1/08................   1,175,000        894,469
ITC/DeltaCom, Inc.
 4.50%, due 5/15/06...............   2,750,000      1,320,000
MRV Communications, Inc.
 5.00%, due 6/15/03...............     600,000        528,750
                                                 ------------
                                                    3,749,469
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                    ----------------------

TELECOMMUNICATIONS--LONG DISTANCE (0.5%)
Amdocs Ltd.
 2.00%, due 6/1/08 (c)............  $  980,000   $    920,592
                                                 ------------
TELEPHONE (2.1%)
Verizon Global Funding Corp.
 (zero coupon), due 5/15/21 (c)...   2,920,000      1,595,050
 4.25%, due 9/15/05 (c)...........   1,600,000      1,572,000
 5.75%, due 4/1/03................     850,000        854,250
                                                 ------------
                                                    4,021,300
                                                 ------------
Total Convertible Bonds
 (Cost $107,614,554)..............                101,811,991
                                                 ------------
CONVERTIBLE PREFERRED STOCKS (22.1%)
                                      SHARES
                                    ----------
AEROSPACE/DEFENSE (1.1%)
Titan Capital Trust
 5.75%............................      56,400      2,051,550
                                                 ------------
AUTO PARTS & EQUIPMENT (0.2%)
Tower Automotive Capital Trust
 6.75%............................      15,000        376,875
                                                 ------------
BANKS--SAVINGS & LOANS (0.6%)
Washington Mutual, Inc.
 5.375% (c)(g)....................      20,100      1,067,812
                                                 ------------
BROADCAST/MEDIA (1.6%)
Comcast Corp.
 2.00% (h)........................       8,500        446,250
Cox Communications, Inc.
 7.75% (i)........................      18,300      1,075,308
Emmis Communications Corp.
 6.25%, Series A..................      32,100      1,539,034
                                                 ------------
                                                    3,060,592
                                                 ------------
CABLE TV (0.4%)
UnitedGlobalCom, Inc.
 7.00%, Series D (j1).............      57,825        791,509
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.9%)
Electronic Data Systems Corp.
 7.625%...........................      31,300      1,649,510
                                                 ------------
ELECTRIC POWER COMPANIES (1.1%)
AES Trust III
 6.75%............................       9,500        655,500
AES Trust VII
 6.00%............................      15,000        840,000
Dominion Resources, Inc.
 9.50% (k)........................      10,700        618,460
                                                 ------------
                                                    2,113,960
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

CONVERTIBLE PREFERRED STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    ---------------------------
FINANCE (0.5%)
Heller Financial, Inc.
 7.00%, Series MEDS (l)...........      30,000   $    867,000
                                                 ------------
FINANCIAL--MISCELLANEOUS (1.5%)
Cummins Capital Trust I
 7.00% (c)........................      14,500        739,500
Metlife Capital Trust I
 8.00%............................       8,500        826,625
PPL Capital Funding Trust I
 7.75% (m)........................      51,200      1,300,480
                                                 ------------
                                                    2,866,605
                                                 ------------
FOOD (0.4%)
Suiza Capital Trust II
 5.50%............................      20,700        851,287
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.4%)
Owens & Minor, Inc.
 5.375%, Series A (n).............      15,000        759,375
                                                 ------------
INDEPENDENT POWER PRODUCERS (1.3%)
Calpine Capital Trust II
 5.50%............................       2,100        168,788
Calpine Capital Trust III
 5.00%............................      21,700      1,217,913
NRG Energy, Inc.
 6.50% (o)........................      49,500      1,143,450
                                                 ------------
                                                    2,530,151
                                                 ------------
INSURANCE--LIFE & HEALTH (0.6%)
Lincoln National Corp.
 7.75%............................      42,000      1,062,600
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (1.2%)
ACE Ltd.
 8.25%............................      29,700      2,392,335
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.0%)
Coastal Corp.
 6.625%...........................      20,000        714,200
El Paso Energy Capital Trust I
 4.75%............................      19,000      1,249,250
                                                 ------------
                                                    1,963,450
                                                 ------------
OIL & GAS--DRILLING (0.8%)
Weatherford International, Inc.
 5.00%............................      32,000      1,584,000
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.2%)
Kerr-McGee Corp.
 5.50%............................       8,200        399,340
                                                 ------------

                                        SHARES          VALUE
                                    ----------------------------
PAPER & FOREST PRODUCTS (2.2%)
Georgia-Pacific Group
 7.50% (p)........................      45,000   $  1,703,250
International Paper Capital Trust
 5.25%............................      58,100      2,520,087
                                                 ------------
                                                    4,223,337
                                                 ------------
PUBLISHING--NEWSPAPERS (1.0%)
Tribune Co.
 2.00% (q)........................      12,300      1,462,101
 6.25%............................      23,000        518,650
                                                 ------------
                                                    1,980,751
                                                 ------------
RAILROADS (2.4%)
Canadian National Railway Co.
 5.25%............................      56,000      3,152,800
Union Pacific Capital Trust
 6.25%............................      32,000      1,528,000
                                                 ------------
                                                    4,680,800
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.7%)
Glenborough Realty Trust, Inc.
 7.75%, Series A..................      65,000      1,283,750
                                                 ------------
RESTAURANTS (0.2%)
Wendy's Financing I
 5.00%, Series A..................       8,900        471,522
                                                 ------------
TELECOMMUNICATIONS (0.6%)
Qwest Trends Trust
 5.75% (c)........................      22,100      1,196,162
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.1%)
DECS Trust V
 7.25%............................      65,200      1,010,600
DECS Trust VI
 6.25%............................      30,000        210,000
Nextel Communications, Inc.
 (zero coupon)....................       2,100        837,900
                                                 ------------
                                                    2,058,500
                                                 ------------
UTILITIES--ELECTRIC & GAS (0.1%)
Alliant Energy Resources, Inc.
 7.25% (c)(q).....................       6,500        249,438
                                                 ------------
Total Convertible Preferred Stocks
 (Cost $42,686,947)...............                 42,532,211
                                                 ------------
Total Convertible Securities
 (Cost $150,301,501)..............                144,344,202
                                                 ------------
COMMON STOCKS (13.8%)
ADVERTISING & MARKETING SERVICES (0.2%)
Lamar Advertising Co. (a).........      10,000        440,000
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    ---------------------------
BROADCAST/MEDIA (0.1%)
Emmis Communications Corp.
 Class A..........................       6,150   $    189,112
                                                 ------------
CABLE TV (0.0%) (b)
UnitedGlobalCom, Inc.
 Class A (a)......................       3,227         27,914
                                                 ------------
CHEMICALS (0.2%)
RPM, Inc. ........................      40,000        368,000
                                                 ------------
COMMERCIAL & CONSUMER SERVICES (0.3%)
Powerwave Technologies, Inc.
 (a)..............................       9,000        130,500
Vivendi Universal S.A. ADR (r)....       9,042        524,436
                                                 ------------
                                                      654,936
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.9%)
Cisco Systems, Inc. (a)...........      45,600        829,920
Nokia Corp. ADR (r)...............      22,200        489,288
QUALCOMM, Inc. (a)................       5,500        321,640
Tekelec (a).......................       5,000        135,500
                                                 ------------
                                                    1,776,348
                                                 ------------
COMPUTER SOFTWARE & SERVICES (2.2%)
Manugistics Group, Inc. (a).......       4,800        120,480
Microsoft Corp. (a)...............      15,100      1,096,260
Oracle Corp. (a)..................      60,800      1,155,200
PeopleSoft, Inc. (a)..............       8,600        423,378
Peregrine Systems, Inc. (a).......      31,500        913,500
Rational Software Corp. (a).......      17,400        488,070
Vitria Technology, Inc. (a).......      15,000         51,600
                                                 ------------
                                                    4,248,488
                                                 ------------
COMPUTER SYSTEMS (0.4%)
Compaq Computer Corp. ............      10,000        154,900
EMC Corp. (a).....................      19,300        560,665
                                                 ------------
                                                      715,565
                                                 ------------
COMPUTERS--PERIPHERALS (0.0%) (b)
Certicom Corp. (a)................      10,000         27,200
                                                 ------------
CONGLOMERATES (0.1%)
Textron, Inc. ....................       4,000        220,160
                                                 ------------
ELECTRIC POWER COMPANIES (0.2%)
Montana Power Co. (The)...........      26,900        312,040
                                                 ------------
ELECTRONICS--COMPONENTS (0.5%)
Bookham Technology PLC ADR
 (a)(r)...........................      36,500        105,850
Cirrus Logic, Inc. (a)............      18,400        423,752
Cypress Semiconductor Corp. (a)...      15,000        357,750
                                                 ------------
                                                      887,352
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (0.9%)
ASE Test Ltd. (a).................      15,700        200,803
ASM International N.V. (a)........      22,300        442,655
Marvell Technology Group Ltd.
 (a)..............................      10,800        290,520
Photronics, Inc. (a)..............      20,000        513,200
SONICblue, Inc. (a)...............      41,800        137,940
Trikon Technologies, Inc. (a).....      10,000        140,000
                                                 ------------
                                                    1,725,118
                                                 ------------

                                        SHARES          VALUE
                                    ---------------------------
EXCHANGE TRADED FUNDS (2.0%)
Nasdaq-100 Shares (a).............      46,100   $  2,104,465
S&P 500 Depositary Receipt........      14,300      1,753,895
                                                 ------------
                                                    3,858,360
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.4%)
Citigroup, Inc. ..................      13,000        686,920
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (0.7%)
Boston Scientific Corp. (a).......      50,000        850,000
Medtronic, Inc. ..................      10,000        460,100
                                                 ------------
                                                    1,310,100
                                                 ------------
HEALTH CARE--SERVICES (0.5%)
Beverly Enterprises, Inc. (a).....      82,000        877,400
                                                 ------------
INSURANCE--PROPERTY & CASUALTY (0.4%)
St. Paul Companies, Inc. (The)....      14,000        709,660
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.0%) (b)
Portal Software, Inc. (a).........      17,900         73,927
                                                 ------------
MACHINERY--DIVERSIFIED (0.5%)
Ingersoll-Rand Co. ...............      21,760        896,512
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.1%)
Danaher Corp. ....................       4,800        268,800
                                                 ------------
OIL & GAS--DRILLING (0.3%)
Grant Prideco, Inc. (a)...........      30,000        524,700
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.9%)
FelCore Lodging Trust Inc. .......      75,200      1,759,680
                                                 ------------
RESTAURANTS (0.3%)
Wendy's International, Inc. ......      20,000        510,800
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.8%)
Kroger Co. (The) (a)..............      58,000      1,450,000
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.1%)
Crown Castle International Corp.
 (a)..............................         439          7,200
Ditech Communications Corp. (a)...      15,000        111,300
Telegonaktiebolaget LM Ericsson AB
 ADR (r)..........................      28,500        154,470
                                                 ------------
                                                      272,970
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.5%)
AT&T Corp. .......................      45,000        990,000
Intermedia Communications Inc.
 (a)..............................      10,000        149,000
                                                 ------------
                                                    1,139,000
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                        SHARES          VALUE
                                    -----------------------------
TOYS (0.3%)
Mattel, Inc. .....................      35,000   $    662,200
                                                 ------------
Total Common Stocks
 (Cost $28,685,139)...............                 26,593,262
                                                 ------------
PREFERRED STOCK (0.1%)
METALS--MISCELLANEOUS (0.1%)
Freeport-McMoRan Copper & Gold,
 Inc.
 7.00%, Series Silver (j2)(s).....      15,000        149,250
                                                 ------------
Total Preferred Stock
 (Cost $191,813)..................                    149,250
                                                 ------------
SHORT-TERM
INVESTMENTS (9.9%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (5.5%)
General Electric Capital Corp.
 3.75%, due 7/10/01...............  $4,000,000      3,995,829
UBS Finance Delaware LLC
 4.14%, due 7/2/01................   6,695,000      6,693,460
                                                 ------------
Total Commercial Paper (Cost
 $10,689,289).....................                 10,689,289
                                                 ------------
                                      SHARES
                                    ----------
INVESTMENT COMPANY (4.4%)
Merrill Lynch Premier
 Institutional Fund...............   8,422,465      8,422,465
                                                 ------------
Total Investment Company (Cost
 $8,422,465)......................                  8,422,465
                                                 ------------
Total Short-Term Investments (Cost
 $19,111,754).....................                 19,111,754
                                                 ------------
Total Investments
 (Cost $198,290,207) (t)..........        98.8%   190,198,468(u)
Cash and Other Assets,
 Less Liabilities.................         1.2      2,305,558
                                    ----------   ------------
Net Assets........................       100.0%  $192,504,026
                                    ==========   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(e) LYON--Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.
(f)  Yankee bond.
(g) Unit Preferred--each unit reflects 1 preferred share plus 1 warrant to acquire 1.2081 shares of common stock.
(h)  ZONES--Zero-premium Option Note Exchangeable Security.
(i)  PRIZES--Participating Redeemable Indexed Zero-premium Exchangeable
     Security.
(j1) Depositary Shares--each share represents ownership of 1/20th of a share of 7.00%, Series D Senior Cumulative Convertible Preferred Stock.
(j2) Depositary Shares--each share represents 0.025 shares of silver denominated preferred stock.
(k) PIES Units (Premium Income Equity Security Units)--each unit reflects a Senior note plus 1 purchase contract to acquire shares of common stock.
(l) MEDS Units (Mandatory Enhanced Dividend Securities Units)--each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock.
(m) PEPS Units (Premium Equity Participating Security Units)--each unit reflects a Trust Preferred Security plus 1 purchase contract to acquire shares of common stock.
(n)  TECONS--Term Convertible Security.
(o) Corporate Units--each unit reflects $25 principal amount of NRG Energy, Inc. 6.50% senior debentures plus 1 purchase contract to acquire shares of common stock.
(p) PEPS Units (Premium Equity Participating Security Units)--each unit reflects a Senior Deferrable note plus 1 purchase contract to acquire shares of common stock.
(q)  PHONES--Participation Hybrid Option Note Exchangeable Security.
(r)  ADR--American Depositary Receipt.
(s)  Dividend equals U.S. dollar equivalent of 0.04125 oz. of silver per share.
(t)  The cost for federal income tax purposes is $198,575,155.
(u) At June 30, 2001 net unrealized depreciation was $8,376,687, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,793,540 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $16,170,227.
Euro Security denominated in Euro.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CONVERTIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $198,290,207).........   $190,198,468
Cash.....................................        242,172
Receivables:
  Investment securities sold.............     12,160,016
  Dividends and interest.................        922,531
  Fund shares sold.......................        307,035
                                            ------------
        Total assets.....................    203,830,222
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     11,156,779
  Adviser................................         54,498
  Administrator..........................         30,277
  Custodian..............................          9,224
  Fund shares redeemed...................          9,158
Accrued expenses.........................         66,260
                                            ------------
        Total liabilities................     11,326,196
                                            ------------
Net assets applicable to outstanding
  shares.................................   $192,504,026
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    178,646
Additional paid-in capital...............    210,560,046
Accumulated undistributed net investment
  income.................................      3,765,488
Accumulated net realized loss on
  investments............................    (13,908,274)
Net unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................     (8,091,880)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $192,504,026
                                            ============
Shares of capital stock outstanding......     17,864,606
                                            ============
Net asset value per share outstanding....   $      10.78
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  2,583,568
  Dividends (a)..........................      1,764,645
                                            ------------
        Total income.....................      4,348,213
                                            ------------
Expenses:
  Advisory...............................        321,157
  Administration.........................        178,421
  Shareholder communication..............         32,930
  Custodian..............................         17,278
  Professional...........................         14,585
  Portfolio pricing......................          7,809
  Directors..............................          2,877
  Miscellaneous..........................          7,668
                                            ------------
        Total expenses...................        582,725
                                            ------------
Net investment income....................      3,765,488
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized loss on investments.........     (8,685,370)
Net change in unrealized depreciation on
  investments and translation of other
  assets and liabilities in foreign
  currencies.............................      5,514,206
                                            ------------
Net realized and unrealized loss on
  investments............................     (3,171,164)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $    594,324
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $2,783.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

CONVERTIBLE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  3,765,488   $  6,145,249
  Net realized gain (loss) on investments and foreign
    currency transactions...................................    (8,685,370)       776,636
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........     5,514,206    (19,397,131)
                                                              ------------   ------------
  Net increase (decrease) in net assets resulting from
    operations..............................................       594,324    (12,475,246)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................            --     (6,056,265)
  From net realized gain on investments.....................            --    (11,411,093)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......            --    (17,467,358)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    33,369,411     99,435,608
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............            --     17,467,358
                                                              ------------   ------------
                                                                33,369,411    116,902,966
  Cost of shares redeemed...................................    (9,544,310)   (13,709,415)
                                                              ------------   ------------
  Increase in net assets derived from capital share
    transactions............................................    23,825,101    103,193,551
                                                              ------------   ------------
Net increase in net assets..................................    24,419,425     73,250,947
NET ASSETS:
Beginning of period.........................................   168,084,601     94,833,654
                                                              ------------   ------------
End of period...............................................  $192,504,026   $168,084,601
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  3,765,488   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                               OCTOBER 1,
                                SIX MONTHS                                                                      1996 (a)
                                  ENDED                                                                         THROUGH
                                 JUNE 30,                         YEAR ENDED DECEMBER 31                      DECEMBER 31,
                                  2001*             2000             1999           1998           1997           1996
                               -------------------------------------------------------------------------------------------
Net asset value at beginning
 of period...................  $     10.71      $      12.68     $      10.33   $      10.76   $      10.27   $      10.00
                               ------------     ------------     ------------   ------------   ------------   ------------
Net investment income........         0.21              0.42             0.49           0.51           0.44           0.10
Net realized and unrealized
 gain (loss) on investments
 and foreign currency
 transactions................        (0.14)            (1.00)            3.81          (0.02)          1.12           0.29
                               ------------     ------------     ------------   ------------   ------------   ------------
Total from investment
 operations..................         0.07             (0.58)            4.30           0.49           1.56           0.39
                               ------------     ------------     ------------   ------------   ------------   ------------
Less dividends and
 distributions:
 From net investment
   income....................           --             (0.42)           (0.49)         (0.52)         (0.44)         (0.10)
 From net realized gain on
   investments...............           --             (0.97)           (1.46)         (0.40)         (0.63)         (0.02)
                               ------------     ------------     ------------   ------------   ------------   ------------
Total dividends and
 distributions...............           --             (1.39)           (1.95)         (0.92)         (1.07)         (0.12)
                               ------------     ------------     ------------   ------------   ------------   ------------
Net asset value at end of
 period......................  $     10.78      $      10.71     $      12.68   $      10.33   $      10.76   $      10.27
                               ============     ============     ============   ============   ============   ============
Total investment return......         0.58%(b)         (5.02%)          41.98%          4.49%         15.43%          3.89%(b)
Ratios (to average net
 assets)/
 Supplemental Data:
 Net investment income.......         4.22%+            4.25%            4.52%          5.19%          5.13%          5.14%+
 Net expenses................         0.65%+            0.66%            0.71%          0.72%          0.73%          0.73%+
 Expenses (before
   reimbursement)............         0.65%+            0.66%            0.71%          0.72%          0.78%          1.46%+
Portfolio turnover rate......          107%              183%             264%           209%           217%            15%
Net assets at end of period
 (in 000's)..................  $   192,504      $    168,085     $     94,834   $     57,711   $     39,768   $     15,464

------------
(a) Commencement of Operations.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

LONG-TERM BONDS (85.6%)+
ASSET-BACKED SECURITIES (6.9%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIRPLANE LEASES (0.3%)
AerCo Ltd.
 Series 2A Class A3
 4.44%, due 6/15/02 (b)..........  $   500,000   $    500,050
                                                 ------------
AUTO LEASES (0.7%)
AmSouth Auto Trust
 Series 2000-1 Class A3
 6.67%, due 7/15/04..............    1,105,000      1,140,548
                                                 ------------

ELECTRIC POWER COMPANIES (5.0%)
Connecticut RRB Special
 Purpose Trust
 Series 2001-1 Class A-5
 6.21%, due 12/30/11.............    3,100,000      3,040,635
Massachusetts RRB Special
 Purpose Trust
 Series 2001-1 Class A
 6.53%, due 6/1/13...............    3,250,000      3,234,952
PECO Energy Transition Trust
 Series 2001-A Class A1
 6.52%, due 12/31/10.............    2,235,000      2,226,596
                                                 ------------
                                                    8,502,183
                                                 ------------
HOME EQUITY LOANS (0.1%)
Southern Pacific Secured Assets
 Corp.
 Series 1997-1 Class A-1
 4.005%, due 4/25/27 (b).........      194,768        194,222
                                                 ------------

UTILITIES--ELECTRIC & GAS (0.8%)
Public Service Electric & Gas
 Transition Funding LLC
 Series 2001-1 Class A7
 6.75%, due 6/15/16..............    1,390,000      1,381,938
                                                 ------------
Total Asset-Backed Securities
 (Cost $11,770,923)..............                  11,718,941
                                                 ------------
MORTGAGE-BACKED SECURITIES (2.1%)

COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.1%)
Fannie Mae Grantor Trust
 Series 2001-T2 Class B
 6.022%, due 11/25/10............    2,440,000      2,387,467
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    1,200,000      1,197,228
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $3,596,160)...............                   3,584,695
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
FEDERAL HOME LOAN BANK (0.7%)
 5.125%, due 9/15/03.............  $ 1,250,000   $  1,260,975
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (1.6%)
 7.00%, due 3/15/10..............    2,515,000      2,662,027
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (24.9%)
 5.125%, due 2/13/04 (c).........    7,350,000      7,384,986
 5.75%, due 2/15/08..............    4,180,000      4,153,666
 6.25%, due 2/1/11...............    2,340,000      2,308,293
 6.50%, due 9/20/31 TBA (a)......    7,000,000      6,852,370
 6.625%, due 11/15/30............    4,925,000      4,958,244
 7.125%, due 2/15/05.............    1,725,000      1,828,552
 7.50%, due 8/13/31 TBA (a)......   14,390,000     14,657,510
                                                 ------------
                                                   42,143,621
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (11.1%)
 5.50%, due 8/1/14 - 8/1/15 (d)..    5,445,961      5,269,839
 6.00%, due 5/1/29 (d)...........    3,213,628      3,098,644
 7.00%, due 12/1/29 - 4/1/30 (d).    5,480,069      5,507,282
 7.50%, due 1/1/30...............    4,800,000      4,903,488
                                                 ------------
                                                   18,779,253
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (8.5%)
 6.50%, due 7/15/28 -  2/15/29(d)   10,669,806     10,556,392
 7.50%, due 12/15/28 (d).........    3,788,142      3,891,710
                                                 ------------
                                                   14,448,102
                                                 ------------
UNITED STATES TREASURY BONDS
 (18.3%)
 5.375%, due 2/15/31 (c).........    5,450,000      5,163,875
 6.25%, due 8/15/23 -  5/15/30 (c)   1,970,000      2,053,227
 7.625%, due 2/15/07 (c).........    1,775,000      1,813,553
 8.75%, due 8/15/20 (c)..........    8,935,000     11,831,906
 11.25%, due 2/15/15 (c).........    6,665,000     10,092,743
                                                 ------------
                                                   30,955,304
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

U.S. GOVERNMENT &
FEDERAL AGENCIES (CONTINUED)
                                     PRINCIPAL
                                      AMOUNT        VALUE
                                   --------------------------
UNITED STATES TREASURY NOTES
 (11.5%)
 6.25%, due 2/15/07..............  $ 3,700,000   $  3,904,351
 6.625%, due 5/15/07 (c).........    4,785,000      5,140,143
 7.00%, due 7/15/06 (c)..........    9,550,000     10,361,081
                                                 ------------
                                                   19,405,575
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $128,465,078).............                 129,654,857
                                                 ------------
Total Long-Term Bonds
 (Cost $143,832,161).............                 144,958,493
                                                 ------------
SHORT-TERM
INVESTMENTS (26.0%)

COMMERCIAL PAPER (5.4%)
American General Corp.
 3.76%, due 7/6/01...............    4,000,000      3,997,493
Salomon, Smith Barney Holdings,
 Inc. 3.75%, due 7/11/01.........    5,000,000      4,994,266
UBS Finance (De) LLC
 4.14%, due 7/2/01...............      100,000         99,977
                                                 ------------
Total Commercial Paper
 (Cost $9,091,736)...............                   9,091,736
                                                 ------------
FEDERAL AGENCIES (17.1%)
Federal Home Loan Mortgage
 Corporation (Discount Note)
 3.56%, due 7/24/01..............    3,000,000      2,992,877
 3.71%, due 7/17/01..............    3,000,000      2,994,738
 3.89%, due 7/3/01...............    8,000,000      7,997,400
                                                 ------------
                                                   13,985,015
                                                 ------------
Federal National Mortgage
 Association (Discount Note)
 3.79%, due 7/9/01...............    5,000,000      4,995,257
 3.82%, due 7/18/01 (d)..........   10,000,000      9,980,867
                                                 ------------
                                                   14,976,124
                                                 ------------
Total Federal Agencies
 (Cost $28,961,139)..............                  28,961,139
                                                 ------------

                                     SHARES         VALUE
                                   --------------------------
INVESTMENT COMPANY (3.5%)
Merrill Lynch Premier
 Institutional Fund..............    5,938,990   $  5,938,990
                                                 ------------
Total Investment Company
 (Cost $5,938,990)...............                   5,938,990
                                                 ------------
Total Short-Term Investments
 (Cost $43,991,865)..............                  43,991,865
                                                 ------------
Total Investments
 (Cost $187,824,026) (e).........        111.6%   188,950,358(f)
Liabilities in Excess of Cash and
 Other Assets....................        (11.6)   (19,644,680)
                                    ----------     ----------
Net Assets.......................        100.0%  $169,305,678
                                    ==========     ==========

------------
(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(b)  Floating rate. Rate shown is the rate in effect at June 30, 2001.
(c)  Represents securities out on loan or a portion which is out on loan. (See
     Note 2K)
(d)  Segregated or partially segregated as collateral for TBA.
(e)  The cost for federal income tax purposes is $187,883,051.
(f) At June 30, 2001 net unrealized appreciation was $1,067,307, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,993,214 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $925,907.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $187,824,026).........   $188,950,358
Collateral held for securities loaned, at
  value (Note 2K)........................     41,809,314
Receivables:
  Interest...............................      1,992,106
  Investment securities sold.............        150,184
  Fund shares sold.......................         19,445
                                            ------------
        Total assets.....................    232,921,407
                                            ------------
LIABILITIES:
Securities lending collateral (Note
  2K)....................................     41,809,314
Payables:
  Investment securities purchased........     21,655,870
  Adviser................................         40,229
  Fund shares redeemed...................         31,525
  Administrator..........................         26,820
  Shareholder communication..............         22,196
  Custodian..............................          4,827
Accrued expenses.........................         24,948
                                            ------------
        Total liabilities................     63,615,729
                                            ------------
Net assets applicable to outstanding
  shares.................................   $169,305,678
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    164,197
Additional paid-in capital...............    172,874,491
Accumulated undistributed net investment
  income.................................      3,926,680
Accumulated net realized loss on
  investments............................     (8,786,022)
Net unrealized appreciation on
  investments............................      1,126,332
                                            ------------
Net assets applicable to outstanding
  shares.................................   $169,305,678
                                            ============
Shares of capital stock outstanding......     16,419,663
                                            ============
Net asset value per share outstanding....   $      10.31
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  4,515,538
                                            ------------
Expenses:
  Advisory...............................        225,092
  Administration.........................        150,061
  Professional...........................         21,268
  Shareholder communication..............         19,708
  Custodian..............................          8,698
  Directors..............................          2,290
  Portfolio pricing......................          1,921
  Miscellaneous..........................          6,771
                                            ------------
        Total expenses...................        435,809
                                            ------------
Net investment income....................      4,079,729
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.........      1,844,330
Net change in unrealized appreciation on
  investments............................     (3,327,211)
                                            ------------
Net realized and unrealized loss on
  investments............................     (1,482,881)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  2,596,848
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  4,079,729   $  7,579,688
  Net realized gain (loss) on investments...................     1,844,330     (1,727,594)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    (3,327,211)     7,531,197
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     2,596,848     13,383,291
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................       (54,989)    (7,549,490)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    49,081,715     24,304,441
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................        54,989      7,549,490
                                                              ------------   ------------
                                                                49,136,704     31,853,931
  Cost of shares redeemed...................................   (12,762,394)   (78,353,120)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    36,374,310    (46,499,189)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    38,916,169    (40,665,388)
NET ASSETS:
Beginning of period.........................................   130,389,509    171,054,897
                                                              ------------   ------------
End of period...............................................  $169,305,678   $130,389,509
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  3,926,680   $     54,989
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                    SIX MONTHS
                                       ENDED
                                     JUNE 30,                              YEAR ENDED DECEMBER 31
                                       2001*            2000          1999          1998          1997          1996
                                    ------------------------------------------------------------------------------------
Net asset value at beginning of
  period..........................  $    10.11       $      9.56   $     10.27   $      9.83   $      9.59   $     10.01
                                    -----------      -----------   -----------   -----------   -----------   -----------
Net investment income.............        0.25              0.62          0.53          0.45          0.67          0.65
Net realized and unrealized gain
  (loss) on investments...........       (0.05)             0.55         (0.71)         0.44          0.24         (0.42)
                                    -----------      -----------   -----------   -----------   -----------   -----------
Total from investment
  operations......................        0.20              1.17         (0.18)         0.89          0.91          0.23
                                    -----------      -----------   -----------   -----------   -----------   -----------
Less dividends:
  From net investment income......       (0.00)(a)         (0.62)        (0.53)        (0.45)        (0.67)        (0.65)
                                    -----------      -----------   -----------   -----------   -----------   -----------
Net asset value at end of
  period..........................  $    10.31       $     10.11   $      9.56   $     10.27   $      9.83   $      9.59
                                    ===========      ===========   ===========   ===========   ===========   ===========
Total investment return...........        2.04%(b)         12.22%        (1.74%)        9.00%         9.48%         2.28%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income...........        5.44%+            6.29%         5.47%         5.50%         6.71%         6.66%
  Net expenses....................        0.58%+            0.60%         0.59%         0.63%         0.63%         0.67%
  Expenses (before
    reimbursement)................        0.58%+            0.60%         0.59%         0.63%         0.63%         0.71%
Portfolio turnover rate...........          86%              311%          328%          405%          345%          304%
Net assets at end of period (in
  000's)..........................  $  169,306       $   130,390   $   171,055   $   119,021   $    73,755   $    73,123

-------

(a)  Less than one cent per share.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

LONG-TERM BONDS (85.7%)+
ASSET-BACKED SECURITIES (2.6%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                 ----------------------------
ELECTRIC POWER COMPANIES (1.4%)
AES Eastern Energy, L.P.
 Pass-Through Certificates
 Series 1999-A
 9.00%, due 1/2/17.............  $   9,615,000   $  9,841,625
                                                 ------------
ENTERTAINMENT (0.4%)
United Artists Theatre Circuit,
 Inc.
 Pass-Through Certificates
 Series 1995-A
 9.30%, due 7/1/15.............      2,925,855      2,486,977
                                                 ------------
INDEPENDENT POWER PRODUCERS (0.8%)
Tiverton/Rumford Power
 Associates Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)........      5,545,000      5,499,420
                                                 ------------
Total Asset-Backed Securities
 (Cost $17,130,640)............                    17,828,022
                                                 ------------
CONVERTIBLE BONDS (3.4%)

CABLE TV (0.4%)
Telewest Finance (Jersey) Ltd.
 6.00%, due 7/7/05 (c).........      3,440,000      2,441,396
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (0.9%)
LSI Logic Corp.
 4.00%, due 2/15/05............      4,760,000      3,944,850
Vitesse Semiconductor Corp.
 4.00%, due 3/15/05............      3,010,000      2,445,625
                                                 ------------
                                                    6,390,475
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.8%)
Agnico-Eagle Mines Ltd.
 3.50%, due 1/27/04 (d)........      2,615,000      2,154,106
Battle Mountain Gold Co.
 6.00%, due 1/4/05 (e).........        255,000        227,124
TVX Gold, Inc.
 5.00%, due 3/28/02............      5,390,000      3,341,800
                                                 ------------
                                                    5,723,030
                                                 ------------
INTERNET SOFTWARE & SERVICES (1.0%)
At Home Corp.
 4.75%, due 12/15/06...........      9,210,000      3,096,862
Internet Capital Group, Inc.
 5.50%, due 12/21/04...........      3,965,000      1,407,575
Juniper Networks, Inc.
 4.75%, due 3/15/07............      3,365,000      2,418,594
                                                 ------------
                                                    6,923,031
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT           VALUE
                                 ------------------------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (0.3%)
COLT Telecom Group PLC
 2.00%, due 4/3/07 (c).........  Euro  3,280,000   $  1,700,813
                                                   ------------
Total Convertible Bonds (Cost
 $28,714,950)..................                      23,178,745
                                                   ------------
CORPORATE BONDS (59.9%)

ADVERTISING & MARKETING SERVICES (0.7%)
Key3Media Group, Inc.
 11.25%, due 6/15/11...........    $   5,120,000      5,017,600
                                                   ------------
AIR FREIGHT (0.1%)
Pegasus Shipping (Hellas) Ltd.
 11.875%, due 11/15/04
 (c)(f)........................        1,790,000        644,400
                                                   ------------
ALUMINUM (0.7%)
Commonwealth Aluminum Corp.
 10.75%, due 10/1/06...........        2,860,000      2,602,600
Ormet Corp.
 11.00%, due 8/15/08 (c).......        2,465,000      1,935,025
                                                   ------------
                                                      4,537,625
                                                   ------------
BANKS (1.1%)
B.F. Saul Real Estate
 Investment Trust
 Series B
 9.75%, due 4/1/08.............        7,685,000      7,464,056
                                                   ------------
BROADCAST/MEDIA (1.9%)
Big City Radio, Inc.
 11.25%, due 3/15/05...........        2,020,000        818,100
LIN Television Corp.
 8.00%, due 1/15/08 (c)........          500,000        482,500
Radio Unica Corp.
 (zero coupon), due 8/1/06
 11.75%, beginning 8/1/02......        3,958,000      2,216,480
Sinclair Broadcast Group, Inc.
 8.75%, due 12/15/07...........        1,975,000      1,881,188
UIH Australia/Pacific, Inc.
 Series B
 14.00%, due 5/15/06 (f).......       24,480,000      7,833,600
 Series D
 14.00%, due 5/15/06 (f).......           40,000         12,800
                                                   ------------
                                                     13,244,668
                                                   ------------
CABLE TV (5.2%)
@Entertainment, Inc.
 Series B
 (zero coupon), due 7/15/08
 14.50%, beginning 7/15/03.....        7,500,000      2,418,750
Adelphia Communications Corp., Series B
 8.375%, due 2/1/08............        2,855,000      2,612,325
 9.875%, due 3/1/07............          925,000        915,750

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

         CORPORATE BONDS (CONTINUED)

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                 ----------------------------
CABLE TV (Continued)
Charter Communications
 Holdings, LLC
 (zero coupon), due 1/15/10
 11.75%, beginning 1/15/05.....  $   3,660,000   $  2,470,500
 (zero coupon), due 5/15/11
 11.75%, beginning 5/15/06(c)..      7,900,000      4,582,000
 8.625%, due 4/1/09............        315,000        299,250
 10.00%, due 4/1/09............      4,445,000      4,511,675
CSC Holdings, Inc.
 7.625%, due 4/1/11 (c)........        815,000        777,516
Diamond Cable
 Communications PLC
 13.25%, due 9/30/04...........      1,445,000      1,156,000
Ono Finance PLC
 13.00%, due 5/1/09 (e)........      1,970,000      1,477,500
 14.00%, due 2/15/11 (c)(g1)...          8,375      7,118,750
Supercanal Holdings S.A.
 11.50%, due 5/15/05 (c)(f)....        590,000         88,500
Telewest Communications PLC
 11.00%, due 10/1/07...........      4,150,000      3,496,375
United International Holdings,
 Inc. Series B
 (zero coupon), due 2/15/08
 10.75%, beginning 2/15/03.....     10,750,000      3,601,250
                                                 ------------
                                                   35,526,141
                                                 ------------
CHEMICALS (0.4%)
Agriculture Minerals &
 Chemicals, Inc.
 10.75%, due 9/30/03...........      3,215,000      2,684,525
                                                 ------------
CHEMICALS--SPECIALTY (0.3%)
General Chemical Industrial
 Products, Inc.
 10.625%, due 5/1/09...........      1,040,000        603,200
Sovereign Specialty Chemicals,
 Inc.
 11.875%, due 3/15/10..........      1,965,000      1,768,500
                                                 ------------
                                                    2,371,700
                                                 ------------
COMMUNICATIONS--EQUIPMENT (0.4%)
Lucent Technologies, Inc.
 6.45%, due 3/15/29............      4,975,000      2,870,749
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.3%)
Globix Corp.
 12.50%, due 2/1/10............      6,825,000      1,979,250
                                                 ------------
COMPUTER SYSTEMS (0.4%)
Unisys Corp.
 8.125%, due 6/1/06............      2,860,000      2,781,350
                                                 ------------
CONSUMER PRODUCTS (0.7%)
American Greetings Corp.
 11.75%, due 7/15/08 (c).......      4,595,000      4,457,150
                                                 ------------

                                    PRINCIPAL
                                      AMOUNT        VALUE
                                 ----------------------------
CONTAINERS--METAL & GLASS (0.6%)
Crown Cork & Seal Co., Inc.
 6.75%, due 4/15/03............  $   1,645,000   $    756,700
 7.125%, due 9/1/02............      3,845,000      2,230,100
 7.375%, due 12/15/26..........      1,935,000        696,600
                                                 ------------
                                                    3,683,400
                                                 ------------
COSMETICS/PERSONAL CARE (0.8%)
Jafra Cosmetics International,
 Inc.
 11.75%, due 5/1/08............      5,385,000      5,277,300
                                                 ------------
ELECTRIC POWER COMPANIES (9.6%)
AES Corp. (The)
 7.375%, due 6/15/14...........      4,110,000      4,058,625
 8.75%, due 12/15/02...........      1,085,000      1,095,850
 8.875%, due 2/15/11...........      2,305,000      2,253,137
Avista Corp.
 9.75%, due 6/1/08 (c).........      1,840,000      1,963,977
Caithness Coso Funding Corp.
 Series B
 9.05%, due 12/15/09...........      5,865,000      5,747,700
Cherokee International, LLC
 Series B
 10.50%, due 5/1/09............        770,000        581,350
CMS Energy Corp.
 8.00%, due 7/1/11.............      4,800,000      4,800,000
 8.375%, due 7/1/13............      3,000,000      3,047,022
 8.50%, due 4/15/11............      3,560,000      3,457,686
 8.90%, due 7/15/08............        485,000        482,314
 9.875%, due 10/15/07..........      1,140,000      1,188,334
CMS Energy Corp. & Atlantic
 Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c).....      3,545,000      3,686,800
Edison International
 6.875%, due 9/15/04 (f).......      3,615,000      2,892,000
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11...........      2,825,000      2,753,979
PG&E National Energy Group,
 Inc.
 10.375%, due 5/16/11 (c)......      5,845,000      5,834,280
PSEG Energy Holdings, Inc.
 8.625%, due 2/15/08 (c).......      3,280,000      3,307,250
 9.125%, due 2/10/04...........      1,890,000      1,965,753
 10.00%, due 10/1/09...........      6,430,000      6,918,815
Western Resources, Inc.
 6.25%, due 8/15/18............      6,440,000      6,193,026
 6.875%, due 8/1/04............      2,625,000      2,541,646
 7.125%, due 8/1/09............        855,000        760,737
                                                 ------------
                                                   65,530,281
                                                 ------------
ELECTRONICS--COMPONENTS (1.2%)
Knowles Electronics Holdings,
 Inc.
 13.125%, due 10/15/09.........      6,120,000      6,058,800
Thomas & Betts Corp.
 6.625%, due 5/7/08............      2,785,000      2,129,859
                                                 ------------
                                                    8,188,659
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                   PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
ENTERTAINMENT (0.5%)
Marvel Enterprises, Inc.
 12.00%, due 6/15/09...........  $   7,550,000   $  3,586,250
                                                 ------------
FINANCE (0.1%)
Alamosa Delaware, Inc.
 12.50%, due 2/1/11 (c)........        680,000        612,000
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.2%)
Pacific & Atlantic (Holdings)
 Inc.
 10.50%, due 12/31/07 (c)(h)...      2,801,167      1,260,525
                                                 ------------
FOOD (0.4%)
Chiquita Brands International,
 Inc.
 9.625%, due 1/15/04 (f).......        630,000        426,825
 10.00%, due 6/15/09 (f).......      1,845,000      1,249,988
 10.25%, due 11/1/06 (f).......      1,200,000        813,000
                                                 ------------
                                                    2,489,813
                                                 ------------
FOOD & HEALTH CARE
 DISTRIBUTORS (0.4%)
McKesson Corp.
 7.65%, due 3/1/27.............      1,775,000      1,568,761
Owens & Minor, Inc.
 8.50%, due 7/15/11 (c)........      1,380,000      1,390,350
                                                 ------------
                                                    2,959,111
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.7%)
Newmont Mining Corp.
 8.625%, due 5/15/11...........      4,600,000      4,542,045
                                                 ------------
HEALTH CARE--DRUGS (0.4%)
MedPartners, Inc.
 7.375%, due 10/1/06...........      2,995,000      2,950,075
                                                 ------------
HEALTH CARE--HMOs (1.4%)
Apria Healthcare Group, Inc.
 9.50%, due 11/1/02............      4,550,000      4,550,000
Team Health, Inc.
 Series B
 12.00%, due 3/15/09...........      4,660,000      4,893,000
                                                 ------------
                                                    9,443,000
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (2.4%)
HCA-The Healthcare Co.
 7.50%, due 11/15/95...........     10,270,000      8,626,800
Magellan Health Services, Inc.
 9.00%, due 2/15/08............      5,335,000      5,028,237
 9.375%, due 11/15/07 (c)......      2,765,000      2,809,931
                                                 ------------
                                                   16,464,968
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
HEALTH CARE--MEDICAL PRODUCTS (1.2%)
Alaris Medical, Inc.
 (zero coupon), due 8/1/08
 11.125%, beginning 8/1/03.....  $   5,895,000   $  2,092,725
Alaris Medical Systems, Inc.
 9.75%, due 12/1/06............      4,195,000      3,230,150
dj Orthopedics, LLC
 12.625%, due 6/15/09..........      3,150,000      3,134,250
                                                 ------------
                                                    8,457,125
                                                 ------------
HEALTH CARE--SERVICES (1.5%)
Medaphis Corp.
 Series B
 9.50%, due 2/15/05............     13,015,000     10,412,000
                                                 ------------
HOMEBUILDING (0.6%)
Amatek Industries Property Ltd.
 14.50%, due 2/15/09 (e)(h)....      4,904,841      3,874,824
 14.50%, due 2/15/09 (c)(h)....            580            458
                                                 ------------
                                                    3,875,282
                                                 ------------
HOSPITALS/NURSING HOMES/
 HEALTH CARE (1.4%)
Fountain View, Inc.
 Series B
 11.25%, due 4/15/08 (f).......      3,460,000      1,730,000
Harborside Healthcare Corp.
 (zero coupon), due 8/1/07
 12.00%, beginning 8/1/04 (i)..      9,217,000      4,055,480
Manor Care, Inc.
 8.00%, due 3/1/08.............      1,490,000      1,497,450
Multicare Companies, Inc. (The)
 9.00%, due 8/1/07 (f)(j)......      6,935,000        346,750
Unilab Corp.
 12.75%, due 10/1/09...........      1,474,000      1,711,683
                                                 ------------
                                                    9,341,363
                                                 ------------
HOTEL/MOTEL (1.4%)
Hilton Hotels Corp.
 7.625%, due 5/15/08...........      3,445,000      3,359,781
 8.25%, due 2/15/11............      3,550,000      3,529,758
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15..........      2,980,000      2,728,691
                                                 ------------
                                                    9,618,230
                                                 ------------
INDEPENDENT POWER PRODUCERS (1.1%)
Calpine Canada Energy
 Finance ULC
 8.50%, due 5/1/08.............      6,050,000      5,898,502
Salton Sea Funding Corp.
 Series B
 7.37%, due 5/30/05............      1,767,108      1,716,533
                                                 ------------
                                                    7,615,035
                                                 ------------
INDUSTRIAL COMPONENTS (0.0%) (b)
Morris Material Handling, Inc.
 9.50%, due 4/1/08 (f)(j)......      2,500,000         50,000

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                      AMOUNT         VALUE
                                 ----------------------------
INDUSTRIAL COMPONENTS (Continued)
Thermadyne Holdings Corp.
 (zero coupon), due 6/1/08
 12.50%, beginning 6/1/03 (f)..  $  11,110,000   $    166,650
                                                 ------------
                                                      216,650
                                                 ------------
INSURANCE--LIFE & HEALTH (0.5%)
Conseco, Inc.
 8.75%, due 2/9/04.............      3,450,000      3,260,250
                                                 ------------
INTERNET SOFTWARE & SERVICES (0.1%)
PSINet, Inc.
 11.00%, due 8/1/09 (f)(j).....      6,860,000        411,600
 11.50%, due 11/1/08 (f)(j)....      2,500,000        150,000
                                                 ------------
                                                      561,600
                                                 ------------
LEISURE TIME (4.4%)
Anchor Gaming
 9.875%, due 10/15/08..........        770,000        818,125
Bally Total Fitness Holding
 Corp.
 Series D
 9.875%, due 10/15/07..........      7,605,000      7,547,963
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36...........      1,835,000      1,613,402
El Comandante Capital Corp.
 11.75%, due 12/15/03..........        891,000        623,700
Hollywood Casino Shreveport
 Capital Corp.
 13.00%, due 8/1/06............      1,605,000      1,685,250
 13.00%, due 8/1/06 (c)........      1,580,000      1,611,600
Hollywood Park, Inc., Series B
 9.25%, due 2/15/07............      2,119,000      1,949,480
 9.50%, due 8/1/07.............      2,755,000      2,534,600
Las Vegas Sands, Inc.
 12.25%, due 11/15/04..........      3,145,000      3,365,150
Mandalay Resort Group
 9.50%, due 8/1/08.............      1,822,000      1,906,267
Penn National Gaming, Inc.
 11.125%, due 3/1/08 (c).......      3,400,000      3,536,000
President Casinos, Inc.
 12.00%, due 9/15/01 (c)(i)....        895,000        716,000
 13.00%, due 9/15/01...........      1,752,000        438,000
Windsor Woodmont Black Hawk
 Resort Corp.
 Series B
 13.00%, due 3/15/05...........      1,500,000      1,396,875
                                                 ------------
                                                   29,742,412
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.8%)
Mark IV Industries, Inc.
 7.50%, due 9/1/07.............      8,570,000      5,227,700
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (0.6%)
Navigator Gas Transport PLC
 10.50%, due 6/30/07 (c).......  $   7,885,000   $  4,336,750
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (1.5%)
Baytex Energy Ltd.
 10.50%, due 2/15/11 (c).......      2,655,000      2,708,100
Energy Corp. of America
 Series A
 9.50%, due 5/15/07............      5,135,000      4,043,813
Mission Resources Corp.
 10.875%, due 4/1/07 (c).......      2,065,000      2,028,863
Petro Stopping Centers
 Holdings, L.P.
 Series B
 (zero coupon), due 8/1/08
 15.00%, beginning 8/1/04......      4,314,000      1,294,200
                                                 ------------
                                                   10,074,976
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.5%)
DevX Energy, Inc.
 12.50%, due 7/1/08............      3,108,000      3,076,920
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Pope & Talbot, Inc.
 8.375%, due 6/1/13............      1,700,000      1,564,000
                                                 ------------
PHOTOGRAPHY/IMAGING (0.1%)
Phoenix Color Corp.
 10.375%, due 2/1/09...........        910,000        737,100
                                                 ------------
PUBLISHING (1.2%)
General Media, Inc.
 15.00%, due 3/29/04 (g2)......          2,104      1,578,000
T/SF Communications Corp.
 Series B
 10.375%, due 11/1/07..........      3,290,000      3,166,625
Ziff Davis Media, Inc.
 Series B
 12.00%, due 7/15/10...........      5,620,000      3,091,000
                                                 ------------
                                                    7,835,625
                                                 ------------
PUBLISHING--NEWSPAPERS (1.0%)
CanWest Media, Inc.
 10.625%, due 5/15/11 (c)......      4,065,000      4,125,975
Garden State Newspapers, Inc.
 8.625%, due 7/1/11............      1,290,000      1,225,500
 Series B
 8.75%, due 10/1/09............      1,535,000      1,473,600
                                                 ------------
                                                    6,825,075
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
REAL ESTATE (2.0%)
Crescent Real Estate Equities
 L.P.
 7.00%, due 9/15/02............  $   2,085,000   $  2,079,250
 7.50%, due 9/15/07............     12,590,000     11,434,452
                                                 ------------
                                                   13,513,702
                                                 ------------
REAL ESTATE--
 INVESTMENT/MANAGEMENT (2.9%)
Blum CB Corp.
 11.25%, due 6/15/11 (c).......      5,290,000      5,197,425
Felcor Lodging L.P.
 9.50%, due 9/15/08............      5,070,000      5,095,350
Golden State Holdings, Inc.
 7.00%, due 8/1/03.............        620,000        620,035
 7.125%, due 8/1/05............        540,000        529,415
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11............      2,760,000      2,747,133
LNR Property Corp.
 Series B
 9.375%, due 3/15/08...........      4,585,000      4,401,600
 10.50%, due 1/15/09...........      1,350,000      1,350,000
MeriStar Hospitality Corp.
 9.00%, due 1/15/08 (c)........        105,000        105,787
                                                 ------------
                                                   20,046,745
                                                 ------------
RESTAURANTS (0.8%)
FRI-MRD Corp.
 14.00%, due 1/24/02
 (c)(f)(i).....................      3,000,000      1,950,000
 15.00%, due 1/24/02
 (c)(f)(i).....................      5,400,000      3,672,000
                                                 ------------
                                                    5,622,000
                                                 ------------
SPECIALIZED SERVICES (0.4%)
Protection One Alarm
 Monitoring, Inc.
 7.375%, due 8/15/05...........      3,095,000      2,352,200
                                                 ------------
SPECIALTY PRINTING (1.4%)
American Color Graphics, Inc.
 12.75%, due 8/1/05............      2,285,000      2,239,300
Quebecor Media, Inc.
 (zero coupon), due 7/15/11
 13.75%, beginning 7/15/06
 (c)...........................      8,925,000      4,774,875
 11.125%, due 7/15/11 (c)......      2,745,000      2,738,137
                                                 ------------
                                                    9,752,312
                                                 ------------
TECHNOLOGY (0.0%) (b)
Electronic Retailing Systems
 International, Inc.
 8.00%, due 8/1/04 (i)(k)(l)...        562,670         42,200
 10.00%, due 8/1/01
   (i)(k)(l)...................        570,722        218,301
                                                 ------------
                                                      260,501
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (2.1%)
Alamosa PCS Holdings, Inc.
 (zero coupon), due 2/15/10
 12.875%, beginning 2/15/05....  $   7,415,000   $  3,410,900
Colo.com
 13.875%, due 3/15/10
 (c)(g3).......................          3,125        445,313
IMPSAT Fiber Networks, Inc.
 13.75%, due 2/15/05...........      5,150,000      1,854,000
Loral Space &
 Communications Ltd.
 (zero coupon), due 1/15/07
 12.50%, beginning 1/15/02
 (g4)..........................          8,155      2,935,800
Nextel International, Inc.
 (zero coupon), due 4/15/08
 12.125%, beginning 4/15/03....      3,705,000        778,050
 12.75%, due 8/1/10............      4,840,000      1,403,600
PageMart Nationwide, Inc.
 15.00%, due 2/1/05 (f)........      3,915,000        391,500
PageMart Wireless, Inc.
 (zero coupon), due 2/1/08
 11.25%, beginning 2/1/03
 (f)(j)........................      5,000,000        250,000
US Unwired, Inc.
 Series B
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04....      6,320,000      3,104,700
                                                 ------------
                                                   14,573,863
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.6%)
NTL Communications Corp.,
 Series B
 11.50%, due 10/1/08...........        120,000         79,200
 11.875%, due 10/1/10..........      4,540,000      3,019,100
NTL, Inc., Series B
 11.50%, due 2/1/06............      1,855,000      1,252,125
                                                 ------------
                                                    4,350,425
                                                 ------------
TOBACCO (0.2%)
Standard Commercial Tobacco
 Co., Inc.
 8.875%, due 8/1/05............      1,235,000      1,174,794
                                                 ------------
TOYS (0.5%)
Hasbro, Inc.
 5.60%, due 11/1/05............        855,000        726,963
 6.60%, due 7/15/28............      1,580,000      1,037,556
 7.95%, due 3/15/03............      1,760,000      1,712,529
                                                 ------------
                                                    3,477,048
                                                 ------------
Total Corporate Bonds
 (Cost $479,554,933)...........                   408,468,324
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

FOREIGN BONDS (3.5%)

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                 ----------------------------
BROADCAST/MEDIA (0.4%)
Central European Media
 Enterprises Ltd.
 Series BR
 8.125%, due 8/15/04 (f).......  DM  2,930,000   $    395,376
SBS Broadcasting S.A.
 12.00%, due 6/15/08 (c)(m)....  E   2,540,000      2,107,349
                                                 ------------
                                                    2,502,725
                                                 ------------
CABLE TV (0.1%)
Ono Finance PLC
 13.00%, due 5/1/09............  E     440,000        283,102
                                                 ------------
PUBLISHING (2.7%)
IPC Media Ltd.
 (zero coupon), due 3/15/08
 10.75%, beginning 3/15/03.....  L   4,645,000      4,834,188
 9.625%, due 3/15/08...........      2,290,000      2,995,191
Regional Independent Media
 Group PLC
 (zero coupon), due 7/1/08
 12.875%, beginning 7/1/03
 (m)...........................      6,625,000      7,360,699
TDL Infomedia Group PLC
 12.125%, due 10/15/09.........      2,160,000      3,437,397
                                                 ------------
                                                   18,627,475
                                                 ------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (0.1%)
Global TeleSystems Europe B.V.
 11.00%, due 12/1/09 (f).......  E   4,870,000        577,210
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.2%)
NTL Communications Corp.
 9.875%, due 11/15/09..........  E   2,940,000      1,518,287
                                                 ------------
Total Foreign Bonds
 (Cost $31,907,792)............                    23,508,799
                                                 ------------
LOAN ASSIGNMENTS & PARTICIPATIONS (3.7%)
CABLE TV (0.7%)
Charter Communications
 Operating, LLC
 Bank debt, Term Loan
 6.91%, due 3/18/08 (i)(n).....  $   5,000,000      4,956,250
                                                 ------------
CHEMICALS (0.1%)
United Industries Corp.
 Bank debt, Revolver
 7.57%, due 1/20/05 (i)(n).....        145,994        134,680
 Bank debt, Term Loan A
 7.57%, due 1/20/05 (i)(n).....        538,702        496,953
                                                 ------------
                                                      631,633
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
ENTERTAINMENT (0.9%)
Carmike Cinemas, Inc.
 Bank debt, Revolver
 9.08%, due 11/10/02
 (f)(i)(n).....................  $   3,993,890   $  3,687,690
United Artists Theatre Circuit,
 Inc.
 Bank debt, Term Loan
 8.06%, due 2/2/05 (i)(n)......      2,244,346      2,151,767
                                                 ------------
                                                    5,839,457
                                                 ------------
HEALTH CARE--DRUGS (0.4%)
Caremark Rx, Inc.
 Term Loan
 7.76%, due 3/15/06 (i)(n).....      2,992,500      3,011,203
                                                 ------------
HOSPITALS/NURSING HOMES/
 HEALTH CARE (0.6%)
Genesis Health Ventures, Inc.
 Bank debt, Revolver
 7.24%, due 9/30/03 (i)(n).....        481,250        325,806
 Bank debt, Term Loan B
 7.49%, due 9/30/04 (i)(n).....      1,528,721      1,039,530
 Bank debt, Term Loan C
 7.74%, due 6/1/05 (i)(n)......      1,521,223      1,034,432
Multicare Companies, Inc. (The)
 Bank debt, Term Loan B
 9.51%, due 9/30/04
 (f)(i)(j)(n)..................      1,359,466        992,411
 Bank debt, Term Loan C
 10.35%, due 6/1/05
 (f)(i)(j)(n)..................        450,838        329,111
 Bank debt, Revolver
 10.75%, due 9/30/03
 (f)(i)(j)(n)..................        259,737        188,309
                                                 ------------
                                                    3,909,599
                                                 ------------
PUBLISHING (0.3%)
Ziff Davis Media, Inc.
 Bank debt, Term Loan B1
 7.51%, due 3/31/07 (i)(n).....        187,518        167,266
 Bank debt, Term Loan B2
 8.28%, due 3/31/07 (i)(n).....      1,807,474      1,612,267
                                                 ------------
                                                    1,779,533
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.6%)
GT Group Telecom Services Corp.
 Term Loan B
 8.6875%, due 6/30/08 (i)(n)...      2,304,787      1,815,020
 Term Loan A
 10.00%, due 6/30/08 (i)(n)....      3,225,213      2,539,855
                                                 ------------
                                                    4,354,875
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LOAN ASSIGNMENTS &
 PARTICIPATIONS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT          VALUE
                                 ----------------------------
TEXTILES--HOME FURNISHINGS (0.1%)
Synthetic Industries, Inc.
 Bridge Loan
 17.00%, due 6/14/08 (i)(n)....  $     665,000   $    392,350
                                                 ------------
Total Loan Assignments &
 Participations
 (Cost $24,917,088)............                    24,874,900
                                                 ------------
U.S. GOVERNMENT (0.2%)
UNITED STATES TREASURY
 BOND (0.2%)
 5.25%, due 2/15/29............      1,730,000      1,581,860
                                                 ------------
Total U.S. Government
 (Cost $1,602,342).............                     1,581,860
                                                 ------------
YANKEE BONDS (12.4%)
AIR FREIGHT (0.3%)
Pegasus Shipping (Hellas) Ltd.
 Series A
 11.875%, due 11/15/04 (f).....      5,010,000      1,803,600
                                                 ------------
BROADCAST/MEDIA (0.3%)
Central European Media
 Enterprises Ltd.
 9.375%, due 8/15/04 (f).......      3,490,000      1,116,800
Rogers Communications, Inc.
 8.875%, due 7/15/07...........        735,000        729,488
                                                 ------------
                                                    1,846,288
                                                 ------------
CABLE TV (4.6%)
British Sky Broadcasting
 Group PLC
 6.875%, due 2/23/09...........      2,195,000      2,014,733
 7.30%, due 10/15/06...........        715,000        698,297
Cablevision S.A.
 Series 10, Tranche 1
 13.75%, due 4/30/07...........      7,495,000      5,471,350
Comcast UK Cable Partners Ltd.
 11.20%, due 11/15/07..........      7,425,000      5,049,000
Rogers Cablesystems Ltd.
 Series B
 10.00%, due 3/15/05...........      2,210,000      2,359,175
 10.125%, due 9/1/12...........      2,545,000      2,704,063
 11.00%, due 12/1/15...........      1,400,000      1,571,500
Telewest Communications PLC
 9.875%, due 2/1/10............      3,425,000      2,877,000
United Pan-Europe
 Communications N.V., Series B
 (zero coupon), due 8/1/09
 12.50%, beginning 8/1/04......      6,750,000      1,080,000
 (zero coupon), due 11/1/09
 13.375%, beginning 11/1/04....     10,560,000      1,689,600

                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
CABLE TV (Continued)
United Pan-Europe
 Communications N.V., Series B (Continued)
 (zero coupon), due 2/1/10
 13.75%, beginning 2/1/05......  $   9,010,000   $  1,351,500
 10.875%, due 8/1/09...........      2,890,000      1,018,725
 11.25%, due 2/1/10............      7,135,000      2,675,625
 11.50%, due 2/1/10............      1,910,000        716,250
                                                 ------------
                                                   31,276,818
                                                 ------------
CHEMICALS (0.9%)
Octel Developments PLC
 10.00%, due 5/1/06............      5,760,000      5,875,200
                                                 ------------
CONSUMER PRODUCTS (0.0%) (b)
Semi-Tech Corp.
 11.50%, due 8/15/03 (f)(j)....      8,965,000         56,031
                                                 ------------
FINANCE (0.1%)
Intertek Finance PLC
 Series B
 10.25%, due 11/1/06...........      1,005,000        783,900
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.5%)
Normandy Yandal Operations Ltd.
 8.875%, due 4/1/08............      3,898,000      3,391,260
                                                 ------------
LEISURE TIME (0.4%)
Royal Caribbean Cruises Ltd.
 7.50%, due 10/15/27...........      3,335,000      2,636,761
                                                 ------------
OIL & GAS--EXPLORATION &
 PRODUCTION (0.5%)
Triton Energy Ltd.
 8.875%, due 10/1/07...........      3,405,000      3,490,125
                                                 ------------
STEEL (0.3%)
Algoma Steel, Inc.
 12.375%, due 7/15/05 (f)......     11,801,000      2,360,200
                                                 ------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (2.8%)
COLT Telecom Group PLC
 (zero coupon), due 12/15/06
 12.00%, beginning 12/1/01.....      2,085,000      1,876,500
Millicom International
 Cellular S.A.
 13.50%, due 6/1/06............     17,899,000     15,393,140
Telesystem International
 Wireless, Inc.
 Series C
 (zero coupon), due 11/1/07
 10.50%, beginning 11/1/02.....      9,975,000      2,094,750
360networks, Inc.
 13.00%, due 5/1/08 (f)........      3,510,000         52,650
                                                 ------------
                                                   19,417,040
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

YANKEE BONDS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
TELECOMMUNICATIONS--LONG DISTANCE (0.5%)
Call-Net Enterprises, Inc.
 (zero coupon), due 8/15/08
 8.94%, beginning 8/15/03......  $     225,000   $     41,625
 (zero coupon), due 8/15/07
 9.27%, beginning 8/15/02......      3,370,000        775,100
 (zero coupon), due 5/15/09
 10.80%, beginning 5/15/04.....      2,805,000        504,900
 9.375%, due 5/15/09...........      5,860,000      1,875,200
Hermes Europe Railtel B.V.
 11.50%, due 8/15/07 (f).......      2,955,000        472,800
                                                 ------------
                                                    3,669,625
                                                 ------------
TRANSPORTATION--SHIPPING (1.2%)
Ermis Maritime Holdings Ltd.
 12.50%, due 3/15/04
 (i)(l)(o).....................      4,605,000      3,921,618
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08...........        375,000        211,875
 10.50%, due 7/1/03............      1,170,000      1,023,750
 Series B
 10.75%, due 10/15/06..........      4,185,000      2,887,650
                                                 ------------
                                                    8,044,893
                                                 ------------
Total Yankee Bonds
 (Cost $126,711,032)...........                    84,651,741
                                                 ------------
Total Long-Term Bonds
 (Cost $710,538,777)...........                   584,092,391
                                                 ------------
COMMON STOCKS (3.7%)
                                    SHARES
                                 -------------
CABLE TV (0.3%)
Charter Communications, Inc.
 Class A (a)...................         77,100      1,800,285
                                                 ------------
ENTERTAINMENT (0.0%) (b)
United Artists Theatre
 Circuit, Inc. (a)(i)..........         71,229        142,458
                                                 ------------
FINANCE (0.0%) (b)
AMC Financial, Inc. (a)........        195,912        186,116
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.2%)
Placer Dome, Inc. .............        136,790      1,340,542
                                                 ------------
HEALTH CARE--HOSPITAL
 MANAGEMENT (0.4%)
Magellan Health Services, Inc.
 (a)...........................        184,950      2,367,360
                                                 ------------
HEALTH CARE--SERVICES (0.8%)
Apria Healthcare Group, Inc.
 (a)...........................        186,265      5,373,745
                                                 ------------
LEISURE TIME (0.2%)
Pinnacle Entertainment, Inc.
 (a)...........................        187,115      1,375,295
                                                 ------------


                                     SHARES         VALUE
                                 ----------------------------
MACHINERY-DIVERSIFIED (0.3%)
Harnischfeger Industries, Inc.
 (a)...........................        139,729   $  2,305,528
                                                 ------------
MANUFACTURING-DIVERSIFIED (0.0%) (b)
Colorado Prime Corp.
 (a)(i)(l)(o)..................         64,130            641
                                                 ------------
OIL--INTEGRATED DOMESTIC (0.2%)
Sunoco, Inc....................         45,000      1,648,350
                                                 ------------
PAPER & FOREST PRODUCTS (0.2%)
Abitibi-Consolidated, Inc.
 (p)...........................        184,370      1,410,431
                                                 ------------
TELECOMMUNICATIONS--
 CELLULAR/WIRELESS (0.3%)
@Track Communications, Inc.
 (a)...........................      1,170,019      1,930,531
International Wireless
 Communications Holdings, Inc.
 (a)...........................        375,879          3,759
                                                 ------------
                                                    1,934,290
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.2%)
Call-Net Enterprises, Inc.
 Class B (a)(p)................        439,525        220,110
ICO Global Communications
 Holdings Ltd. (a).............        393,348        629,357
 Class A (a)(i)(j).............        334,930        669,860
                                                 ------------
                                                    1,519,327
                                                 ------------
TELEPHONE (0.6%)
BellSouth Corp.................         32,700      1,316,829
SBC Communications, Inc. ......         32,700      1,309,962
Verizon Communications, Inc....         24,600      1,316,100
                                                 ------------
                                                    3,942,891
                                                 ------------
TEXTILES--APPAREL MANUFACTURING (0.0%) (b)
Hosiery Corp. of America, Inc.
 (a)...........................            500             50
                                                 ------------
Total Common Stocks
 (Cost $38,245,397)............                    25,347,309
                                                 ------------
PREFERRED STOCKS (3.9%)
BROADCAST/MEDIA (1.3%)
Paxson Communications Corp.
 12.50% (k)....................          9,449      9,071,270
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.4%)
North Atlantic Trading Co.,
 Inc.
 12.00% (k)....................        125,573      1,726,631
Pacific & Atlantic (Holdings)
 Inc.
 7.50%, Class A (i)(k)(q)......        153,164        842,402
                                                 ------------
                                                    2,569,033
                                                 ------------
MANUFACTURING--DIVERSIFIED (0.1%)
Colorado Prime Corp.
 (a)(i)(l)(o)..................          1,509        393,836
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

PREFERRED STOCKS (CONTINUED)
                                       SHARES        VALUE
                                 ----------------------------
PAPER & FOREST PRODUCTS (0.3%)
Paperboard Industries
 International, Inc.
 5.00%, Class A (c)(i)(p)(q)...        145,000   $  2,325,942
                                                 ------------
REAL ESTATE--
 INVESTMENT/MANAGEMENT (1.0%)
Sovereign Real Estate
 Investment Corp.
 12.00%, Series A (c)..........          7,155      7,119,225
                                                 ------------
TECHNOLOGY (0.0%) (b)
Electronic Retailing Systems
 International, Inc.
 Series A-1 (i)(k)(l)(q).......          4,247             43
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (0.8%)
ICG Holdings, Inc.
 14.25% (j)(k)(l)(o)...........          2,506             25
Nextel Communications, Inc.
 13.00%, Series D (k)..........          8,407      5,212,607
                                                 ------------
                                                    5,212,632
                                                 ------------
TRANSPORTATION--SHIPPING (0.0%) (b)
Ermis Maritime Holdings Ltd.
 (a)(i)(k)(l)(o)...............         70,835            708
                                                 ------------
Total Preferred Stocks
 (Cost $38,278,542)............                    26,692,689
                                                 ------------
RIGHTS (0.1%)
HOMEBUILDING (0.1%)
Amatek Industries Property Ltd.
 Common Rights (a).............          3,125            156
 Preferred Rights (a)..........        740,721        370,361
                                                 ------------
Total Rights
 (Cost $378,885)...............                       370,517
                                                 ------------
WARRANTS (0.1%)
FINANCE (0.0%) (b)
ASAT Finance LLC
 expire 11/1/06 (a)(c).........          1,530         76,500
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.0%) (b)
North Atlantic Trading Co.,
 Inc.
 expire 6/15/07 (a)(c).........             74              1
                                                 ------------
HOSPITALS/NURSING HOMES/
 HEALTH CARE (0.1%)
Harborside Healthcare Corp.
 Class A
 expire 8/1/09 (a)(i)..........        259,493        389,240
                                                 ------------

                                      SHARES         VALUE
                                 ----------------------------
LEISURE TIME (0.0%) (b)
Windsor Woodmont Black Hawk
 Resort Corp.
 expire 3/15/10 (a)(c).........          1,500   $      7,687
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.0%) (b)
Petro Stopping Centers
 Holdings L.P.
 expire 6/1/02 (a)(c)..........          4,314         43,140
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/
 WIRELESS (0.0%) (b)
Colo.com
 expire 3/15/10 (a)(c).........          3,125             31
Occidente y Caribe Celular,
 S.A.
 expire 3/15/04 (a)(c).........         10,680            107
Ubiquitel Operating Co.
 expire 4/15/10 (a)(c).........          2,510         29,493
                                                 ------------
                                                       29,631
                                                 ------------
TELECOMMUNICATIONS--LONG
 DISTANCE (0.0%) (b)
ICO Global Communications
 Holdings Ltd.
 expire 5/16/06 (a)............         98,787            988
                                                 ------------
Total Warrants
 (Cost $1,429,860).............                       547,187
                                                 ------------
SHORT-TERM
INVESTMENTS (4.9%)
                                   PRINCIPAL
                                    AMOUNT
                                 -------------
COMMERCIAL PAPER (2.2%)
Deutsche Bank Financial, Inc.
 3.92%, due 7/2/01.............  $   7,000,000      6,998,474
General Electric Capital Corp.
 3.75%, due 7/10/01............      5,075,000      5,069,708
UBS Finance Delaware LLC
 4.14%, due 7/2/01.............      3,025,000      3,024,304
                                                 ------------
Total Commercial Paper
 (Cost $15,092,486)............                    15,092,486
                                                 ------------
                                    SHARES
                                 -------------
INVESTMENT COMPANY (2.5%)
Merrill Lynch Premier
 Institutional Fund............     17,434,373     17,434,373
                                                 ------------
Total Investment Company
 (Cost $17,434,373)............                    17,434,373
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

SHORT-TERM
INVESTMENTS (CONTINUED)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                 ----------------------------
SHORT-TERM BOND (0.2%)
ELECTRIC POWER COMPANIES (0.2%)
Southern California Edison Co.
 6.6305%, due 2/2/02 (f).......  $   1,610,000   $  1,078,700
                                                 ------------
Total Short-Term Bond
 (Cost $1,433,179).............                     1,078,700
                                                 ------------
Total Short-Term Investments
 (Cost $33,960,038)............                    33,605,559
                                                 ------------
Total Investments
 (Cost $822,831,499) (r).......           98.4%   670,655,652(s)
Cash and Other Assets,
 Less Liabilities..............            1.6     10,693,824
                                 -------------   ------------
Net Assets.....................          100.0%  $681,349,476
                                 =============   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d)  Yankee bond.
(e) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(f)  Issue in default.
(g1) 8,375 Units--each unit reflects $1,000 principal amount of 14.00% Senior Notes plus one dollar equity value certificate.
(g2) 2,104 Units--each unit reflects $1,000 principal amount of 15.00% Senior Secured Notes plus 0.1923 shares of Series A preferred stock.
(g3) 3,125 Units--each unit reflects $1,000 principal amount of 13.875% Senior Notes plus 1 warrant to acquire 19.9718 shares of common stock at $0.01 per share at a future date.
(g4) 8,155 Units--each unit reflects $1,000 principal amount of 12.50% Senior Discount Notes plus one warrant to acquire 0.6628 shares of common stock.
(h) CIK ("Cash in Kind") -- interest payment is made with cash or additional securities.
(i)  Restricted security. (See Note 2J).
(j)  Issuer in bankruptcy.
(k) PIK ("Payment in Kind") -- interest or dividend payment is made with additional securities.
(l)  Illiquid security.
(m)  Partially segregated for forward contracts.
(n)  Floating rate. Rate shown is the rate in effect at June 30, 2001.
(o)  Fair valued security.
(p)  Canadian security.
(q)  Convertible security.
(r)  The cost for federal income tax purposes is $823,776,363.
(s) At June 30, 2001 net unrealized depreciation was $153,120,711, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $18,450,815 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $171,571,526.
(t)  The following abbreviations are used in the above portfolio:
     DM--Deutsche Mark
     E  --Euro
     L  --Pound Sterling

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

HIGH YIELD CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $822,831,499).........   $670,655,652
Cash.....................................        488,778
Receivables:
  Investment securities sold.............     16,486,709
  Dividends and interest.................     14,907,450
  Fund shares sold.......................        578,616
Unrealized appreciation on foreign
  currency forward contracts.............        111,380
                                            ------------
        Total assets.....................    703,228,585
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     20,958,622
  Fund shares redeemed...................        392,091
  Adviser................................        164,919
  Shareholder communication..............        114,646
  Administrator..........................        109,946
  Custodian..............................         15,039
Accrued expenses.........................        123,846
                                            ------------
        Total liabilities................     21,879,109
                                            ------------
Net assets applicable to outstanding
  shares.................................   $681,349,476
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    760,799
Additional paid-in capital...............    847,633,258
Accumulated undistributed net investment
  income.................................     34,478,238
Accumulated net realized loss on
  investments............................    (49,571,764)
Accumulated undistributed net realized
  gain on foreign currency
  transactions...........................        118,563
Net unrealized depreciation on
  investments............................   (152,175,847)
Net unrealized appreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....        106,229
                                            ------------
Net assets applicable to outstanding
  shares.................................   $681,349,476
                                            ============
Shares of capital stock outstanding......     76,079,906
                                            ============
Net asset value per share outstanding....   $       8.96
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $ 37,592,428
  Dividends (a)..........................      1,847,978
                                            ------------
        Total income.....................     39,440,406
                                            ------------
Expenses:
  Advisory...............................        990,839
  Administration.........................        660,560
  Professional...........................        111,349
  Shareholder communication..............         96,942
  Custodian..............................         30,729
  Directors..............................         10,676
  Portfolio pricing......................          8,776
  Miscellaneous..........................          9,094
                                            ------------
        Total expenses...................      1,918,965
                                            ------------
Net investment income....................     37,521,441
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized gain (loss) from:
  Security transactions..................    (28,271,911)
  Foreign currency transactions..........        118,563
                                            ------------
Net realized loss on investments and
  foreign currency transactions..........    (28,153,348)
                                            ------------
Net change in unrealized depreciation on:
  Security transactions..................      5,782,623
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...      1,143,176
                                            ------------
Net unrealized gain on investments and
  foreign currency transactions..........      6,925,799
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................    (21,227,549)
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 16,293,892
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $16,335.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

HIGH YIELD CORPORATE BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001            2000
                                                              ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income......................................  $  37,521,441   $ 80,500,924
 Net realized loss on investments and foreign currency
   transactions.............................................    (28,153,348)   (17,569,888)
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............      6,925,799   (101,379,337)
                                                              -------------   ------------
 Net increase (decrease) in net assets resulting from
   operations...............................................     16,293,892    (38,448,301)
                                                              -------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................       (533,300)   (80,147,317)
 From net realized gain on investments......................             --        (30,766)
 In excess of net investment income.........................             --     (2,634,968)
                                                              -------------   ------------
   Total dividends and distributions to shareholders........       (533,300)   (82,813,051)
                                                              -------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................     64,979,133     42,572,394
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............        533,300     82,813,051
                                                              -------------   ------------
                                                                 65,512,433    125,385,445
 Cost of shares redeemed....................................    (16,730,614)   (72,273,509)
                                                              -------------   ------------
 Increase in net assets derived from capital share
   transactions.............................................     48,781,819     53,111,936
                                                              -------------   ------------
Net increase (decrease) in net assets.......................     64,542,411    (68,149,416)
NET ASSETS:
Beginning of period.........................................    616,807,065    684,956,481
                                                              -------------   ------------
End of period...............................................  $ 681,349,476   $616,807,065
                                                              =============   ============
Accumulated undistributed net investment income (excess
 distribution) at end of period.............................  $  34,478,238   $ (2,634,968)
                                                              =============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                               SIX MONTHS
                                                 ENDED
                                                JUNE 30,                         YEAR ENDED DECEMBER 31
                                                 2001*          2000         1999         1998         1997         1996
                                               ---------------------------------------------------------------------------
Net asset value at beginning of period.......   $   8.72      $  10.69     $  10.92     $  11.73     $  11.61     $  10.55
                                                --------      --------     --------     --------     --------     --------
Net investment income........................       0.50          1.32         1.31         1.08         0.85         0.59
Net realized and unrealized gain (loss) on
 investments.................................      (0.26)        (1.96)        0.07        (0.76)        0.65         1.22
Net realized and unrealized gain (loss) on
 foreign currency transactions...............       0.01          0.02         0.01        (0.00)(a)       --           --
                                                --------      --------     --------     --------     --------     --------
Total from investment operations.............       0.25         (0.62)        1.39         0.32         1.50         1.81
                                                --------      --------     --------     --------     --------     --------
Less dividends and distributions:
 From net investment income..................      (0.01)        (1.31)       (1.32)       (1.09)       (0.84)       (0.59)
 From net realized gain on investments.......         --         (0.00)(a)    (0.23)       (0.04)       (0.54)       (0.16)
 In excess of net investment income..........         --         (0.04)       (0.06)          --           --           --
 In excess of net realized gain on
   investments...............................         --            --        (0.01)          --           --           --
                                                --------      --------     --------     --------     --------     --------
Total dividends and distributions............      (0.01)        (1.35)       (1.62)       (1.13)       (1.38)       (0.75)
                                                --------      --------     --------     --------     --------     --------
Net asset value at end of period.............   $   8.96      $   8.72     $  10.69     $  10.92     $  11.73     $  11.61
                                                ========      ========     ========     ========     ========     ========
Total investment return......................       2.84%(b)     (5.87%)      12.84%        2.66%       13.03%       17.16%
Ratios (to average net assets)/Supplemental
 Data:
 Net investment income.......................      11.36%+       12.10%       11.33%        9.93%        8.84%        8.59%
 Net expenses................................       0.58%+        0.60%        0.57%        0.58%        0.59%        0.67%
 Expenses (before reimbursement).............       0.58%+        0.60%        0.57%        0.58%        0.59%        0.71%
Portfolio turnover rate......................         30%           64%          93%         151%         153%         149%
Net assets at end of period (in 000's).......   $681,349      $616,807     $684,956     $569,813     $424,567     $205,001

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

COMMON STOCKS (90.5%)+
                                       SHARES        VALUE
                                     ------------------------
AUSTRALIA (1.3%)
AMP, Ltd. (insurance)..............      15,675   $   175,162
Commonwealth Bank of Australia
 (banking).........................       7,293       126,545
National Australia Bank, Ltd.
 (banking).........................      24,835       442,309
                                                  -----------
                                                      744,016
                                                  -----------
BELGIUM (2.0%)
Electrabel, S.A.
 (utilities-electrical & gas)......       1,450       286,268
Fortis AG (insurance)..............      35,737       862,263
                                                  -----------
                                                    1,148,531
                                                  -----------
FINLAND (2.0%)
Nokia Oyj Class A (electrical &
 electronics)......................      49,473     1,121,226
                                                  -----------
FRANCE (15.0%)
Aventis, S.A. (health & personal
 care).............................       7,629       609,054
AXA, S.A. (insurance)..............      10,296       293,312
BNP Paribas, S.A. (banking)........       3,215       279,802
Dexia (business & public
 services).........................     129,080     2,034,770
Elf Aquitaine, S.A. (energy
 sources)..........................           1           157
Groupe Danone, S.A. (food &
 household products)...............      16,539     2,269,703
L'Oreal, S.A. (health & personal
 care).............................       6,315       407,652
Pernod-Ricard, S.A. (beverages &
 tobacco)..........................       2,210       154,917
Sanofi-Synthelabo, S.A. (health &
 personal care)....................      10,100       662,674
Societe Generale, S.A. Class A
 (banking).........................       3,604       213,427
Suez, S.A. (business & public
 services).........................      17,548       564,531
Suez, S.A. Strip (business & public
 services) (a)(b)..................       7,700            65
Total Fina Elf, S.A. (energy
 sources)..........................       7,355     1,029,900
Total Fina Elf, S.A. Strip (energy
 sources) (a)(b)...................       2,070            18
                                                  -----------
                                                    8,519,982
                                                  -----------
GERMANY (4.9%)
Allianz AG Registered
 (insurance).......................       1,589       466,396
Bayerische Motoren Werke (BMW) AG
 (automobiles).....................      25,805       849,826
E.On AG (utilities-electrical &
 gas)..............................      11,582       602,045
Henkel KGaA (multi-industry).......       7,086       410,931
Muenchener Rueckversicherungs-
 Gesellschaft AG Registered
 (insurance).......................         707       198,417
RWE AG (utilities-electrical &
 gas)..............................       6,399       253,533
                                                  -----------
                                                    2,781,148
                                                  -----------

                                        SHARES       VALUE
                                     ------------------------
HONG KONG (7.0%)
Hang Seng Bank, Ltd. (banking).....      34,000   $   348,723
Hongkong Electric Holdings, Ltd.
 (utilities-electrical & gas)......     769,000     2,957,735
Yue Yuen Industrial Holdings, Ltd.
 (recreation & other consumer
 goods)............................     334,000       663,728
                                                  -----------
                                                    3,970,186
                                                  -----------
IRELAND (1.4%)
Allied Irish Banks PLC (banking)...      40,950       457,620
CRH PLC (building materials &
 components).......................      18,768       314,601
                                                  -----------
                                                      772,221
                                                  -----------
ITALY (1.0%)
ENI S.p.A. (energy sources)........      47,281       576,403
                                                  -----------
JAPAN (8.1%)
Canon, Inc. (data processing &
 reproduction).....................      45,000     1,818,482
Honda Motor Co., Ltd.
 (automobiles).....................      13,000       571,202
Nissan Motor Co., Ltd.
 (automobiles).....................      28,000       193,298
Sankyo Co., Ltd. (health & personal
 care).............................      28,000       505,134
Sony Corp. (appliances & household
 durables).........................       7,700       506,257
Sumitomo Mitsui Banking Corp.
 (banking).........................         800         6,607
Takeda Chemical Industries, Ltd.
 (health & personal care)..........       9,000       418,540
Yamanouchi Pharmaceutical Co., Ltd.
 (health & personal care)..........      22,000       617,386
                                                  -----------
                                                    4,636,906
                                                  -----------
NETHERLANDS (7.7%)
Heineken N.V. (beverages &
 tobacco)..........................       4,677       188,593
ING Groep N.V. (financial
 services).........................       8,686       567,693
Koninklijke Ahold N.V.
 (merchandising)...................       5,400       169,150
Royal Dutch Petroleum Co. (energy
 sources)..........................      12,409       714,159
TNT Post Group N.V. (business &
 public services)..................      95,280     1,988,362
Unilever (CVA) N.V. (food &
 household products)...............      12,320       738,449
                                                  -----------
                                                    4,366,406
                                                  -----------
SINGAPORE (2.1%)
DBS Group Holdings, Ltd.
 (banking).........................     106,000       779,582
Singapore Press Holdings, Ltd.
 (broadcasting & publishing).......      36,000       395,170
                                                  -----------
                                                    1,174,752
                                                  -----------
SPAIN (2.3%)
Banco Popular Espanol, S.A.
 (banking).........................      24,992       873,620
Iberdrola, S.A.
 (utilities-electrical & gas)......      21,943       281,440
Repsol, S.A. (energy sources)......      10,998       181,562
                                                  -----------
                                                    1,336,622
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                         SHARES      VALUE
                                     ------------------------
SWEDEN (4.1%)
AstraZeneca AB Series A (health &
 personal care)....................       6,104   $   282,056
Nordea AB FDR (banking)............     366,931     2,081,306
                                                  -----------
                                                    2,363,362
                                                  -----------
SWITZERLAND (10.6%)
Credit Suisse Group Registered
 (banking).........................       2,131       350,326
Nestle S.A. Registered (food &
 household products)...............       5,365     1,140,155
Novartis AG Registered (health &
 personal care)....................      56,463     2,043,347
Roche Holdings AG Genusscheine
 (health & personal care)..........       7,900       569,151
Swiss Re Registered (insurance)....         155       309,741
UBS AG Registered (banking)........       4,966       711,402
Zurich Financial Services AG
 (insurance).......................       2,588       882,583
                                                  -----------
                                                    6,006,705
                                                  -----------
UNITED KINGDOM (20.2%)
Abbey National PLC (banking).......      17,788       311,460
Amvescap PLC (financial
 services).........................      17,100       297,009
Bass PLC (leisure & tourism).......      38,109       398,219
BG Group PLC (utilities-electrical
 & gas)............................      43,513       171,503
Boots Co. PLC (merchandising)......      30,923       261,374
BP Amoco PLC (energy sources)......      53,782       442,107
Diageo PLC (beverages & tobacco)...      45,286       496,781
GlaxoSmithKline PLC (health &
 personal care)....................      45,440     1,278,128
Kingfisher PLC (merchandising).....     117,256       634,483
Lloyds TSB Group PLC (banking).....     142,774     1,428,664
Prudential PLC (insurance).........     155,378     1,881,476
Reckitt Benckiser PLC (food &
 household products)...............      22,045       317,790
Rentokil Initial PLC (business &
 public services)..................     222,330       753,566
Rio Tinto PLC Registered (metals-
 nonferrous).......................      21,500       381,596
Sainsbury (J.) PLC
 (merchandising)...................      16,234       101,200
Tesco PLC (merchandising)..........      65,295       235,545
Vodafone Group PLC
 (telecommunications)..............     529,731     1,173,389
WPP Group PLC (business & public
 services).........................      95,401       939,198
                                                  -----------
                                                   11,503,488
                                                  -----------
UNITED STATES (0.8%)
Pharmacia Corp. SDR (health &
 personal care)....................       9,540       444,336
                                                  -----------
Total Common Stocks (Cost
 $51,943,549)......................                51,466,290
                                                  -----------

SHORT-TERM INVESTMENTS (6.7%)
                                       PRINCIPAL
                                        AMOUNT        VALUE
                                     -------------------------
COMMERCIAL PAPER (4.9%)
UNITED STATES (4.9%)
Deutsche Bank Financial, Inc.
 3.92%, due 7/2/01 (financial
 services).........................  $2,000,000   $ 1,999,564
UBS Finance Corp. 4.14%, due 7/2/01
 (financial services)..............     800,000       799,816
                                                  -----------
Total Commercial Paper (Cost
 $2,799,380).......................                 2,799,380
                                                  -----------
                                       SHARES
                                     ----------
INVESTMENT COMPANY (1.8%)
UNITED STATES (1.8%)
Merrill Lynch Premier Institutional
 Fund (investment company).........   1,000,000     1,000,000
                                                  -----------
Total Investment Company (Cost
 $1,000,000).......................                 1,000,000
                                                  -----------
Total Short-Term Investments (Cost
 $3,799,380).......................                 3,799,380
                                                  -----------
Total Investments  (Cost
 $55,742,928) (c)..................        97.2%   55,265,670(d)
Cash and Other Assets, Less
 Liabilities.......................         2.8     1,609,759
                                     ----------   -----------
Net Assets.........................       100.0%  $56,875,429
                                     ==========   ===========

------------
(a)  Non-income producing security.
(b) Strip securities represent a secondary class of shares traded in the foreign market.
(c)  The cost for federal income tax purposes is $55,972,812.
(d) At June 30, 2001 net unrealized depreciation for securities was $707,142, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,889,783 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,596,925.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

The table below sets forth the diversification of International Equity Portfolio investments by industry.

INDUSTRY
DIVERSIFICATION

                                    VALUE       PERCENT +
                                 ------------------------
Appliances & Household
  Durables....................   $   506,257        0.9%
Automobiles...................     1,614,327        2.8
Banking.......................     8,411,392       14.8
Beverages & Tobacco...........       840,290        1.5
Broadcasting & Publishing.....       395,170        0.7
Building Materials &
  Components..................       314,601        0.5
Business & Public Services....     6,280,492       11.0
Data Processing &
  Reproduction................     1,818,482        3.2
Electrical & Electronics......     1,121,226        2.0
Energy Sources................     2,944,305        5.2
Financial Services............     3,664,082        6.4
Food & Household Products.....     4,466,097        7.9
Health & Personal Care........     7,837,460       13.8
Insurance.....................     5,069,351        8.9
Investment Company............     1,000,000        1.7
Leisure & Tourism.............       398,219        0.7
Merchandising.................     1,401,751        2.5
Metals--Nonferrous............       381,596        0.7
Multi-Industry................       410,931        0.7
Recreation & Other Consumer
  Goods.......................       663,728        1.2
Telecommunications............     1,173,389        2.1
Utilities--Electrical & Gas...     4,552,524        8.0
                                 -----------     ------
                                  55,265,670       97.2
Cash and Other Assets, Less
  Liabilities.................     1,609,759        2.8
                                 -----------     ------
Net Assets....................   $56,875,429      100.0%
                                 ===========     ======

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $55,742,928)..........   $ 55,265,670
Cash denominated in foreign currencies
  (identified cost $1,956,369)...........      1,935,719
Cash.....................................        151,248
Receivables:
  Investment securities sold.............      1,951,911
  Fund shares sold.......................        557,889
  Dividends and interest.................        169,336
                                            ------------
        Total assets.....................     60,031,773
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      3,082,351
  Adviser................................         27,438
  Professional...........................         20,485
  Administrator..........................          9,146
  Custodian..............................          3,910
Accrued expenses.........................         13,014
                                            ------------
        Total liabilities................      3,156,344
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 56,875,429
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $     55,134
Additional paid-in capital...............     63,130,560
Accumulated undistributed net investment
  income.................................        215,880
Accumulated net realized loss on
  investments............................     (5,948,992)
Accumulated net realized loss on foreign
  currency transactions..................        (61,574)
Net unrealized depreciation on
  investments............................       (477,258)
Net unrealized depreciation on
  translation of other assets and
  liabilities in foreign currencies and
  foreign currency forward contracts.....        (38,321)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $ 56,875,429
                                            ============
Shares of capital stock outstanding......      5,513,350
                                            ============
Net asset value per share outstanding....   $      10.32
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends (a)..........................   $    824,633
  Interest...............................         70,780
                                            ------------
        Total income.....................        895,413
                                            ------------
Expenses:
  Advisory...............................        179,434
  Administration.........................         59,811
  Custodian..............................         28,915
  Professional...........................         20,718
  Shareholder communication..............         11,317
  Portfolio pricing......................         10,888
  Directors..............................          1,058
  Miscellaneous..........................          8,175
                                            ------------
        Total expenses...................        320,316
                                            ------------
Net investment income....................        575,097
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Net realized loss from:
  Security transactions..................     (5,716,344)
  Option transactions....................        (42,054)
  Foreign currency transactions..........        (61,574)
                                            ------------
Net realized loss on investments and
  foreign currency transactions..........     (5,819,972)
                                            ------------
Net change in unrealized appreciation
  (depreciation) on:
  Security transactions..................     (2,700,496)
  Translation of other assets and
    liabilities in foreign currencies and
    foreign currency forward contracts...         33,652
                                            ------------
Net unrealized loss on investments and
  foreign currency transactions..........     (2,666,844)
                                            ------------
Net realized and unrealized loss on
  investments and foreign currency
  transactions...........................     (8,486,816)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $ (7,911,719)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $108,728.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              ---------------------------
DECREASE IN NET ASSETS:
Operations:
 Net investment income......................................  $    575,097   $    360,861
 Net realized gain (loss) on investments and foreign
   currency transactions....................................    (5,819,972)     3,183,182
 Net change in unrealized appreciation (depreciation) on
   investments and foreign currency transactions............    (2,666,844)   (17,113,131)
                                                              ------------   ------------
 Net decrease in net assets resulting from operations.......    (7,911,719)   (13,569,088)
                                                              ------------   ------------
Dividends and distributions to shareholders:
 From net investment income.................................      (465,067)      (464,356)
 From net realized gain on investments and foreign currency
   transactions.............................................      (172,701)    (3,655,859)
                                                              ------------   ------------
   Total dividends and distributions to shareholders........      (637,768)    (4,120,215)
                                                              ------------   ------------
Capital share transactions:
 Net proceeds from sale of shares...........................    41,573,185     34,833,870
 Net asset value of shares issued to shareholders in
   reinvestment of dividends and distributions..............       637,768      4,120,215
                                                              ------------   ------------
                                                                42,210,953     38,954,085
 Cost of shares redeemed....................................   (42,215,041)   (28,175,088)
                                                              ------------   ------------
 Increase (decrease) in net assets derived from capital
   share transactions.......................................        (4,088)    10,778,997
                                                              ------------   ------------
Net decrease in net assets..................................    (8,553,575)    (6,910,306)
NET ASSETS:
Beginning of period.........................................    65,429,004     72,339,310
                                                              ------------   ------------
End of period...............................................  $ 56,875,429   $ 65,429,004
                                                              ============   ============
Accumulated undistributed net investment income at end of
 period.....................................................  $    215,880   $    105,850
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                     SIX MONTHS
                                                       ENDED
                                                      JUNE 30,                       YEAR ENDED DECEMBER 31
                                                       2001*          2000        1999        1998        1997        1996
                                                     -----------------------------------------------------------------------
Net asset value at beginning of period...........    $    11.90     $  15.48    $  12.40    $  10.31    $  10.65    $  10.20
                                                     ----------     --------    --------    --------    --------    --------
Net investment income............................          0.10(a)      0.07(a)     0.11        0.23        1.06        0.44
Net realized and unrealized gain (loss) on
 investments.....................................         (1.56)       (2.97)       3.46        2.20        0.27        0.06
Net realized and unrealized gain (loss) on
 foreign currency transactions...................         (0.01)        0.12       (0.12)      (0.05)      (0.78)       0.56
                                                     ----------     --------    --------    --------    --------    --------
Total from investment operations.................         (1.47)       (2.78)       3.45        2.38        0.55        1.06
                                                     ----------     --------    --------    --------    --------    --------
Less dividends and distributions:
 From net investment income......................         (0.08)       (0.09)         --       (0.23)      (0.89)      (0.60)
 From net realized gain on investments and
   foreign currency transactions.................         (0.03)       (0.71)      (0.32)         --          --       (0.01)
 In excess of net investment income..............            --           --       (0.05)      (0.06)         --          --
                                                     ----------     --------    --------    --------    --------    --------
Total dividends and distributions................         (0.11)       (0.80)      (0.37)      (0.29)      (0.89)      (0.61)
                                                     ----------     --------    --------    --------    --------    --------
Net asset value at end of period.................    $    10.32     $  11.90    $  15.48    $  12.40    $  10.31    $  10.65
                                                     ==========     ========    ========    ========    ========    ========
Total investment return..........................        (12.37%)(b)   (18.06%)    28.06%      23.11%       5.17%      10.54%
Ratios (to average net assets)/Supplemental Data:
 Net investment income...........................          1.92%+       0.53%       0.78%       1.13%       1.25%       1.01%
 Net expenses....................................          1.07%+       1.01%       1.07%       0.97%       0.97%       0.97%
 Expenses (before reimbursement).................          1.07%+       1.01%       1.07%       1.17%       1.25%       1.51%
Portfolio turnover rate..........................            58%          28%         37%         57%         61%         16%
Net assets at end of period (in 000's)...........    $   56,875     $ 65,429    $ 72,339    $ 38,006    $ 30,272    $ 34,509

------------
(a) Per share data based on average shares outstanding during the period.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

LONG-TERM BONDS (37.6%)+
ASSET-BACKED SECURITIES (3.3%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   --------------------------
AIR FREIGHT (0.1%)
Atlas Air, Inc.
 Pass-Through Certificates Series
 1999-1 Class C
 8.01%, due 1/2/10...............  $   149,420   $    149,720
 8.77%, due 1/2/11...............      352,598        359,012
                                                 ------------
                                                      508,732
                                                 ------------
AIRPLANE LEASES (0.2%)
AerCo Ltd.
 Series 2A Class A3
 4.44%, due 7/15/23 (f)..........    1,100,000      1,100,110
                                                 ------------
AUTO LEASES (0.4%)
AmSouth Auto Trust
 Series 2000-1 Class A3
 6.67%, due 7/15/04 (e)..........    2,835,000      2,926,202
                                                 ------------
AUTOMOBILES (0.4%)
DaimlerChrysler Auto Trust Series
 2000-B Class A3
 7.53%, due 5/10/04 (e)(f).......    2,580,000      2,664,572
                                                 ------------
COMMERCIAL & CONSUMER SERVICES (0.2%)
Arran One Ltd.
 Series 2000-A Class B
 4.23%, due 3/15/05 (f)(g).......    2,050,000      2,048,360
                                                 ------------
ELECTRIC POWER COMPANIES (1.3%)
AES Eastern Energy, L.P., Pass-
 Through Certificates
 Series 1999-B
 9.00%, due 1/2/17...............      430,000        440,135
 9.67%, due 1/2/29...............      650,000        680,875
Connecticut RRB Special Purpose
 Trust, Series 2001-1 Class A5
 6.21%, due 12/30/11 (e).........    3,235,000      3,173,050
ESI Tractebel Acquisition Corp.
 Series B
 7.99%, due 12/30/11.............      445,000        433,813
PECO Energy Transition Trust
 Series 2001-A Class A1
 6.52%, due 12/31/10 (e).........    4,580,000      4,562,779
                                                 ------------
                                                    9,290,652
                                                 ------------
INDEPENDENT POWER PRODUCER (0.1%)
Tiverton/Rumford Power Associates
 Ltd., L.P.
 Pass-Through Certificates
 9.00%, due 7/15/18 (c)..........      670,000        664,493
                                                 ------------
LEISURE TIME (0.2%)
Harley-Davidson Eaglemark
 Motorcycle Trust, Series 1999-1
 Class A2
 5.52%, due 2/15/05..............    1,450,000      1,463,355
                                                 ------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
UTILITIES--ELECTRIC & GAS (0.4%)
Public Service Electric & Gas
 Transition Funding LLC
 Series 2001-1 Class A7
 6.75%, due 6/15/16 (e)..........  $ 2,980,000   $  2,962,716
                                                 ------------
Total Asset-Backed Securities
 (Cost $23,517,750)..............                  23,629,192
                                                 ------------
CORPORATE BONDS (12.5%)
BANKS--MAJOR REGIONAL (1.3%)
Capital One Bank
 Series BNKT
 6.875%, due 2/1/06..............    5,545,000      5,421,846
U.S. Bancorp
 7.50%, due 6/1/26...............    2,200,000      2,314,950
Wells Fargo Co.
 7.20%, due 5/1/03...............    1,410,000      1,467,091
                                                 ------------
                                                    9,203,887
                                                 ------------
BEVERAGES--ALCOHOLIC (0.3%)
Anheuser-Busch Cos., Inc.
 6.80%, due 1/15/31..............    1,020,000      1,011,503
Canandaigua Brands, Inc.
 8.625%, due 8/1/06..............      275,000        278,437
Constellation Brands, Inc.
 8.00%, due 2/15/08 (c)..........      355,000        354,112
                                                 ------------
                                                    1,644,052
                                                 ------------
BROADCAST/MEDIA (0.8%)
News America, Inc.
 7.25%, due 5/18/18..............      400,000        363,681
Time Warner Entertainment Co.
 10.15%, due 5/1/12..............    4,130,000      5,086,880
                                                 ------------
                                                    5,450,561
                                                 ------------
CABLE TV (0.1%)
CSC Holdings, Inc.
 7.625%, due 4/1/11 (c)..........      655,000        624,875
                                                 ------------
CHEMICALS--SPECIALTY (0.0%)(b)
Millennium America Inc.
 9.25%, due 6/15/08 (c)..........      260,000        258,700
                                                 ------------
COMMERCIAL & CONSUMER SERVICES (0.1%)
Hertz Corp.
 8.25%, due 6/1/05...............      975,000      1,038,277
                                                 ------------
COMPUTER SYSTEMS (0.0%)(b)
Unisys Corp.
 8.125%, due 6/1/06..............      170,000        165,325
                                                 ------------
CONSTRUCTION & HOUSING (0.5%)
Masco Corp.
 6.75%, due 3/15/06..............    3,590,000      3,615,992
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                      AMOUNT        VALUE
                                   --------------------------
COSMETICS/PERSONAL CARE (0.4%)
International Flavors &
 Fragrances, Inc.
 6.45%, due 5/15/06 (c)..........  $ 2,615,000   $  2,618,504
                                                 ------------
ELECTRIC POWER COMPANIES (2.2%)
AES Corp., (The)
 7.375%, due 6/15/14.............    4,025,000      3,974,687
 8.75%, due 12/15/02.............      210,000        212,100
Avista Corp.
 9.75%, due 6/1/08 (c)...........      345,000        368,246
CMS Energy Corp.
 Series B
 6.75%, due 1/15/04..............      435,000        423,201
 8.90%, due 7/15/08..............       85,000         84,529
CMS Energy Corp. & Atlantic
 Methanol Capital Co.
 Series A-1
 10.875%, due 12/15/04 (c).......      140,000        145,600
PG&E National Energy Group, Inc.
 10.375%, due 5/16/11 (c)........      260,000        259,523
Progress Energy Inc.
 6.55%, due 3/1/04...............    2,640,000      2,695,308
PSEG Energy Holdings, Inc.
 8.625%, due 2/15/08 (c).........    1,130,000      1,139,388
PSEG Power LLC
 6.875%, due 4/15/06 (c).........    5,670,000      5,710,263
Western Resources, Inc.
 6.25%, due 8/15/18..............       65,000         62,507
 6.875%, due 8/1/04..............       25,000         24,206
 7.125%, due 8/1/09..............      320,000        284,720
                                                 ------------
                                                   15,384,278
                                                 ------------
ELECTRONICS--COMPONENTS (0.0%)(b)
Thomas & Betts Corp.
 6.625%, due 5/7/08..............      155,000        118,538
                                                 ------------
FINANCE (0.8%)
Associates Corp. of North America
 6.10%, due 1/15/05..............    2,070,000      2,091,155
Boeing Capital Corp.
 6.10%, due 3/1/11...............    2,760,000      2,689,924
General Electric Capital Corp.
 Series A
 6.875%, due 11/15/10............      830,000        862,030
                                                 ------------
                                                    5,643,109
                                                 ------------
FOOD (0.0%)(b)
Smithfield Foods, Inc.
 7.625%, due 2/15/08.............      140,000        136,500
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTION (0.0%)(b)
McKesson HBOC, Inc.
 7.65%, due 3/1/27...............      300,000        265,143
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.1%)
Newmont Mining Corp.
 8.625%, due 5/15/11.............      780,000        770,173
                                                 ------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.1%)
HCA-The Healthcare Corp.
 7.875%, due 2/1/11..............  $   130,000   $    131,058
 8.75%, due 9/1/10...............      300,000        318,388
Tenet Health Care Corp.
 8.00%, due 1/15/05..............      440,000        451,550
                                                 ------------
                                                      900,996
                                                 ------------
HEAVY DUTY TRUCKS (0.0%)(b)
Navistar International Corp.
 9.375%, due 6/1/06 (c)..........      205,000        208,075
                                                 ------------
HOMEBUILDING (0.0%) (b)
D.R. Horton, Inc.
 8.00%, due 2/1/09...............      280,000        270,200
                                                 ------------
HOSPITALS/NURSING HOMES/ HEALTH CARE (0.1%)
Manor Care Inc.
 8.00%, due 3/1/08...............      375,000        376,875
                                                 ------------
HOTEL (0.6%)
Hilton Hotels Corp.
 7.50%, due 12/15/17.............      155,000        134,707
 7.625%, due 5/15/08.............    3,770,000      3,676,742
MGM Mirage, Inc.
 8.375%, due 2/1/11..............      340,000        342,125
Starwood Hotels & Resorts
 Worldwide, Inc.
 7.375%, due 11/15/15............      480,000        439,521
                                                 ------------
                                                    4,593,095
                                                 ------------
INDEPENDENT POWER PRODUCER (0.4%)
Calpine Canada Energy Finance ULC
 8.50%, due 5/1/08...............      340,000        331,486
Calpine Corp.
 7.875%, due 4/1/08..............      100,000         95,439
 8.50%, due 2/15/11..............    2,575,000      2,467,339
                                                 ------------
                                                    2,894,264
                                                 ------------
INSURANCE--LIFE & HEALTH (0.2%)
UnumProvident Corp.
 7.625%, due 3/1/11..............    1,505,000      1,543,377
                                                 ------------
LEISURE TIME (0.1%)
Circus Circus Enterprises, Inc.
 7.00%, due 11/15/36.............      170,000        149,470
Park Place Entertainment Corp.
 8.875%, due 9/15/08.............      225,000        231,187
Station Casinos, Inc.
 8.375%, due 2/15/08.............      565,000        567,119
                                                 ------------
                                                      947,776
                                                 ------------
MANUFACTURING--SPECIALIZED (0.1%)
Briggs & Stratton Corp.
 8.875%, due 3/15/11 (c).........      395,000        398,950
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

CORPORATE BONDS (CONTINUED)
                                      PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
OIL & GAS--EXPLORATION & PRODUCTION (0.3%)
Burlington Resources Inc.
 6.68%, due 2/15/11..............  $ 2,235,000   $  2,225,255
                                                 ------------
PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Group
 7.50%, due 5/15/06..............    1,845,000      1,843,635
Pope & Talbot, Inc.
 8.375%, due 6/1/13..............      475,000        437,000
Westvaco Corp.
 7.95%, due 2/15/31..............    2,365,000      2,315,713
                                                 ------------
                                                    4,596,348
                                                 ------------
POLLUTION CONTROL (0.4%)
Waste Management, Inc.
 7.375%, due 8/1/01..............      705,000        709,286
 8.00%, due 4/30/04..............    2,085,000      2,173,613
                                                 ------------
                                                    2,882,899
                                                 ------------
REAL ESTATE (0.1%)
Crescent Real Estate Equities
 L.P.
 7.00%, due 9/15/02..............      140,000        139,614
 7.50%, due 9/15/07 (f)..........      335,000        304,253
                                                 ------------
                                                      443,867
                                                 ------------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.3%)
Felcor Lodging LP
 9.50%, due 9/15/08..............      545,000        547,725
GS Escrow Corp.
 7.00%, due 8/1/03...............      225,000        225,013
 7.125%, due 8/1/05..............      805,000        789,221
Healthcare Realty Trust, Inc.
 8.125%, due 5/1/11..............      260,000        258,788
Hospitality Properties Trust
 7.00%, due 3/1/08...............      220,000        205,723
MeriStar Hospitality Corp.
 9.00%, due 1/15/08 (c)..........      180,000        181,350
                                                 ------------
                                                    2,207,820
                                                 ------------
RETAIL STORES--APPAREL (0.2%)
Gap, Inc. (The)
 5.625%, due 5/1/03..............    1,455,000      1,461,839
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (0.3%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    2,380,000      2,469,250
                                                 ------------
SHIPPING (0.2%)
Newport News Shipbuilding, Inc.
 8.625%, due 12/1/06.............    1,205,000      1,277,300
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.3%)
AT&T Wireless Services, Inc.
 7.875%, due 3/1/11 (c)..........      345,000        345,658
Frontier Corp.
 6.00%, due 10/15/03.............       89,000         72,090

                                      PRINCIPAL
                                       AMOUNT        VALUE
                                   --------------------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS
 (Continued)
Price Communications Wireless
 Corp.
 Series B
 9.125%, due 12/15/06............  $   410,000   $    424,350
Rogers Wireless Communications
 Inc.
 9.625%, due 5/1/11 (c)..........    1,170,000      1,175,850
                                                 ------------
                                                    2,017,948
                                                 ------------
TELECOMMUNICATIONS--LONG DISTANCE (1.6%)
Sprint Capital Corp.
 5.875%, due 5/1/04..............    1,525,000      1,511,031
 7.625%, due 1/30/11.............    2,855,000      2,832,645
WorldCom, Inc.
 6.50%, due 5/15/04..............    3,100,000      3,102,077
 8.25%, due 5/15/31..............    4,090,000      3,998,057
                                                 ------------
                                                   11,443,810
                                                 ------------
TOBACCO (0.0%)(b)
Standard Commercial Tobacco Co.
 8.875%, due 8/1/05..............      245,000        233,056
                                                 ------------
TOYS (0.0%)(b)
Hasbro, Inc.
 5.60%, due 11/1/05..............       60,000         51,015
 7.95%, due 3/15/03..............       80,000         77,842
 8.50%, due 3/15/06..............       40,000         38,587
                                                 ------------
                                                      167,444
                                                 ------------
Total Corporate Bonds
 (Cost $89,836,163)..............                  90,498,358
                                                 ------------
MORTGAGE-BACKED SECURITIES (0.3%)
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED
MORTGAGE OBLIGATIONS) (0.3%)
GMAC Commercial Mortgage
 Securities Inc.
 Series 1998-C2 Class A2
 6.42%, due 5/15/35..............    2,105,000      2,100,137
Salomon Brothers Mortgage
 Securities VII, Inc.
 Series 2000-C1 Class A
 4.36%, due 5/1/13 (c)(f)........       88,495         88,495
Starwood Asset Receivables Trust
 Series 2000-1 Class A
 4.105%, due 9/25/22 (c)(f)......      365,612        365,722
                                                 ------------
Total Mortgage-Backed Securities
 (Cost $2,463,589)...............                   2,554,354
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

U.S. GOVERNMENT &
FEDERAL AGENCIES (19.9%)
                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
FEDERAL HOME LOAN BANK (0.2%)
 5.125%, due 9/15/03.............  $ 1,825,000   $  1,841,024
                                                 ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.1%)
 5.75%, due 7/15/03..............      500,000        510,750
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.7%)
 6.25%, due 2/1/11...............    2,310,000      2,278,700
 7.125%, due 6/15/10.............    2,320,000      2,475,208
                                                 ------------
                                                    4,753,908
                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (9.5%)
 5.50%, due 8/1/14-8/1/15 (e)....   13,656,800     13,215,140
 6.00%, due 5/1/29 (e)...........    7,016,342      6,765,297
 6.50%, due 8/13/31-9/20/31
   TBA (d).......................   17,175,000     16,855,933
 7.00%, due 4/1/30 (e)...........    1,443,073      1,450,057
 7.00%, due 8/1/31 TBA (d).......   13,940,000     13,983,632
 7.50%, due 8/13/31-8/16/31
   TBA (d).......................   16,295,000     16,597,924
                                                 ------------
                                                   68,867,983
                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION I
 (MORTGAGE PASS-THROUGH SECURITIES) (2.2%)
 6.00%, due 4/15/29 (e)..........    3,902,369      3,779,210
 7.50%, due 12/15/23-12/15/28
   (e)...........................   11,791,579     12,117,687
                                                 ------------
                                                   15,896,897
                                                 ------------
UNITED STATES TREASURY BONDS (6.1%)
 5.375%, due 2/15/31 (h).........    7,735,000      7,328,913
 6.25%, due 8/15/23-5/15/30......    5,135,000      5,360,629
 6.875%, due 8/15/25.............    4,875,000      5,465,314
 8.75%, due 8/15/20 (h)..........    5,310,000      7,031,608
 11.25%, due 2/15/15 (h).........    8,045,000     12,182,463
 11.625%, due 11/15/02 (h).......    6,150,000      6,755,406
                                                 ------------
                                                   44,124,333
                                                 ------------
UNITED STATES TREASURY NOTES (1.1%)
 5.75%, due 8/15/10..............    1,080,000      1,105,002
 6.25%, due 2/15/03-2/15/07
   (h)...........................    5,800,000      6,072,139
 6.625%, due 5/15/07.............      435,000        467,286
                                                 ------------
                                                    7,644,427
                                                 ------------
Total U.S. Government &
 Federal Agencies
 (Cost $142,811,227).............                 143,639,322
                                                 ------------
YANKEE BONDS (1.6%)
BROADCAST/MEDIA (0.1%)
Rogers Communications, Inc.
 8.875%, due 7/15/07.............      425,000        421,813
                                                 ------------
CABLE TV (0.1%)
British Sky Broadcasting Group
 PLC
 6.875%, due 2/23/09.............      210,000        192,754
 7.30%, due 10/15/06.............      190,000        185,561

                                      PRINCIPAL
                                       AMOUNT       VALUE
                                   --------------------------
CABLE TV (Continued)
Rogers Cablesystem Ltd.
 10.125%, due 9/1/12.............  $    90,000   $     95,625
                                                 ------------
                                                      473,940
                                                 ------------
FOREIGN GOVERNMENT (0.7%)
United Mexican States
 8.375%, due 1/14/11.............    2,420,000      2,436,262
 9.875%, due 2/1/10..............    3,085,000      3,374,311
                                                 ------------
                                                    5,810,573
                                                 ------------
GOLD & PRECIOUS METALS MINING (0.1% )
Great Central Mines, Ltd.
 8.875%, due 4/1/08..............      495,000        430,650
                                                 ------------
OIL & GAS (0.1%)
Husky Oil, Ltd.
 8.90%, due 8/15/28 (f)..........      665,000        673,761
                                                 ------------
OIL & GAS--EXPLORATION & PRODUCTION (0.0%)(b)
Triton Energy Ltd.
 8.875%, due 10/1/07.............      200,000        205,000
                                                 ------------
OIL & GAS--WELL EQUIPMENT SERVICES (0.4%)
Petroleum Geo-Services ASA
 4.4369%, due 3/20/02 (f)........    2,800,000      2,775,080
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (0.1%)
Rogers Cantel, Inc.
 9.375%, due 6/1/08..............      440,000        432,300
                                                 ------------
TRANSPORTATION--SHIPPING (0.0%)(b)
Sea Containers Ltd.
 Series B
 7.875%, due 2/15/08.............      180,000        101,700
 10.75%, due 10/15/06............      280,000        193,200
                                                 ------------
                                                      294,900
                                                 ------------
Total Yankee Bonds
 (Cost $11,492,148)..............                  11,518,017
                                                 ------------
Total Long-Term Bonds
 (Cost $270,120,877).............                 271,839,243
                                                 ------------
                    COMMON STOCKS (56.7%)
                                     SHARES
                                   -----------
BANKS--MAJOR REGIONAL (1.2%)
Fleet Boston Financial Corp. ....      106,300      4,193,535
Mellon Financial Corp. ..........      101,400      4,664,400
                                                 ------------
                                                    8,857,935
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)


COMMON STOCKS (CONTINUED)
                                       SHARES       VALUE
                                   --------------------------
BANKS--SAVINGS & LOANS (0.4%)
Washington Mutual, Inc. .........       85,000   $  3,191,750
                                                 ------------
BROADCAST/MEDIA (1.3%)
Clear Channel Communications,
 Inc. (a)........................      151,860      9,521,622
                                                 ------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (1.6%)
Cisco Systems, Inc. (a)(h).......      389,900      7,096,180
Corning, Inc. (a)(h).............      117,400      1,961,754
Nokia Corp. .....................      111,300      2,453,052
                                                 ------------
                                                   11,510,986
                                                 ------------
COMPUTER SOFTWARE & SERVICES (3.8%)
Electronic Data Systems Corp. ...       34,700      2,168,750
Microsoft Corp. (a)..............      211,900     15,468,700
Oracle Corp. (a).................      492,120      9,350,280
                                                 ------------
                                                   26,987,730
                                                 ------------
COMPUTER SYSTEMS (1.8%)
EMC Corp. (a)(h).................      155,900      4,528,895
Sun Microsystems, Inc. (a).......      521,500      8,197,980
                                                 ------------
                                                   12,726,875
                                                 ------------
ELECTRICAL EQUIPMENT (2.2%)
General Electric Co. ............      322,100     15,702,375
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (2.8%)
Advanced Micro Devices, Inc.
 (a).............................       93,600      2,703,168
Analog Devices, Inc. (a).........      120,100      5,194,325
Intel Corp. .....................      255,200      7,464,600
Texas Instruments Inc. ..........      155,700      4,904,550
                                                 ------------
                                                   20,266,643
                                                 ------------
ENTERTAINMENT (3.0%)
AOL Time Warner, Inc. ...........      238,850     12,659,050
Viacom Inc. Class B (a)..........      172,851      8,945,039
                                                 ------------
                                                   21,604,089
                                                 ------------
FINANCIAL--MISCELLANEOUS (3.5%)
Citigroup Inc. ..................      261,933     13,840,540
Fannie Mae.......................       78,700      6,701,305
MBNA Corp. ......................      135,300      4,458,135
                                                 ------------
                                                   24,999,980
                                                 ------------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Cardinal Health, Inc. ...........       54,900      3,788,100
                                                 ------------
HEALTH CARE--DIVERSIFIED (1.7%)
Allergan, Inc. ..................       83,800      7,164,900
Bristol-Myers Squibb Co. ........       95,400      4,989,420
                                                 ------------
                                                   12,154,320
                                                 ------------
HEALTH CARE--DRUGS (3.4%)
Andrx Group (a)..................       20,000      1,540,000
Elan Corp. PLC (a)...............       35,000      2,135,000
Ivax Corp. (a)...................      133,125      5,191,875
King Pharmaceuticals, Inc. (a)...       37,600      2,021,000

                                       SHARES        VALUE
                                   --------------------------
HEALTH CARE--DRUGS (Continued)
Merck & Co., Inc. ...............       56,800   $  3,630,088
Pfizer, Inc. ....................      248,300      9,944,415
                                                 ------------
                                                   24,462,378
                                                 ------------
HEALTH CARE--HMOs (1.5%)
UnitedHealth Group Inc. .........      181,900     11,232,325
                                                 ------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.3%)
HCA-The Healthcare Co. ..........       48,900      2,209,791
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (2.9%)
Baxter International Inc. .......      229,000     11,221,000
Laboratory Corp. of America
 Holdings (a)....................       14,600      1,122,740
Medtronic, Inc. (h)..............      190,700      8,774,107
                                                 ------------
                                                   21,117,847
                                                 ------------
HEALTH CARE--MISCELLANEOUS (1.3%)
Amgen Inc. (a)...................      151,300      9,180,884
                                                 ------------
HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive Co. ...........      147,300      8,689,227
Kimberly-Clark Corp. ............      113,900      6,367,010
                                                 ------------
                                                   15,056,237
                                                 ------------
INDEPENDENT POWER PRODUCER (0.4%)
Calpine Corp. (a)................       80,000      3,024,000
                                                 ------------
INSURANCE BROKERS (0.9%)
Marsh & McLennan Cos., Inc. .....       65,300      6,595,300
                                                 ------------
INSURANCE--MULTI-LINE (1.5%)
American International Group,
 Inc. (h)........................      123,742     10,641,812
                                                 ------------
INVESTMENT BANK/BROKERAGE (0.6%)
Goldman Sachs Group, Inc. .......       46,900      4,024,020
                                                 ------------
LEISURE TIME (2.0%)
Harley-Davidson, Inc. ...........      315,700     14,863,156
                                                 ------------
MANUFACTURING--DIVERSIFIED (2.8%)
Illinois Tool Works, Inc. .......       31,600      2,000,280
Tyco International Ltd. .........      330,000     17,985,000
                                                 ------------
                                                   19,985,280
                                                 ------------
MISCELLANEOUS (1.5%)
AES Corp. (a)(h).................      245,200     10,555,860
                                                 ------------
NATURAL GAS DISTRIBUTORS &
  PIPELINES (1.3%)
El Paso Energy Corp. ............       92,400      4,854,696
Enron Corp. .....................      100,400      4,919,600
                                                 ------------
                                                    9,774,296
                                                 ------------
OIL & GAS--WELL EQUIPMENT &
  SERVICES (0.1%)
Transocean Sedco Forex, Inc. ....       24,500      1,010,625
                                                 ------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                   --------------------------
PERSONAL LOANS (2.9%)
Household International, Inc. ...      192,900   $ 12,866,430
Providian Financial Corp. .......      137,600      8,145,920
                                                 ------------
                                                   21,012,350
                                                 ------------
RETAIL STORES--DEPARTMENT (1.6%)
Kohl's Corp. (a).................      184,800     11,592,504
                                                 ------------
RETAIL STORES--FOOD CHAINS (0.6%)
Safeway Inc. (a).................       93,000      4,464,000
                                                 ------------
RETAIL STORES--SPECIALTY (4.0%)
Bed Bath & Beyond, Inc. (a)......      347,600     10,845,120
Best Buy Co., Inc. (a)...........       33,400      2,121,568
Costco Wholesale Corp. (a) ......       58,000      2,382,640
CVS Corp. .......................       95,200      3,674,720
Home Depot, Inc. (The)...........      117,800      5,483,590
Lowe's Cos., Inc. ...............       27,400      1,987,870
Staples, Inc. (a)................      143,050      2,287,370
                                                 ------------
                                                   28,782,878
                                                 ------------
SPECIALIZED SERVICES (1.2%)
Omnicom Group, Inc. .............      100,200      8,617,200
                                                 ------------
Total Common Stocks
 (Cost $329,727,972).............                 409,515,148
                                                 ------------
PREFERRED STOCKS (0.0%)(b)
PAPER & FOREST PRODUCTS (0.0%)(b)
Paperboard Industries International, Inc.
 5.00%, Series A (c)(i)(j)(k)....       15,000        240,615
                                                 ------------
REAL ESTATE INVESTMENT MANAGEMENT (0.0%)(b)
Sovereign Real Estate Investment
 Corp.
 12.00%, Series A (c)............          250        248,750
                                                 ------------
Total Preferred Stocks
 (Cost $479,947).................                     489,365
                                                 ------------
SHORT-TERM INVESTMENTS (12.2%)
                                    PRINCIPAL
                                     AMOUNT
                                   -----------
COMMERCIAL PAPER (8.3%)
American Express Credit Corp.
 3.75%, due 7/3/01...............  $ 6,020,000      6,018,118
 3.75%, due 7/6/01...............    6,000,000      5,996,249
American General Corp.
 3.76%, due 7/6/01...............    6,000,000      5,996,239
Deutsche Bank Financial, Inc.
 3.92%, due 7/2/01...............   10,000,000      9,997,819
KFW International Finance
 3.70%, due 7/26/01..............    6,600,000      6,582,345
Pemex Capital Inc.
 3.77%, due 7/18/01..............    5,000,000      4,990,565

                                    PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
COMMERCIAL PAPER (Continued)
Prudential Funding LLC
 3.70%, due 7/20/01 (e)..........  $ 5,000,000   $  4,989,713
Salomon Smith Barney Holdings,
 Inc.
 3.80%, due 7/6/01...............    6,000,000      5,996,196
San Paolo IMI U.S. Financial Co.
 3.71%, due 7/23/01..............    4,000,000      3,990,510
UBS Finance Delaware LLC
 4.14%, due 7/2/01...............    5,545,000      5,543,725
                                                 ------------
Total Commercial Paper
 (Cost $60,101,479)..............                  60,101,479
                                                 ------------
                                     SHARES
                                   -----------
INVESTMENT COMPANY (3.9%)
Merrill Lynch Premier
 Institutional Fund..............   28,257,607     28,257,607
                                                 ------------
Total Investment Company
 (Cost $28,257,607)..............                  28,257,607
                                                 ------------
Total Short-Term Investments
 (Cost $88,359,086)..............                  88,359,086
                                                 ------------
Total Investments
 (Cost $688,687,882) (l).........        106.5%   770,202,842(m)
Liabilities in Excess of
 Cash and Other Assets...........         (6.5)   (47,319,604)
                                    ----------   ------------
Net Assets.......................        100.0%  $722,883,238
                                    ==========   ============

------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  May be sold to institutional investors only.
(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(e)  Segregated or partially segregated as collateral for TBA.
(f)  Floating rate. Rate shown is the rate in effect at June 30, 2001.
(g) Eurobond--bond denominated in U.S. dollars or other currencies and sold to investors outside the country whose currency is used.
(h)  Represents securities out on loan or a portion which is out on loan. (See
     Note 2K)
(i)  Restricted security. (See Note 2J)
(j)  Canadian security.
(k)  Convertible security.
(l)  The cost for federal income tax purposes is $688,712,406.
(m) At June 30, 2001 net unrealized appreciation was $81,490,436, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $104,697,935 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $23,207,499.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $688,687,882).........   $770,202,842
Collateral held for securities loaned, at
  value (Note 2K)........................     37,638,999
Cash.....................................            848
Receivables:
  Investment securities sold.............      8,829,724
  Dividends and interest.................      4,024,454
  Fund shares sold.......................         43,892
                                            ------------
        Total assets.....................    820,740,759
                                            ------------
LIABILITIES:
Securities lending collateral (Note 2K)..     37,638,999
Payables:
  Investment securities purchased........     59,098,967
  Fund shares redeemed...................        603,059
  Adviser................................        185,988
  Administrator..........................        116,242
  Custodian..............................         21,837
Accrued expenses.........................        192,429
                                            ------------
        Total liabilities................     97,857,521
                                            ------------
Net assets applicable to outstanding
  shares.................................   $722,883,238
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    414,503
Additional paid-in capital...............    635,927,769
Accumulated undistributed net investment
  income.................................      8,444,995
Accumulated net realized loss on
  investments............................     (3,418,989)
Net unrealized appreciation on
  investments............................     81,514,960
                                            ------------
Net assets applicable to outstanding
  shares.................................   $722,883,238
                                            ============
Shares of capital stock outstanding......     41,450,334
                                            ============
Net asset value per share outstanding....   $      17.44
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  9,465,516
  Dividends (a)..........................      1,536,090
                                            ------------
        Total income.....................     11,001,606
                                            ------------
Expenses:
  Advisory...............................      1,190,670
  Administration.........................        744,169
  Shareholder communication..............        132,480
  Custodian..............................         40,613
  Professional...........................         38,791
  Directors..............................         13,196
  Portfolio pricing......................          9,381
  Miscellaneous..........................         18,589
                                            ------------
        Total expenses...................      2,187,889
                                            ------------
Net investment income....................      8,813,717
                                            ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments.........     (3,370,574)
Net change in unrealized appreciation on
  investments............................    (78,629,580)
                                            ------------
Net realized and unrealized loss on
  investments............................    (82,000,154)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(73,186,437)
                                            ============

------------
(a) Dividends recorded net of foreign withholding taxes in the amount of $4,416.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              ---------------------------
DECREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  8,813,717   $ 17,070,108
  Net realized gain (loss) on investments...................    (3,370,574)    30,207,227
  Net change in unrealized appreciation on investments......   (78,629,580)   (84,104,421)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (73,186,437)   (36,827,086)
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................      (109,079)   (17,055,598)
  From net realized gain on investments.....................    (1,050,854)   (68,104,599)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......    (1,159,933)   (85,160,197)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    23,056,507     69,881,512
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............     1,159,933     85,160,197
                                                              ------------   ------------
                                                                24,216,440    155,041,709
  Cost of shares redeemed...................................   (32,849,148)   (48,723,259)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    (8,632,708)   106,318,450
                                                              ------------   ------------
Net decrease in net assets..................................   (82,979,078)   (15,668,833)
NET ASSETS:
Beginning of period.........................................   805,862,316    821,531,149
                                                              ------------   ------------
End of period...............................................  $722,883,238   $805,862,316
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  8,444,995   $    108,897
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                                  YEAR ENDED DECEMBER 31
                                  2001*               2000           1999           1998           1997           1996
                               -------------------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $      19.21       $      22.36   $      19.99   $      16.47   $      14.56   $      13.26
                               ------------       ------------   ------------   ------------   ------------   ------------
Net investment income........          0.21               0.43           0.39           0.38           0.37           0.30
Net realized and unrealized
  gain (loss) on
  investments................         (1.95)             (1.36)          3.00           4.07           2.21           1.30
                               ------------       ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................         (1.74)             (0.93)          3.39           4.45           2.58           1.60
                               ------------       ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................         (0.00)(a)          (0.43)         (0.39)         (0.38)         (0.36)         (0.30)
  From net realized gain on
    investments..............         (0.03)             (1.79)         (0.63)         (0.55)         (0.31)            --
                               ------------       ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............         (0.03)             (2.22)         (1.02)         (0.93)         (0.67)         (0.30)
                               ------------       ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $      17.44       $      19.21   $      22.36   $      19.99   $      16.47   $      14.56
                               ============       ============   ============   ============   ============   ============
Total investment return......         (9.06%)(b)         (4.36%)        17.02%         27.13%         17.79%         12.08%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          2.37%+             2.05%          1.88%          2.20%          2.46%          2.52%
  Net expenses...............          0.59%+             0.59%          0.58%          0.60%          0.60%          0.69%
  Expenses (before
    reimbursement)...........          0.59%+             0.59%          0.58%          0.60%          0.60%          0.71%
Portfolio turnover rate......            64%               120%           133%           158%           125%           175%
Net assets at end of period
  (in 000's).................  $    722,883       $    805,862   $    821,531   $    644,361   $    446,624   $    332,897

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


COMMON STOCKS (87.8%)+
                                      SHARES        VALUE
                                    ----------------------
ALUMINUM (1.8%)
Alcoa Inc. .......................     176,428   $  6,951,263
                                                 ------------
BANKS (12.2%)
Bank of America Corp. ............     102,100      6,129,063
FleetBoston Financial Corp. ......     289,030     11,402,234
JP Morgan Chase & Co. ............     221,370      9,873,102
PNC Financial Services Group,
  Inc. (The)......................     153,100     10,072,449
Washington Mutual, Inc. ..........     232,200      8,719,110
                                                 ------------
                                                   46,195,958
                                                 ------------
CHEMICALS (0.5%)
Air Products & Chemicals, Inc. ...      41,700      1,907,775
                                                 ------------
COMPUTER SOFTWARE & SERVICES (0.5%)
Computer Sciences Corp. (a).......      55,500      1,920,300
                                                 ------------
COMPUTER SYSTEMS (5.5%)
Gateway, Inc. (a).................     366,000      6,020,700
International Business Machines
 Corp. ...........................      86,600      9,785,800
Unisys Corp. (a)..................     355,800      5,233,818
                                                 ------------
                                                   21,040,318
                                                 ------------
CONGLOMERATES (1.4%)
Textron, Inc. ....................      98,100      5,399,424
                                                 ------------
ELECTRIC POWER COMPANIES (0.9%)
FirstEnergy Corp. ................     103,400      3,325,344
                                                 ------------
ELECTRONICS--DEFENSE (1.6%)
Raytheon Co. .....................     220,900      5,864,895
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (2.1%)
Advanced Micro Devices, Inc. (a)..     126,200      3,644,656
Intel Corp. ......................      54,300      1,588,275
Motorola, Inc. ...................     172,700      2,859,912
                                                 ------------
                                                    8,092,843
                                                 ------------
FINANCE (6.8%)
American General Corp. ...........      83,000      3,855,350
Citigroup Inc. ...................     331,997     17,542,721
Morgan Stanley Dean Witter & Co. .      68,900      4,425,447
                                                 ------------
                                                   25,823,518
                                                 ------------
FOOD (2.6%)
Heinz (H.J.) Co. .................     135,500      5,540,595
Kraft Foods Inc. Class A (a)......     138,000      4,278,000
                                                 ------------
                                                    9,818,595
                                                 ------------
HEALTH CARE--MISCELLANEOUS (0.5%)
Tenet Healthcare Corp. (a)........      37,200      1,919,148
                                                 ------------
HOUSEHOLD PRODUCTS (3.8%)
Kimberly-Clark Corp. .............     157,400      8,798,660
Procter & Gamble Co. (The)........      88,100      5,620,780
                                                 ------------
                                                   14,419,440
                                                 ------------

                                      SHARES          VALUE
                                    --------------------------
INSURANCE (6.2%)
Allstate Corp. (The)..............     168,100   $  7,394,719
Chubb Corp. (The).................      64,000      4,955,520
Hartford Financial Services Group,
 Inc. (The).......................      74,000      5,061,600
Lincoln National Corp. ...........     116,600      6,034,050
                                                 ------------
                                                   23,445,889
                                                 ------------
INVESTMENT BANK/BROKERAGE (1.4%)
Goldman Sachs Group, Inc. (The)...      64,100      5,499,780
                                                 ------------
MACHINERY (2.2%)
Ingersoll-Rand Co. ...............     199,400      8,215,280
                                                 ------------
MANUFACTURING (3.6%)
American Standard Cos. Inc. (a)...     225,600     13,558,560
                                                 ------------
NATURAL GAS DISTRIBUTORS & PIPELINES (2.8%)
El Paso Corp. ....................     201,833     10,604,306
                                                 ------------
OIL & GAS SERVICES (2.2%)
Burlington Resources Inc. ........      76,600      3,060,170
Unocal Corp. .....................     150,000      5,122,500
                                                 ------------
                                                    8,182,670
                                                 ------------
OIL--INTEGRATED DOMESTIC (2.5%)
Phillips Petroleum Co. ...........     165,100      9,410,700
                                                 ------------
OIL--INTEGRATED INTERNATIONAL (6.9%)
Chevron Corp. ....................      97,300      8,805,650
Exxon Mobil Corp. ................     140,800     12,298,880
Texaco Inc. ......................      78,400      5,221,440
                                                 ------------
                                                   26,325,970
                                                 ------------
PAPER & FOREST PRODUCTS (2.5%)
International Paper Co. ..........     267,800      9,560,460
                                                 ------------
RESTAURANTS (2.5%)
McDonald's Corp. .................     355,800      9,627,948
                                                 ------------
RETAIL (2.6%)
Sears, Roebuck & Co. .............     236,500     10,006,315
                                                 ------------
TELECOMMUNICATIONS (3.9%)
AT&T Corp. .......................     235,200      5,174,400
Sprint Corp. (FON Group)..........     288,600      6,164,496
WorldCom, Inc. (a)................     238,100      3,381,020
                                                 ------------
                                                   14,719,916
                                                 ------------
TELEPHONE (6.7%)
ALLTEL Corp. .....................     120,800      7,400,208
SBC Communications Inc. ..........     169,900      6,806,194
Verizon Communications Inc. ......     209,600     11,213,600
                                                 ------------
                                                   25,420,002
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.


COMMON STOCKS (CONTINUED)
                                        SHARES      VALUE
                                    -------------------------
TOBACCO (1.6%)
Philip Morris Cos., Inc. .........     121,800   $  6,181,350
                                                 ------------
Total Common Stocks
 (Cost $317,351,749)..............                333,437,967
                                                 ------------
SHORT-TERM INVESTMENTS (11.8%)
                                    PRINCIPAL
                                      AMOUNT
                                    ----------
COMMERCIAL PAPER (9.4%)
American Express Credit Corp.
 3.85%, due 7/3/01................  $5,365,000      5,363,277
American General Corp. 3.76%, due
 7/6/01...........................   4,000,000      3,997,492
Deutsche Bank Financial Inc.
 3.92%, due 7/2/01................   5,000,000      4,998,910
General Electric Capital Corp.
 3.65%, due 7/10/01...............   4,500,000      4,495,434
 3.75%, due 7/10/01...............   4,000,000      3,995,831
Prudential Funding LLC 3.70%, due
 7/20/01..........................   5,000,000      4,989,713
UBS Finance (Delaware) LLC 4.14%,
 due 7/2/01.......................   7,950,000      7,948,171
                                                 ------------
Total Commercial Paper
 (Cost $35,788,828)...............                 35,788,828
                                                 ------------


                                      SHARES        VALUE
                                    --------------------------
INVESTMENT COMPANY (2.4%)
Merrill Lynch Premier
 Institutional Fund...............   8,937,607   $  8,937,607
                                                 ------------
Total Investment Company
 (Cost $8,937,607)................                  8,937,607
                                                 ------------
Total Short-Term Investments
 (Cost $44,726,435)...............                 44,726,435
                                                 ------------
Total Investments
 (Cost $362,078,184)(b)...........        99.6%   378,164,402(c)
Cash And Other Assets,
 Less Liabilities.................         0.4      1,375,007
                                     ---------   ------------
Net Assets........................       100.0%  $379,539,409
                                     =========   ============

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $363,852,957.
(c) At June 30, 2001 net unrealized appreciation was $14,311,445, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $26,947,182 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,635,737.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $362,078,184).........   $378,164,402
Cash.....................................        208,291
Receivables:
  Investment securities sold.............     10,761,078
  Dividends..............................        554,329
  Fund shares sold.......................        291,139
                                            ------------
        Total assets.....................    389,979,239
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........     10,158,344
  Adviser................................        109,149
  Shareholder communication..............         69,502
  Administrator..........................         60,638
  Custodian..............................          8,045
  Fund shares redeemed...................          6,309
Accrued expenses.........................         27,843
                                            ------------
        Total liabilities................     10,439,830
                                            ------------
Net assets applicable to outstanding
  shares.................................   $379,539,409
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    231,610
Additional paid-in capital...............    343,772,447
Accumulated undistributed net investment
  income.................................      2,772,546
Accumulated undistributed net realized
  gain on investments....................     16,676,588
Net unrealized appreciation on
  investments............................     16,086,218
                                            ------------
Net assets applicable to outstanding
  shares.................................   $379,539,409
                                            ============
Shares of capital stock outstanding......     23,161,007
                                            ============
Net asset value per share outstanding....   $      16.39
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends..............................   $  3,145,729
  Interest...............................        748,359
                                            ------------
        Total income.....................      3,894,088
                                            ------------
Expenses:
  Advisory...............................        641,591
  Administration.........................        356,440
  Shareholder communication..............         62,059
  Professional...........................         24,987
  Custodian..............................         17,923
  Directors..............................          5,736
  Miscellaneous..........................         12,806
                                            ------------
        Total expenses...................      1,121,542
                                            ------------
Net investment income....................      2,772,546
                                            ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments.........     18,504,605
Net change in unrealized appreciation on
  investments............................    (17,126,178)
                                            ------------
Net realized and unrealized gain on
  investments............................      1,378,427
                                            ------------
Net increase in net assets resulting from
  operations.............................   $  4,150,973
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $  2,772,546   $  4,022,016
  Net realized gain on investments and foreign currency
    forward contract transactions...........................    18,504,605     17,332,632
  Net change in unrealized appreciation on investments and
    foreign currency forward contract transactions..........   (17,126,178)    14,371,135
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     4,150,973     35,725,783
                                                              ------------   ------------
Dividends and distributions to shareholders:
  From net investment income................................            --     (4,233,288)
  From net realized gain on investments.....................      (635,974)   (10,127,278)
                                                              ------------   ------------
    Total dividends and distributions to shareholders.......      (635,974)   (14,360,566)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    59,332,469     22,621,277
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............       635,974     14,360,566
                                                              ------------   ------------
                                                                59,968,443     36,981,843
  Cost of shares redeemed...................................   (22,540,467)   (51,223,679)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    37,427,976    (14,241,836)
                                                              ------------   ------------
Net increase in net assets..................................    40,942,975      7,123,381
NET ASSETS:
Beginning of period.........................................   338,596,434    331,473,053
                                                              ------------   ------------
End of period...............................................  $379,539,409   $338,596,434
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  2,772,546   $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                                 YEAR ENDED DECEMBER 31
                                   2001*              2000           1999           1998           1997           1996
                                ------------------------------------------------------------------------------------------
Net asset value at beginning
  of period...................  $      16.21      $      15.00   $      13.96   $      16.09   $      13.90   $      11.58
                                ------------      ------------   ------------   ------------   ------------   ------------
Net investment income.........          0.12              0.20           0.20           0.24           0.21           0.17
Net realized and unrealized
  gain (loss) on
  investments.................          0.09              1.73           1.03          (0.90)          2.94           2.52
                                ------------      ------------   ------------   ------------   ------------   ------------
Total from investment
  operations..................          0.21              1.93           1.23          (0.66)          3.15           2.69
                                ------------      ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income....................            --             (0.21)         (0.19)         (0.24)         (0.21)         (0.17)
  From net realized gain on
    investments...............         (0.03)            (0.51)            --          (1.23)         (0.75)         (0.20)
                                ------------      ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions...............         (0.03)            (0.72)         (0.19)         (1.47)         (0.96)         (0.37)
                                ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period......................  $      16.39      $      16.21   $      15.00   $      13.96   $      16.09   $      13.90
                                ============      ============   ============   ============   ============   ============
Total investment return.......          1.26%(a)         12.89%          8.80%         (4.14%)        22.89%         23.22%

Ratios (to average net assets)/
Supplemental Data:
  Net investment income.......           1.55%+           1.33%          1.30%          1.60%          1.78%          2.10%
  Net expenses................           0.63%+           0.64%          0.63%          0.65%          0.65%          0.73%
  Expenses (before
    reimbursement)............           0.63%+           0.64%          0.63%          0.65%          0.65%          0.79%
Portfolio turnover rate.......             51%              90%            74%            69%            48%            41%
Net assets at end of period (in
  000's)......................   $    379,539     $    338,596   $    331,473   $    319,743   $    264,179   $    120,415

------------
(a)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


                  LONG-TERM BONDS (94.5%)+
                   CORPORATE BONDS (53.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
AUTO LEASES (3.5%)
Ford Motor Credit Co.
 6.875%, due 2/1/06..............  $ 5,000,000   $  5,062,500
General Motors Acceptance Corp.
 6.75%, due 1/15/06..............    5,000,000      5,075,000
                                                 ------------
                                                   10,137,500
                                                 ------------
AUTOMOBILES (1.7%)
DaimlerChrysler North America
 Holding Corp.
 7.20%, due 9/1/09...............    5,000,000      4,993,750
                                                 ------------
BANKS--MONEY CENTER (3.5%)
Bank of America Corp.
 7.80%, due 2/15/10..............    5,000,000      5,306,250
Fleet National Bank
 5.75%, due 1/15/09..............    5,000,000      4,731,250
                                                 ------------
                                                   10,037,500
                                                 ------------
BEVERAGES--ALCOHOLIC (1.0%)
Anheuser-Busch Cos., Inc.
 6.00%, due 4/15/11..............    3,000,000      2,943,750
                                                 ------------
BEVERAGES--SOFT DRINKS (2.4%)
Pepsi Bottling Group, Inc.
 7.00%, due 3/1/29...............    7,000,000      7,000,000
                                                 ------------
CABLE TV (2.7%)
Comcast Cable Communications
 7.125%, due 6/15/13.............    3,000,000      2,981,250
CSC Holdings Inc.
 7.25%, due 7/15/08..............    5,000,000      4,800,000
                                                 ------------
                                                    7,781,250
                                                 ------------
CHEMICALS (0.7%)
Rohm & Haas Co.
 6.95%, due 7/15/04..............    2,000,000      2,072,500
                                                 ------------
CONSUMER FINANCE (2.6%)
Household Finance Corp.
 7.875%, due 3/1/07..............    7,000,000      7,472,500
                                                 ------------
ELECTRIC POWER COMPANIES (1.6%)
Commonwealth Edison Co.
 6.95%, due 7/15/18..............    5,000,000      4,706,250
                                                 ------------
ELECTRICAL EQUIPMENT (1.7%)
TXU Corp.
 6.375%, due 6/15/06.............    5,000,000      4,937,500
                                                 ------------

                                     PRINCIPAL
                                      AMOUNT         VALUE
                                   --------------------------
FINANCE (8.8%)
General Electric Capital Corp.
 7.25%, due 5/3/04...............  $ 8,000,000   $  8,450,000
John Deere Capital Corp.
 5.35%, due 10/23/01 (b).........    5,000,000      5,018,750
Norwest Financial, Inc.
 6.85%, due 7/15/09..............    7,000,000      7,052,500
Washington Mutual Bank FA
 6.875%, due 6/15/11.............    5,000,000      4,975,000
                                                 ------------
                                                   25,496,250
                                                 ------------
FINANCIAL--MISCELLANEOUS (0.7%)
CIT Group, Inc.
 7.125%, due 10/15/04............    2,000,000      2,072,500
                                                 ------------
FOOD (2.6%)
Delhaize America, Inc.
 7.375%, due 4/15/06 (a).........    2,500,000      2,562,500
Kellogg Co.
 6.00%, due 4/1/06 (a)...........    5,000,000      4,956,250
                                                 ------------
                                                    7,518,750
                                                 ------------
OIL--INTEGRATED DOMESTIC (2.2%)
Phillips Petroleum Co.
 8.50%, due 5/25/05..............    6,000,000      6,510,000
                                                 ------------
PAPER & FOREST PRODUCTS (1.4%)
Abitibi-Consolidated Inc.
 8.85%, due 8/1/30...............    4,000,000      4,120,000
                                                 ------------
RAILROADS (4.9%)
CSX Corp.
 7.05%, due 5/1/02 (b)...........    7,000,000      7,131,250
Norfolk Southern Corp.
 7.80%, due 5/15/27..............    7,000,000      7,192,500
                                                 ------------
                                                   14,323,750
                                                 ------------
RETAIL STORES--FOOD CHAINS (1.9%)
Kroger Co. (The)
 8.05%, due 2/1/10...............    5,000,000      5,350,000
                                                 ------------
RETAIL STORES--GENERAL MERCHANDISE (1.8%)
Wal-Mart Stores, Inc.
 6.875%, due 8/10/09.............    5,000,000      5,187,500
                                                 ------------
TELECOMMUNICATIONS--CELLULAR/ WIRELESS (1.8%)
AT&T Wireless Services Inc.
 8.75%, due 3/1/31 (a)...........    5,000,000      5,193,750
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

CORPORATE BONDS (CONTINUED)
                                     PRINCIPAL
                                       AMOUNT        VALUE
                                   --------------------------
TELECOMMUNICATIONS--LONG DISTANCE (4.1%)
British Telecommunications PLC
 8.625%, due 12/15/30............  $ 4,000,000   $  4,360,000
Sprint Capital Corp.
 6.90%, due 5/1/19...............    3,000,000      2,628,750
WorldCom, Inc.
 6.50%, due 5/15/04..............    5,000,000      5,003,350
                                                 ------------
                                                   11,992,100
                                                 ------------
TELEPHONE (1.4%)
France Telecom SA
 7.20%, due 3/1/06 (a)...........    4,000,000      4,110,000
                                                 ------------
Total Corporate Bonds
 (Cost $151,176,227).............                 153,957,100
                                                 ------------
U.S. GOVERNMENT &
FEDERAL AGENCIES (41.5%)
FEDERAL NATIONAL MORTGAGE
ASSOCIATION (6.6%)
 5.125%, due 2/13/04.............   12,000,000     12,057,120
 5.91%, due 8/25/03..............    7,000,000      7,174,090
                                                 ------------
                                                   19,231,210
                                                 ------------
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (MORTGAGE
 PASS-THROUGH SECURITIES) (19.1%)
 6.00%, due 2/1/14-10/1/28.......   11,194,055     10,850,026
 6.50%, due 11/1/09-6/1/29.......   14,807,335     14,641,467
 7.00%, due 2/1/27-4/1/31........   19,908,919     20,002,093
 7.50%, due 7/1/28...............    3,340,749      3,411,740
 8.00%, due 5/1/25-12/1/29.......    6,364,438      6,583,184
                                                 ------------
                                                   55,488,510
                                                 ------------
GOVERNMENT NATIONAL
 MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH
 SECURITY) (0.4%)
 9.00%, due 4/15/26..............    1,137,708      1,199,565
                                                 ------------
UNITED STATES TREASURY
 BONDS (3.8%)
 6.25%, due 5/15/30..............    6,000,000      6,362,760
 7.125%, due 2/15/23.............    4,000,000      4,585,480
                                                 ------------
                                                   10,948,240
                                                 ------------

                                    PRINCIPAL
                                     AMOUNT          VALUE
                                   --------------------------
UNITED STATES TREASURY
 NOTES (11.6%)
 5.75%, due 11/15/05-8/15/10.....  $27,500,000   $ 28,290,750
 6.50%, due 2/15/10..............    5,000,000      5,370,300
                                                 ------------
                                                   33,661,050
                                                 ------------
Total U.S. Government & Federal
 Agencies
 (Cost $119,488,038).............                 120,528,575
                                                 ------------
Total Long-Term Bonds
 (Cost $270,664,265).............                 274,485,675
                                                 ------------
SHORT-TERM
INVESTMENTS (4.1%)
COMMERCIAL PAPER (4.1%)
Campbell Soup Co.
 4.15%, due 7/2/01...............    6,656,000      6,654,465
Salomon Smith Barney Holdings
 3.82%, due 7/2/01...............    5,346,000      5,344,865
                                                 ------------
Total Short-Term Investments
 (Cost $11,999,330)..............                  11,999,330
                                                 ------------
Total Investments
 (Cost $282,663,595) (c).........         98.6%   286,485,005(d)
Cash and Other Assets,
 Less Liabilities................          1.4      4,031,622
                                   -----------   ------------
Net Assets.......................        100.0%  $290,516,627
                                   ===========   ============

------------
(a)  May be sold to institutional investors only.
(b)  Long-term security maturing within the subsequent twelve month period.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2001 net unrealized appreciation was $3,821,410, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,742,860 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,921,450.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $282,663,595).........   $286,485,005
Cash.....................................            161
Receivables:
  Investment securities sold.............      6,441,000
  Interest...............................      4,204,401
  Fund shares sold.......................        221,220
                                            ------------
        Total assets.....................    297,351,787
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      6,653,698
  Adviser................................         57,304
  Administrator..........................         45,843
  Shareholder communication..............         42,983
  Fund shares redeemed...................          7,811
Accrued expenses.........................         27,521
                                            ------------
        Total liabilities................      6,835,160
                                            ------------
Net assets applicable to outstanding
  shares.................................   $290,516,627
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    222,021
Additional paid-in capital...............    286,950,061
Accumulated undistributed net investment
  income.................................      8,034,998
Accumulated net realized loss on
  investments............................     (8,511,863)
Net unrealized appreciation on
  investments............................      3,821,410
                                            ------------
Net assets applicable to outstanding
  shares.................................   $290,516,627
                                            ============
Shares of capital stock outstanding......     22,202,102
                                            ============
Net asset value per share outstanding....   $      13.09
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Interest...............................   $  8,716,701
                                            ------------
Expenses:
  Advisory...............................        337,341
  Administration.........................        269,873
  Shareholder communication..............         32,247
  Professional...........................         24,636
  Directors..............................          4,476
  Portfolio pricing......................          3,652
  Miscellaneous..........................          9,478
                                            ------------
        Total expenses...................        681,703
                                            ------------
Net investment income....................      8,034,998
                                            ------------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments.........        129,954
Net change in unrealized appreciation on
  investments............................      2,091,981
                                            ------------
Net realized and unrealized gain on
  investments............................      2,221,935
                                            ------------
Net increase in net assets resulting from
  operations.............................   $ 10,256,933
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $  8,034,998   $ 16,338,319
  Net realized gain (loss) on investments...................       129,954     (5,130,567)
  Net change in unrealized appreciation on investments......     2,091,981     12,579,168
                                                              ------------   ------------
  Net increase in net assets resulting from operations......    10,256,933     23,786,920
                                                              ------------   ------------
Dividends to shareholders:
  From net investment income................................       (92,583)   (16,305,703)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    37,323,595     14,477,281
  Net asset value of shares issued to shareholders in
    reinvestment of dividends...............................        92,583     16,305,703
                                                              ------------   ------------
                                                                37,416,178     30,782,984
  Cost of shares redeemed...................................   (14,636,459)   (68,052,765)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................    22,779,719    (37,269,781)
                                                              ------------   ------------
Net increase (decrease) in net assets.......................    32,944,069    (29,788,564)
NET ASSETS:
Beginning of period.........................................   257,572,558    287,361,122
                                                              ------------   ------------
End of period...............................................  $290,516,627   $257,572,558
                                                              ============   ============
Accumulated undistributed net investment income at end of
  period....................................................  $  8,034,998   $     92,583
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                                 YEAR ENDED DECEMBER 31
                                  2001*              2000           1999           1998           1997           1996
                               ------------------------------------------------------------------------------------------
Net asset value at beginning
  of period..................  $      12.59      $      12.24   $      13.23   $      13.14   $      12.83   $      13.42
                               ------------      ------------   ------------   ------------   ------------   ------------
Net investment income........          0.36              0.85           0.78           0.74           0.88           0.87
Net realized and unrealized
  gain (loss) on
  investments................          0.14              0.35          (0.99)          0.46           0.35          (0.59)
                               ------------      ------------   ------------   ------------   ------------   ------------
Total from investment
  operations.................          0.50              1.20          (0.21)          1.20           1.23           0.28
                               ------------      ------------   ------------   ------------   ------------   ------------
Less dividends and
  distributions:
  From net investment
    income...................         (0.00)(a)         (0.85)         (0.78)         (0.74)         (0.88)         (0.87)
  From net realized gain on
    investments..............            --                --          (0.00)(a)        (0.37)        (0.04)           --
                               ------------      ------------   ------------   ------------   ------------   ------------
Total dividends and
  distributions..............         (0.00)(a)         (0.85)         (0.78)         (1.11)         (0.92)         (0.87)
                               ------------      ------------   ------------   ------------   ------------   ------------
Net asset value at end of
  period.....................  $      13.09      $      12.59   $      12.24   $      13.23   $      13.14   $      12.83
                               ============      ============   ============   ============   ============   ============
Total investment return......          3.94%(b)          9.82%         (1.53%)         9.12%          9.65%          2.05%
Ratios (to average net
  assets)/ Supplemental Data:
  Net investment income......          5.95%+            6.37%          5.86%          5.86%          6.42%          6.31%
  Expenses...................          0.51%+            0.51%          0.50%          0.52%          0.50%          0.58%
Portfolio turnover rate......            31%               58%           161%           206%           187%           103%
Net assets at end of period
  (in 000's).................  $    290,517      $    257,573   $    287,361   $    277,392   $    228,949   $    226,375

------------
(a) Less than one cent per share.
(b) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

COMMON STOCKS (96.8%)+
                                    SHARES          VALUE
                                  ----------------------------
AEROSPACE/DEFENSE (2.2%)
General Dynamics Corp. .........      158,000   $   12,293,980
Lockheed Martin Corp. ..........      350,000       12,967,500
                                                --------------
                                                    25,261,480
                                                --------------
AIRLINES (0.5%)
AMR Corp. (a)...................      167,000        6,033,710
                                                --------------
ALUMINUM (1.2%)
Alcoa Inc. .....................      350,000       13,790,000
                                                --------------
BANKS (6.6%)
Bank of America Corp. ..........      315,000       18,909,450
Bank of New York Co., Inc.
 (The)..........................      238,600       11,452,800
First Union Corp. ..............      166,000        5,800,040
FleetBoston Financial Corp. ....      307,000       12,111,150
JP Morgan Chase & Co. ..........      387,600       17,286,960
Washington Mutual, Inc. ........      316,500       11,884,575
                                                --------------
                                                    77,444,975
                                                --------------
BEVERAGES--ALCOHOLIC (1.2%)
Anheuser-Busch Cos., Inc. ......      332,000       13,678,400
                                                --------------
BIOTECHNOLOGY (0.6%)
Genentech, Inc. (a).............      136,000        7,493,600
                                                --------------
BROADCAST/MEDIA (5.0%)
Charter Communications, Inc.
 (a)............................      217,900        5,087,965
Clear Channel Communications,
 Inc. (a).......................      374,543       23,483,846
Comcast Corp. Special Class A
 (a)............................      292,500       12,694,500
USA Networks, Inc. (a)..........      594,000       16,744,860
                                                --------------
                                                    58,011,171
                                                --------------
CHEMICALS (0.8%)
Dow Chemical Co. (The)..........      300,000        9,975,000
                                                --------------
COMMUNICATIONS--EQUIPMENT (1.9%)
Cisco Systems, Inc. (a).........      299,500        5,450,900
Nokia Corp. PLC ADR (b).........      375,000        8,265,000
QUALCOMM Inc. (a)...............      145,500        8,508,840
                                                --------------
                                                    22,224,740
                                                --------------
COMPUTER SOFTWARE & SERVICES (7.2%)
Computer Associates
 International, Inc. ...........      190,000        6,840,000
Compuware Corp. (a).............      560,000        7,834,400
Concord EFS, Inc. (a)...........      249,000       12,950,490
Fiserv, Inc. (a)................      300,000       19,194,000
Microsoft Corp. (a).............      334,100       24,389,300
SunGard Data Systems Inc. (a)...      422,600       12,682,226
                                                --------------
                                                    83,890,416
                                                --------------



                                       SHARES        VALUE
                                  ----------------------------
COMPUTER SYSTEMS (4.4%)
Dell Computer Corp. (a).........      416,000   $   10,878,400
EMC Corp. (a)...................      160,000        4,648,000
International Business
 Machines Corp. ................      144,000       16,272,000
Lexmark International, Inc.
 (a)............................      298,000       20,040,500
                                                --------------
                                                    51,838,900
                                                --------------
CONGLOMERATES (1.3%)
Textron Inc. ...................      276,000       15,191,040
                                                --------------
COSMETICS/PERSONAL CARE (1.1%)
Avon Products, Inc. ............      277,000       12,819,560
                                                --------------
ELECTRIC POWER COMPANIES (2.0%)
Duke Energy Corp. ..............      150,000        5,851,500
Exelon Corp. ...................      145,000        9,297,400
Mirant Corp. (a)................      252,000        8,668,800
                                                --------------
                                                    23,817,700
                                                --------------
ELECTRICAL EQUIPMENT (2.4%)
General Electric Co. ...........      583,000       28,421,250
                                                --------------
ELECTRONICS--COMPONENTS (1.6%)
SPX Corp. (a)...................      146,700       18,363,906
                                                --------------
ELECTRONICS--SEMICONDUCTORS (6.0%)
Advanced Micro Devices, Inc.
 (a)............................      400,000       11,552,000
Applied Materials, Inc. (a).....      200,000        9,820,000
Intel Corp. ....................      420,000       12,285,000
Micron Technology, Inc. (a).....      220,000        9,042,000
Novellus Systems, Inc. (a)......      168,300        9,557,757
Teradyne, Inc. (a)..............      211,400        6,997,340
Texas Instruments Inc. .........      344,500       10,851,750
                                                --------------
                                                    70,105,847
                                                --------------
ENGINEERING & CONSTRUCTION (0.4%)
Fluor Corp. ....................      103,000        4,650,450
                                                --------------
ENTERTAINMENT (2.5%)
AOL Time Warner, Inc. (a).......      290,000       15,370,000
Viacom, Inc. Class B (a)........      260,400       13,475,700
                                                --------------
                                                    28,845,700
                                                --------------
FINANCE (6.3%)
Ambac Financial Group, Inc. ....      115,000        6,693,000
Citigroup Inc. .................      393,984       20,818,115
Freddie Mac.....................      290,000       20,300,000
Morgan Stanley Dean Witter &
 Co. ...........................      165,000       10,597,950
USA Education Inc. .............      208,000       15,184,000
                                                --------------
                                                    73,593,065
                                                --------------
FOOD (0.6%)
Archer-Daniels-Midland Co. .....      550,000        7,150,000
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.3%)
McKesson HBOC, Inc. ............       93,200        3,459,584
                                                --------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                      SHARES          VALUE
                                  ----------------------------
HEALTH CARE--DRUGS (3.8%)
Elan Corp., PLC ADR (a)(b)......      210,000   $   12,810,000
Pharmacia Corp. ................      202,300        9,295,685
Schering-Plough Corp. ..........      250,000        9,060,000
Watson Pharmaceuticals, Inc.
 (a)............................      220,000       13,560,800
                                                --------------
                                                    44,726,485
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (4.2%)
Baxter International Inc. ......      290,000       14,210,000
Boston Scientific Corp. (a).....      787,000       13,379,000
Stryker Corp....................      184,000       10,092,400
Varian Medical Systems, Inc.
 (a)............................      161,000       11,511,500
                                                --------------
                                                    49,192,900
                                                --------------
HEALTH CARE--MISCELLANEOUS (2.7%)
Amgen Inc. (a)..................      182,000       11,043,760
Johnson & Johnson...............      412,000       20,600,000
                                                --------------
                                                    31,643,760
                                                --------------
HEAVY DUTY TRUCKS & PARTS (1.0%)
Eaton Corp. ....................      172,000       12,057,200
                                                --------------
HOTEL/MOTEL (3.2%)
Carnival Corp. .................      404,000       12,402,800
Harrah's Entertainment, Inc.
 (a)............................      332,000       11,719,600
Starwood Hotels & Resorts
 Worldwide, Inc. ...............      360,000       13,420,800
                                                --------------
                                                    37,543,200
                                                --------------
INSURANCE (3.1%)
Allstate Corp. (The)............      279,600       12,299,604
American International
 Group, Inc. ...................      143,425       12,334,550
Lincoln National Corp. .........      226,000       11,695,500
                                                --------------
                                                    36,329,654
                                                --------------
INVESTMENT BANK/BROKERAGE (0.9%)
Goldman Sachs Group, Inc.
 (The)..........................      120,000       10,296,000
                                                --------------
MANUFACTURING (1.2%)
Illinois Tool Works Inc. .......      220,000       13,926,000
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.8%)
Pitney Bowes Inc. ..............      215,100        9,060,012
                                                --------------
OIL & GAS SERVICES (2.3%)
Baker Hughes Inc. ..............      280,000        9,380,000
Schlumberger Ltd. ..............      185,000        9,740,250
Transocean Sedco Forex Inc. ....      200,000        8,250,000
                                                --------------
                                                    27,370,250
                                                --------------

                                       SHARES        VALUE
                                  ----------------------------
OIL--INTEGRATED DOMESTIC (0.9%)
USX-Marathon Group..............      366,000   $   10,800,660
                                                --------------
OIL--INTEGRATED INTERNATIONAL (1.3%)
Chevron Corp. ..................      170,000       15,385,000
                                                --------------
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co. ........      175,000        6,247,500
                                                --------------
PERSONAL LOANS (1.0%)
Household International,
 Inc. ..........................      176,600       11,779,220
                                                --------------
POLLUTION CONTROL (1.3%)
Waste Management, Inc. (a)......      510,000       15,718,200
                                                --------------
RAILROADS (1.0%)
Burlington Northern Santa Fe
 Corp. .........................      380,000       11,464,600
                                                --------------
RETAIL (5.8%)
Federated Department
 Stores, Inc. (a)...............      276,100       11,734,250
Kroger Co. (The) (a)............      450,000       11,250,000
Lowe's Cos., Inc. ..............      200,000       14,510,000
Office Depot, Inc. (a)..........      291,500        3,025,770
Target Corp. ...................      370,000       12,802,000
Wal-Mart Stores, Inc. ..........      300,000       14,640,000
                                                --------------
                                                    67,962,020
                                                --------------
STEEL (1.1%)
Nucor Corp. ....................      259,700       12,696,733
                                                --------------
TELECOMMUNICATIONS (0.4%)
Sprint Corp. (PCS Group) (a)....      180,000        4,347,000
                                                --------------
TELEPHONE (2.9%)
Qwest Communications
 International Inc. ............      300,000        9,561,000
SBC Communications Inc. ........      315,000       12,618,900
Verizon Communications Inc. ....      210,000       11,235,000
                                                --------------
                                                    33,414,900
                                                --------------
TOYS (1.3%)
Mattel, Inc. (a)................      790,000       14,946,800
                                                --------------
Total Common Stocks
 (Cost $1,033,690,504)..........                 1,132,968,588
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS (5.4%)
                                   PRINCIPAL
                                    AMOUNT          VALUE
                                  ----------------------------
COMMERCIAL PAPER (5.4%)
Duke Energy Corp.
 3.71%, due 7/5/01..............  $12,985,000   $   12,978,306
Ford Motor Credit Co.
 3.65%, due 7/10/01.............    5,032,000        5,026,896
Honeywell International Inc.
 4.25%, due 7/2/01..............   30,513,000       30,505,795
JP Morgan Chase & Co.
 3.75%, due 7/9/01..............    7,866,000        7,858,622
Salomon, Smith Barney Holdings
 Inc. 3.90%, due 7/2/01.........    7,216,000        7,214,435
                                                --------------
Total Short-Term Investments
 (Cost $63,584,054).............                    63,584,054
                                                --------------
Total Investments
 (Cost $1,097,274,558) (c)......        102.2%   1,196,552,642(d)
Liabilities in Excess of Cash
 and Other Assets...............         (2.2)     (26,201,663)
                                  -----------   --------------
Net Assets......................        100.0%  $1,170,350,979
                                  ===========   ==============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.
(d) At June 30, 2001 net unrealized appreciation was $99,278,084, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $161,305,577 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $62,027,493.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,097,274,558).....   $1,196,552,642
Receivables:
  Investment securities sold...........       33,207,000
  Dividends and interest...............          808,737
  Fund shares sold.....................          489,909
                                          --------------
        Total assets...................    1,231,058,288
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......       59,913,518
  Shareholder communication............          241,183
  Adviser..............................          233,737
  Administrator........................          186,989
  Fund shares redeemed.................           88,220
  Custodian............................            1,276
Accrued expenses.......................           42,386
                                          --------------
        Total liabilities..............       60,707,309
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,170,350,979
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      542,202
Additional paid-in capital.............    1,033,854,656
Accumulated undistributed net
  investment income....................        3,489,083
Accumulated undistributed net realized
  gain on investments..................       33,186,954
Net unrealized appreciation on
  investments..........................       99,278,084
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,170,350,979
                                          ==============
Shares of capital stock outstanding....       54,220,227
                                          ==============
Net asset value per share
  outstanding..........................   $        21.59
                                          ==============

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    5,497,902
  Interest.............................          931,020
                                          --------------
        Total income...................        6,428,922
                                          --------------
Expenses:
  Advisory.............................        1,477,184
  Administration.......................        1,181,747
  Shareholder communication............          185,658
  Professional.........................           51,149
  Directors............................           21,507
  Miscellaneous........................           22,594
                                          --------------
        Total expenses.................        2,939,839
                                          --------------
Net investment income..................        3,489,083
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain on investments.......       32,913,489
Net change in unrealized appreciation
  on investments.......................     (184,307,214)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (151,393,725)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (147,904,642)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $15,026.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                   2001             2000
                                                              -------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    3,489,083   $    7,550,376
  Net realized gain on investments..........................      32,913,489      121,216,298
  Net change in unrealized appreciation on investments......    (184,307,214)    (175,205,177)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (147,904,642)     (46,438,503)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................              --       (7,585,635)
  From net realized gain on investments.....................              --     (121,216,298)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......              --     (128,801,933)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................      69,615,919      248,878,582
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............              --      128,801,933
                                                              --------------   --------------
                                                                  69,615,919      377,680,515
  Cost of shares redeemed...................................     (82,993,846)    (183,712,009)
                                                              --------------   --------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................     (13,377,927)     193,968,506
                                                              --------------   --------------
Net increase (decrease) in net assets.......................    (161,282,569)      18,728,070
NET ASSETS:
Beginning of period.........................................   1,331,633,548    1,312,905,478
                                                              --------------   --------------
End of period...............................................  $1,170,350,979   $1,331,633,548
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  period....................................................  $    3,489,083   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                       SIX MONTHS
                                         ENDED
                                        JUNE 30,                           YEAR ENDED DECEMBER 31
                                         2001*            2000          1999         1998         1997         1996
                                       --------------------------------------------------------------------------
Net asset value at beginning of
  period.............................  $   24.28       $    27.78    $    23.62   $    20.31   $    18.63   $    17.22
                                       ----------      ----------    ----------   ----------   ----------   ----------
Net investment income................       0.06             0.15          0.16         0.19         0.16         0.18
Net realized and unrealized gain
  (loss) on
  investments........................      (2.75)           (1.06)         6.89         5.21         4.74         4.06
                                       ----------      ----------    ----------   ----------   ----------   ----------
Total from investment operations.....      (2.69)           (0.91)         7.05         5.40         4.90         4.24
                                       ----------      ----------    ----------   ----------   ----------   ----------
Less dividends and distributions:
  From net investment income.........         --            (0.15)        (0.16)       (0.19)       (0.16)       (0.18)
  From net realized gain on
    investments......................         --            (2.44)        (2.73)       (1.90)       (3.06)       (2.65)
                                       ----------      ----------    ----------   ----------   ----------   ----------
Total dividends and distributions....         --            (2.59)        (2.89)       (2.09)       (3.22)       (2.83)
                                       ----------      ----------    ----------   ----------   ----------   ----------
Net asset value at end of period.....  $   21.59       $    24.28    $    27.78   $    23.62   $    20.31   $    18.63
                                       ==========      ==========    ==========   ==========   ==========   ==========
Total investment return..............     (11.09%)(a)       (3.34%)       29.96%       26.59%       26.75%       24.50%
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income..............       0.59%+           0.55%         0.63%        0.84%        0.80%        0.98%
  Expenses...........................       0.50%+           0.50%         0.49%        0.51%        0.50%        0.58%
Portfolio turnover rate..............         54%              77%           71%          69%         103%         104%
Net assets at end of period (in
  000's).............................  $1,170,351      $1,331,634    $1,312,905   $  996,736   $  759,054   $  564,685

------------

(a)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


COMMON STOCKS (97.7%)+
                                    SHARES          VALUE
                                  ------------------------
AEROSPACE/DEFENSE (1.2%)
Boeing Co. (The)................      110,291   $    6,132,180
General Dynamics Corp. .........       25,237        1,963,691
Goodrich Co. ...................       12,958          492,145
Lockheed Martin Corp. ..........       54,489        2,018,818
Northrop Grumman Corp. .........       10,784          863,798
Rockwell International Corp. ...       23,586          899,098
United Technologies Corp. ......       59,651        4,370,032
                                                --------------
                                                    16,739,762
                                                --------------
AIRLINES (0.2%)
AMR Corp. (a)...................       19,108          690,372
Delta Air Lines, Inc. ..........       15,793          696,156
Southwest Airlines Co. .........       94,974        1,756,069
US Airways Group, Inc. (a)......        8,537          207,449
                                                --------------
                                                     3,350,046
                                                --------------
ALUMINUM (0.4%)
Alcan Inc. .....................       40,315        1,694,036
Alcoa Inc. .....................      109,633        4,319,540
                                                --------------
                                                     6,013,576
                                                --------------
AUTO PARTS & EQUIPMENT (0.2%)
Cooper Tire & Rubber Co. .......        9,529          135,312
Delphi Automotive Systems
 Corp. .........................       72,507        1,155,037
Genuine Parts Co. ..............       22,774          717,381
Goodyear Tire & Rubber Co.
 (The)..........................       20,114          563,192
Visteon Corp. ..................       16,775          308,324
                                                --------------
                                                     2,879,246
                                                --------------
AUTOMOBILES (0.7%)
Ford Motor Co. .................      231,392        5,680,674
General Motors Corp. ...........       69,573        4,477,022
                                                --------------
                                                    10,157,696
                                                --------------
BANKS--MAJOR REGIONAL (4.2%)
AmSouth Bancorp.................       48,041          888,278
Bank of New York Co., Inc.
 (The)..........................       94,043        4,514,064
Bank One Corp. .................      146,377        5,240,297
BB&T Corp. .....................       50,178        1,841,533
Comerica, Inc. .................       22,463        1,293,869
FifthThird Bancorp..............       72,747        4,368,457
FleetBoston Financial Corp. ....      137,504        5,424,533
Huntington Bancshares, Inc. ....       31,443          514,093
KeyCorp.........................       54,039        1,407,716
Mellon Financial Corp. .........       60,316        2,774,536
National City Corp. ............       77,316        2,379,786
NorthernTrust Corp. ............       28,153        1,759,563
PNC Financial Services Group,
 Inc. (The).....................       36,574        2,406,203
Regions Financial Corp. ........       30,721          983,072
SouthTrust Corp. ...............       43,332        1,126,632
State Street Corp. .............       41,076        2,032,851
SunTrust Banks, Inc. ...........       37,580        2,434,432
Synovus Financial Corp. ........       35,318        1,108,279
Union Planters Corp. ...........       17,421          759,556

                                      SHARES         VALUE
                                  ----------------------------
BANKS--MAJOR REGIONAL (Continued)
U.S. Bancorp....................      241,042   $    5,493,347
Wachovia Corp. .................       26,623        1,894,226
Wells Fargo Co. ................      216,688       10,060,824
                                                --------------
                                                    60,706,147
                                                --------------
BANKS--MONEY CENTER (1.9%)
Bank of America Corp. ..........      202,672       12,166,400
First Union Corp. ..............      124,191        4,339,233
JP Morgan Chase & Co. ..........      251,066       11,197,544
                                                --------------
                                                    27,703,177
                                                --------------
BANKS--SAVINGS & LOANS (0.4%)
Charter One Financial, Inc. ....       26,774          854,090
Golden West Financial Corp. ....       20,388        1,309,725
Washington Mutual, Inc. ........      110,523        4,150,139
                                                --------------
                                                     6,313,954
                                                --------------
BEVERAGES--ALCOHOLIC (0.4%)
Anheuser-Busch Cos., Inc. ......      114,349        4,711,179
Brown-Forman Corp. Class B......        8,630          551,802
Coors (Adolph) Co. Class B......        4,706          236,147
                                                --------------
                                                     5,499,128
                                                --------------
BEVERAGES--SOFT DRINKS (1.7%)
Coca-Cola Co. (The) (c).........      315,597       14,201,865
Coca-Cola Enterprises Inc. .....       53,056          867,466
Pepsi Bottling Group, Inc.
 (The)..........................       18,000          721,800
PepsiCo, Inc. ..................      185,171        8,184,558
                                                --------------
                                                    23,975,689
                                                --------------
BROADCAST/MEDIA (0.8%)
Clear Channel Communications,
 Inc. (a).......................       74,156        4,649,581
Comcast Corp. Special Class A
 (a)............................      119,295        5,177,403
Univision Communications Inc.
 Class A (a)....................       26,400        1,129,392
                                                --------------
                                                    10,956,376
                                                --------------
BUILDING MATERIALS (0.2%)
Masco Corp. ....................       56,567        1,411,912
Sherwin-Williams Co. (The)......       21,094          468,287
Vulcan Materials Co. ...........       12,930          694,988
                                                --------------
                                                     2,575,187
                                                --------------
CHEMICALS (1.0%)
Air Products & Chemicals,
 Inc. ..........................       29,530        1,350,998
Dow Chemical Co. (The)..........      113,414        3,771,016
Du Pont (E.I.) de Nemours &
 Co. ...........................      132,246        6,379,547
Eastman Chemical Co. ...........        9,875          470,346
Hercules, Inc. (a)..............       13,161          148,719
Praxair, Inc. ..................       20,343          956,121
Rohm & Haas Co. ................       27,887          917,482
                                                --------------
                                                    13,994,229
                                                --------------
CHEMICALS--DIVERSIFIED (0.2%)
Avery Dennison Corp. ...........       14,441          737,213
Engelhard Corp. ................       16,296          420,274
FMC Corp. (a)...................        3,906          267,795

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                  ----------------------------
CHEMICALS--DIVERSIFIED (Continued)
Jabil Circuit Inc. (a)..........       24,100   $      743,726
PPG Industries, Inc. ...........       21,356        1,122,685
                                                --------------
                                                     3,291,693
                                                --------------
CHEMICALS--SPECIALTY (0.0%) (b)
Great Lakes Chemical Corp. .....        6,985          215,487
Sigma-Aldrich Corp. ............        9,822          379,326
                                                --------------
                                                       594,813
                                                --------------
COMMUNICATIONS--EQUIPMENT MANUFACTURERS (2.7%)
ADC Telecommunications, Inc.
 (a)............................       98,359          649,169
Andrew Corp. (a)................       10,478          193,319
Avaya Inc. (a)..................       35,493          486,254
Cabletron Systems, Inc. (a).....       23,467          536,221
Cisco Systems, Inc. (a).........      925,625       16,846,375
Comverse Technology, Inc. (a)...       20,875        1,202,818
Corning Inc. ...................      116,580        1,948,052
JDS Uniphase Corp. (a)..........      163,957        2,090,452
Lucent Technologies Inc. .......      432,116        2,679,119
Network Appliance, Inc. (a).....       40,120          549,644
Nortel Networks Corp. ..........      403,953        3,671,933
QUALCOMM, Inc. (a)..............       95,703        5,596,711
Scientific-Atlanta, Inc. .......       20,353          826,332
Tellabs, Inc. (a)...............       52,059        1,008,903
                                                --------------
                                                    38,285,302
                                                --------------
COMPUTER SOFTWARE & SERVICES (6.9%)
Adobe Systems Inc. .............       30,504        1,433,688
Autodesk, Inc. .................        7,658          285,644
Automatic Data Processing,
 Inc. ..........................       80,016        3,976,795
BMC Software, Inc. (a)..........       30,762          693,375
BroadVision, Inc. (a)...........       34,113          170,565
Citrix Systems, Inc. (a)........       22,822          796,488
Computer Associates
 International, Inc. ...........       73,655        2,651,580
Computer Sciences Corp. (a).....       21,424          741,270
Compuware Corp. (a).............       46,451          649,849
Concord EFS, Inc. (a)...........       30,500        1,586,305
Electronic Data Systems
 Corp. .........................       59,411        3,713,188
Equifax Inc. ...................       18,134          665,155
First Data Corp. ...............       50,118        3,220,082
Fiserv, Inc. (a)................       15,700        1,004,486
Intuit Inc. (a).................       25,770        1,030,542
Mercury Interactive Corp. (a)...       10,184          610,022
Microsoft Corp. (a)(c)..........      680,652       49,687,596
Novell, Inc. (a)................       42,456          241,575
Oracle Corp. (a)................      709,148       13,473,812
Parametric Technology Corp.
 (a)............................       35,584          497,820
Paychex, Inc. ..................       47,425        1,897,000
PeopleSoft, Inc. (a)............       35,377        1,741,610
Sabre Holdings Corp. (a)........       16,666          833,300
Sapient Corp. (a)...............       14,976          146,016
Siebel Systems, Inc. (a)........       57,279        2,686,385
VERITAS Software Corp. (a)......       50,278        3,344,995
Yahoo! Inc. (a).................       70,072        1,400,739
                                                --------------
                                                    99,179,882
                                                --------------

                                       SHARES       VALUE
                                  ----------------------------
COMPUTER SYSTEMS (4.4%)
Apple Computer, Inc. (a)........       41,510   $      965,107
Compaq Computer Corp. ..........      214,391        3,320,916
Dell Computer Corp. (a).........      328,073        8,579,109
EMC Corp. (a)...................      277,371        8,057,628
Gateway Inc. (a)................       40,869          672,295
Hewlett-Packard Co. ............      245,367        7,017,496
International Business Machines
 Corp. .........................      219,751       24,831,863
Lexmark International Group,
 Inc. (a).......................       16,290        1,095,503
NCR Corp. (a)...................       12,220          574,340
Palm, Inc. (a)..................       71,620          434,733
Sun Microsystems, Inc. (a)......      413,912        6,506,697
Unisys Corp. (a)................       39,562          581,957
                                                --------------
                                                    62,637,644
                                                --------------
CONGLOMERATES (0.1%)
Textron Inc. ...................       18,373        1,011,250
                                                --------------
CONTAINERS--METAL & GLASS (0.0%) (b)
Ball Corp. .....................        3,871          184,105
                                                --------------
CONTAINERS--PAPER (0.1%)
Bemis Co., Inc. ................        6,941          278,820
Pactiv Corp. (a)................       21,750          291,450
Temple-Inland, Inc. ............        6,772          360,880
                                                --------------
                                                       931,150
                                                --------------
COSMETICS/PERSONAL CARE (0.4%)
Alberto-Culver Co. Class B......        7,196          302,520
Avon Products, Inc. ............       30,335        1,403,904
Gillette Co. (The)..............      133,244        3,862,743
International Flavors &
 Fragrances Inc. ...............       13,221          332,244
                                                --------------
                                                     5,901,411
                                                --------------
ELECTRIC POWER COMPANIES (2.3%)
Allegheny Energy, Inc. .........       15,552          750,384
Ameren Corp. ...................       17,556          749,641
American Electric Power Co.,
 Inc. ..........................       41,045        1,895,048
Cinergy Corp. ..................       20,434          714,168
CMS Energy Corp. ...............       16,575          461,614
Consolidated Edison, Inc. ......       27,060        1,076,988
Constellation Energy Group,
 Inc. ..........................       20,602          877,645
Dominion Resources, Inc. .......       30,324        1,823,382
DTE Energy Co. .................       20,886          969,946
Duke Energy Corp. ..............       97,332        3,796,921
Edison International Inc. (a)...       42,355          472,258
Entergy Corp. ..................       28,399        1,090,238
Exelon Corp. ...................       40,343        2,586,793
FirstEnergy Corp. ..............       29,155          937,625
FPL Group, Inc. ................       22,486        1,353,882
GPU, Inc. ......................       15,621          549,078
Mirant Corp. (a)................       42,869        1,474,694
Niagara Mohawk Holdings, Inc.
 (a)............................       20,477          362,238
PG&E Corp. (a)..................       49,661          556,203
Pinnacle West Capital Corp. ....       10,793          511,588
PPL Corp. ......................       18,397        1,011,835
Progress Energy Inc. ...........       26,133        1,173,894

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                      SHARES        VALUE
                                  ----------------------------
ELECTRIC POWER COMPANIES (Continued)
Public Service Enterprise Group,
 Inc. ..........................       27,359   $    1,337,855
Reliant Energy, Inc. ...........       37,428        1,205,556
Southern Co. (The)..............       85,686        1,992,200
TXU Corp. ......................       32,693        1,575,476
Xcel Energy Inc. ...............       43,202        1,229,097
                                                --------------
                                                    32,536,247
                                                --------------
ELECTRICAL EQUIPMENT (4.9%)
American Power Conversion Corp.
 (a)............................       24,744          389,718
Cooper Industries, Inc. ........       11,975          474,090
Emerson Electric Co. ...........       54,424        3,292,652
General Electric Co. (c)........    1,256,219       61,240,676
Grainger (W.W.), Inc. ..........       11,888          489,310
Molex, Inc. ....................       24,871          908,538
Power-One, Inc. (a).............        9,379          156,067
Sanmina Corp. (a)...............       38,490          901,051
Solectron Corp. (a).............       81,128        1,484,642
Symbol Technologies, Inc. ......       27,799          617,138
Thomas & Betts Corp. ...........        7,360          162,435
                                                --------------
                                                    70,116,317
                                                --------------
ELECTRONICS--DEFENSE (0.1%)
Raytheon Co. ...................       43,100        1,144,305
                                                --------------
ELECTRONICS--INSTRUMENTATION (0.2%)
Agilent Technologies Inc. (a)...       57,657        1,873,852
PerkinElmer, Inc. ..............       12,532          345,006
Tektronix, Inc. (a).............       12,238          332,262
                                                --------------
                                                     2,551,120
                                                --------------
ELECTRONICS--SEMICONDUCTORS (4.4%)
Advanced Micro Devices, Inc.
 (a)............................       43,502        1,256,338
Altera Corp. (a)................       50,703        1,470,387
Analog Devices, Inc. (a)........       45,115        1,951,224
Applied Materials, Inc. (a).....      102,694        5,042,275
Applied Micro Circuits Corp.
 (a)............................       37,500          645,000
Broadcom Corp. Class A (a)......       32,930        1,408,087
Conexant Systems, Inc. (a)......       30,819          275,830
Intel Corp. ....................      850,473       24,876,335
KLA-Tencor Corp. (a)............       23,680        1,384,570
Linear Technology Corp. ........       39,722        1,756,507
LSI Logic Corp. (a).............       45,691          858,991
Maxim Integrated Products, Inc.
 (a)............................       40,948        1,810,311
Micron Technology, Inc. (a).....       75,368        3,097,625
Motorola, Inc. .................      276,552        4,579,701
National Semiconductor Corp.
 (a)............................       21,810          635,107
Novellus Systems, Inc. (a)......       17,799        1,010,805
QLogic Corp. ...................       11,609          748,200
Teradyne, Inc. (a)..............       22,197          734,721
Texas Instruments, Inc. ........      219,193        6,904,580
Vitesse Semiconductor Corp.
 (a)............................       22,809          479,901
Xilinx, Inc. (a)................       41,951        1,730,059
                                                --------------
                                                    62,656,554
                                                --------------

                                       SHARES        VALUE
                                  ----------------------------
ENGINEERING & CONSTRUCTION (0.0%) (b)
Fluor Corp. (a).................        9,834   $      444,005
                                                --------------
ENTERTAINMENT (3.4%)
AOL Time Warner, Inc. (a).......      560,333       29,697,649
Viacom, Inc. Class B (a)........      225,158       11,651,927
Walt Disney Co. (The)...........      264,105        7,629,993
                                                --------------
                                                    48,979,569
                                                --------------
FINANCIAL--MISCELLANEOUS (5.9%)
AFLAC Inc. .....................       67,208        2,116,380
Ambac Financial Group, Inc. ....       13,340          776,388
American Express Co. ...........      168,898        6,553,243
American General Corp. .........       63,492        2,949,203
Citigroup Inc. .................      635,967       33,604,496
Fannie Mae......................      126,532       10,774,200
Franklin Resources, Inc. .......       33,574        1,536,682
Freddie Mac.....................       88,288        6,180,160
MBIA Inc. ......................       19,005        1,058,198
MBNA Corp. .....................      108,038        3,559,852
MetLife, Inc. (a)...............       96,942        3,003,263
Moody's Corp. ..................       20,646          691,641
Morgan Stanley Dean Witter &
 Co.............................      141,769        9,105,823
Stilwell Financial, Inc. .......       28,707          963,407
T. Rowe Price Group Inc. .......       15,376          574,909
USA Education Inc. .............       20,757        1,515,261
                                                --------------
                                                    84,963,106
                                                --------------
FOOD (1.3%)
Campbell Soup Co. ..............       53,907        1,388,105
ConAgra Foods, Inc. ............       68,011        1,347,298
General Mills, Inc. ............       36,374        1,592,454
Heinz (H.J.) Co. ...............       44,349        1,813,431
Hershey Foods Corp. ............       17,301        1,067,645
Kellogg Co. ....................       52,184        1,513,336
Quaker Oats Co. (The)...........       16,640        1,518,400
Ralston-Ralston Purina Group....       39,404        1,182,908
Sara Lee Corp. .................       99,639        1,887,163
Unilever N.V. (d)...............       72,469        4,316,978
Wrigley (Wm.) Jr. & Co. ........       28,604        1,340,097
                                                --------------
                                                    18,967,815
                                                --------------
FOOD & HEALTH CARE DISTRIBUTORS (0.5%)
Cardinal Health, Inc. ..........       56,410        3,892,290
McKesson HBOC, Inc. ............       36,262        1,346,045
SUPERVALU, Inc. ................       15,840          277,992
SYSCO Corp. ....................       85,124        2,311,117
                                                --------------
                                                     7,827,444
                                                --------------
GOLD & PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .............       50,639          767,181
Homestake Mining Co. ...........       33,702          261,190
Newmont Mining Corp. ...........       24,328          452,744
Placer Dome Inc. ...............       42,162          413,188
                                                --------------
                                                     1,894,303
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                  ----------------------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. (The)......       10,235   $      403,873
Snap-on Inc. ...................        7,560          182,650
Stanley Works (The).............       11,288          472,741
                                                --------------
                                                     1,059,264
                                                --------------
HEALTH CARE--DIVERSIFIED (3.7%)
Abbott Laboratories.............      196,135        9,416,441
Allergan, Inc. .................       16,528        1,413,144
American Home Products Corp. ...      166,202        9,712,845
Bristol-Myers Squibb Co. .......      245,979       12,855,183
Johnson & Johnson...............      382,935       19,146,777
                                                --------------
                                                    52,544,390
                                                --------------
HEALTH CARE--DRUGS (5.5%)
Forest Laboratories, Inc. (a)...       22,200        1,576,200
King Pharmaceuticals, Inc.
 (a)............................       21,204        1,139,715
Lilly (Eli) & Co. ..............      142,114       10,516,436
Merck & Co., Inc. ..............      290,000       18,533,900
Pfizer Inc. ....................      798,397       31,975,800
Pharmacia Corp. ................      163,532        7,514,295
Schering-Plough Corp. ..........      185,588        6,725,709
Watson Pharmaceuticals, Inc.
 (a)............................       13,034          803,416
                                                --------------
                                                    78,785,471
                                                --------------
HEALTH CARE--HMOs (0.3%)
Aetna Inc. (a)..................       18,187          470,498
Humana Inc. (a).................       21,630          213,055
UnitedHealth Group Inc. (a).....       40,424        2,496,182
Wellpoint Health Networks Inc.
 (a)............................        7,943          748,548
                                                --------------
                                                     3,928,283
                                                --------------
HEALTH CARE--HOSPITAL MANAGEMENT (0.4%)
HCA-The Healthcare Corp. .......       68,012        3,073,462
Tenet Healthcare Corp. (a)......       40,311        2,079,645
                                                --------------
                                                     5,153,107
                                                --------------
HEALTH CARE--MEDICAL PRODUCTS (1.3%)
Applera Corp. -- Applied
 Biosystems Group...............       26,611          711,844
Bard (C.R.), Inc. ..............        6,512          370,858
Bausch & Lomb Inc. .............        6,774          245,490
Baxter International Inc. ......       74,604        3,655,596
Becton, Dickinson & Co. ........       32,533        1,164,356
Biomet, Inc. ...................       22,010        1,057,801
Boston Scientific Corp. (a).....       51,587          876,979
Guidant Corp. (a)...............       39,064        1,406,304
Medtronic, Inc. ................      151,897        6,988,781
St. Jude Medical, Inc. (a)......       10,818          649,080
Stryker Corp. ..................       24,746        1,357,318
                                                --------------
                                                    18,484,407
                                                --------------
HEALTH CARE--MISCELLANEOUS (0.9%)
Amgen Inc. (a)..................      132,193        8,021,471
Biogen, Inc. (a)................       19,137        1,040,287
Chiron Corp. (a)................       24,236        1,236,036
HEALTHSOUTH Corp. (a)...........       49,689          793,534
Manor Care, Inc. (a)............       13,188          418,719
MedImmune, Inc. (a).............       26,780        1,264,016

                                       SHARES         VALUE
                                  ----------------------------
HEALTH CARE--MISCELLANEOUS (Continued)
Quintiles Transnational Corp.
 (a)............................       14,863   $      375,291
                                                --------------
                                                    13,149,354
                                                --------------
HEAVY DUTY TRUCKS & PARTS (0.1%)
Cummins Inc. ...................        5,390          208,593
Dana Corp. .....................       19,473          454,500
Eaton Corp. ....................        8,871          621,857
Navistar International Corp.
 (a)............................        7,919          222,761
PACCAR Inc. ....................        9,902          509,161
                                                --------------
                                                     2,016,872
                                                --------------
HOMEBUILDING (0.0%) (b)
Centex Corp. ...................        7,693          313,490
KB Home.........................        5,383          162,405
Pulte Homes, Inc. ..............        5,310          226,365
                                                --------------
                                                       702,260
                                                --------------
HOTEL/MOTEL (0.4%)
Carnival Corp. .................       74,065        2,273,796
Harrah's Entertainment, Inc.
 (a)............................       14,851          524,240
Hilton Hotels Corp. ............       47,143          546,866
Marriott International, Inc.
 Class A........................       30,607        1,448,935
Starwood Hotels & Resorts
 Worldwide, Inc. ...............       24,640          918,579
                                                --------------
                                                     5,712,416
                                                --------------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..........       25,347          558,394
Maytag Corp. ...................       10,001          292,629
Whirlpool Corp. ................        8,447          527,938
                                                --------------
                                                     1,378,961
                                                --------------
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co. (The)................       30,263        1,024,402
Colgate-Palmolive Co. ..........       70,936        4,184,515
Kimberly-Clark Corp. ...........       67,692        3,783,983
Procter & Gamble Co. (The)......      163,747       10,447,059
                                                --------------
                                                    19,439,959
                                                --------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...........       20,365          781,201
Newell Rubbermaid, Inc. ........       33,980          852,898
Tupperware Corp. ...............        7,376          172,820
                                                --------------
                                                     1,806,919
                                                --------------
INSURANCE BROKERS (0.3%)
Aon Corp. ......................       32,973        1,154,055
Marsh & McLennan Cos., Inc. ....       34,883        3,523,183
                                                --------------
                                                     4,677,238
                                                --------------
INSURANCE--LIFE (0.4%)
Conseco, Inc. ..................       42,008          573,409
Jefferson-Pilot Corp. ..........       19,561          945,188
John Hancock Financial Services,
 Inc. ..........................       27,300        1,099,098
Lincoln National Corp. .........       24,482        1,266,943
Torchmark Corp. ................       16,520          664,269
UNUMProvident Corp. ............       30,958          994,371
                                                --------------
                                                     5,543,278
                                                --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES         VALUE
                                  ----------------------------
INSURANCE--MULTI-LINE (2.1%)
American International Group,
 Inc. ..........................      295,235   $   25,390,210
CIGNA Corp. ....................       19,524        1,870,790
Hartford Financial Services
 Group, Inc. (The)..............       29,996        2,051,726
                                                --------------
                                                    29,312,726
                                                --------------
INSURANCE--PROPERTY & CASUALTY (0.9%)
Allstate Corp. (The)............       92,833        4,083,724
Chubb Corp. (The)...............       22,202        1,719,101
Cincinnati Financial Corp. .....       20,753          819,743
Loews Corp. ....................       25,332        1,632,141
MGIC Investment Corp. ..........       13,598          987,759
Progressive Corp. (The).........        9,368        1,266,460
SAFECO Corp. ...................       16,403          483,888
St. Paul Cos., Inc. (The).......       27,289        1,383,279
                                                --------------
                                                    12,376,095
                                                --------------
INVESTMENT BANK/BROKERAGE (0.9%)
Bear Stearns Cos., Inc. (The)...       13,481          794,975
Lehman Brothers Holdings
 Inc. ..........................       31,759        2,469,262
Merrill Lynch & Co., Inc. ......      106,132        6,288,321
Schwab (Charles) Corp. (The)....      175,105        2,679,106
                                                --------------
                                                    12,231,664
                                                --------------
LEISURE TIME (0.1%)
Brunswick Corp. ................       11,282          271,107
Harley-Davidson, Inc. ..........       38,390        1,807,401
                                                --------------
                                                     2,078,508
                                                --------------
MACHINERY--DIVERSIFIED (0.3%)
Caterpillar Inc. ...............       43,536        2,178,977
Deere & Co. ....................       29,768        1,126,719
Ingersoll-Rand Co. .............       20,599          848,679
Thermo Electron Corp. (a).......       22,845          503,047
Timken Co. (The)................        7,891          133,673
                                                --------------
                                                     4,791,095
                                                --------------
MANUFACTURING--DIVERSIFIED (1.7%)
Crane Co. ......................        7,760          240,560
Danaher Corp. ..................       18,214        1,019,984
Dover Corp. ....................       26,120          983,418
Honeywell International Inc. ...      101,270        3,543,437
Illinois Tool Works, Inc. ......       38,286        2,423,504
ITT Industries, Inc. ...........       11,390          504,007
Johnson Controls, Inc. .........       11,063          801,736
Millipore Corp. ................        5,781          358,306
Pall Corp. .....................       15,941          375,092
Parker-Hannifin Corp. ..........       14,820          628,961
Sealed Air Corp. (a)............       10,827          403,306
Tyco International Ltd..........      244,989       13,351,900
                                                --------------
                                                    24,634,211
                                                --------------
METALS--MINING (0.1%)
Freeport-McMoRan Copper & Gold,
 Inc. Class B (a)...............       20,611          227,752
Inco Ltd. (a)...................       23,384          403,608
Phelps Dodge Corp. .............       10,095          418,942
                                                --------------
                                                     1,050,302
                                                --------------

                                       SHARES         VALUE
                                  ----------------------------
MISCELLANEOUS (0.9%)
AES Corp. (The) (a).............       67,317   $    2,897,997
American Greetings Corp. Class
 A..............................        8,344           91,784
Archer-Daniels-Midland Co. .....       81,408        1,058,304
Calpine Corp. (a)...............       37,842        1,430,428
Cintas Corp. ...................       21,409          990,166
Minnesota Mining & Manufacturing
 Co. ...........................       50,318        5,741,284
TRW, Inc. ......................       15,578          638,698
                                                --------------
                                                    12,848,661
                                                --------------
NATURAL GAS DISTRIBUTORS & PIPELINES (1.1%)
Dynegy Inc. Class A.............       40,936        1,903,524
El Paso Corp. ..................       62,972        3,308,549
Enron Corp. ....................       94,721        4,641,329
KeySpan Corp. ..................       17,107          624,063
Kinder Morgan, Inc. ............       14,461          726,665
NICOR, Inc. ....................        5,940          231,541
NiSource Inc. ..................       25,955          709,350
ONEOK, Inc. ....................        7,458          146,923
Peoples Energy Corp. ...........        4,647          186,810
Sempra Energy...................       26,238          717,347
Williams Cos., Inc. (The).......       61,383        2,022,570
                                                --------------
                                                    15,218,671
                                                --------------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ..............       31,922        1,344,555
Xerox Corp. ....................       85,813          821,230
                                                --------------
                                                     2,165,785
                                                --------------
OIL & GAS DRILLING (0.0%)(b)
Rowan Cos., Inc. (a)............       11,937          263,808
                                                --------------
OIL & GAS--EXPLORATION & PRODUCTION (0.4%)
Anadarko Petroleum Corp. .......       31,497        1,701,783
Apache Corp. ...................       15,572          790,279
Burlington Resources Inc. ......       27,688        1,106,136
Devon Energy Corp. .............       16,192          850,080
EOG Resources, Inc. ............       14,866          528,486
Unocal Corp. ...................       31,265        1,067,700
                                                --------------
                                                     6,044,464
                                                --------------
OIL & WELL--EQUIPMENT & SERVICES (0.7%)
Baker Hughes Inc. ..............       42,160        1,412,360
Halliburton Co. ................       56,057        1,995,629
McDermott International,
 Inc. ..........................        7,746           90,241
Nabors Industries, Inc. (a).....       18,635          693,222
Noble Drilling Corp. (a)........       16,700          546,925
Schlumberger Ltd................       72,634        3,824,180
Transocean Sedco Forex Inc. ....       40,266        1,660,973
                                                --------------
                                                    10,223,530
                                                --------------
OIL--INTEGRATED DOMESTIC (0.7%)
Amerada Hess Corp. .............       11,211          905,849
Ashland Inc. ...................        9,114          365,471
Conoco, Inc. Class B............       79,481        2,297,001
Kerr-McGee Corp. ...............       12,150          805,180
Occidental Petroleum Corp. .....       46,881        1,246,566
Phillips Petroleum Co. .........       32,689        1,863,273

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                      SHARES         VALUE
                                  ----------------------------
OIL--INTEGRATED DOMESTIC (Continued)
Sunoco, Inc. ...................       11,405   $      417,765
Tosco Corp. ....................       18,630          820,652
USX-Marathon Group..............       40,110        1,183,646
                                                --------------
                                                     9,905,403
                                                --------------
OIL--INTEGRATED INTERNATIONAL (4.6%)
Chevron Corp. ..................       81,353        7,362,446
Exxon Mobil Corp. ..............      436,274       38,108,534
Royal Dutch Petroleum Co. ADR
 (d)............................      271,125       15,798,454
Texaco Inc. ....................       69,838        4,651,211
                                                --------------
                                                    65,920,645
                                                --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ............        7,238          254,560
Georgia-Pacific Group...........       28,657          970,039
International Paper Co. ........       61,072        2,180,270
Louisiana-Pacific Corp. ........       13,450          157,769
Mead Corp. (The)................       13,117          355,995
Potlatch Corp. .................        3,669          126,250
Westvaco Corp. .................       13,016          316,159
Weyerhaeuser Co. ...............       27,276        1,499,362
Willamette Industries, Inc. ....       13,893          687,704
                                                --------------
                                                     6,548,108
                                                --------------
PERSONAL LOANS (0.6%)
Capital One Financial Corp. ....       25,175        1,510,500
Countrywide Credit Industries,
 Inc. ..........................       14,583          669,068
Household International,
 Inc. ..........................       59,673        3,980,189
Providian Financial Corp. ......       36,427        2,156,479
                                                --------------
                                                     8,316,236
                                                --------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ..............       38,026        1,775,054
                                                --------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc.
 (a)............................       24,348          454,820
Waste Management, Inc. .........       79,240        2,442,177
                                                --------------
                                                     2,896,997
                                                --------------
PUBLISHING (0.2%)
Harcourt General Inc. ..........        9,401          547,044
McGraw-Hill Cos., Inc. (The)....       24,784        1,639,462
Meredith Corp. .................        6,509          233,087
                                                --------------
                                                     2,419,593
                                                --------------
PUBLISHING--NEWSPAPER (0.4%)
Dow Jones & Co., Inc. ..........       11,393          680,276
Gannett Co., Inc. ..............       33,375        2,199,412
Knight-Ridder, Inc. ............        9,656          572,601
New York Times Co. (The) Class
 A..............................       21,130          887,460
Tribune Co. ....................       38,313        1,532,903
                                                --------------
                                                     5,872,652
                                                --------------

                                       SHARES        VALUE
                                  ----------------------------
RAILROADS (0.4%)
Burlington Northern Santa Fe
 Corp. .........................       50,070   $    1,510,612
CSX Corp. ......................       27,017          979,096
Norfolk Southern Corp. .........       49,389        1,022,352
Union Pacific Corp. ............       31,596        1,734,937
                                                --------------
                                                     5,246,997
                                                --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc. .......       15,875          442,913
McDonald's Corp. ...............      166,303        4,500,159
Starbucks Corp. (a).............       47,252        1,086,796
Tricon Global Restaurants, Inc.
 (a)............................       18,617          817,287
Wendy's International, Inc. ....       14,605          373,011
                                                --------------
                                                     7,220,166
                                                --------------
RETAIL STORES--APPAREL (0.4%)
Gap, Inc. (The).................      108,113        3,135,277
Limited Inc. (The)..............       53,970          891,584
TJX Cos., Inc. (The)............       35,669        1,136,771
                                                --------------
                                                     5,163,632
                                                --------------
RETAIL STORES--DEPARTMENT (0.4%)
Dillard's, Inc. Class A.........       12,073          184,355
Federated Department Stores,
 Inc. (a).......................       25,610        1,088,425
Kohl's Corp. (a)................       42,080        2,639,678
May Department Stores Co.
 (The)..........................       37,885        1,297,940
Nordstrom, Inc. ................       17,347          321,787
Penney (J.C.) Co., Inc. ........       33,613          886,039
                                                --------------
                                                     6,418,224
                                                --------------
RETAIL STORES--DRUGS (0.3%)
Longs Drug Stores Corp. ........        5,080          109,474
Walgreen Co. ...................      128,580        4,391,007
                                                --------------
                                                     4,500,481
                                                --------------
RETAIL STORES--FOOD (0.5%)
Albertson's, Inc. ..............       51,943        1,557,771
Kroger Co. (The) (a)............      104,367        2,609,175
Safeway, Inc. (a)...............       63,444        3,045,312
Winn-Dixie Stores, Inc. ........       18,616          486,436
                                                --------------
                                                     7,698,694
                                                --------------
RETAIL STORES--GENERAL MERCHANDISE (2.4%)
Kmart Corp. (a).................       61,980          710,911
Sears, Roebuck & Co. ...........       42,371        1,792,717
Target Corp. ...................      113,597        3,930,456
Wal-Mart Stores, Inc. ..........      566,970       27,668,136
                                                --------------
                                                    34,102,220
                                                --------------
RETAIL STORES--SPECIALTY (2.1%)
AutoZone, Inc. (a)..............       14,427          541,012
Bed Bath & Beyond Inc. (a)......       35,845        1,118,364
Best Buy Co., Inc. (a)..........       26,373        1,675,213
Big Lots Inc. (a)...............       14,228          194,639
Circuit City Stores -- Circuit
 City Group.....................       26,074          469,332
Costco Wholesale Corp. (a)......       57,191        2,349,406
CVS Corp. ......................       49,829        1,923,399
Dollar General Corp. ...........       42,348          825,786

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                      SHARES         VALUE
                                  ----------------------------
RETAIL STORES--SPECIALTY (Continued)
Home Depot, Inc. (The)..........      293,901   $   13,681,092
Lowe's Cos., Inc. ..............       48,509        3,519,328
Office Depot, Inc. (a)..........       40,679          422,248
RadioShack Corp. ...............       23,829          726,785
Staples, Inc. (a)...............       57,921          926,157
Tiffany & Co. ..................       18,732          678,473
Toys "R" Us, Inc. (a)...........       25,048          619,938
                                                --------------
                                                    29,671,172
                                                --------------
SHOES (0.1%)
NIKE, Inc. Class B..............       34,417        1,445,170
Reebok International Ltd. (a)...        7,234          231,126
                                                --------------
                                                     1,676,296
                                                --------------
SPECIALIZED SERVICES (0.7%)
Block (H&R), Inc. ..............       11,604          749,038
Cendant Corp. (a)...............      107,775        2,101,613
Convergys Corp. (a).............       21,851          660,993
Ecolab Inc. ....................       16,695          683,994
IMS Health Inc. ................       37,186        1,059,801
Interpublic Group of Cos., Inc.
 (The)..........................       47,467        1,393,156
National Service Industries,
 Inc. ..........................        5,195          117,251
Omnicom Group Inc. .............       23,442        2,016,012
Robert Half International Inc.
 (a)............................       22,505          560,149
TMP Worldwide Inc. (a)..........       13,500          797,985
                                                --------------
                                                    10,139,992
                                                --------------
SPECIALTY PRINTING (0.1%)
Deluxe Corp. ...................        9,290          268,481
Donnelley (R.R.) & Sons Co. ....       15,712          466,646
                                                --------------
                                                       735,127
                                                --------------
STEEL (0.1%)
Allegheny Technologies Inc. ....       10,704          193,635
Nucor Corp. ....................        9,876          482,838
USX -- U.S. Steel Group.........       11,388          229,468
Worthington Industries, Inc. ...       11,074          150,607
                                                --------------
                                                     1,056,548
                                                --------------
TELECOMMUNICATIONS--LONG DISTANCE (1.7%)
AT&T Corp. .....................      436,401        9,600,822
AT&T Wireless Group (a).........       66,800        1,092,180
Global Crossing Ltd. (a)........      112,363          970,816
Nextel Communications, Inc.
 Class A (a)....................       96,506        1,688,855
Sprint Corp. (FON Group)........      111,861        2,389,351
Sprint Corp. (PCS Group) (a)....      118,246        2,855,641
WorldCom, Inc. (a)..............      364,353        5,173,813
                                                --------------
                                                    23,771,478
                                                --------------
TELEPHONE (3.8%)
ALLTEL Corp. ...................       39,609        2,426,447
BellSouth Corp. ................      236,895        9,539,762
CenturyTel, Inc. ...............       17,970          544,491
Citizens Communications Co.
 (a)............................       33,700          405,411
Qwest Communications
 International, Inc. ...........      210,262        6,701,050

                                      SHARES             VALUE
                                  --------------------------------
TELEPHONE (Continued)
SBC Communications Inc. ........      425,944       $   17,063,317
Verizon Communications Inc. ....      342,657           18,332,149
                                                    --------------
                                                        55,012,627
                                                    --------------
TEXTILES--APPAREL MANUFACTURERS (0.1%)
Liz Claiborne, Inc. ............        6,909              348,559
V.F. Corp. .....................       14,728              535,805
                                                    --------------
                                                           884,364
                                                    --------------
TOBACCO (1.0%)
Philip Morris Cos., Inc. .......      278,175           14,117,381
UST Inc. .......................       20,881              602,626
                                                    --------------
                                                        14,720,007
                                                    --------------
TOYS (0.1%)
Hasbro, Inc. ...................       21,952              317,207
Mattel, Inc. ...................       54,208            1,025,615
                                                    --------------
                                                         1,342,822
                                                    --------------
TRANSPORTATION--MISCELLANEOUS (0.1%)
FedEx Corp. (a).................       38,871            1,562,614
Ryder System, Inc. .............        7,681              150,548
                                                    --------------
                                                         1,713,162
                                                    --------------
Total Common Stocks (Cost
 $1,223,505,266)................                     1,397,312,644(e)
                                                    --------------
SHORT-TERM INVESTMENTS (2.3%)
                                   PRINCIPAL
                                    AMOUNT
                                  -----------
COMMERCIAL PAPER (1.5%)
Countrywide Home Loans, Inc.
 3.93%, due 7/6/01(c)...........  $19,900,000           19,886,963
 4.20%, due 7/2/01(c)...........    2,000,000            1,999,533
                                                    --------------
Total Commercial Paper (Cost
 $21,886,496)...................                        21,886,496
                                                    --------------
U.S. GOVERNMENT (0.8%)
United States Treasury Bills
 3.40%, due 9/20/01 (c).........    9,500,000            9,426,474
 3.72%, due 7/12/01 (c).........    1,600,000            1,598,004
                                                    --------------
Total U.S. Government (Cost
 $11,024,478)...................                        11,024,478
                                                    --------------
Total Short-Term Investments
 (Cost $32,910,974).............                        32,910,974
                                                    --------------
Total Investments (Cost
 $1,256,416,240) (f)............        100.0%       1,430,223,618(g)
Liabilities in Excess of
 Cash and Other Assets..........         (0.0)(b)         (681,461)
                                  -----------       --------------
Net Assets......................        100.0%      $1,429,542,157
                                  ===========       ==============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

FUTURES CONTRACTS (-0.0%) (B)
                                   CONTRACTS    UNREALIZED
                                     LONG      DEPRECIATION(h)
                                  -----------------------------
Standard & Poor's 500 Index
 September 2001.................          103   $     (576,596)
 Mini September 2001............            4             (388)
                                                --------------
Total Futures Contracts
 (Settlement Value
 $31,962,615) (e)...............                $     (576,984)
                                                ==============
---------------------------------------------------------------
(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Segregated as collateral for futures contracts.
(d)  ADR--American Depositary Receipt.
(e)  The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts
     represents approximately 100% of net assets.
(f)  The cost for federal income tax purposes is
     $1,257,182,250.
(g)  At June 30, 2001 net unrealized appreciation was
     $173,041,368, based on cost for federal income tax
     purposes. This consisted of aggregate gross unrealized
     appreciation for all investments on which there was an
     excess of market value over cost of $320,984,554 and
     aggregate gross unrealized depreciation for all
     investments on which there was an excess of cost over
     market value of $147,943,186.
(h)  Represents the difference between the value of the
     contracts at the time they were opened and the value at
     June 30, 2001.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

INDEXED EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $1,256,416,240).....   $1,430,223,618
Cash...................................           32,053
Receivables:
  Fund shares sold.....................        1,741,918
  Dividends and interest...............        1,191,443
  Variation margin on futures
    contracts..........................          339,598
                                          --------------
        Total assets...................    1,433,528,630
                                          --------------
LIABILITIES:
Payables:
  Investment securities purchased......        3,110,111
  Shareholder communication............          322,226
  Administrator........................          229,453
  Adviser..............................          114,727
  Fund shares redeemed.................           99,023
  Custodian............................           60,811
Accrued expenses.......................           50,122
                                          --------------
        Total liabilities..............        3,986,473
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,429,542,157
                                          ==============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares
  authorized...........................   $      570,828
Additional paid-in capital.............    1,251,246,704
Accumulated undistributed net
  investment income....................        6,732,339
Accumulated net realized loss on
  investments..........................       (2,238,108)
Net unrealized appreciation on
  investments and futures
  transactions.........................      173,230,394
                                          --------------
Net assets applicable to outstanding
  shares...............................   $1,429,542,157
                                          ==============
Shares of capital stock outstanding....       57,082,759
                                          ==============
Net asset value per share
  outstanding..........................   $        25.04
                                          ==============

INVESTMENT INCOME:
Income:
  Dividends (a)........................   $    8,608,180
  Interest.............................          760,317
                                          --------------
        Total income...................        9,368,497
                                          --------------
Expenses:
  Administration.......................        1,434,287
  Advisory.............................          717,144
  Shareholder communication............          269,276
  Custodian............................          100,350
  Professional.........................           58,196
  Directors............................           25,193
  Miscellaneous........................           31,712
                                          --------------
        Total expenses.................        2,636,158
                                          --------------
Net investment income..................        6,732,339
                                          --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) from:
  Security transactions................        1,907,333
  Futures transactions.................       (4,265,679)
                                          --------------
Net realized loss on investments.......       (2,358,346)
                                          --------------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions................     (109,707,637)
  Futures transactions.................          309,264
                                          --------------
Net unrealized loss on investments.....     (109,398,373)
                                          --------------
Net realized and unrealized loss on
  investments..........................     (111,756,719)
                                          --------------
Net decrease in net assets resulting
  from operations......................   $ (105,024,380)
                                          ==============
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $52,916.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

INDEXED EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                   2001             2000
                                                              ------------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $    6,732,339   $   14,835,041
  Net realized gain (loss) on investments...................      (2,358,346)      26,935,888
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................    (109,398,373)    (193,869,434)
                                                              --------------   --------------
  Net decrease in net assets resulting from operations......    (105,024,380)    (152,098,505)
                                                              --------------   --------------
Dividends and distributions to shareholders:
  From net investment income................................              --      (14,868,828)
  From net realized gain on investments.....................        (439,608)     (28,521,281)
                                                              --------------   --------------
    Total dividends and distributions to shareholders.......        (439,608)     (43,390,109)
                                                              --------------   --------------
Capital share transactions:
  Net proceeds from sale of shares..........................     217,901,171      630,362,517
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............         439,608       43,390,109
                                                              --------------   --------------
                                                                 218,340,779      673,752,626
  Cost of shares redeemed...................................    (210,911,577)    (471,771,622)
                                                              --------------   --------------
  Increase in net assets derived from capital share
    transactions............................................       7,429,202      201,981,004
                                                              --------------   --------------
Net increase (decrease) in net assets.......................     (98,034,786)       6,492,390
NET ASSETS:
Beginning of period.........................................   1,527,576,943    1,521,084,553
                                                              --------------   --------------
End of period...............................................  $1,429,542,157   $1,527,576,943
                                                              ==============   ==============
Accumulated undistributed net investment income at end of
  period....................................................  $    6,732,339   $           --
                                                              ==============   ==============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                           SIX MONTHS
                                             ENDED
                                            JUNE 30,                         YEAR ENDED DECEMBER 31
                                             2001*          2000         1999         1998         1997         1996
                                           ----------------------------------------------------------------------------
Net asset value at beginning of period...  $   26.88     $    30.50   $    25.89   $    20.58   $    16.10   $    13.53
                                           ----------    ----------   ----------   ----------   ----------   ----------
Net investment income....................       0.12           0.27         0.28         0.26         0.27         0.24
Net realized and unrealized gain (loss)
  on investments.........................      (1.95)         (3.10)        5.06         5.58         4.99         2.79
                                           ----------    ----------   ----------   ----------   ----------   ----------
Total from investment operations.........      (1.83)         (2.83)        5.34         5.84         5.26         3.03
                                           ----------    ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
  From net investment income.............         --          (0.27)       (0.28)       (0.26)       (0.27)       (0.24)
  From net realized gain on
    investments..........................      (0.01)         (0.52)       (0.45)       (0.27)       (0.51)       (0.22)
                                           ----------    ----------   ----------   ----------   ----------   ----------
Total dividends and distributions........      (0.01)         (0.79)       (0.73)       (0.53)       (0.78)       (0.46)
                                           ----------    ----------   ----------   ----------   ----------   ----------
Net asset value at end of period.........  $   25.04     $    26.88   $    30.50   $    25.89   $    20.58   $    16.10
                                           ==========    ==========   ==========   ==========   ==========   ==========
Total investment return..................      (6.81%)(a)     (9.32%)      20.70%       28.49%       32.84%       22.42%
Ratios (to average net assets)/Supplemental Data:
  Net investment income..................       0.94%+         0.94%        1.13%        1.30%        1.75%        2.14%
  Net expenses...........................       0.37%+         0.37%        0.36%        0.38%        0.39%        0.47%
  Expenses (before reimbursement)........       0.37%+         0.37%        0.36%        0.38%        0.39%        0.50%
Portfolio turnover rate..................          1%             6%           3%           4%           5%           3%
Net assets at end of period (in 000's)...  $1,429,542    $1,527,577   $1,521,085   $  946,785   $  496,772   $  223,945
------------
(a) Total return is not annualized.
 +  Annualized.
 *  Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

                   COMMON STOCKS (97.3%)+
                                  SHARES         VALUE
                                --------------------------
ADVERTISING & MARKETING SERVICES (0.1%)
TMP Worldwide Inc. (a)........       1,100     $    65,021
                                               -----------
AEROSPACE/DEFENSE (2.5%)
Boeing Co. (The)..............      18,300       1,017,480
General Dynamics Corp. .......       3,400         264,554
Lockheed Martin Corp. ........       2,000          74,100
Northrop Grumman Corp. .......       3,500         280,350
Rockwell International
 Corp. .......................       4,900         186,788
                                               -----------
                                                 1,823,272
                                               -----------
AIRLINES (0.1%)
AMR Corp. (a).................         554          20,016
Delta Air Lines, Inc. ........         700          30,856
                                               -----------
                                                    50,872
                                               -----------
AUTO PARTS & EQUIPMENT (0.5%)
Cooper Tire & Rubber Co. .....       4,200          59,640
Lear Corp. (a)................       2,200          76,780
Magna International Inc. Class
 A............................       4,100         252,109
                                               -----------
                                                   388,529
                                               -----------
AUTOMOBILES (0.7%)
Ford Motor Co. ...............      22,327         548,128
                                               -----------
BANKS (6.5%)
AmSouth Bancorporation........       4,800          88,752
Bank of America Corp. ........      21,500       1,290,645
Bank of New York Co., Inc.
 (The)........................       3,000         144,000
City National Corp. ..........       2,900         128,441
Comerica Inc. ................       3,500         201,600
First Tennessee National
 Corp. .......................       1,100          38,181
First Union Corp. ............       8,200         286,508
FleetBoston Financial
 Corp. .......................      28,700       1,132,215
Greater Bay Bancorp...........       2,000          49,960
Hibernia Corp. Class A........       2,400          42,720
KeyCorp.......................       4,100         106,805
Mellon Financial Corp. .......       2,000          92,000
PNC Financial Services
 Group, Inc. (The)............       1,800         118,422
Silicon Valley Bancshares
 (a)..........................       6,400         140,800
SunTrust Banks, Inc. .........         400          25,912
UnionBanCal Corp. ............       6,200         208,940
U.S. Bancorp..................       8,700         198,273
Washington Mutual, Inc. ......       7,950         298,523
Wells Fargo & Co. ............       1,000          46,430
Zions Bancorporation..........       2,400         141,600
                                               -----------
                                                 4,780,727
                                               -----------
BEVERAGES (0.8%)
Coca-Cola Co. (The)...........       4,000         180,000
PepsiCo, Inc. ................       9,200         406,640
                                               -----------
                                                   586,640
                                               -----------

                                    SHARES         VALUE
                                ----------------------------
BROADCAST/MEDIA (0.9%)
Comcast Corp. Special Class A
 (a)..........................      11,300     $   490,420
USA Networks, Inc. (a)........       5,200         146,588
                                               -----------
                                                   637,008
                                               -----------
CHEMICALS (0.9%)
Eastman Chemical Co. .........       4,600         219,098
Englehard Corp. ..............       7,200         185,688
Lyondell Chemical Co. ........      15,600         239,928
                                               -----------
                                                   644,714
                                               -----------
COMMERCIAL & CONSUMER SERVICES (0.7%)
Cerner Corp. (a)..............       1,200          50,400
Galileo International,
 Inc. ........................       1,900          61,750
Manpower Inc. ................       1,300          38,870
Viad Corp. ...................      14,200         374,880
                                               -----------
                                                   525,900
                                               -----------
COMMUNICATIONS--EQUIPMENT (2.0%)
Cisco Systems, Inc. (a).......      33,900         616,980
Comverse Technology, Inc.
 (a)..........................       1,900         109,478
Corning Inc. .................       6,700         111,957
JDS Uniphase Corp. (a)........       2,880          36,720
L-3 Communications
 Holdings, Inc. (a)...........       1,700         129,710
Nortel Networks Corp. ........       5,400          49,086
QUALCOMM Inc. (a).............       2,500         146,200
Scientific-Atlanta, Inc. .....       6,100         247,660
                                               -----------
                                                 1,447,791
                                               -----------
COMPUTER SOFTWARE & SERVICES (5.0%)
Adobe Systems Inc. ...........       2,600         122,200
Automatic Data Processing,
 Inc. ........................       1,600          79,520
Computer Associates
 International, Inc. .........       3,500         126,000
Electronic Data Systems
 Corp. .......................       8,300         518,750
First Data Corp. .............       4,600         295,550
Microsoft Corp. (a)...........      27,400       2,000,200
Oracle Corp. (a)..............      21,600         410,400
Paychex, Inc. ................       3,200         128,000
Sabre Holdings Corp. (a)......         300          15,000
                                               -----------
                                                 3,695,620
                                               -----------
COMPUTER SYSTEMS (3.3%)
Compaq Computer Corp. ........       8,200         127,018
Dell Computer Corp. (a).......      11,600         303,340
EMC Corp. (a).................      13,500         392,175
Hewlett-Packard Co. ..........       1,600          45,760
International Business
 Machines Corp. ..............      11,500       1,299,500
Sun Microsystems, Inc. (a)....      16,300         256,236
                                               -----------
                                                 2,424,029
                                               -----------
COMPUTERS--HARDWARE (0.2%)
Mentor Graphics Corp. (a).....       8,600         150,500
                                               -----------
CONSUMER PRODUCTS (0.1%)
Church & Dwight Co., Inc. ....       2,000          50,900
                                               -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                ----------------------------
CONTAINERS (0.4%)
Ball Corp. ...................       3,500     $   166,460
Bemis Co., Inc. ..............       1,200          48,204
Pactiv Corp. (a)..............       4,100          54,940
                                               -----------
                                                   269,604
                                               -----------
COSMETICS/PERSONAL CARE (0.2%)
Alberto-Culver Co. Class B....         600          25,224
Avon Products, Inc. ..........       1,900          87,932
                                               -----------
                                                   113,156
                                               -----------
ELECTRIC POWER COMPANIES (3.2%)
ALLETE, Inc. .................       5,300         119,250
Ameren Corp. .................       1,000          42,700
CMS Energy Corp. .............       4,500         125,325
DTE Energy Co. ...............         900          41,796
Entergy Corp. ................      14,500         556,655
Exelon Corp. .................       1,037          66,492
GPU, Inc. ....................       1,600          56,240
PPL Corp. ....................       4,500         247,500
Puget Energy, Inc. ...........       4,000         104,800
Reliant Energy, Inc. .........      16,200         521,802
TXU Corp. ....................       7,100         342,149
UtiliCorp United Inc. ........       3,800         116,090
                                               -----------
                                                 2,340,799
                                               -----------
ELECTRICAL EQUIPMENT (3.9%)
C&D Technologies, Inc. .......       2,900          89,900
Cooper Industries, Inc. ......       2,600         102,934
Emerson Electric Co. .........         900          54,450
General Electric Co. (e)......      51,900       2,530,125
Sanmina Corp. (a).............       2,600          60,866
                                               -----------
                                                 2,838,275
                                               -----------
ELECTRONICS--COMPONENTS (1.0%)
Amphenol Corp. Class A (a)....       2,100          84,105
Avnet, Inc. ..................       2,200          49,324
Integrated Device Technology,
 Inc. (a).....................       7,000         221,830
International Rectifier Corp.
 (a)..........................       5,300         180,730
Lam Research Corp. (a)........       2,900          85,985
NVIDIA Corp. (a)..............         400          37,100
SPX Corp. (a).................         400          50,072
                                               -----------
                                                   709,146
                                               -----------
ELECTRONICS--DEFENSE (0.3%)
PerkinElmer, Inc. ............       9,000         247,770
                                               -----------
ELECTRONICS--INSTRUMENTATION (0.2%)
Tektronix, Inc. (a)...........       4,100         111,315
                                               -----------
ELECTRONICS--SEMICONDUCTORS (3.1%)
Advanced Micro Devices, Inc.
 (a)..........................       2,600          75,088
Analog Devices, Inc. (a)......       3,900         168,675
Applied Materials, Inc. (a)...       4,500         220,950
Intel Corp. ..................      30,700         897,975
KLA-Tencor Corp. (a)..........       3,700         216,339
Linear Technology Corp. ......       6,000         265,320

                                    SHARES          VALUE
                                ----------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Maxim Integrated Products,
 Inc. (a).....................       1,300     $    57,473
Micron Technology, Inc. (a)...       3,800         156,180
Novellus Systems, Inc. (a)....       2,700         153,333
Texas Instruments Inc. .......       1,500          47,250
                                               -----------
                                                 2,258,583
                                               -----------
ENTERTAINMENT (3.3%)
AOL Time Warner Inc. (a)(e)...      32,150       1,703,950
Walt Disney Co. (The).........      24,400         704,916
                                               -----------
                                                 2,408,866
                                               -----------
FINANCE (7.3%)
Citigroup Inc. ...............      50,300       2,657,852
CNA Financial Corp. (a).......       1,700          67,065
Fannie Mae....................      10,900         928,135
Freddie Mac...................       7,000         490,000
GreenPoint Financial Corp. ...       4,900         188,160
MetLife, Inc..................       4,100         127,018
Metris Companies Inc. ........       7,800         262,938
Morgan Stanley Dean Witter &
 Co. .........................       9,600         616,608
                                               -----------
                                                 5,337,776
                                               -----------
FOOD (1.7%)
Archer-Daniels-Midland Co. ...      21,650         281,450
ConAgra Foods, Inc. ..........      15,500         307,055
Hormel Foods Corp. ...........       1,400          34,076
Kellogg Co. ..................       2,200          63,800
Kraft Foods Inc. Class A
 (a)..........................       7,000         217,000
Sara Lee Corp. ...............       2,600          49,244
Unilever N.V. ADR (c).........       5,300         315,721
                                               -----------
                                                 1,268,346
                                               -----------
FOOD & HEALTH CARE DISTRIBUTORS (0.4%)
SUPERVALU INC. ...............      13,400         235,170
Sysco Corp. ..................       1,400          38,010
                                               -----------
                                                   273,180
                                               -----------
GOLD & PRECIOUS METALS MINING (0.1%)
Arch Coal, Inc. ..............       1,700          43,979
                                               -----------
HARDWARE & TOOLS (0.2%)
Black & Decker Corp. (The)....         900          35,514
Stanley Works (The)...........       3,500         146,580
                                               -----------
                                                   182,094
                                               -----------
HEALTH CARE--DRUGS (5.7%)
Forest Laboratories, Inc.
 (a)..........................       3,000         213,000
IVAX Corp. (a)................       1,625          63,375
Lilly (Eli) & Co. ............       4,900         362,600
Merck & Co., Inc. ............      17,500       1,118,425
Pfizer Inc. ..................      47,300       1,894,365
Pharmacia Corp. ..............       4,700         215,965
Schering-Plough Corp. ........       8,400         304,416
                                               -----------
                                                 4,172,146
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                    SHARES         VALUE
                                ----------------------------
HEALTH CARE--HMOs (0.3%)
WellPoint Health Networks Inc.
 (a)..........................       2,700     $   254,448
                                               -----------
HEALTH CARE--MEDICAL PRODUCTS (0.5%)
Bard (C.R.), Inc. ............       3,300         187,935
Bausch & Lomb Inc. ...........       1,200          43,488
Baxter International Inc......       2,200         107,800
Cytyc Corp. (a)...............       2,700          62,235
                                               -----------
                                                   401,458
                                               -----------
HEALTH CARE--MISCELLANEOUS (3.9%)
American Home Products
 Corp. .......................       2,900         169,476
Bristol-Myers Squibb Co. .....      12,000         627,600
Health Net, Inc. (a)..........       3,300          57,420
Johnson & Johnson.............      36,000       1,800,000
Oxford Health Plans, Inc.
 (a)..........................       7,800         223,080
                                               -----------
                                                 2,877,576
                                               -----------
HEAVY DUTY TRUCKS & PARTS (0.0%) (b)
Eaton Corp. ..................         400          28,040
                                               -----------
HOMEBUILDING (0.7%)
Centex Corp. .................       1,400          57,050
KB Home.......................       3,200          96,544
Lennar Corp. .................       7,600         316,920
Pulte Homes, Inc. ............       1,140          48,598
                                               -----------
                                                   519,112
                                               -----------
HOTEL/MOTEL (0.4%)
Carnival Corp. ...............       9,200         282,440
                                               -----------
HOUSEHOLD--FURNISHINGS & APPLIANCES (0.1%)
Whirlpool Corp. ..............         900          56,250
                                               -----------
HOUSEHOLD PRODUCTS (1.1%)
Clorox Co. (The)..............       5,600         189,560
Procter & Gamble Co. (The)....       9,600         612,480
                                               -----------
                                                   802,040
                                               -----------
HOUSEWARES (0.4%)
Fortune Brands, Inc. .........       1,800          69,048
Newell Rubbermaid Inc. .......       1,700          42,670
Tupperware Corp. .............       8,600         201,498
                                               -----------
                                                   313,216
                                               -----------
INSURANCE (4.2%)
Allstate Corp. (The)..........       1,100          48,389
American International Group,
 Inc. ........................       3,200         275,200
CIGNA Corp. ..................       6,300         603,666
Fidelity National Financial,
 Inc. ........................       6,300         154,791
Gallagher (Arthur J.) &
 Co. .........................       3,000          78,000
Hartford Financial Services
 Group, Inc. (The)............         600          41,040
Lincoln National Corp.
 (The)........................      11,300         584,775
Loews Corp. ..................      14,600         940,678

                                    SHARES         VALUE
                                ----------------------------
INSURANCE (Continued)
Old Republic International
 Corp. .......................       9,100     $   263,900
Radian Group Inc. ............       1,400          56,630
                                               -----------
                                                 3,047,069
                                               -----------
INTERNET SOFTWARE & SERVICES (0.1%)
Akamai Technologies, Inc.
 (a)..........................       3,700          33,947
Juniper Networks, Inc. (a)....         800          24,880
VeriSign, Inc. (a)............         700          42,007
                                               -----------
                                                   100,834
                                               -----------
INVESTMENT BANK/BROKERAGE (1.1%)
Bear Stearns Companies Inc.
 (The)........................       2,100         123,837
Goldman Sachs Group, Inc.
 (The)........................         500          42,900
Lehman Brothers Holdings
 Inc. ........................       6,200         482,050
Merrill Lynch & Co., Inc. ....       3,300         195,525
                                               -----------
                                                   844,312
                                               -----------
INVESTMENT COMPANIES (0.1%)
iShares S&P 500 Index Fund....         600          73,680
                                               -----------
LEISURE TIME (0.5%)
Brunswick Corp. ..............      10,000         240,300
Callaway Golf Co. ............       3,500          55,300
International Game Technology
 (a)..........................       1,700         106,675
                                               -----------
                                                   402,275
                                               -----------
MACHINERY (0.3%)
Caterpillar Inc. .............       1,000          50,050
Deere & Co. ..................       1,600          60,560
Ingersoll-Rand Co. ...........       1,200          49,440
Thermo Electron Corp. (a).....       2,200          48,444
                                               -----------
                                                   208,494
                                               -----------
MANUFACTURING (2.7%)
ITT Industries, Inc. .........       8,300         367,275
Johnson Controls, Inc. .......       1,200          86,964
Pall Corp. ...................       4,000          94,120
Tyco International Ltd. ......      23,887       1,301,842
York International Corp. .....       4,200         147,084
                                               -----------
                                                 1,997,285
                                               -----------
METALS (0.2%)
Inco Ltd. (a).................       8,600         148,436
                                               -----------
NATURAL GAS DISTRIBUTORS &
 PIPELINES (1.3%)
KeySpan Corp. ................       6,800         248,064
Nicor Inc. ...................       3,700         144,226
Peoples Energy Corp. .........       2,200          88,440
Sempra Energy.................      16,000         437,440
                                               -----------
                                                   918,170
                                               -----------
OFFICE EQUIPMENT & SUPPLIES (0.2%)
Pitney Bowes Inc. ............       4,000         168,480
                                               -----------
OIL & GAS SERVICES (0.6%)
Anadarko Petroleum Corp. .....         300          16,209
Noble Drilling Corp. (a)......       1,800          58,950

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                    SHARES        VALUE
                                ----------------------------
OIL & GAS SERVICES (Continued)
Schlumberger Ltd. ............       1,500     $    78,975
Smith International, Inc.
 (a)..........................       2,200         131,780
Ultramar Diamond
 Shamrock Corp. ..............       3,100         146,475
                                               -----------
                                                   432,389
                                               -----------
OIL--INTEGRATED DOMESTIC (3.9%)
Amerada Hess Corp. ...........       4,600         371,680
Kerr-McGee Corp. .............      14,400         954,288
Occidental Petroleum Corp. ...      42,200       1,122,098
Phillips Petroleum Co. .......       1,300          74,100
USX-Marathon Group............      12,200         360,022
                                               -----------
                                                 2,882,188
                                               -----------
OIL--INTEGRATED INTERNATIONAL (4.5%)
Chevron Corp. ................      10,700         968,350
Exxon Mobil Corp. ............      20,100       1,755,735
Royal Dutch Petroleum Co. ADR
 (c)..........................       9,500         553,565
                                               -----------
                                                 3,277,650
                                               -----------
PAPER & FOREST PRODUCTS (1.1%)
Bowater Inc. .................       2,100          93,954
International Paper Co. ......       2,882         102,887
Plum Creek Timber Co.,
 Inc. ........................       2,600          73,138
Rayonier Inc. ................       1,500          69,675
Westvaco Corp. ...............       4,300         104,447
Weyerhaeuser Co. .............       6,700         368,299
                                               -----------
                                                   812,400
                                               -----------
PERSONAL LOANS (0.5%)
Countrywide Credit
 Industries, Inc. ............       7,600         348,688
                                               -----------
PHOTOGRAPHY/IMAGING (0.0%)(b)
Eastman Kodak Co. ............         800          37,344
                                               -----------
PUBLISHING (0.2%)
Gannett Co., Inc. ............       1,700         112,030
                                               -----------
RAILROADS (0.4%)
Burlington Northern
 Santa Fe Corp. ..............       2,400          72,408
Canadian Pacific Ltd. ........       4,900         189,875
Union Pacific Corp. ..........       1,200          65,892
                                               -----------
                                                   328,175
                                               -----------
REAL ESTATE INVESTMENT/MANAGEMENT (0.2%)
CarrAmerica Realty Corp.......       4,100         125,050
                                               -----------
RESTAURANTS (0.1%)
Darden Restaurants, Inc.......       4,000         111,600
                                               -----------
RETAIL (4.8%)
Best Buy Co., Inc. (a)........       2,900         184,208
Circuit City Stores,
 Inc.--Circuit City Group.....       4,100          73,800
CVS Corp......................       1,100          42,460

                                   SHARES         VALUE
                                ----------------------------
RETAIL (Continued)
Federated Department
 Stores, Inc. (a).............       7,700     $   327,250
Home Depot, Inc. (The)........         900          41,895
Longs Drug Stores Corp........       1,400          30,170
May Department Stores Co.
 (The)........................      10,300         352,878
Michaels Stores, Inc. (a).....       1,400          57,400
Pier 1 Imports, Inc...........       8,000          92,000
RadioShack Corp...............       1,700          51,850
Safeway Inc. (a)..............         800          38,400
Sears, Roebuck and Co.........      25,400       1,074,674
Talbots, Inc. (The)...........       2,000          87,500
Tech Data Corp. (a)...........       4,200         140,112
Tiffany & Co..................         900          32,598
Venator Group, Inc. (a).......       4,900          74,970
Wal-Mart Stores, Inc..........      14,900         727,120
Zale Corp. (a)................       2,600          87,620
                                               -----------
                                                 3,516,905
                                               -----------
SPECIALIZED SERVICES (0.3%)
Block (H&R), Inc..............       1,100          71,005
Omnicom Group Inc.............       1,500         129,000
                                               -----------
                                                   200,005
                                               -----------
SPECIALTY PRINTING (0.5%)
Deluxe Corp...................      12,800         369,920
                                               -----------
TELECOMMUNICATIONS (1.2%)
AT&T Corp. (e)................      11,107         244,354
Digital Lightwave, Inc. (a)...       2,000          73,920
Global Crossing Ltd. (a)......       7,500          64,800
Nextel Communications, Inc.
 Class A (a)..................       2,900          50,750
Sprint Corp. (FON Group)......       8,300         177,288
UTStarcom, Inc. (a)...........       1,400          32,620
WorldCom, Inc.--MCI Group.....         652          10,497
WorldCom, Inc.--WorldCom Group
 (a)..........................      16,300         231,460
                                               -----------
                                                   885,689
                                               -----------
TELEPHONE (5.1%)
BellSouth Corp................      21,700         873,859
Qwest Communications
 International Inc............      10,987         350,156
SBC Communications Inc. (e)...      25,700       1,029,542
Telephone and Data Systems,
 Inc..........................       1,300         141,375
Verizon Communications Inc.
 (e)..........................      25,018       1,338,463
                                               -----------
                                                 3,733,395
                                               -----------
TEXTILES (0.0%)(b)
Liz Claiborne, Inc............         400          20,180
                                               -----------
TOBACCO (0.5%)
Philip Morris Companies
 Inc..........................       6,600         334,950
                                               -----------
Total Common Stocks
 (Cost $70,660,471)...........                  71,366,859(d)
                                               -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

SHORT-TERM
INVESTMENT (2.6%)
                                 PRINCIPAL
                                  AMOUNT          VALUE
                                ----------------------------
TIME DEPOSIT (2.6%)
Bank of New York Cayman
 3.625%, due 7/2/01...........  $1,878,000     $ 1,878,000
                                               -----------
Total Short-Term Investment
 (Cost $1,878,000)............                   1,878,000
                                               -----------
Total Investments
 (Cost $72,538,471)(g)........        99.9%     73,244,859(h)
Cash and Other Assets,
 Less Liabilities.............         0.1          56,580
                                 ---------     -----------
Net Assets....................       100.0%    $73,301,439
                                 =========     ===========

                 FUTURES CONTRACTS (-0.1%)
                                 CONTRACTS     UNREALIZED
                                   LONG      DEPRECIATION(f)
                                ----------------------------
Standard & Poor's 500 Index
 September 2001...............           4     $   (44,417)
                                               -----------
Total Futures Contracts
 (Settlement Value
 $1,231,700)(d)...............                 $   (44,417)
                                               ===========

------------
(a) Non-income producing security.
(b) Less than one tenth of a percent.
(c) ADR--American Depositary Receipt.
(d) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.0% of net assets.
(e) Segregated or partially segregated as collateral for futures contracts.
(f) Represents the difference between the value of the contracts at the time they were opened and the value at June 30, 2001.
(g) The cost for federal income tax purposes is $72,999,459.
(h) At June 30, 2001 net unrealized appreciation was $245,400, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,489,575 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,244,175.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)
STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $72,538,471)...........   $73,244,859
Cash......................................        54,608
Receivables:
  Investment securities sold..............     2,322,974
  Dividends and interest..................        90,468
  Fund shares sold........................        17,173
  Variation margin on futures contracts...        12,700
Unamortized organization expense..........         7,846
                                             -----------
        Total assets......................    75,750,628
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     2,348,138
  Adviser.................................        29,371
  Custodian...............................        15,285
  Administrator...........................        11,748
  Fund shares redeemed....................         4,426
Accrued expenses..........................        40,221
                                             -----------
        Total liabilities.................     2,449,189
                                             -----------
Net assets applicable to outstanding
  shares..................................   $73,301,439
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    67,709
Additional paid-in capital................    74,706,702
Accumulated undistributed net investment
  income..................................       251,624
Accumulated net realized loss on
  investments.............................    (2,386,567)
Net unrealized appreciation on investments
  and futures transactions................       661,971
                                             -----------
Net assets applicable to outstanding
  shares..................................   $73,301,439
                                             ===========
Shares of capital stock outstanding.......     6,770,863
                                             ===========
Net asset value per share outstanding.....   $     10.83
                                             ===========

INVESTMENT INCOME:
Income:
  Dividends (a)...........................   $   540,764
  Interest................................        28,043
                                             -----------
        Total income......................       568,807
                                             -----------
Expenses:
  Advisory................................       179,651
  Administration..........................        71,860
  Custodian...............................        20,868
  Professional............................        18,886
  Shareholder communication...............        12,095
  Amortization of organization expense....         2,111
  Directors...............................         1,244
  Miscellaneous...........................        10,468
                                             -----------
        Total expenses....................       317,183
                                             -----------
Net investment income.....................       251,624
                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized loss from:
  Security transactions...................    (1,219,783)
  Futures transactions....................      (211,357)
                                             -----------
Net realized loss on investments..........    (1,431,140)
                                             -----------
Net change in unrealized appreciation
  (depreciation) on investments:
  Security transactions...................    (1,974,544)
  Futures transactions....................        14,472
                                             -----------
Net unrealized loss on investments........    (1,960,072)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (3,391,212)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(3,139,588)
                                             ===========
------------
(a) Dividends recorded net of foreign withholding taxes
    in the amount of $2,353.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

AMERICAN CENTURY
INCOME & GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                 2001            2000
                                                              ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.....................................  $   251,624   $   480,014
  Net realized loss on investments..........................   (1,431,140)     (815,121)
  Net change in unrealized appreciation (depreciation) on
    investments and futures transactions....................   (1,960,072)   (7,876,404)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (3,139,588)   (8,211,511)
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................           --      (489,895)
  From net realized gain on investments.....................           --      (109,499)
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......           --      (599,394)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    4,718,552    22,993,206
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............           --       599,394
                                                              -----------   -----------
                                                                4,718,552    23,592,600
  Cost of shares redeemed...................................   (3,466,678)   (3,734,821)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    1,251,874    19,857,779
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (1,887,714)   11,046,874
NET ASSETS:
Beginning of period.........................................   75,189,153    64,142,279
                                                              -----------   -----------
End of period...............................................  $73,301,439   $75,189,153
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   251,624   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                     MAY 1,
                                                    SIX MONTHS                                      1998 (a)
                                                       ENDED        YEAR ENDED      YEAR ENDED      THROUGH
                                                     JUNE 30,      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                       2001*           2000            1999           1998
                                                    ----------------------------------------------------------
Net asset value at beginning of period............  $    11.28     $     12.74     $     10.91    $     10.00
                                                    -----------    -----------     -----------    -----------
Net investment income.............................        0.04            0.07            0.08           0.05
Net realized and unrealized gain (loss) on
  investments.....................................       (0.49)          (1.44)           1.83           0.91
                                                    -----------    -----------     -----------    -----------
Total from investment operations..................       (0.45)          (1.37)           1.91           0.96
                                                    -----------    -----------     -----------    -----------
Less dividends and distributions:
  From net investment income......................          --           (0.07)          (0.08)         (0.05)
  From net realized gain on investments...........          --           (0.02)             --             --
                                                    -----------    -----------     -----------    -----------
Total dividends and distributions.................          --           (0.09)          (0.08)         (0.05)
                                                    -----------    -----------     -----------    -----------
Net asset value at end of period..................  $    10.83     $     11.28     $     12.74    $     10.91
                                                    ===========    ===========     ===========    ===========
Total investment return...........................       (4.06%)(b)      (10.73%)        17.59%          9.60%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income...........................        0.70%+          0.66%           0.89%          1.20%+
  Net expenses....................................        0.88%+          0.90%           0.85%          0.85%+
  Expenses (before reimbursement).................        0.88%+          0.90%           0.92%          1.30%+
Portfolio turnover rate...........................          28%             59%             51%            34%
Net assets at end of period (in 000's)............  $   73,301     $    75,189     $    64,142    $    30,167

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)


COMMON STOCKS (96.4%)+
                                         SHARES        VALUE
                                        ---------------------
AEROSPACE/DEFENSE (1.4%)
Boeing Co. (The)...................      11,700   $   650,520
General Dynamics Corp. ............       1,300       101,153
                                                  -----------
                                                      751,673
                                                  -----------
AGRICULTURAL PRODUCTS (1.1%)
Monsanto Co. ......................      14,900       551,300
                                                  -----------
AIRLINES (0.2%)
Southwest Airlines Co. ............       5,950       110,015
                                                  -----------
ALUMINUM (1.0%)
Alcoa Inc. ........................      12,600       496,440
                                                  -----------
AUTOMOBILES (1.5%)
General Motors Corp. ..............      12,034       774,388
                                                  -----------
BANKS (10.7%)
Bank of America Corp. .............      17,100     1,026,513
Bank of New York Co., Inc. (The)...      12,200       585,600
Bank One Corp. ....................      17,200       615,760
FleetBoston Financial Corp. .......      13,100       516,795
JP Morgan Chase & Co. .............      16,000       713,600
KeyCorp............................       4,200       109,410
PNC Financial Services Group.......       2,300       151,317
Synovus Financial Corp. ...........       4,800       150,624
Washington Mutual, Inc. ...........      13,950       523,823
Wells Fargo & Co. .................      24,700     1,146,821
                                                  -----------
                                                    5,540,263
                                                  -----------
BEVERAGES (1.9%)
Anheuser-Busch Companies, Inc. ....       6,200       255,440
Coca-Cola Co. (The)................       4,600       207,000
Coca-Cola Enterprises Inc. ........      21,200       346,620
PepsiCo, Inc. .....................       3,900       172,380
                                                  -----------
                                                      981,440
                                                  -----------
BROADCAST/MEDIA (2.5%)
AT&T Corp.-Liberty Media Group
 Class A (a).......................      37,400       654,126
Clear Channel Communications, Inc.
 (a)...............................       2,900       181,830
Comcast Corp. Special Class A
 (a)...............................      10,200       442,680
                                                  -----------
                                                    1,278,636
                                                  -----------
CHEMICALS (1.6%)
Dow Chemical Co. (The).............      14,582       484,852
du Pont (E.I.) De Nemours & Co. ...       7,500       361,800
                                                  -----------
                                                      846,652
                                                  -----------
COMPUTER SOFTWARE & SERVICES (1.2%)
Adobe Systems Inc. ................       6,100       286,700
Electronic Data Systems Corp. .....       1,400        87,500
Microsoft Corp. (a)................       3,700       270,100
                                                  -----------
                                                      644,300
                                                  -----------

                                         SHARES        VALUE
                                        ---------------------
COMPUTER SYSTEMS (2.9%)
Compaq Computer Corp. .............      10,800   $   167,292
Hewlett-Packard Co. ...............       8,000       228,800
International Business Machines
 Corp. ............................       9,800     1,107,400
                                                  -----------
                                                    1,503,492
                                                  -----------
COSMETICS/PERSONAL CARE (0.5%)
Gillette Co. (The).................       9,200       266,708
                                                  -----------
ELECTRIC POWER COMPANIES (4.9%)
American Electric Power Co.,
 Inc. .............................       2,600       120,042
Dominion Resources, Inc. ..........       1,900       114,247
Duke Energy Corp. .................       6,200       241,862
Exelon Corp. ......................      10,000       641,200
Southern Co. (The).................       9,000       209,250
TXU Corp. .........................      14,000       674,660
UtiliCorp United Inc. .............       7,200       219,960
Xcel Energy, Inc. .................      11,100       315,795
                                                  -----------
                                                    2,537,016
                                                  -----------
ELECTRICAL EQUIPMENT (0.6%)
Emerson Electric Co. ..............       3,400       205,700
General Electric Co. ..............       1,700        82,875
                                                  -----------
                                                      288,575
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (0.7%)
Motorola, Inc. ....................      23,300       385,848
                                                  -----------
ENTERTAINMENT (2.1%)
AOL Time Warner Inc. (a)...........       7,100       376,300
Viacom Inc. Class B (a)............       4,300       222,525
Walt Disney Co. (The)..............      16,500       476,685
                                                  -----------
                                                    1,075,510
                                                  -----------
FINANCE (14.4%)
American Express Co. ..............      13,800       535,440
American General Corp. ............       8,200       380,890
Citigroup Inc. ....................      52,946     2,797,667
Fannie Mae.........................       3,900       332,085
Freddie Mac........................      10,400       728,000
GreenPoint Financial Corp. ........      21,400       821,760
MBNA Corp. ........................      14,100       464,595
Morgan Stanley Dean Witter &
 Co. ..............................      15,400       989,142
USA Education, Inc. ...............       5,600       408,800
                                                  -----------
                                                    7,458,379
                                                  -----------
FOOD (0.7%)
Kraft Foods Inc. Class A (a).......      11,000       341,000
                                                  -----------
HEALTH CARE--DRUGS (1.5%)
Merck & Co., Inc. .................      12,500       798,875
                                                  -----------
HEALTH CARE--HMOs (0.4%)
WellPoint Health Networks Inc.
 (a)...............................       2,000       188,480
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                         SHARES        VALUE
                                     ------------------------
HEALTH CARE--MEDICAL PRODUCTS (0.9%)
Baxter International Inc. .........       4,600   $   225,400
Henry Schein, Inc. (a).............       5,800       221,850
                                                  -----------
                                                      447,250
                                                  -----------
HEALTH CARE--MISCELLANEOUS (5.4%)
Abbott Laboratories................      11,300       542,513
American Home Products Corp. ......       3,400       198,696
Bristol-Myers Squibb Co. ..........       7,800       407,940
HCA-The Healthcare Co. ............      12,400       560,356
HEALTHSOUTH Corp. (a)..............      18,900       301,833
Johnson & Johnson..................      16,242       812,100
                                                  -----------
                                                    2,823,438
                                                  -----------
HOUSEHOLD PRODUCTS (2.3%)
Kimberly-Clark Corp. ..............       4,700       262,730
Procter & Gamble Co. (The).........      15,000       957,000
                                                  -----------
                                                    1,219,730
                                                  -----------
HOUSEWARES (0.5%)
Newell Rubbermaid Inc. ............      10,000       251,000
                                                  -----------
INSURANCE (4.2%)
Allstate Corp. (The)...............      16,300       717,037
American International Group,
 Inc. .............................      14,258     1,226,188
Marsh & McLennan Companies,
 Inc. .............................       2,400       242,400
                                                  -----------
                                                    2,185,625
                                                  -----------
INVESTMENT BANK/BROKERAGE (0.2%)
Instinet Group Inc. (a)............       5,500       102,520
                                                  -----------
MACHINERY--DIVERSIFIED (0.2%)
Deere & Co. .......................       3,000       113,550
                                                  -----------
MANUFACTURING (1.9%)
Honeywell International Inc. ......      11,800       412,882
Minnesota Mining & Manufacturing
 Co. ..............................       4,800       547,680
                                                  -----------
                                                      960,562
                                                  -----------
NATURAL GAS DISTRIBUTORS & PIPELINES (0.2%)
El Paso Corp. .....................       2,155       113,224
                                                  -----------
OIL & GAS SERVICES (2.3%)
Anadarko Petroleum Corp. ..........       5,000       270,150
BJ Services Co. (a)................       6,800       192,984
ENSCO International Inc. ..........       2,900        67,860
Ocean Energy, Inc. ................      31,800       554,910
Santa Fe International Corp. ......       4,300       124,700
                                                  -----------
                                                    1,210,604
                                                  -----------
OIL--INTEGRATED DOMESTIC (1.1%)
Conoco Inc. Class B................      18,966       548,117
                                                  -----------
OIL--INTEGRATED INTERNATIONAL (5.1%)
Exxon Mobil Corp. .................      30,241     2,641,551
                                                  -----------

                                         SHARES        VALUE
                                     ------------------------
PAPER & FOREST PRODUCTS (1.8%)
Boise Cascade Corp. ...............       7,400   $   260,258
Georgia-Pacific
 Corp.-Georgia-Pacific Group.......       7,300       247,105
International Paper Co. ...........       8,200       292,740
Weyerhaeuser Co. ..................       2,700       148,419
                                                  -----------
                                                      948,522
                                                  -----------
PERSONAL LOANS (1.0% )
Countrywide Credit Industries,
 Inc. .............................       5,900       270,692
Household International, Inc. .....       3,900       260,130
                                                  -----------
                                                      530,822
                                                  -----------
POLLUTION CONTROL (1.1%)
Waste Management, Inc. ............      18,900       582,498
                                                  -----------
PUBLISHING (0.2%)
McGraw-Hill Companies, Inc.
 (The).............................       1,600       105,840
                                                  -----------
RAILROADS (0.5%)
Union Pacific Corp. ...............       4,600       252,586
                                                  -----------
RESTAURANTS (0.5%)
McDonald's Corp....................      10,500       284,130
                                                  -----------
RETAIL (3.9%)
Costco Wholesale Corp. (a).........       3,400       139,672
CVS Corp. .........................       2,400        92,640
May Department Stores Co. (The)....       9,700       332,322
RadioShack Corp. ..................       5,100       155,550
Sears, Roebuck and Co. ............      16,700       706,577
Target Corp. ......................       6,800       235,280
Wal-Mart Stores, Inc. .............       7,500       366,000
                                                  -----------
                                                    2,028,041
                                                  -----------
TELECOMMUNICATIONS (2.5%)
AT&T Corp. ........................      26,588       584,936
Sprint Corp. (FON Group)...........       5,600       119,616
WorldCom, Inc.-MCI Group...........      10,414       167,665
WorldCom, Inc.-WorldCom Group (a)..      30,350       430,970
                                                  -----------
                                                    1,303,187
                                                  -----------
TELEPHONE (5.6%)
BellSouth Corp. ...................      14,600       587,942
Qwest Communications
 International Inc. ...............       4,400       140,228
SBC Communications Inc. ...........      26,565     1,064,194
Verizon Communications Inc. .......      21,082     1,127,887
                                                  -----------
                                                    2,920,251
                                                  -----------
TEXTILES (1.2%)
Jones Apparel Group, Inc. (a)......       6,300       272,160
Liz Claiborne, Inc. ...............       7,000       353,150
                                                  -----------
                                                      625,310
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                         SHARES        VALUE
                                     ------------------------
TOBACCO (2.0%)
Philip Morris Companies Inc. ......      17,400   $   883,050
UST Inc. ..........................       5,900       170,274
                                                  -----------
                                                    1,053,324
                                                  -----------
Total Common Stocks (Cost
 $49,448,551)......................                50,070,672
                                                  -----------
SHORT-TERM INVESTMENT (3.4%)
                                      PRINCIPAL
                                         AMOUNT
                                     -----------
FEDERAL AGENCY (3.4%)
Student Loan Marketing Association
 3.94%, due 7/2/01.................  $1,754,000     1,753,616
                                                  -----------
Total Short-Term Investment (Cost
 $1,753,616).......................                 1,753,616
                                                  -----------
Total Investments (Cost
 $51,202,167)(b)...................        99.8%   51,824,288(c)
Cash and Other Assets, Less
 Liabilities.......................         0.2       128,260
                                      ---------     ---------
Net Assets.........................       100.0%  $51,952,548
                                      =========     =========

------------
(a) Non-income producing security.
(b) The cost for federal income tax purposes is $51,548,220.
(c) At June 30, 2001 net unrealized appreciation was $276,068, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,325,450 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,049,382.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $51,202,167)...........   $51,824,288
Cash......................................           831
Receivables:
  Investment securities sold..............     2,657,276
  Fund shares sold........................        93,983
  Dividends and interest..................        60,012
Unamortized organization expense..........         7,846
                                             -----------
        Total assets......................    54,644,236
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........     2,622,550
  Adviser.................................        24,559
  Administrator...........................         8,186
  Fund shares redeemed....................         4,373
  Custodian...............................         2,977
Accrued expenses..........................        29,043
                                             -----------
        Total liabilities.................     2,691,688
                                             -----------
Net assets applicable to outstanding
  shares..................................   $51,952,548
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    48,193
Additional paid-in capital................    50,158,708
Accumulated undistributed net investment
  income..................................       209,518
Accumulated undistributed net realized
  gain on investments.....................       914,008
Net unrealized appreciation on
  investments.............................       622,121
                                             -----------
Net assets applicable to outstanding
  shares..................................   $51,952,548
                                             ===========
Shares of capital stock outstanding.......     4,819,317
                                             ===========
Net asset value per share outstanding.....   $     10.78
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends...............................   $   388,134
  Interest................................        51,772
                                             -----------
        Total income......................       439,906
                                             -----------
Expenses:
  Advisory................................       140,535
  Administration..........................        46,845
  Professional............................        13,229
  Custodian...............................         8,960
  Shareholder communication...............         7,733
  Portfolio pricing.......................         4,198
  Amortization of organization expense....         2,111
  Directors...............................           761
  Miscellaneous...........................         6,016
                                             -----------
        Total expenses....................       230,388
                                             -----------
Net investment income.....................       209,518
                                             -----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain on investments..........     1,261,462
Net change in unrealized appreciation on
  investments.............................    (2,881,714)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (1,620,252)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(1,410,734)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

DREYFUS LARGE COMPANY
VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                 2001          2000
                                                              -----------------------
INCREASE IN NET ASSETS:
Operations:
  Net investment income.....................................  $   209,518   $   284,627
  Net realized gain on investments..........................    1,261,462     2,238,771
  Net change in unrealized appreciation on investments......   (2,881,714)      187,076
                                                              -----------   -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................   (1,410,734)    2,710,474
                                                              -----------   -----------
Dividends and distributions to shareholders:
  From net investment income................................           --      (291,978)
  From net realized gain on investments.....................     (785,120)     (728,989)
                                                              -----------   -----------
    Total dividends and distributions to shareholders.......     (785,120)   (1,020,967)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    9,840,346    14,965,675
  Net asset value of shares issued to shareholders in
    reinvestment of dividends and distributions.............      785,120     1,020,967
                                                              -----------   -----------
                                                               10,625,466    15,986,642
  Cost of shares redeemed...................................   (1,755,061)   (3,006,227)
                                                              -----------   -----------
  Increase in net assets derived from capital share
    transactions............................................    8,870,405    12,980,415
                                                              -----------   -----------
Net increase in net assets..................................    6,674,551    14,669,922
NET ASSETS:
Beginning of period.........................................   45,277,997    30,608,075
                                                              -----------   -----------
End of period...............................................  $51,952,548   $45,277,997
                                                              ===========   ===========
Accumulated undistributed net investment income at end of
  period....................................................  $   209,518   $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                      MAY 1,
                                                      SIX MONTHS                                     1998 (a)
                                                        ENDED         YEAR ENDED     YEAR ENDED      THROUGH
                                                       JUNE 30,      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2001*            2000           1999           1998
                                                     ----------------------------------------------------------
Net asset value at beginning of period.............  $      11.29    $     10.84    $     10.23    $      10.00
                                                     ------------    ------------   ------------   ------------
Net investment income..............................          0.04           0.07           0.08            0.05
Net realized and unrealized gain (loss) on
  investments......................................         (0.38)          0.64           0.61            0.23
                                                     ------------    ------------   ------------   ------------
Total from investment operations...................         (0.34)          0.71           0.69            0.28
                                                     ------------    ------------   ------------   ------------
Less dividends and distributions:
  From net investment income.......................            --          (0.07)         (0.08)          (0.05)
  From net realized gain on investments............         (0.17)         (0.19)            --              --
                                                     ------------    ------------   ------------   ------------
Total dividends and distributions..................         (0.17)         (0.26)         (0.08)          (0.05)
                                                     ------------    ------------   ------------   ------------
Net asset value at end of period...................  $      10.78    $     11.29    $     10.84    $      10.23
                                                     ============    ============   ============   ============
Total investment return............................         (3.07%)(b)        6.59%        6.73%           2.83%(b)
Ratios (to average net assets)/Supplemental Data:
  Net investment income............................          0.90%+         0.78%          0.90%           1.02%+
  Net expenses.....................................          0.98%+         1.01%          0.95%           0.95%+
  Expenses (before reimbursement)..................          0.98%+         1.01%          1.00%           1.39%+
Portfolio turnover rate............................            41%           159%           121%             98%
Net assets at end of period (in 000's).............  $     51,953    $    45,278    $    30,608    $     18,918

------------
(a)  Commencement of Operations.
(b)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

COMMON STOCKS (98.6%)+
                                     SHARES         VALUE
                                   --------------------------
BEVERAGES (3.8%)
Anheuser-Busch Companies,
 Inc. ...........................      137,200   $  5,652,640
Coors (Adolph) Co. Class B.......       36,200      1,816,516
                                                 ------------
                                                    7,469,156
                                                 ------------
BIOTECHNOLOGY (2.0%)
Genentech, Inc. (a)..............       39,400      2,170,940
IDEC Pharmaceuticals Corp. (a)...       13,000        879,970
Protein Design Labs, Inc. (a)....        9,950        863,262
                                                 ------------
                                                    3,914,172
                                                 ------------
BROADCAST/MEDIA (1.6%)
Comcast Corp. Special Class A
 (a).............................       72,750      3,157,350
                                                 ------------
COMMERCIAL & CONSUMER SERVICES (0.5%)
Alliance Data Systems Corp.
 (a).............................       71,100      1,066,500
                                                 ------------
COMMUNICATIONS--EQUIPMENT (4.0%)
ADC Telecommunications, Inc.
 (a).............................       86,300        569,580
Cisco Systems, Inc. (a)..........      290,700      5,290,740
Nokia Corp. ADR (b)..............       86,000      1,895,440
                                                 ------------
                                                    7,755,760
                                                 ------------
COMPUTER SOFTWARE & SERVICES (8.1%)
Microsoft Corp. (a)..............      194,550     14,202,150
Oracle Corp. (a).................       83,400      1,584,600
                                                 ------------
                                                   15,786,750
                                                 ------------
COMPUTER SYSTEMS (6.0%)
Brocade Communications Systems
 (a).............................       16,600        730,234
Dell Computer Corp. (a)..........      195,900      5,122,785
EMC Corp. (a)....................      151,200      4,392,360
Sun Microsystems, Inc. (a).......       89,100      1,400,652
                                                 ------------
                                                   11,646,031
                                                 ------------
ELECTRICAL EQUIPMENT (4.8%)
Celestica Inc. (a)...............       47,800      2,461,700
General Electric Co. ............      116,400      5,674,500
Solectron Corp. (a)..............       61,600      1,127,280
                                                 ------------
                                                    9,263,480
                                                 ------------
ELECTRONICS--COMPONENTS (2.5%)
Cypress Semiconductor Corp.
 (a).............................       82,050      1,956,892
Gemstar -- TV Guide
 International, Inc. (a).........       70,450      3,001,170
                                                 ------------
                                                    4,958,062
                                                 ------------
ELECTRONICS--SEMICONDUCTORS (11.8%)
Agere Systems Inc. (a)...........      167,350      1,255,125
Altera Corp. (a).................       84,800      2,459,200
Fairchild Semicon International
 Class A (a).....................       34,650        796,950
Intel Corp. .....................      215,400      6,300,450
LSI Logic Corp. (a)..............      197,500      3,713,000
Mattson Technology, Inc. (a).....       81,750      1,428,990
National Semiconductor Corp.
 (a).............................      112,900      3,287,648

                                     SHARES         VALUE
                                   --------------------------
ELECTRONICS--SEMICONDUCTORS (Continued)
Novellus Systems, Inc. (a).......       22,300   $  1,266,417
Texas Instruments Inc. ..........       77,350      2,436,525
                                                 ------------
                                                   22,944,305
                                                 ------------
ENTERTAINMENT (5.4%)
AOL Time Warner Inc. (a).........      152,000      8,056,000
Viacom, Inc. Class B (a).........       45,900      2,375,325
                                                 ------------
                                                   10,431,325
                                                 ------------
FINANCE (5.6%)
American Express Co. ............       29,200      1,132,960
Citigroup Inc. ..................      130,783      6,910,574
Freddie Mac......................       39,300      2,751,000
                                                 ------------
                                                   10,794,534
                                                 ------------
FOOD (1.8%)
Kraft Foods Inc. Class A (a).....      110,200      3,416,200
                                                 ------------
HEALTH CARE--DRUGS (10.1%)
Forest Laboratories, Inc. (a)....       19,900      1,412,900
Lilly (Eli) and Co. .............       19,500      1,443,000
Merck & Co., Inc. ...............       83,750      5,352,462
Pfizer Inc. .....................      176,050      7,050,803
Pharmacia Corp. .................       97,000      4,457,150
                                                 ------------
                                                   19,716,315
                                                 ------------
HEALTH CARE--MEDICAL PRODUCTS (1.6%)
Baxter International Inc. .......       51,100      2,503,900
Medtronic, Inc. .................       13,200        607,332
                                                 ------------
                                                    3,111,232
                                                 ------------
HEALTH CARE--MISCELLANEOUS (7.2%)
Allergan, Inc. ..................       10,600        906,300
American Home Products Corp. ....       41,300      2,413,572
Amgen, Inc. (a)..................       12,900        782,772
Bristol-Myers Squibb Co. ........       81,350      4,254,605
Johnson & Johnson................       89,600      4,480,000
PRAECIS Pharmaceuticals Inc.
 (a).............................       75,250      1,237,110
                                                 ------------
                                                   14,074,359
                                                 ------------
HOSPITALS/NURSING HOMES (0.1%)
Unilab Corp. (a).................        5,600        141,120
                                                 ------------
HOTEL/MOTEL (0.6%)
Harrah's Entertainment, Inc.
 (a).............................       31,200      1,101,360
                                                 ------------
HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble Company (The)...       32,600      2,079,880
                                                 ------------
INSURANCE (2.9%)
American International Group,
 Inc. ...........................       51,112      4,395,632
Phoenix Companies, Inc. (The)
 (a).............................       63,500      1,181,100
                                                 ------------
                                                    5,576,732
                                                 ------------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                     SHARES         VALUE
                                   --------------------------
INTERNET SOFTWARE & SERVICES (0.6%)
DoubleClick Inc. (a).............       79,600   $  1,111,216
                                                 ------------
INVESTMENT BANK/BROKERAGE (4.6%)
Goldman Sachs Group, Inc.
 (The)...........................       32,600      2,797,080
Instinet Group Inc. (a)..........       27,400        510,736
Lehman Brothers Holdings,
 Inc. ...........................       47,950      3,728,112
Merrill Lynch & Co., Inc. .......       31,100      1,842,675
                                                 ------------
                                                    8,878,603
                                                 ------------
LEISURE TIME (0.8%)
International Game Technology
 (a).............................       25,250      1,584,438
                                                 ------------
MISCELLANEOUS (0.5%)
Minnesota Mining & Manufacturing
 Co. ............................        8,600        981,260
                                                 ------------
PUBLISHING (0.9%)
Gannett Company, Inc. ...........       28,100      1,851,790
                                                 ------------
RETAIL (7.5%)
Costco Wholesale Corp. (a).......       15,150        622,362
Home Depot, Inc. (The)...........      127,850      5,951,418
Kroger Co. (The)(a)..............      111,950      2,798,750
Wal-Mart Stores, Inc. ...........      105,850      5,165,480
                                                 ------------
                                                   14,538,010
                                                 ------------
TOBACCO (0.4%)
Philip Morris Cos., Inc. ........       15,200        771,400
                                                 ------------
TRANSPORTATION (1.8%)
United Parcel Service, Inc. Class
 B...............................       59,000      3,410,200
                                                 ------------
Total Common Stocks
 (Cost $200,749,256).............                 191,531,540
                                                 ------------

                         SHORT-TERM
                      INVESTMENT (1.0%)
                                    PRINCIPAL
                                     AMOUNT         VALUE
                                   -----------------------
TIME DEPOSIT (1.0%)
Bank of New York Cayman
 3.625%, due 7/2/01..............   $1,976,000   $  1,976,000
                                                 ------------
Total Short-Term Investment
 (Cost $1,976,000)...............                   1,976,000
                                                 ------------
Total Investments
 (Cost $202,725,256)(c)..........         99.6%   193,507,540(d)
Cash and Other Assets,
 Less Liabilities................          0.4        815,522
                                   -----------   ------------
Net Assets.......................        100.0%  $194,323,062
                                   ===========   ============

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $211,647,489.
(d) At June 30, 2001 net unrealized depreciation was $18,139,949, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,453,030 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $26,592,979.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $202,725,256).........   $193,507,540
Cash.....................................          5,876
Receivables:
  Investment securities sold.............      4,410,047
  Fund shares sold.......................        365,764
  Dividends and interest.................         55,541
                                            ------------
        Total assets.....................    198,344,768
                                            ------------
LIABILITIES:
Payables:
  Investment securities purchased........      3,757,994
  Adviser................................         76,764
  Fund shares redeemed...................         61,477
  Shareholder communication..............         46,953
  Administrator..........................         30,705
  Custodian..............................         18,142
Accrued expenses.........................         29,671
                                            ------------
        Total liabilities................      4,021,706
                                            ------------
Net assets applicable to outstanding
  shares.................................   $194,323,062
                                            ============
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized...   $    145,750
Additional paid-in capital...............    262,844,317
Accumulated net investment loss..........       (212,879)
Accumulated net realized loss on
  investments............................    (59,236,410)
Net unrealized depreciation on
  investments............................     (9,217,716)
                                            ------------
Net assets applicable to outstanding
  shares.................................   $194,323,062
                                            ============
Shares of capital stock outstanding......     14,574,972
                                            ============
Net asset value per share outstanding....   $      13.33
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends..............................   $    498,470
  Interest...............................         74,163
                                            ------------
        Total income.....................        572,633
                                            ------------
Expenses:
  Advisory...............................        485,103
  Administration.........................        194,041
  Shareholder communication..............         40,961
  Custodian..............................         27,097
  Professional...........................         22,988
  Directors..............................          3,574
  Amortization of organization expense...             56
  Miscellaneous..........................         11,692
                                            ------------
        Total expenses...................        785,512
                                            ------------
Net investment loss......................       (212,879)
                                            ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized loss on investments.........    (36,333,717)
Net change in unrealized depreciation on
  investments............................     12,762,834
                                            ------------
Net realized and unrealized loss on
  investments............................    (23,570,883)
                                            ------------
Net decrease in net assets resulting from
  operations.............................   $(23,783,762)
                                            ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

EAGLE ASSET MANAGEMENT
GROWTH EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                  2001           2000
                                                              -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.......................................  $   (212,879)  $   (340,495)
  Net realized loss on investments..........................   (36,333,717)    (8,148,406)
  Net change in unrealized appreciation (depreciation) on
    investments.............................................    12,762,834    (35,207,794)
                                                              ------------   ------------
  Net decrease in net assets resulting from operations......   (23,783,762)   (43,696,695)
                                                              ------------   ------------
Distributions to shareholders:
  From net realized gain on investments.....................            --    (21,187,087)
                                                              ------------   ------------
Capital share transactions:
  Net proceeds from sale of shares..........................    30,861,269    232,537,709
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................            --     21,187,087
                                                              ------------   ------------
                                                                30,861,269    253,724,796
  Cost of shares redeemed...................................   (30,944,929)   (35,739,280)
                                                              ------------   ------------
  Increase (decrease) in net assets derived from capital
    share transactions......................................       (83,660)   217,985,516
                                                              ------------   ------------
Net increase (decrease) in net assets.......................   (23,867,422)   153,101,734
NET ASSETS:
Beginning of period.........................................   218,190,484     65,088,750
                                                              ------------   ------------
End of period...............................................  $194,323,062   $218,190,484
                                                              ============   ============
Accumulated net investment loss at end of period............  $   (212,879)  $         --
                                                              ============   ============

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                         MAY 1,
                                                    SIX MONTHS                                          1998 (a)
                                                      ENDED           YEAR ENDED        YEAR ENDED      THROUGH
                                                     JUNE 30,        DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                      2001*              2000              1999           1998
                                                   --------------------------------------------------------------
Net asset value at beginning of period...........  $      14.87      $     18.55       $     11.78    $      10.00
                                                   ------------      ------------      ------------   ------------
Net investment income (loss).....................         (0.01)(b)        (0.02)(b)         (0.01)(b)        0.01
Net realized and unrealized gain (loss) on
  investments....................................         (1.53)           (1.69)             7.71            1.78
                                                   ------------      ------------      ------------   ------------
Total from investment operations.................         (1.54)           (1.71)             7.70            1.79
                                                   ------------      ------------      ------------   ------------
Less dividends and distributions:
  From net investment income.....................            --               --             (0.00)(c)       (0.01)
  From net realized gain on investments..........            --            (1.97)            (0.93)             --
                                                   ------------      ------------      ------------   ------------
Total dividends and distributions................            --            (1.97)            (0.93)          (0.01)
                                                   ------------      ------------      ------------   ------------
Net asset value at end of period.................  $      13.33      $     14.87       $     18.55    $      11.78
                                                   ============      ============      ============   ============
Total investment return..........................        (10.33%)(d)       (9.97%)           65.50%          17.85%(d)
Ratios (to average net assets)/Supplemental Data:
  Net investment income (loss)...................         (0.22%)+         (0.19%)           (0.04%)          0.11%+
  Net expenses...................................          0.81%+           0.80%             0.85%           0.85%+
  Expenses (before reimbursement)................          0.81%+           0.80%             0.87%           1.28%+
Portfolio turnover rate..........................            99%             363%              203%             31%
Net assets at end of period (in 000's)...........  $    194,323      $   218,190       $    65,089    $     18,467

------------
(a)  Commencement of Operations.
(b) Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (Unaudited)

COMMON STOCKS (96.8%)+
                                       SHARES        VALUE
                                     ------------------------
ADVERTISING & MARKETING SERVICES (0.6%)
Acxiom Corp. (a)...................      16,200   $   212,058
                                                  -----------
AEROSPACE/DEFENSE (0.4%)
Orbital Sciences Corp. (a).........      31,200       121,056
                                                  -----------
AIR FREIGHT (0.2%)
EGL, Inc. (a)......................       4,500        78,570
                                                  -----------
AIRLINES (1.6%)
Frontier Airlines, Inc. (a)........      14,600       178,850
SkyWest, Inc. .....................      12,300       344,400
                                                  -----------
                                                      523,250
                                                  -----------
BIOTECHNOLOGY (3.1%)
Bio-Rad Laboratories, Inc. Class A
 (a)...............................         600        29,880
Bio-Technology General Corp. (a)...       9,700       127,070
Collateral Therapeutics, Inc.
 (a)...............................       2,300        13,800
COR Therapeutics, Inc. (a).........       2,800        85,400
Corixa Corp. (a)...................      10,500       179,235
Invitrogen Corp. (a)...............       1,400       100,520
Medicines Co. (The) (a)............       4,300        88,107
Scios, Inc. (a)....................       5,500       137,555
Seattle Genetics, Inc. (a).........       4,600        28,060
Serologicals Corp. (a).............       2,200        46,948
Techne Corp. (a)...................       5,700       185,250
                                                  -----------
                                                    1,021,825
                                                  -----------
BROADCAST/MEDIA (0.6%)
Regent Communications, Inc. (a)....      16,800       201,432
                                                  -----------
BUSINESS & PUBLIC SERVICES (0.3%)
Riverdeep Group PLC ADR (a)(b).....       3,600       100,800
                                                  -----------
CHEMICALS (1.8%)
Albany Molecular Research, Inc.
 (a)...............................       7,800       296,478
OM Group, Inc. ....................       5,200       292,500
                                                  -----------
                                                      588,978
                                                  -----------
COMMERCIAL & CONSUMER SERVICES (4.9%)
CheckFree Corp. (a)................       3,800       133,266
G&K Services, Inc. Class A.........      13,700       368,530
Iron Mountain Inc. (a).............      15,700       703,988
ITT Educational Services, Inc.
 (a)...............................       3,600       162,000
Management Network Group, Inc.
 (The) (a).........................       4,300        26,230
Pegasus Solutions, Inc. (a)........      16,800       194,040
                                                  -----------
                                                    1,588,054
                                                  -----------
COMMUNICATIONS--EQUIPMENT (3.6%)
Cable Design Technologies Corp.
 (a)...............................      12,950       209,272
CellStar Corp. (a).................      41,400        89,010
EMS Technologies, Inc. (a).........       3,620        55,205
Plantronics, Inc. (a)..............      25,200       583,380
Sawtek Inc. (a)....................      10,700       251,771
                                                  -----------
                                                    1,188,638
                                                  -----------

                                       SHARES        VALUE
                                     ------------------------
COMPUTER SOFTWARE & SERVICES (8.2%)
Advanced Digital
 Information Corp. (a).............      29,100   $   503,430
American Management
 Systems, Inc. (a).................       5,600       132,160
Aware, Inc. (a)....................       3,300        29,700
BARRA, Inc. (a)....................       1,100        44,638
BSQUARE Corp. (a)..................       5,600        58,856
eLoyalty Corp. (a).................       5,600         5,600
Exchange Applications, Inc. (a)....       6,900         7,452
EXE Technologies, Inc. (a).........       6,900        40,434
Manhattan Associates, Inc. (a).....       4,000       159,000
MetaSolv, Inc. (a).................       1,700        13,481
Numerical Technologies, Inc. (a)...       6,600       138,600
Onyx Software Corp. (a)............      10,300        82,400
Phoenix Technologies Ltd. (a)......       8,200       119,720
RadiSys Corp. (a)..................      14,950       341,607
RSA Security Inc. (a)..............       3,000        92,850
Saba Software, Inc. (a)............       8,800       144,408
SmartForce Public Limited Co. ADR
 (a)(b)............................       3,200       112,736
S1 Corp. (a).......................      21,600       302,400
THQ Inc. (a).......................       2,600       155,038
Verity, Inc. (a)...................       3,600        71,820
Virage, Inc. (a)...................       2,000         6,900
WatchGuard Technologies, Inc.
 (a)...............................      10,600       108,650
                                                  -----------
                                                    2,671,880
                                                  -----------
COMPUTER SYSTEMS (0.6%)
Cray Inc. (a)......................      32,300        76,874
Intergraph Corp. (a)...............       7,700       118,580
                                                  -----------
                                                      195,454
                                                  -----------
COMPUTERS--HARDWARE (0.8%)
Cabot Microelectronics Corp. (a)...         600        37,200
Drexler Technology Corp. (a).......         300         3,603
In Focus Corp. (a).................       5,400       110,106
National Instruments Corp. (a).....       1,300        42,185
Silicon Storage Technology, Inc.
 (a)...............................       7,700        78,001
                                                  -----------
                                                      271,095
                                                  -----------
COMPUTERS--NETWORKING (0.1%)
Multilink Technology Corp. (a).....       3,300        47,190
                                                  -----------

COMPUTERS--PERIPHERALS (0.6%)
MICROS Systems, Inc. (a)...........       6,000       132,000
Read-Rite Corp. (a)................      13,400        71,422
                                                  -----------
                                                      203,422
                                                  -----------
CONSTRUCTION & HOUSING (0.4%)
Beazer Homes USA, Inc. (a).........       1,800       114,282
                                                  -----------
COSMETICS/PERSONAL CARE (0.6%)
Steiner Leisure Ltd. (a)...........      10,400       208,000
                                                  -----------

------------
+ Percentages indicated are based on Portfolio net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
DATA PROCESSING SERVICES (1.0%)
Documentum, Inc. (a)...............      11,300   $   145,996
National Data Corp. ...............       5,600       181,440
                                                  -----------
                                                      327,436
                                                  -----------
EDUCATION (0.7%)
Career Education Corp. (a).........       1,600        95,840
Corinthian Colleges, Inc. (a)......       1,700        80,019
Edison Schools Inc. (a)............       2,200        50,248
                                                  -----------
                                                      226,107
                                                  -----------
ELECTRICAL EQUIPMENT (1.5%)
Artesyn Technologies, Inc. (a).....       7,400        95,460
Electro Scientific Industries, Inc.
 (a)...............................       2,300        87,630
SLI, Inc. .........................      17,600       145,200
Technitrol, Inc. ..................       6,800       176,800
                                                  -----------
                                                      505,090
                                                  -----------
ELECTRONICS--COMPONENTS (1.3%)
Genesis Microchip Inc. (a).........       6,100       220,515
Interlink Electronics, Inc. (a)....       3,100        25,141
Rudolph Technologies, Inc. (a).....       2,600       122,200
Universal Electronics Inc. (a).....       3,000        54,000
                                                  -----------
                                                      421,856
                                                  -----------
ELECTRONICS--INSTRUMENTATION (2.9%)
Analogic Corp. ....................       5,400       245,970
Coherent, Inc. (a).................      14,000       506,380
LeCroy Corp. (a)...................       2,900        73,863
SonoSite, Inc. (a).................       6,200       120,280
                                                  -----------
                                                      946,493
                                                  -----------
ELECTRONICS--SEMICONDUCTORS (1.7%)
AXT, Inc. (a)......................       4,800       128,160
Fairchild Semiconductor
 International, Inc. Class A (a)...       9,100       209,300
Helix Technology Corp. ............       2,000        60,960
Oak Technology, Inc. (a)...........      11,300       119,667
Therma-Wave, Inc. (a)..............       1,600        30,512
                                                  -----------
                                                      548,599
                                                  -----------
EMPLOYMENT SERVICES (0.5%)
Labor Ready, Inc. (a)..............       7,150        37,466
On Assignment, Inc. (a)............       6,900       124,200
                                                  -----------
                                                      161,666
                                                  -----------
ENTERTAINMENT (0.4%)
Activision, Inc. (a)...............       3,600       141,300
                                                  -----------
FINANCE (3.0%)
CompuCredit Corp. (a)..............      10,600       117,130
Federal Agricultural Mortgage Corp.
 Class C (a).......................       3,900       124,722
Metris Companies Inc. .............      13,700       461,827
NCO Group, Inc. (a)................       8,500       262,905
                                                  -----------
                                                      966,584
                                                  -----------

                                       SHARES        VALUE
                                     ------------------------
FOOD & HEALTH CARE DISTRIBUTORS (0.6%)
Performance Food Group Co. (a).....       4,000   $   120,920
United Natural Foods, Inc. (a).....       3,000        62,850
                                                  -----------
                                                      183,770
                                                  -----------
GOLD & PRECIOUS METALS MINING (1.8%)
Stillwater Mining Co. (a)..........      19,950       583,537
                                                  -----------
HEALTH CARE--DRUGS (7.3%)
Alpharma Inc. Class A..............       6,800       185,300
Barr Laboratories, Inc. (a)........       4,550       320,365
Celgene Corp. (a)..................       8,500       245,225
Cell Therapeutics, Inc. (a)........       3,900       107,796
ICOS Corp. (a).....................       1,000        64,000
ILEX Oncology, Inc. (a)............       6,300       188,370
K-V Pharmaceutical Co. Class A
 (a)...............................       4,500       124,875
Kos Pharmaceuticals, Inc. (a)......       4,100       152,520
Maxim Pharmaceuticals, Inc. (a)....       3,500        22,085
Medicis Pharmaceutical Corp. Class
 A (a).............................       3,700       196,100
Noven Pharmaceuticals, Inc. (a)....       4,800       188,160
SICOR Inc. (a).....................      19,900       459,690
SuperGen, Inc. (a).................       8,100       119,313
                                                  -----------
                                                    2,373,799
                                                  -----------
HEALTH CARE--MEDICAL PRODUCTS (3.5%)
Arrow International, Inc. .........       7,400       284,160
ATS Medical, Inc. (a)..............      19,300       243,180
Diagnostic Products Corp. .........       3,200       106,240
Ocular Sciences, Inc. (a)..........       2,900        73,660
Orthofix International N.V. (a)....      10,500       281,715
Radiance Medical Systems, Inc.
 (a)...............................       7,800        41,184
Theragenics Corp. (a)..............      10,600       118,402
                                                  -----------
                                                    1,148,541
                                                  -----------
HEALTH CARE--MISCELLANEOUS (5.4%)
AdvancePCS (a).....................       5,900       377,895
Apria Healthcare Group Inc. (a)....       6,900       199,065
First Consulting Group, Inc. (a)...       4,100        29,520
Hanger Orthopedic Group, Inc.
 (a)...............................       8,500        21,675
Hooper Holmes, Inc. ...............      29,800       305,450
Matria Healthcare, Inc. (a)........       7,425       116,870
PacifiCare Health Systems, Inc.
 (a)...............................       5,500        89,650
Pharmaceutical Product
 Development, Inc. (a).............       9,600       292,896
Province Healthcare Co. (a)........       3,000       105,870
Renal Care Group, Inc. (a).........       6,500       213,785
                                                  -----------
                                                    1,752,676
                                                  -----------
HOMEBUILDING (2.2%)
Crossmann Communities, Inc. .......       8,700       345,303
M.D.C. Holdings, Inc. .............       4,990       176,646
Pulte Homes, Inc. .................       1,700        72,471
Standard Pacific Corp. ............       5,300       122,695
                                                  -----------
                                                      717,115
                                                  -----------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
INTERNET SOFTWARE & SERVICES (1.1%)
Alloy Online, Inc. (a).............       6,300   $    90,153
Critical Path, Inc. (a)............       3,200         3,264
CyberSource Corp. (a)..............       5,700         9,234
eCollege.com (a)...................       9,200        28,888
eMerge Interactive, Inc. Class A
 (a)...............................       3,700         4,292
Multex.com, Inc. (a)...............       6,700       108,875
NextCard, Inc. (a).................       4,400        48,620
Primus Knowledge Solutions, Inc.
 (a)...............................       2,700        16,173
RealNetworks, Inc. (a).............       5,600        65,800
                                                  -----------
                                                      375,299
                                                  -----------
LEISURE TIME (1.2%)
American Classic Voyages Co. (a)...       8,200        24,436
Bally Total Fitness Holding Corp.
 (a)...............................       8,000       236,880
Championship Auto Racing
 Teams, Inc. (a)...................       7,400       118,400
                                                  -----------
                                                      379,716
                                                  -----------
MACHINERY (0.7%)
Semitool, Inc. (a).................      18,300       218,319
                                                  -----------
MANUFACTURING (2.5%)
Armor Holdings, Inc. (a)...........      18,700       280,500
CTS Corp. .........................       3,300        67,650
Dionex Corp. (a)...................       2,200        73,150
Flow International Corp. (a).......       9,700       104,760
Ionics, Inc. (a)...................       1,000        31,500
Matthews International Corp. Class
 A.................................       6,000       263,805
                                                  -----------
                                                      821,365
                                                  -----------
METALS (0.3%)
North American Palladium Ltd.
 (a)...............................      13,700       108,230
                                                  -----------
OIL & GAS SERVICES (8.1%)
Cabot Oil & Gas Corp. Class A......       2,300        56,120
Cal Dive International, Inc. (a)...       6,600       162,360
Comstock Resources, Inc. (a).......       6,000        61,500
Core Laboratories N.V. (a).........      11,900       223,125
Evergreen Resources, Inc. (a)......       8,000       304,000
EXCO Resources, Inc. (a)...........      10,400       188,760
Grey Wolf, Inc. (a)................      12,600        50,400
Lone Star Technologies, Inc. (a)...         400        14,480
Louis Dreyfus Natural Gas Corp.
 (a)...............................       9,800       341,530
Patina Oil & Gas Corp. ............       4,100       108,650
Prima Energy Corp. (a).............       2,400        57,816
Remington Oil & Gas Corp. (a)......       4,600        87,400
Seitel, Inc. (a)...................      11,900       155,890
Stone Energy Corp. (a).............       3,400       150,620
Superior Energy Services, Inc.
 (a)...............................       5,300        41,870
Unit Corp. (a).....................       7,000       110,950
Vintage Petroleum, Inc. ...........      22,300       417,010
Xto Energy, Inc. ..................       8,000       114,800
                                                  -----------
                                                    2,647,281
                                                  -----------

                                       SHARES        VALUE
                                     ------------------------
PUBLISHING (0.6%)
Information Holdings Inc. (a)......       6,200   $   200,260
                                                  -----------
REAL ESTATE INVESTMENT/ MANAGEMENT (0.6%)
Catellus Development Corp. (a).....       4,300        75,035
Healthcare Realty Trust Inc. ......       5,000       131,500
LNR Property Corp. ................         100         3,500
                                                  -----------
                                                      210,035
                                                  -----------
RESTAURANTS (1.9%)
Applebee's International, Inc. ....       3,750       120,000
Cheesecake Factory Inc. (The)
 (a)...............................       5,800       164,140
Jack in the Box Inc. (a)...........       6,100       159,210
P.F. Chang's China Bistro, Inc.
 (a)...............................       4,800       181,920
                                                  -----------
                                                      625,270
                                                  -----------
RETAIL (5.8%)
American Eagle Outfitters, Inc.
 (a)...............................       3,400       119,816
Children's Place Retail Stores,
 Inc. (The) (a)....................      10,100       270,680
Cost Plus, Inc. (a)................       4,625       138,750
Cutter & Buck Inc. (a).............       8,000        42,400
Insight Enterprises, Inc. (a)......      13,750       336,875
MSC Industrial Direct Co., Inc.
 Class A (a).......................      20,100       349,740
Pacific Sunwear of California, Inc.
 (a)...............................      12,050       270,282
Tarrant Apparel Group (a)..........      12,500        79,375
Whole Foods Market, Inc. (a).......      10,400       281,840
                                                  -----------
                                                    1,889,758
                                                  -----------
SHOES (3.2%)
Timberland Co. (The) Class A (a)...      19,900       786,249
Vans, Inc. (a).....................      10,400       244,400
                                                  -----------
                                                    1,030,649
                                                  -----------
SPECIALIZED SERVICES (3.3%)
Aegis Communications Group, Inc.
 (a)...............................      46,400        23,200
Corporate Executive Board
 Co. (The) (a).....................      17,400       730,800
DiamondCluster International Inc.
 Class A (a).......................       9,650       122,845
Forrester Research, Inc. (a).......       4,200        94,878
Healthcare Services Group, Inc.
 (a)...............................      10,000        71,000
Student Advantage, Inc. (a)........      20,900        38,247
                                                  -----------
                                                    1,080,970
                                                  -----------
TELECOMMUNICATIONS (3.0%)
Comtech Telecommunications
 Corp. (a).........................       8,200       114,800
Illuminet Holdings, Inc. (a).......       6,600       207,570
Intrado Inc. (a)...................       2,500        42,925
Lexent Inc. (a)....................       3,600        31,104
Lightbridge, Inc. (a)..............       8,900       172,660
Luminent, Inc. (a).................       7,400        31,080

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
June 30, 2001 (Unaudited)

COMMON STOCKS (CONTINUED)
                                       SHARES        VALUE
                                     ------------------------
TELECOMMUNICATIONS (Continued)
Metawave Communications Corp.
 (a)...............................       5,200   $    26,988
Mpower Communications Corp. (a)....       8,400         7,980
Talk America Holdings, Inc. (a)....      19,000        17,860
TeleTech Holdings, Inc. (a)........      30,000       269,700
U.S. Wireless Corp. (a)............       2,900         5,945
West Corp. (a).....................       1,800        39,618
                                                  -----------
                                                      968,230
                                                  -----------
TEXTILES (2.3%)
Quiksilver, Inc. (a)...............      18,700       467,500
Tropical Sportswear
 International Corp. (a)...........      13,300       276,773
                                                  -----------
                                                      744,273
                                                  -----------
Total Common Stocks (Cost
 $32,762,390)......................                31,640,208
                                                  -----------
CONVERTIBLE PREFERRED STOCK (0.6%)
OIL & GAS SERVICES (0.6%)
EXCO Resources, Inc. 5.00% (a).....      10,400       196,768
                                                  -----------
Total Convertible Preferred Stock
 (Cost $218,400)...................                   196,768
                                                  -----------
SHORT-TERM
INVESTMENT (2.5%)
                                      PRINCIPAL
                                         AMOUNT         VALUE
                                     ---------------------
TIME DEPOSIT (2.5%)
Bank of New York Cayman
 3.625%, due 7/2/01................  $  807,000   $   807,000
                                                  -----------
Total Short-Term Investment (Cost
 $807,000).........................                   807,000
                                                  -----------
Total Investments (Cost
 $33,787,790)(c)...................        99.9%   32,643,976(d)
Cash and Other Assets,
 Less Liabilities..................         0.1        30,957
                                      ---------   -----------
Net Assets.........................       100.0%  $32,674,933
                                      =========   ===========

------------
(a) Non-income producing security.
(b) ADR--American Depositary Receipt.
(c) The cost for federal income tax purposes is $33,834,295.
(d) At June 30, 2001 net unrealized depreciation was $1,190,319, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,944,764 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,135,083.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001 (Unaudited)

ASSETS:
Investment in securities, at value
  (identified cost $33,787,790)...........   $32,643,976
Cash......................................         5,000
Receivables:
  Investment securities sold..............     1,156,265
  Fund shares sold........................         5,440
  Dividends and interest..................         2,562
Unamortized organization expense..........         7,846
                                             -----------
        Total assets......................    33,821,089
                                             -----------
LIABILITIES:
Payables:
  Investment securities purchased.........       960,660
  Fund shares redeemed....................        99,463
  Custodian...............................        38,854
  Adviser.................................        15,089
  Shareholder communication...............         5,861
  Administrator...........................         5,029
Accrued expenses..........................        21,200
                                             -----------
        Total liabilities.................     1,146,156
                                             -----------
Net assets applicable to outstanding
  shares..................................   $32,674,933
                                             ===========
COMPOSITION OF NET ASSETS:
Capital stock (par value of $.01 per
  share) 200 million shares authorized....   $    36,300
Additional paid-in capital................    37,800,961
Accumulated net investment loss...........      (145,447)
Accumulated net realized loss on
  investments.............................    (3,873,067)
Net unrealized depreciation on
  investments.............................    (1,143,814)
                                             -----------
Net assets applicable to outstanding
  shares..................................   $32,674,933
                                             ===========
Shares of capital stock outstanding.......     3,630,035
                                             ===========
Net asset value per share outstanding.....   $      9.00
                                             ===========

STATEMENT OF OPERATIONS
For the six months ended June 30, 2001 (Unaudited)

INVESTMENT INCOME:
Income:
  Dividends...............................   $    20,914
  Interest................................        15,960
                                             -----------
        Total income......................        36,874
                                             -----------
Expenses:
  Advisory................................        94,756
  Administration..........................        31,585
  Custodian...............................        25,366
  Professional............................        12,869
  Shareholder communication...............         5,159
  Portfolio pricing.......................         4,118
  Amortization of organization expense....         2,111
  Directors...............................           577
  Miscellaneous...........................         5,780
                                             -----------
        Total expenses....................       182,321
                                             -----------
Net investment loss.......................      (145,447)
                                             -----------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS:
Net realized loss on investments..........       (73,861)
Net change in unrealized appreciation on
  investments.............................    (1,412,902)
                                             -----------
Net realized and unrealized loss on
  investments.............................    (1,486,763)
                                             -----------
Net decrease in net assets resulting from
  operations..............................   $(1,632,210)
                                             ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

LORD ABBETT
DEVELOPING GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2001 (Unaudited) and the year ended December 31, 2000

                                                                 2001          2000
                                                              -----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment loss.......................................  $  (145,447)  $  (275,767)
  Net realized loss on investments..........................      (73,861)   (3,794,487)
  Net change in unrealized appreciation on investments......   (1,412,902)   (4,370,891)
                                                              -----------   -----------
  Net decrease in net assets resulting from operations......   (1,632,210)   (8,441,145)
                                                              -----------   -----------
Distributions to shareholders:
  From net realized gain on investments.....................           --    (1,129,645)
                                                              -----------   -----------
Capital share transactions:
  Net proceeds from sale of shares..........................    1,777,775    21,532,370
  Net asset value of shares issued to shareholders in
    reinvestment of distributions...........................           --     1,129,645
                                                              -----------   -----------
                                                                1,777,775    22,662,015
  Cost of shares redeemed...................................   (3,485,457)   (9,176,410)
                                                              -----------   -----------
  Increase (decrease) in net assets derived from capital
    share transactions......................................   (1,707,682)   13,485,605
                                                              -----------   -----------
Net increase (decrease) in net assets.......................   (3,339,892)    3,914,815
NET ASSETS:
Beginning of period.........................................   36,014,825    32,100,010
                                                              -----------   -----------
End of period...............................................  $32,674,933   $36,014,825
                                                              ===========   ===========
Accumulated net investment loss at end of period............  $  (145,447)  $        --
                                                              ===========   ===========

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(Selected Per Share Data and Ratios)

                                                                                                    MAY 1,
                                                      SIX MONTHS                                   1998 (a)
                                                        ENDED       YEAR ENDED     YEAR ENDED      THROUGH
                                                       JUNE 30,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                        2001*          2000           1999           1998
                                                      -------------------------------------------------------
Net asset value at beginning of period..............   $  9.40       $ 11.94        $  9.21        $ 10.00
                                                       -------       -------        -------        -------
Net investment loss.................................     (0.04)(b)     (0.07)(b)      (0.05)(b)      (0.01)
Net realized and unrealized gain (loss) on
  investments.......................................     (0.36)        (2.19)          2.81          (0.78)
                                                       -------       -------        -------        -------
Total from investment operations....................     (0.40)        (2.26)          2.76          (0.79)
                                                       -------       -------        -------        -------
Less distributions:
  From net realized gain on investments.............        --         (0.28)         (0.03)            --
                                                       -------       -------        -------        -------
Net asset value at end of period....................   $  9.00       $  9.40        $ 11.94        $  9.21
                                                       =======       =======        =======        =======
Total investment return.............................     (4.28%)(c)   (19.08%)        32.19%         (7.90%)(c)
Ratios (to average net assets)/Supplemental Data:
  Net investment loss...............................     (0.92%)+      (0.68%)        (0.54%)        (0.35%)+
  Net expenses......................................      1.15%+        1.07%          0.95%          0.95% +
  Expenses (before reimbursement)...................      1.15%+        1.07%          1.04%          1.50% +
Portfolio turnover rate.............................        25%           51%            59%            12%
Net assets at end of period (in 000's)..............   $32,675       $36,015        $32,100        $15,867

------------
(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
 +   Annualized.
 *   Unaudited.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   MAINSTAY VP SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company. American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios, which commenced operations on May 1, 1998, Convertible Portfolio, which commenced operations on October 1, 1996, High Yield Corporate Bond, International Equity and Value Portfolios, which commenced operations on May 1, 1995, Capital Appreciation, Cash Management, Government, Total Return and Indexed Equity Portfolios, which commenced operations on January 29, 1993 and Bond and Growth Equity Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, NYLIAC Variable Annuity Separate Accounts-I, II and III, VUL Separate Account-I and CSVUL Separate Account-I (collectively "Separate Accounts"). The Separate Accounts are used to fund flexible premium deferred variable annuity and variable life insurance policies.

The investment objectives for each of the Portfolios of the Fund are as follows:

Capital Appreciation: to seek long-term growth of capital. Dividend income, if any, is an incidental consideration.

Cash Management: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

Convertible:  to seek capital appreciation together with current income.

Government: to seek a high level of current income, consistent with safety of principal.

High Yield Corporate Bond: to maximize current income through investment in a diversified portfolio of high yield, high risk debt securities which are ordinarily in the lower rating categories of recognized rating agencies (that is, rated Baa to B by Moody's or BBB to B by S&P). Capital appreciation is a secondary objective.

International Equity: to seek long-term growth of capital by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

Total Return: to realize current income consistent with reasonable opportunity for future growth of capital and income.

Value: to realize maximum long-term total return from a combination of capital growth and income.

Bond: to seek the highest income over the long term consistent with preservation of principal.

Growth Equity: to seek long-term growth of capital, with income as a secondary consideration.

Indexed Equity: to seek to provide investment results that correspond to the total return performance (and reflect reinvestment of dividends) of publicly traded common stocks represented by the S&P 500 Index.

American Century Income & Growth: to seek dividend growth, current income and capital appreciation.

Dreyfus Large Company Value:  capital appreciation.

Eagle Asset Management Growth Equity: to seek growth through long-term capital appreciation.

Lord Abbett Developing Growth: to seek long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

High Yield Corporate Bond Portfolio invests primarily in high yield bonds. These bonds may involve special risks in addition to the risks associated with investments in higher rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

There are certain risks involved in investing in foreign securities that are different from the usual risks inherent in domestic instruments. These risks include difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging market countries presents risks in greater degree than those presented by investment in foreign issuers in countries with developed securities markets and more advanced regulatory systems.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Fund:

                                      (A)

VALUATION OF FUND SHARES. The net asset value per share of each Portfolio is calculated on each day the New York Stock Exchange (the "Exchange") is open for trading as of the close of regular trading on the Exchange. The net asset value per share is calculated for each Portfolio by dividing the current market value (amortized cost, in the case of Cash Management Portfolio) of the Portfolio's total assets, less liabilities, by the total number of outstanding shares of that Portfolio. Each Portfolio's net asset value will fluctuate, and although the Cash Management Portfolio seeks to preserve the value of your investment of $1.00 per share, an investor could lose money by investing in any Portfolio. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                      (B)

SECURITIES VALUATION. Portfolio securities of Cash Management Portfolio are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

Securities of each of the other Portfolios are stated at value determined (a) by appraising common and preferred stocks which are traded on the Exchange at the last sale price on that day or, if no sale occurs, at the mean between the closing bid and asked prices, (b) by appraising common and preferred stocks traded on other United States national securities exchanges or foreign securities exchanges as nearly as possible in the manner described in (a) by reference to their principal exchange, including the National Association of Securities Dealers National Market System, (c) by appraising over-the-counter securities quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the bid price supplied through such system, (d) by appraising over-the-counter securities not quoted on the National Association of Securities Dealers NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, at prices supplied by the pricing agent or brokers selected by the Adviser (see Note 3) if these prices are deemed to be representative of market values at the regular close of business of the Exchange, (e) by appraising debt securities at prices supplied by a pricing agent selected by the Adviser, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser to be representative of market values at the regular close of business of the Exchange, (f) by appraising options and futures contracts at the last sale price on the market where such options or futures contracts are principally traded, and (g) by appraising all other securities and other assets, including debt securities for which prices are supplied by a pricing agent but are not deemed by the Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotations are available, at fair value in accordance with procedures approved by the Directors. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing the difference between market value on the 61st day prior to maturity and value on maturity date if their original term to maturity at purchase exceeded 60 days.

                                                   MAINSTAY VP SERIES FUND, INC.

Events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the regular close of the Exchange will not be reflected in the Portfolios' calculations of net asset values unless the Adviser believes that the particular event would materially affect net asset value, in which case an adjustment may be made.

                                      (C)

FOREIGN CURRENCY FORWARD CONTRACTS. A foreign currency forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. During the period the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The High Yield Corporate Bond and International Equity Portfolios enter into foreign currency forward contracts primarily in order to hedge their foreign currency denominated investments and receivables and payables against adverse movements in future foreign exchange rates.

The use of foreign currency forward contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract amount reflects the extent of the Portfolio's involvement in these financial instruments. Risks arise from the possible movements in the foreign exchange rates underlying these instruments. The unrealized appreciation on forward contracts reflects the Portfolio's exposure at period-end to credit loss in the event of a counterparty's failure to perform its obligations.

HIGH YIELD CORPORATE BOND PORTFOLIO

Foreign currency forward contracts open at June 30, 2001:

                                                                   CONTRACT      CONTRACT
                                                                    AMOUNT        AMOUNT       UNREALIZED
                                                                    SOLD        PURCHASED    APPRECIATION
                                                                 -----------   -----------   ------------
FOREIGN CURRENCY SALE CONTRACTS
-------------------------------
Euro vs. U.S. Dollar, expiring 9/25/01......................  Euro 7,105,000   $ 6,066,604     $ 51,840
Pound Sterling vs. U.S. Dollar, expiring 9/26/01............    # 11,357,800   $15,980,425       59,540
                                                                                               --------
Net unrealized appreciation on foreign currency forward
  contracts.................................................                                   $111,380
                                                                                               ========

                                      (D)

CONCENTRATION. At June 30, 2001, substantially all of the International Equity Portfolio's net assets consisted of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2001, the International Equity Portfolio invested approximately 20.2% of its net assets in issuers in the United Kingdom. The issuer's abilities to meet their obligations may be affected by economic or political developments in the United Kingdom.

Substantially all of the International Equity Portfolio's net assets consist of securities which are generally subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, issuers of certain securities may be subject to substantial governmental involvement in the economy and social, economic and political uncertainty.

                                      (E)

FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. The Indexed Equity and American Century Income & Growth Portfolios invest in stock index futures contracts to gain full exposure to changes in stock market prices to fulfill their investment objectives.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The contract or notional amounts and variation margin reflect the extent of the Portfolio's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

                                      (F)

REPURCHASE AGREEMENTS. At the time a Portfolio enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in a segregated account of the respective Portfolio's custodian. In the case of repurchase agreements exceeding one day, the market value of the underlying securities are monitored by the Adviser by pricing them daily.

Each Portfolio may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

                                      (G)

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method and include gains and losses from repayments of principal on mortgage related and other asset-backed securities. Dividend income is recognized on the ex-dividend date and interest income is accrued daily except when collection is not expected. Discounts on securities purchased for all Portfolios are accreted on the constant yield method over the life of the respective securities or, if applicable, over the period to the first call date. Prior to January 1, 2001, premiums on securities purchased were not amortized for any Portfolio except Cash Management Portfolio which amortized the premium on the constant yield method over the life of the respective securities.

                                                   MAINSTAY VP SERIES FUND, INC.

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on any Portfolio's total net assets but resulted in a reduction in cost of securities and a corresponding increase in net unrealized appreciation (depreciation), based on securities held by each Portfolio on January 1, 2001, as shown below. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

                                                                DECREASE TO
                                                              INVESTMENT COST
                                                              ---------------
Government Portfolio........................................     $153,049
High Yield Corporate Bond Portfolio.........................      167,639
Total Return Portfolio......................................      368,540

                                      (H)

FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are recorded in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates last quoted by any major U.S. bank at the following dates:

        (i) market value of investment securities, other assets and liabilities--at the valuation date,

       (ii) purchases and sales of investment securities, income and expenses--at the date of such transactions.

The assets and liabilities of Convertible, High Yield Corporate Bond and International Equity Portfolios are presented at the exchange rates and market values at the close of the period. The changes in net assets arising from fluctuations in exchange rates and the changes in net assets resulting from changes in market prices are not separately presented. However, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

Net realized gain (loss) on foreign currency transactions represents net gains and losses on foreign currency forward contracts, net currency gains or losses realized as a result of differences between the amounts of securities sale proceeds or purchase cost, dividends, interest and withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid. Net currency gains or losses from valuing foreign currency denominated assets and liabilities, other than investments, at period-end exchange rates are reflected in unrealized foreign exchange gains (losses).

INTERNATIONAL EQUITY PORTFOLIO

Foreign currency held at June 30, 2001:

                 CURRENCY                              COST              VALUE
-------------------------------------------         ----------         ----------
Euro                        E       904,862         $  777,843         $  766,062
Japanese Yen                Y    (9,877,054)           (79,066)           (79,194)
New Zealand Dollar          N$           58                 24                 23
Norwegian Krone             NK          137                 15                 15
Pound Sterling              L       495,906            701,227            697,437
Singapore Dollar            S$      472,115            258,906            259,119
Swedish Krona               SK           55                  5                  5
Swiss Franc                 CF      525,323            297,415            292,252
                                                    ----------         ----------
                                                    $1,956,369         $1,935,719
                                                    ==========         ==========

                                      (I)

MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from their portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the portfolio of investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account with the custodian containing securities from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

                                      (J)

RESTRICTED SECURITIES. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The High Yield Corporate Bond and Total Return Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

HIGH YIELD CORPORATE BOND PORTFOLIO

Restricted securities held at June 30, 2001:

                                                                          PRINCIPAL                                    PERCENT
                                                    ACQUISITION            AMOUNT/                        6/30/01         OF
                 SECURITY                             DATE(S)              SHARES         COST             VALUE      NET ASSETS
                 --------                       -------------------      -----------   -----------      -----------   ----------
Caremark Rx, Inc.
  Term Loan
  7.76%, due 3/15/06......................            3/21/01            $ 2,992,500   $ 2,980,775      $ 3,011,203      0.4%
Carmike Cinemas, Inc.
  Bank debt, Revolver
  9.08%, due 11/10/02.....................            6/12/01              3,993,890     3,539,623        3,687,690      0.6
Charter Communications Operating, LLC
  Bank debt, Term Loan
  6.91%, due 3/18/08......................            5/15/01              5,000,000     4,967,815        4,956,250      0.7
Colorado Prime Corp.
  Common Stock............................        5/6/97-11/10/99             64,130           641              641      0.0(a)
  Preferred Stock.........................        5/6/97-11/10/99              1,509     5,504,719          393,836      0.1
Electronic Retailing Systems
  International, Inc.
  8.00%, due 8/1/04 (b)...................        5/26/98-4/1/01             562,670        91,841           42,200      0.0(a)
  10.00%, due 8/1/01 (b)..................        5/26/98-4/1/01             570,722       290,372          218,301      0.0(a)
  Convertible Preferred Stock
  Series A-1 (b)..........................        5/20/98-1/15/99              4,247            43               43      0.0(a)
Ermis Maritime Holdings Ltd.
  12.50%, due 3/15/04.....................        12/14/98-2/9/01          4,605,000     3,986,448        3,921,618      0.6
  Preferred Stock (b).....................        12/9/98-2/6/01              70,835             0(c)           708      0.0(a)
FRI-MRD Corp.
  14.00%, due 1/24/02.....................           10/30/98              3,000,000     3,009,148        1,950,000      0.3
  15.00%, due 1/24/02.....................        8/12/97-4/3/98           5,400,000     5,379,596        3,672,000      0.5
Genesis Health Ventures, Inc.
  Bank debt, Revolver
  7.24%, due 9/30/03......................        2/15/00-5/10/01            481,250       338,863          325,806      0.0(a)
  Bank debt, Term Loan B
  7.49%, due 9/30/04......................            2/25/00              1,528,721     1,124,246        1,039,530      0.2
  Bank debt, Term Loan C
  7.74%, due 6/1/05.......................            2/25/00              1,521,224     1,100,717        1,034,432      0.2
GT Group Telecom Services Corp.
  Term Loan B
  8.6875%, due 6/30/08....................            1/30/01              2,304,787     1,741,463        1,815,020      0.2
  Term Loan A
  10.00%, due 6/30/08.....................            1/30/01              3,225,213     2,415,249        2,539,855      0.4

                                                   MAINSTAY VP SERIES FUND, INC.

                                                                          PRINCIPAL                                    PERCENT
                                                    ACQUISITION            AMOUNT/                        6/30/01         OF
                 SECURITY                             DATE(S)              SHARES         COST             VALUE      NET ASSETS
                 --------                       -------------------      -----------   -----------      -----------   ----------
Harborside Healthcare Corp.
  (zero coupon), due 8/1/07
  12.00%, beginning 8/1/04................        8/20/99-6/30/00        $ 9,217,000   $ 3,763,209      $ 4,055,480      0.6%
  Class A, Warrants.......................        8/17/99-6/27/00            259,493       781,236          389,240      0.1
ICO Global Communications
  Holdings Ltd.
  Class A, Common Stock...................            5/10/00                334,930     3,500,019          669,860      0.1
Multicare Companies, Inc. (The)
  Bank debt, Term Loan B
  9.51%, due 9/30/04......................            2/25/00              1,359,466       934,783          992,411      0.1
  Bank debt, Term Loan C
  10.35%, due 6/1/05......................            2/25/00                450,838       309,543          329,111      0.1
  Bank debt, Revolver
  10.75%, due 9/30/03.....................            2/15/00                259,737       161,149          188,309      0.0(a)
Pacific & Atlantic (Holdings) Inc.
  Convertible Preferred Stock
  7.50%, Class A (b)......................        5/21/98-5/4/99             153,164     1,524,981          842,402      0.1
Paperboard Industries
  International, Inc.
  Convertible Preferred Stock
  5.00%, Class A..........................            5/4/98                 145,000     2,413,129        2,325,942      0.3
President Casinos, Inc.
  12.00%, due 9/15/01.....................            12/3/98                895,000       895,000          716,000      0.1
Synthetic Industries, Inc.
  Bridge Loan
  17.00%, due 6/14/08.....................       12/17/99-3/27/00            665,000       665,000          392,350      0.1
United Artists Theatre Circuit, Inc.
  Bank debt, Term Loan
  8.06%, due 2/2/05.......................            5/9/01               2,244,346     2,244,346        2,151,767      0.3
  Common Stock............................            2/1/01                  71,229        65,182          142,458      0.0(a)
United Industries Corp.
  Bank debt, Revolver
  7.57%, due 1/20/05......................        3/26/01-5/30/01            145,994       145,994          134,680      0.0(a)
  Bank debt, Term Loan A
  7.57%, due 1/20/05......................            3/26/01                538,702       487,121          496,953      0.1
Ziff Davis Media, Inc.
  Bank debt, Term Loan B1
  7.51%, due 3/31/07......................            6/5/01                 187,518       165,477          167,266      0.0(a)
  Bank debt, Term Loan B2
  8.28%, due 3/31/07......................            6/5/01               1,807,474     1,594,925        1,612,267      0.3
                                                                                       -----------      -----------      ---
                                                                                       $56,122,653      $44,215,629      6.5%
                                                                                       ===========      ===========      ===

------------
(a)  Less than one tenth of a percent.
(b)  PIK ("Payment in Kind") -- interest payment is made with additional shares.
(c)  Less than one dollar.

TOTAL RETURN PORTFOLIO

Restricted security held at June 30, 2001:

                                                                                                                       PERCENT
                                                     ACQUISITION                                          6/30/01         OF
                 SECURITY                               DATE                SHARES        COST             VALUE      NET ASSETS
                 --------                        -------------------      ----------   -----------      -----------   ----------
Paperboard Industries International, Inc.
  Convertible Preferred Stock
  5.00%, Class A...........................            5/4/98                 15,000   $   249,634      $   240,615      0.0%(a)
                                                                                       ===========      ===========      ===

------------
(a)  Less than one tenth of a percent.

                                      (K)

SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans are secured by collateral (cash or securities) at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios receive compensation for lending their securities in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Portfolios also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Portfolios.

At June 30, 2001, Government and Total Return Portfolios had portfolio securities on loan with a market value of $39,285,301 and $35,615,047, respectively, to broker-dealers and government securities dealers.

Cash collateral received by Government and Total Return Portfolios is invested in investment grade commercial paper, or other securities in accordance with the Portfolios Securities Lending Procedures. Such investments are included as an asset, and the obligation to return the cash collateral is recorded as a liability in the Statement of Assets and Liabilities. While the Portfolios invest cash collateral in investment grade securities or other "high quality" investment vehicles, the Portfolios bear the risk that liability for the collateral may exceed the value of the investment.

Non-cash collateral received and held by Government and Total Return Portfolios in the form of U.S. Government obligations, had a value of $892,830 and $477,797, respectively, as of June 30, 2001.

Net income earned for securities lending transactions amounted to $34,356 and $56,156, net of broker fees and rebates, for the Government and Total Return Portfolios, respectively, for the six months ended June 30, 2001, which is included as interest income on the Statement of Operations.

                                                   MAINSTAY VP SERIES FUND, INC.

GOVERNMENT PORTFOLIO

Investments made with cash and non-cash collateral at June 30, 2001:

                                                                SHARES           VALUE
                                                              ---------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................   1,761,799      $ 1,761,799
Cash with Security Lending Agent............................                       10,774
                                                                              -----------
                                                                                1,772,573
                                                                              -----------
                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
SHORT-TERM COMMERCIAL PAPER
Fountain Square Commercial Funding Corp.
  4.35%, due 7/2/01.........................................  $1,640,000        1,639,802
Galleon Capital Corp.
  4.06%, due 7/6/01.........................................   5,020,000        5,017,176
Polonius Inc.
  4.02%, due 7/10/01........................................   8,021,000        8,012,959
Regency Markets No. 1 LLC
  3.96%, due 7/16/01........................................   5,000,000        4,991,771
Three Crowns Funding LLC
  3.96%, due 7/13/01........................................   4,200,000        4,194,470
VVR Funding LLC
  4.02%, due 7/24/01........................................   4,800,000        4,787,733
                                                                              -----------
                                                                               28,643,911
                                                                              -----------
MASTER NOTE
Bank of America Securities
  4.25%, due 7/2/01.........................................   5,500,000        5,500,000
                                                                              -----------
REPURCHASE AGREEMENTS
Credit Suisse First Boston Corp.
  4.17%, due 7/2/01
  (Collateralized by
  $58,598 Cerro Negro Finance Ltd.
    7.33%, due 12/1/09 Market Value $58,598
  $2,859,117 Cerro Negro Finance Ltd.
    7.90%, due 12/1/20 Market Value $2,880,714
  $2,185,176 Valero Energy Corp.
    7.85%, due 6/1/05 Market Value $2,185,176)..............   5,000,000        5,000,000
                                                                              -----------
Total investments made with cash collateral.................                  $40,916,484
                                                                              ===========
Non-cash collateral received and held by the Portfolio at
  June 30, 2001:
                                                                                 VALUE
                                                                              -----------

United States Treasury Bonds
  5.25%, due 2/15/29........................................      50,000      $    46,703
  6.00%, due 2/15/26........................................      50,000           51,672
  6.25%, due 8/15/23........................................     240,000          255,300
  7.50%, due 11/15/16.......................................     100,000          117,437
  7.625%, due 2/15/07.......................................     100,000          105,125
  8.125%, due 5/15/21.......................................      70,000           88,616
  8.75%, due 5/15/17........................................      65,000           85,008
  12.00%, due 8/15/13.......................................     100,000          142,969
                                                                              -----------
Total non-cash collateral...................................                  $   892,830
                                                                              ===========
Total collateral............................................                  $41,809,314
                                                                              ===========

TOTAL RETURN PORTFOLIO

Investments made with cash and non-cash collateral at June 30, 2001:

                                                                SHARES            VALUE
                                                              ----------------------------
CASH & CASH EQUIVALENTS
AIM Institutional Funds Group...............................    2,236,501      $ 2,236,501
Cash with Security Lending Agent............................                         7,990
                                                                               -----------
                                                                                 2,244,491
                                                                               -----------

                                                               PRINCIPAL
                                                                AMOUNT
                                                              -----------
SHORT-TERM COMMERCIAL PAPER
Galleon Capital Corp.
  4.06%, due 7/6/01.........................................  $10,930,000       10,923,851
Three Crowns Funding, LLC
  4.05%, due 7/5/01.........................................    6,996,000        6,992,860
                                                                               -----------
                                                                                17,916,711
                                                                               -----------
MASTER NOTE
Bank of America Securities
  4.25%, due 7/2/01.........................................   10,000,000       10,000,000
                                                                               -----------
REPURCHASE AGREEMENTS
Deutsche Bank Alex Brown Inc.
  4.20%, due 7/2/01
  (Collateralized by
  $1,711,645 Aetna Inc.
    7.375%, due 3/1/06 Market Value $1,753,249
  $657,406 Gulf Canada Resources Ltd.
    8.375%, due 11/15/05 Market Value $663,596
  $407,660 Lehman Brothers Holdings Inc.
    7.75%, due 1/15/05 Market Value $407,660
  $2,512,825 MBNA America Bank NA
    6.875%, due 7/15/04 Market Value $2,512,825
  $1,980,160 News America Holdings Inc.
    8.15%, due 10/17/36 Market Value $2,012,671)............    7,000,000        7,000,000
                                                                               -----------
Total investments made with cash collateral.................                   $37,161,202
                                                                               ===========
Non-cash collateral received and held by the Portfolio at June 30, 2001:

                                                                                  VALUE
                                                                               -----------
United States Treasury Bonds
  3.625%, due 4/15/28.......................................      140,000      $   158,025
  7.625%, due 2/15/07.......................................      195,000          204,994
  8.125%, due 8/15/19.......................................       90,000          114,778
                                                                               -----------
Total non-cash collateral...................................                   $   477,797
                                                                               ===========
Total collateral............................................                   $37,638,999
                                                                               ===========

                                                   MAINSTAY VP SERIES FUND, INC.

                                      (L)

PURCHASED AND WRITTEN OPTIONS. International Equity Portfolio may write covered call and put options on its portfolio securities or foreign currencies. Premiums are received and are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. By writing a covered call option, a Portfolio foregoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security or foreign currency increase. By writing a covered put option, a Portfolio, in exchange for the premium, accepts the risk of a decline in the market value of the underlying security or foreign currency below the exercise price.

The Portfolio may purchase call and put options on its portfolio securities or foreign currencies. The Portfolio may purchase call options to protect against an increase in the price of the security or foreign currency it anticipates purchasing. The Portfolio may purchase put options on its securities or foreign currencies to protect against a decline in the value of the security or foreign currency or to close out covered written put positions. Risks may arise from an imperfect correlation between the change in market value of the securities or foreign currencies held by the Portfolio and the prices of options relating to the securities or foreign currencies purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

                                      (M)

LOAN PARTICIPATIONS. High Yield Corporate Bond Portfolio invests in Loan Participations. When the Portfolio purchases a Participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the Borrower ("Intermediate Participants"). The Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation.

                                      (N)

FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes withheld at the source.

                                      (O)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for federal tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains.

                                      (P)

ORGANIZATION COSTS. Costs incurred in connection with the initial organization and registration of American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios of the Fund are amortized over a maximum period of 60 months beginning with the commencement of operations of the respective Portfolios on May 1, 1998. Organization costs for American Century Income & Growth, Dreyfus Large Company Value and Lord Abbett Developing Growth Portfolios, paid by, and reimbursable to, NYLIAC, aggregated approximately $64,500. In the event that any of the initial shares purchased by NYLIAC are redeemed, proceeds of such redemption will be reduced by the proportionate amount of the unamortized deferred organizational expenses which the number of shares redeemed bears to the total number of initial shares purchased.

Initial shares purchased by NYLIAC in Eagle Asset Management Growth Equity Portfolio were redeemed on December 28, 2000 and March 29, 2001. (Also see Note 6 for further discussion of these redemptions).

                                      (Q)

EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except when direct allocations of expenses can be made.

                                      (R)

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

                                      (A)

INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION FEES. Prior to February 13, 2001, MacKay Shields LLC ("MacKay Shields") acted as investment adviser to Capital Appreciation, Cash Management, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return and Value Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, replaced MacKay Shields as investment adviser, pursuant to a Substitution Agreement. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-adviser to these Portfolios under a Sub-Advisory Agreement with NYLIM. Prior to December 22, 2000, Madison Square Advisors LLC ("Madison Square Advisors") acted as investment adviser to Bond and Growth Equity Portfolios under an Investment Advisory Agreement and Monitor Capital Advisors LLC ("Monitor") acted as investment adviser to Indexed Equity Portfolio under an Investment Advisory Agreement. Effective December 22, 2000, NYLIM replaced Madison Square Advisers and Monitor as investment adviser pursuant to Substitution Agreements and these Portfolios will be advised by NYLIM directly, without a sub-adviser. Prior to February 13, 2001, New York Life acted as investment adviser to American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios under an Investment Advisory Agreement. Effective February 13, 2001, NYLIM replaced New York Life as investment adviser, pursuant to a Substitution Agreement. Pursuant to a Sub-Advisory Agreement with NYLIM, American Century Investment Management, Inc. serves as sub-adviser to the American Century Income & Growth Portfolio; The Dreyfus Corporation serves as sub-adviser to the Dreyfus Large Company Value Portfolio; Eagle Asset Management, Inc. serves as sub-adviser to the Eagle Asset Management Growth Equity Portfolio; and Lord, Abbett & Co.

                                                   MAINSTAY VP SERIES FUND, INC.

serves as sub-adviser to the Lord Abbett Developing Growth Portfolio. The substitutions had no effect on investment personnel, investment strategies or fees of the Portfolios.

Prior to February 13, 2001, NYLIAC was administrator for the Fund. Effective February 13, 2001, NYLIM replaced NYLIAC as administrator under a Substitution Agreement.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                                               ADVISER   ADMINISTRATOR
                                                               -------   -------------
Capital Appreciation Portfolio..............................    0.36%        0.20%
Cash Management Portfolio...................................    0.25%        0.20%
Convertible Portfolio.......................................    0.36%        0.20%
Government Portfolio........................................    0.30%        0.20%
High Yield Corporate Bond Portfolio.........................    0.30%        0.20%
International Equity Portfolio..............................    0.60%        0.20%
Total Return Portfolio......................................    0.32%        0.20%
Value Portfolio.............................................    0.36%        0.20%
Bond Portfolio..............................................    0.25%        0.20%
Growth Equity Portfolio.....................................    0.25%        0.20%
Indexed Equity Portfolio....................................    0.10%        0.20%
American Century Income & Growth Portfolio..................    0.50%        0.20%
Dreyfus Large Company Value Portfolio.......................    0.60%        0.20%
Eagle Asset Management Growth Equity Portfolio..............    0.50%        0.20%
Lord Abbett Developing Growth Portfolio.....................    0.60%        0.20%

Pursuant to the terms of the Sub-Advisory Agreements between NYLIM and the sub-advisers, NYLIM pays the sub-advisers a monthly fee at an annual rate of average daily net assets of that Portfolio as follows:

Capital Appreciation Portfolio..............................       0.36%
Cash Management Portfolio...................................       0.25%
Convertible Portfolio.......................................       0.36%
Government Portfolio........................................       0.30%
High Yield Corporate Bond Portfolio.........................       0.30%
International Equity Portfolio..............................       0.60%
Total Return Portfolio......................................       0.32%
Value Portfolio.............................................       0.36%
American Century Income & Growth Portfolio..................       0.40%*
Dreyfus Large Company Value Portfolio.......................       0.50%**
Eagle Asset Management Growth Equity Portfolio..............       0.40%***
Lord Abbett Developing Growth Portfolio.....................       0.50%

----------
  * On assets up to $100 million; 0.35% on assets from $100 million to $200 million; 0.30% on assets over $200 million.

 ** On assets up to $100 million; 0.45% on assets from $100 million to $250 million; 0.40% on assets over $250 million.

*** On assets up to $200 million; 0.30% on assets over $200 million.

                                      (B)

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), a wholly-owned subsidiary of NYLIM, which in turn is an indirect wholly-owned subsidiary of New York Life, serves as the Fund's distributor and principal underwriter (the "Distributor") pursuant to a Distribution agreement. NYLIFE Distributors is not obligated to sell any specific amount of the Fund's shares, and receives no compensation from the Fund pursuant to the Distribution Agreement.

                                      (C)

DIRECTORS FEES. Directors, other than those affiliated with NYLIM, New York Life, MacKay Shields or NYLIFE Distributors, are paid an annual fee of $35,000, and $1,500 for each Board meeting and each Committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Fund allocates this expense in proportion to the net assets of the respective Portfolios.

                                      (D)

CAPITAL. At June 30, 2001, NYLIAC was the beneficial owner of shares of the following Portfolios with net asset values as follows:

American Century Income & Growth Portfolio..................   $10,825,880
Dreyfus Large Company Value Portfolio.......................    10,786,721
Lord Abbett Developing Growth Portfolio.....................     9,009,961

These values represent 14.8%, 20.8% and 27.6%, respectively, of the net assets of each respective Portfolio at June 30, 2001.

                                      (E)

OTHER. Fees for the cost of legal services provided to the Fund by the Office of General Counsel of NYLIM are charged to the Portfolios. For the six months ended June 30, 2001 these fees accrued, in the following amounts, were included in Professional fees shown on the Statement of Operations:

Capital Appreciation Portfolio..............................   $16,609
Cash Management Portfolio...................................     4,059
Convertible Portfolio.......................................     2,007
Government Portfolio........................................     1,805
High Yield Corporate Bond Portfolio.........................     7,611
International Equity Portfolio..............................       636
Total Return Portfolio......................................     8,052
Value Portfolio.............................................     4,082
Bond Portfolio..............................................     3,117
Growth Equity Portfolio.....................................    12,812
Indexed Equity Portfolio....................................    15,531
American Century Income & Growth Portfolio..................       787
Dreyfus Large Company Value Portfolio.......................       541
Eagle Asset Management Growth Equity Portfolio..............     2,018
Lord Abbett Developing Growth Portfolio.....................       331

                                                   MAINSTAY VP SERIES FUND, INC.

NOTE 4--Federal Income Tax:
--------------------------------------------------------------------------------

At December 31, 2000, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by regulations to offset future realized gains of each respective Portfolio through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Additionally, as shown in the table below, certain Portfolios intend to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose during the year after October 31, 2000 as if they arose on January 1, 2001.

                                                                CAPITAL LOSS                         CAPITAL LOSS
                                                              AVAILABLE THROUGH   AMOUNT (000'S)   DEFERRED (000'S)
                                                              -----------------   --------------   ----------------
Capital Appreciation Portfolio..............................                         $     0           $ 6,291
                                                                                     =======           =======
Convertible Portfolio.......................................                         $     0           $ 4,548
                                                                                     =======           =======
Government Portfolio........................................        2004             $   812
                                                                    2007               7,885
                                                                    2008               1,870
                                                                                     -------
                                                                                     $10,567           $     0
                                                                                     =======           =======
High Yield Corporate Bond Portfolio.........................        2008             $14,224           $ 7,333
                                                                                     =======           =======
Bond Portfolio..............................................        2007             $ 3,451
                                                                    2008               5,186
                                                                                     -------
                                                                                     $ 8,637           $     0
                                                                                     =======           =======
American Century Income & Growth Portfolio..................        2008             $   168           $   338
                                                                                     =======           =======
Eagle Asset Management Growth Equity Portfolio..............                         $     0           $13,638
                                                                                     =======           =======
Lord Abbett Developing Growth Portfolio.....................        2008             $ 3,407           $   339
                                                                                     =======           =======


Value and Dreyfus Large Company Value Portfolios utilized $6,294,891 and $928,770, respectively, of capital loss carryforwards during the year ended December 31, 2000.

--------------------------------------------------------------------------------
NOTE 5--Line of Credit:
--------------------------------------------------------------------------------

Capital Appreciation, Convertible, Government, High Yield Corporate Bond, International Equity, Total Return, Value, Bond, Growth Equity, Indexed Equity, American Century Income & Growth, Dreyfus Large Company Value, Eagle Asset Management Growth Equity and Lord Abbett Developing Growth Portfolios participate in a line of credit of $375,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. The Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated amongst the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the six months ended June 30, 2001.

--------------------------------------------------------------------------------
NOTE 6--Redemption by NYLIAC of Initial Investment:
--------------------------------------------------------------------------------

On December 28, 2000 and March 29, 2001, NYLIAC redeemed its initial investment in Eagle Asset Management Growth Equity Portfolio. In connection with the redemption of the initial shares, NYLIAC reimbursed the Portfolio $9,445 and $501, respectively, which represented the unamortized deferred organization expense of the Portfolio on the dates of the redemptions.

NOTE 7--Purchases and Sales of Securities (in 000's):
--------------------------------------------------------------------------------

During the six months ended June 30, 2001, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                      CAPITAL APPRECIATION        CONVERTIBLE             GOVERNMENT
                                                           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                     PURCHASES     SALES      PURCHASES    SALES     PURCHASES    SALES
                                                     --------------------------------------------------------------------
U.S. Government Securities.........................  $     --    $       --   $     --    $     --   $128,398    $114,830
All others.........................................   395,386       395,684    189,006     174,569     15,665       3,395
                                                     --------------------------------------------------------------------
Total..............................................  $395,386    $  395,684   $189,006    $174,569   $144,063    $118,225
                                                     ====================================================================

                                                                                                        AMERICAN CENTURY
                                                          GROWTH EQUITY           INDEXED EQUITY        INCOME & GROWTH
                                                            PORTFOLIO               PORTFOLIO              PORTFOLIO
                                                     PURCHASES      SALES      PURCHASES    SALES     PURCHASES    SALES
                                                     ---------------------------------------------------------------------
U.S. Government Securities.........................  $       --   $       --   $     --    $     --   $     --    $     --
All others.........................................     628,025      646,946     25,066       9,593     20,440      19,812
                                                     ---------------------------------------------------------------------
Total..............................................  $  628,025   $  646,946   $ 25,066    $  9,593   $ 20,440    $ 19,812
                                                     =====================================================================

--------------------------------------------------------------------------------
NOTE 8--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares for the six months ended June 30, 2001 and the year ended December 31, 2000 were as follows:

                                                     CAPITAL APPRECIATION        CASH MANAGEMENT           CONVERTIBLE
                                                           PORTFOLIO                PORTFOLIO               PORTFOLIO
                                                       2001        2000         2001         2000        2001       2000
                                                     ---------------------------------------------------------------------
Shares sold........................................     4,371      11,599     1,053,843    1,228,630      3,084      7,838
Shares issued in reinvestment of dividends and
  distributions....................................        --       3,782         6,807       18,471         --      1,540
                                                     ---------------------------------------------------------------------
                                                        4,371      15,381     1,060,650    1,247,101      3,084      9,378
Shares redeemed....................................    (4,591)     (6,507)   (1,009,370)  (1,395,657)      (908)    (1,167)
                                                     ---------------------------------------------------------------------
Net increase (decrease)............................      (220)      8,874        51,280     (148,556)     2,176      8,211
                                                     =====================================================================

                                                                                                      AMERICAN CENTURY
                                                        GROWTH EQUITY          INDEXED EQUITY          INCOME & GROWTH
                                                          PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                       2001       2000        2001         2000        2001       2000
                                                     -------------------------------------------------------------------
Shares sold........................................     3,160      8,922        8,517       21,113        432      1,884
Shares issued in reinvestment of dividends and
  distributions....................................        --      5,256           17        1,584         --         52
                                                     -------------------------------------------------------------------
                                                        3,160     14,178        8,534       22,697        432      1,936
Shares redeemed....................................    (3,793)    (6,594)      (8,278)     (15,749)      (324)      (307)
                                                     -------------------------------------------------------------------
Net increase (decrease)............................      (633)     7,584          256        6,948        108      1,629
                                                     ===================================================================

                                                   MAINSTAY VP SERIES FUND, INC.

--------------------------------------------------------------------------------

         HIGH YIELD           INTERNATIONAL
       CORPORATE BOND             EQUITY              TOTAL RETURN               VALUE                   BOND
         PORTFOLIO              PORTFOLIO               PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES     SALES     PURCHASES    SALES     PURCHASES    SALES
---------------------------------------------------------------------------------------------------------------------
    $      --   $     --   $      --   $     --   $  228,889   $294,239   $      --   $     --   $  57,767   $ 41,822
      279,581    179,882      34,157     33,444      240,709    186,523     187,700    165,640      63,284     38,085
---------------------------------------------------------------------------------------------------------------------
    $ 279,581   $179,882   $  34,157   $ 33,444   $  469,598   $480,762   $ 187,700   $165,640   $ 121,051   $ 79,907
=====================================================================================================================

                               EAGLE ASSET
          DREYFUS               MANAGEMENT            LORD ABBETT
    LARGE COMPANY VALUE       GROWTH EQUITY        DEVELOPING GROWTH
         PORTFOLIO              PORTFOLIO              PORTFOLIO
    PURCHASES    SALES     PURCHASES    SALES     PURCHASES    SALES
----------------------------------------------------------------------
    $      --   $     --   $      --   $     --   $      --   $     --
       27,137     18,752     193,251    193,987       7,834      9,559
----------------------------------------------------------------------
    $  27,137   $ 18,752   $ 193,251   $193,987   $   7,834   $  9,559
======================================================================

--------------------------------------------------------------------------------

                              HIGH YIELD           INTERNATIONAL
        GOVERNMENT          CORPORATE BOND            EQUITY             TOTAL RETURN              VALUE
         PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      2001       2000       2001       2000       2001       2000       2001       2000       2001       2000
---------------------------------------------------------------------------------------------------------------
       4,757      2,364      7,089      3,973      3,864      2,612      1,268      3,217      3,635      1,453
           5        747         58      9,501         59        337         65      4,232         38        884
---------------------------------------------------------------------------------------------------------------
       4,762      3,111      7,147     13,474      3,923      2,949      1,333      7,449      3,673      2,337
      (1,242)    (8,102)    (1,842)    (6,756)    (3,908)    (2,123)    (1,838)    (2,234)    (1,399)    (3,555)
---------------------------------------------------------------------------------------------------------------
       3,520     (4,991)     5,305      6,718         15        826       (505)     5,215      2,274     (1,218)
===============================================================================================================


            BOND
          PORTFOLIO
       2001       2000
---  -------------------
        2,874      1,135
            7      1,296
------------------------
        2,881      2,431
       (1,132)    (5,450)
------------------------
        1,749     (3,019)
========================

                                     EAGLE ASSET
           DREYFUS                    MANAGEMENT                 LORD ABBETT
     LARGE COMPANY VALUE            GROWTH EQUITY             DEVELOPING GROWTH
          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
      2001          2000          2001          2000          2001         2000
---------------------------------------------------------------------------------
        902         1,373         2,227        11,969           205        1,911
         70            90            --         1,327            --          110
---------------------------------------------------------------------------------
        972         1,463         2,227        13,296           205        2,021
       (162)         (277)       (2,326)       (2,130)         (405)        (879)
---------------------------------------------------------------------------------
        810         1,186           (99)       11,166          (200)       1,142
=================================================================================

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